UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1. Reports to Stockholders.

AZL® AIM
International Equity Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL AIM International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL AIM International Equity Fund	$1,000.00	$1,108.60	$7.11	1.36%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL AIM International Equity Fund	$1,000.00	$1,018.05	$6.80	1.36%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL AIM International Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	3.6%
Air Freight & Logistics	0.8
Auto Components	0.7
Automobiles	0.8
Beverages	3.5
Biotechnology	1.0
Chemicals	1.8
Commercial Banks	3.3
Commercial Services & Supplies	0.9
Communications Equipment	0.6
Construction Materials	0.6
Distributors	0.7
Diversified Financial Services	0.5
Diversified Telecommunication Services	4.8
Electronic Equipment & Instruments	3.3
Energy Equipment & Services	0.4
Food & Staples Retailing	1.8
Food Products	3.1
Health Care Equipment & Supplies	3.3
Hotels, Restaurants & Leisure	2.3
Household Products	2.0
Independent Power Producers & Energy Traders	1.2
Industrial Conglomerates	2.9
Insurance	1.1
IT Services	2.2
Machinery	1.9
Media	3.8
Metals & Mining	1.8
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	13.5
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	1.1
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	1.1
Tobacco	3.7
Wireless Telecommunication Services	3.8
Right	0.0
Investment Company	8.7

96.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (87.6%):
Aerospace & Defense (3.6%):
377,421	BAE Systems plc	$2,106,530
247,911	Finmeccanica SpA	3,497,898
1,032,000	Singapore Technologies Engineering, Ltd.	1,742,282

		7,346,710

Air Freight & Logistics (0.8%):
87,009	TNT NV	1,694,539

Auto Components (0.7%):
59,500	Denso Corp.	1,516,994

Automobiles (0.8%):
46,200	Toyota Motor Corp.	1,746,830

Beverages (3.5%):
150,649	Anheuser-Busch Inbev NV	5,453,302
53,969	Heineken Holding NV	1,716,826

		7,170,128

Biotechnology (1.0%):
82,745	CSL, Ltd.	2,138,090

Chemicals (1.8%):
15,971	Syngenta AG, Registered Shares	3,709,550

Commercial Banks (3.3%):
297,566	Akbank T.A.S	1,323,884
37,481	BNP Paribas, Inc.	2,432,030
310,000	United Overseas Bank, Ltd.	3,132,123

		6,888,037

Commercial Services & Supplies (0.9%):
158,557	Capita Group plc	1,869,048

Communications Equipment (0.6%):
83,577	Nokia OYJ	1,219,566

Construction Materials (0.6%):
57,392	Carlsberg A/S, Class B	1,315,639

Distributors (0.7%):
552,000	Li & Fung, Ltd.	1,475,596

Diversified Financial Services (0.5%):
13,170	Deutsche Boerse AG	1,022,959

Diversified Telecommunication Services (4.8%):
209,783	Koninklijke KPN NV	2,889,624
69,000	Philippine Long Distance Telephone Co.	3,433,245
162,756	Telefonica SA	3,690,102

		10,012,971

Electronic Equipment & Instruments (3.3%):
101,800	HOYA Corp.	2,038,604
10,987	Keyence Corp.	2,236,307
43,300	Nidec Corp.	2,616,894

		6,891,805

Energy Equipment & Services (0.4%):
123,642	Petroleum Geo-Services*	771,302

Food & Staples Retailing (1.8%):
627,923	Tesco plc	3,659,496

Food Products (3.1%):
21,995	Groupe Danone	1,087,624
140,608	Nestle SA, Registered Shares	5,307,930

		6,395,554

Health Care Equipment & Supplies (3.3%):
56,689	Cochlear, Ltd.	2,632,609
128,275	Smith & Nephew plc	950,889
39,803	Sonova Holding AG, Registered Shares	3,239,979

		6,823,477

Hotels, Restaurants & Leisure (2.3%):
644,088	Compass Group plc	3,629,002
40,228	OPAP SA	1,068,267

		4,697,269

Household Products (2.0%):
88,919	Reckitt Benckiser Group plc	4,051,927

Independent Power Producers & Energy Traders (1.2%):
645,557	International Power plc	2,534,235

Industrial Conglomerates (2.9%):
479,000	Hutchison Whampoa, Ltd.	3,123,196
587,000	Keppel Corp., Ltd.	2,787,451

		5,910,647

Insurance (1.1%):
145,813	Aviva plc	823,884
42,738	AXA SA	807,891
46,564	QBE Insurance Group, Ltd.	742,783

		2,374,558

IT Services (2.2%):
23,199	Cap Gemini SA	856,792
98,096	Infosys Technologies, Ltd., SP ADR	3,607,971

		4,464,763

Machinery (1.9%):
42,125	Bharat Heavy Electricals, Ltd.	1,934,922
25,900	Fanuc, Ltd.	2,066,899

		4,001,821

Media (3.8%):
139,968	Grupo Televisa SA, ADR	2,379,456
425,530	Informa plc	1,536,850
297,185	Reed Elsevier plc	2,215,637
256,874	WPP plc	1,708,293

		7,840,236

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Metals & Mining (1.8%):
134,093	BHP Billiton, Ltd.	$3,674,234

Oil, Gas & Consumable Fuels (8.2%):
141,167	BG Group plc	2,371,603
32,600	Canadian Natural Resources, Ltd.	1,715,362
29,941	EnCana Corp.	1,484,820
154,669	Eni SpA	3,668,803
58,556	Petroleo Brasileiro SA, ADR, Class A	1,953,428
76,053	Suncor Energy, Inc.	2,313,178
65,356	Total SA	3,539,449

		17,046,643

Pharmaceuticals (13.5%):
72,142	Bayer AG	3,873,332
36,721	Merck KGaA	3,748,481
69,454	Novo Nordisk A/S, B Shares	3,775,500
42,906	Roche Holding AG	5,838,651
289,390	Shire plc	3,990,862
134,308	Teva Pharmaceutical Industries, Ltd., ADR	6,626,757

		27,853,583

Road & Rail (0.8%):
37,133	Canadian National Railway Co.	1,595,611

Semiconductors & Semiconductor Equipment (1.1%):
241,310	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,270,727

Specialty Retail (0.7%):
259,300	Esprit Holdings, Ltd.	1,443,808

Textiles, Apparel & Luxury Goods (1.1%):
10,697	Puma AG	2,360,515

Tobacco (3.7%):
87,388	British American Tobacco plc	2,413,846
199,223	Imperial Tobacco Group plc	5,181,036

		7,594,882

Wireless Telecommunication Services (3.8%):
102,768	America Movil, SAB de C.V., ADR, Series L	3,979,177
1,960,941	Vodafone Group plc	3,790,003

		7,769,180

Total Common Stocks (Cost $191,702,642)		181,152,930

Right (0.0%):
Beverages (0.0%):
39,264	Anheuser-Busch InBev NV	165

Total Rights (Cost $—)		165

Investment Company (8.7%):
17,930,920	Dreyfus Treasury Prime Cash Management, 0.09%(a)	17,930,920

Total Investment Company (Cost $17,930,920)		17,930,920

Total Investment Securities (Cost $209,633,562)(b) — 96.3%		199,084,015
Net other assets (liabilities) — 3.7%		7,558,412

Net Assets — 100.0%		$206,642,427

Percentages indicated are based on net assets as of June 30, 2009.

ADR—American Depository Receipt

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $215,431,472. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,380,977
Unrealized depreciation	(29,728,434)

Net unrealized depreciation	$(16,347,457)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United Kingdom	19.6%
Switzerland	9.1%
United States	9.0%
Japan	6.1%
Germany	5.5%
Australia	4.6%
France	4.4%
Singapore	3.8%
Italy	3.6%
Canada	3.6%
Israel	3.3%
Mexico	3.2%
Netherlands	3.2%
Hong Kong	3.0%
India	2.8%
Belgium	2.7%
Jersey	2.0%
Denmark	1.9%
Spain	1.9%
Philippines	1.7%
Taiwan	1.1%
Brazil	1.0%
Turkey	0.7%
Ireland	0.7%
Finland	0.6%
Greece	0.5%
Norway	0.4%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 12,648 British Sterling Pounds in exchange for U.S. Dollars	7/1/09	$20,954	$20,806	$(148)

				$(148)

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL AIM
International
Equity Fund

Assets:
Investment securities, at cost	$209,633,562

Investment securities, at value	$199,084,015
Interest and dividends receivable	497,422
Foreign currency, at value (cost $7,175,774)	6,972,963
Receivable for capital shares issued	20,967
Receivable for investments sold	49
Reclaim receivable	582,725
Prepaid expenses	2,113

Total Assets	207,160,254

Liabilities:
Payable for investments purchased	20,806
Payable for capital shares redeemed	209,531
Unrealized depreciation on foreign currency contracts	148
Manager fees payable	153,680
Administration fees payable	8,127
Distribution fees payable	42,689
Administrative and compliance services fees payable	6,182
Trustee fees payable	373
Other accrued liabilities	76,291

Total Liabilities	517,827

Net Assets	$206,642,427

Net Assets Consist of:
Capital	$250,502,717
Accumulated net investment income/(loss)	6,078,165
Accumulated net realized gains/(losses) from investment transactions	(39,214,738)
Net unrealized appreciation/(depreciation) on investments	(10,723,717)

Net Assets	$206,642,427

Shares of beneficial interest (unlimited number of shares authorized, no par value)	18,073,071
Net Asset Value (offering and redemption price per share)	$11.43

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL AIM
International
Equity Fund

Investment Income:
Dividends	$3,629,013
Foreign withholding tax	(327,601)

Total Investment Income	3,301,412

Expenses:
Manager fees	802,137
Administration fees	43,560
Distribution fees	222,816
Custodian fees	59,389
Administrative and compliance service fees	6,182
Trustees’ fees	10,315
Professional fees	18,059
Shareholder reports	27,495
Other expenses	18,964

Total expenses before reductions	1,208,917
Less expenses paid indirectly	(103)

Net expenses	1,208,814

Net Investment Income/(Loss)	2,092,598

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(16,605,995)
Change in unrealized appreciation/(depreciation) on investments	34,549,914

Net Realized/Unrealized Gains/(Losses) on Investments	17,943,919

Change in Net Assets Resulting From Operations	$20,036,517

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL AIM
	International Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,092,598	$4,629,926
Net realized gains/(losses) on investment transactions	(16,605,995)	(22,250,097)
Change in unrealized appreciation/(depreciation) on investments	34,549,914	(126,572,565)

Change in net assets resulting from operations	20,036,517	(144,192,736)

Dividends to Shareholders:
From net investment income	—	(1,319,521)
From net realized gains on investments	—	(28,697,529)

Change in net assets resulting from dividends to shareholders	—	(30,017,050)

Capital Transactions:
Proceeds from shares issued	29,311,463	62,693,652
Proceeds from dividends reinvested	—	30,017,050
Value of shares redeemed	(19,452,043)	(114,801,503)

Change in net assets resulting from capital transactions	9,859,420	(22,090,801)

Change in net assets	29,895,937	(196,300,587)
Net Assets:
Beginning of period	176,746,490	373,047,077

End of period	$206,642,427	$176,746,490

Accumulated net investment income/(loss)	$6,078,165	$3,985,567

Share Transactions:
Shares issued	2,885,475	3,930,811
Dividends reinvested	—	2,255,225
Shares redeemed	(1,950,798)	(7,743,800)

Change in shares	934,677	(1,557,764)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$10.31	$19.95	$18.27	$14.57	$12.64	$10.35

Investment Activities:
Net Investment Income/(Loss)	0.10	0.28	0.13	0.05	0.02	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	1.02	(8.16)	2.51	3.86	2.04	2.26

Total from Investment Activities	1.12	(7.88)	2.64	3.91	2.06	2.29

Dividends to Shareholders From:
Net Investment Income	—	(0.08)	(0.11)	(0.03)	(0.03)	—
Net Realized Gains	—	(1.68)	(0.85)	(0.18)	(0.10)	—

Total Dividends	—	(1.76)	(0.96)	(0.21)	(0.13)	—

Net Asset Value, End of Period	$11.43	$10.31	$19.95	$18.27	$14.57	$12.64

Total Return(a)(b)	10.86%	(41.51)%	14.62%	27.04%	16.36%	22.13%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$206,642	$176,746	$373,047	$317,614	$169,997	$57,135
Net Investment Income/(Loss)(c)	2.35%	1.66%	0.61%	0.44%	0.52%	0.38%
Expenses Before Reductions(c)(d)	1.36%	1.37%	1.35%	1.45%	1.50%	1.79%
Expenses Net of Reductions(c)	1.36%	1.37%	1.35%	1.45%	1.43%	1.40%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.36%	1.37%	1.35%	1.45%	1.45%	N/A
Portfolio Turnover Rate(b)	15.41%	43.70%	41.62%	47.75%	34.54%	48.64%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL AIM International Equity Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund

•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The volume of foreign currency exchange contracts will generally be representative of the volume of security trades throughout the reporting period that were denominated in foreign currencies.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$—	Unrealized depreciation on foreign currency contracts	$(148)

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on futures contracts and on securities and foreign currency transactions/ change in net unrealized appreciation/depreciation on investments	$154,196	$(148)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Invesco Aim Capital Management, Inc. (“Invesco Aim”), Invesco Aim provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL AIM International Equity Fund	0.90%	1.45%

*	The Manager is voluntarily reducing the management fee to 0.85% on assets above $250 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $4,831 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a)	$27,926,486	$153,226,444	$181,152,930
Rights	—	165	165
Investment Companies	17,930,920	—	17,930,920

Total Investment Securities	45,857,406	153,226,609	199,084,015

Other Financial Instruments*	—	(148)	(148)

Total Investments	$45,857,406	$153,226,461	$199,083,867

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL AIM International Equity Fund	$36,109,386	$23,847,860

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL AIM International Equity Fund	$11,218,243

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $7,214,298 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL AIM International Equity Fund	$1,553,115	$28,463,935	$30,017,050

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL AIM International Equity Fund	$4,047,342	$4,047,342	$(18,432,541)	$(49,511,608)	$(63,896,807)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL AIM International Equity Fund will acquire the assets and liabilities of the AZL Oppenheimer International Growth Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® BlackRock Capital Appreciation Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL BlackRock Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,091.20	$5.81	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL BlackRock Capital Appreciation Fund	$1,000.00	$1,019.24	$5.61	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL BlackRock Capital Appreciation Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.8%
Air Freight & Logistics	1.5
Airline	1.0
Beverages	3.6
Biotechnology	4.8
Capital Markets	1.3
Chemicals	0.8
Commercial Services & Supplies	0.4
Communications Equipment	5.9
Computers & Peripherals	8.4
Diversified Financial Services	2.4
Energy Equipment & Services	2.1
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	4.5
Health Care Technology	0.5
Hotels, Restaurants & Leisure	2.0
Household Products	2.9
Industrial Conglomerate	2.0
Insurance	1.0
Internet & Catalog Retail	1.7
Internet Software & Services	4.0
Machinery	4.0
Media	0.5
Metals & Mining	2.6
Multiline Retail	3.0
Oil, Gas & Consumable Fuels	4.4
Personal Products	1.3
Pharmaceuticals	4.8
Semiconductors & Semiconductor Equipment	5.1
Software	9.6
Specialty Retail	2.9
Tobacco	1.5
Wireless Telecommunication Services	2.4
Investment Company	0.8

100.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.8%):
30,600	General Dynamics Corp.	$1,694,934
57,800	Honeywell International, Inc.	1,814,920

		3,509,854

Air Freight & Logistics (1.5%):
30,700	C.H. Robinson Worldwide, Inc.	1,601,005
25,700	United Parcel Service, Inc., Class B	1,284,743

		2,885,748

Airline (1.0%):
337,800	Delta Air Lines, Inc.*	1,955,862

Beverages (3.6%):
106,800	Coca-Cola Co. (The)	5,125,332
35,600	PepsiCo, Inc.	1,956,576

		7,081,908

Biotechnology (4.8%):
81,300	Amgen, Inc.*	4,304,022
42,200	Celgene Corp.*	2,018,848
67,700	Gilead Sciences, Inc.*	3,171,068

		9,493,938

Capital Markets (1.3%):
17,800	Goldman Sachs Group, Inc.	2,624,432

Chemicals (0.8%):
41,700	Ecolab, Inc.	1,625,883

Commercial Services & Supplies (0.4%):
18,300	Manpower, Inc.	774,822

Communications Equipment (5.9%):
235,500	Cisco Systems, Inc.*	4,389,720
158,400	QUALCOMM, Inc.	7,159,680

		11,549,400

Computers & Peripherals (8.4%):
64,300	Apple, Inc.*	9,158,249
110,600	Dell, Inc.*	1,518,538
55,900	Hewlett-Packard Co.	2,160,535
34,800	International Business Machines Corp.	3,633,816

		16,471,138

Diversified Financial Services (2.4%):
9,000	CME Group, Inc.	2,799,990
54,000	JPMorgan Chase & Co.	1,841,940

		4,641,930

Energy Equipment & Services (2.1%):
33,100	Schlumberger, Ltd.	1,791,041
31,000	Transocean, Ltd.*	2,302,990

		4,094,031

Food & Staples Retailing (2.4%):
97,000	Wal-Mart Stores, Inc.	4,698,680

Health Care Equipment & Supplies (2.5%):
378,100	Boston Scientific Corp.*	3,833,934
23,500	Zimmer Holdings, Inc.*	1,001,100

		4,835,034

Health Care Providers & Services (4.5%):
64,600	Medco Health Solutions, Inc.*	2,946,406
127,700	UnitedHealth Group, Inc.	3,189,946
54,500	WellPoint, Inc.*	2,773,505

		8,909,857

Health Care Technology (0.5%):
17,400	Cerner Corp.*	1,083,846

Hotels, Restaurants & Leisure (2.0%):
67,000	McDonald’s Corp.	3,851,830

Household Products (2.9%):
38,100	Clorox Co. (The)	2,127,123
72,100	Procter & Gamble Co. (The)	3,684,310

		5,811,433

Industrial Conglomerate (2.0%):
65,300	3M Co.	3,924,530

Insurance (1.0%):
63,500	MetLife, Inc.	1,905,635

Internet & Catalog Retail (1.7%):
40,000	Amazon.com, Inc.*	3,346,400

Internet Software & Services (4.0%):
4,100	Baidu, Inc., ADR*	1,234,469
16,000	Google, Inc., Class A*	6,745,440

		7,979,909

Machinery (4.0%):
82,900	Cummins, Inc.	2,918,909
81,900	Danaher Corp.	5,056,506

		7,975,415

Media (0.5%):
136,900	CBS Corp.	947,348

Metals & Mining (2.6%):
34,400	Agnico-Eagle Mines, Ltd.	1,805,312
34,000	Freeport-McMoRan Copper & Gold, Inc., Class B	1,703,740
45,500	United States Steel Corp.	1,626,170

		5,135,222

Multiline Retail (3.0%):
59,700	J.C. Penney Co., Inc.	1,713,987
97,200	Kohl’s Corp.*	4,155,300

		5,869,287

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels (4.4%):
33,600	Exxon Mobil Corp.	$2,348,976
128,000	Petrohawk Energy Corp.*	2,854,400
53,800	Petroleo Brasileiro SA, ADR	2,204,724
30,800	Range Resources Corp.	1,275,428

		8,683,528

Personal Products (1.3%):
102,900	Avon Products, Inc.	2,652,762

Pharmaceuticals (4.8%):
88,500	Abbott Laboratories	4,163,040
157,800	Pfizer, Inc.	2,367,000
58,700	Teva Pharmaceutical Industries, Ltd., ADR	2,896,258

		9,426,298

Semiconductors & Semiconductor Equipment (5.1%):
118,300	Broadcom Corp., Class A*	2,932,657
80,500	Lam Research Corp.*	2,093,000
230,600	Micron Technology, Inc.*	1,166,836
139,800	NVIDIA Corp.*	1,578,342
293,600	PMC-Sierra, Inc.*	2,337,056

		10,107,891

Software (9.6%):
251,800	Activision Blizzard, Inc.*	3,180,234
87,800	Check Point Software Technologies, Ltd.*	2,060,666
330,300	Microsoft Corp.	7,851,231
169,400	Oracle Corp.	3,628,548
59,600	Salesforce.com, Inc.*	2,274,932

		18,995,611

Specialty Retail (2.9%):
128,100	CarMax, Inc.*	1,883,070
81,800	Home Depot, Inc.	1,932,934
48,100	Ross Stores, Inc.	1,856,660

		5,672,664

Tobacco (1.5%):
67,900	Philip Morris International, Inc.	2,961,798

Wireless Telecommunication Services (2.4%):
117,000	American Tower Corp., Class A*	3,689,010
76,100	MetroPCS Communications, Inc.*	1,012,891

		4,701,901

Total Common Stocks (Cost $173,162,051)		196,185,825

Investment Company (0.8%):
1,631,593	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,631,593

Total Investment Company (Cost $1,631,593)		1,631,593

Total Investment Securities (Cost $174,793,644)(b) — 100.4%		197,817,418
Net other assets (liabilities) — (0.4)%		(861,335)

Net Assets — 100.0%		$196,956,083

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security
ADR—American Depository Receipt

(a)	The rate represents the effective yield at June 30, 2009.
(b)	Cost for federal income tax purposes is $178,848,535. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$25,037,164
Unrealized depreciation	(6,068,281)

Net unrealized appreciation	$18,968,883

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	92.8%
Israel	2.5%
Switzerland	1.2%
Brazil	1.1%
Canada	0.9%
Netherlands	0.9%
Cayman Islands	0.6%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL BlackRock
Capital
Appreciation
Fund

Assets:
Investment securities, at cost	$174,793,644

Investment securities, at value	$197,817,418
Interest and dividends receivable	136,004
Receivable for capital shares issued	40,081
Receivable for investments sold	797,788
Prepaid expenses	679

Total Assets	198,791,970

Liabilities:
Payable for investments purchased	817,088
Payable for capital shares redeemed	820,542
Manager fees payable	122,065
Administration fees payable	7,692
Distribution fees payable	40,688
Administrative and compliance services fees payable	4,734
Trustee fees payable	359
Other accrued liabilities	22,719

Total Liabilities	1,835,887

Net Assets	$196,956,083

Net Assets Consist of:
Capital	$193,694,841
Accumulated net investment income/(loss)	146,250
Accumulated net realized gains/(losses) from investment transactions	(19,908,782)
Net unrealized appreciation/(depreciation) on investments	23,023,774

Net Assets	$196,956,083

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,833,317
Net Asset Value (offering and redemption price per share)	$9.45

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL BlackRock
Capital
Appreciation
Fund

Investment Income:
Dividends	$897,656

Total Investment Income	897,656

Expenses:
Manager fees	540,169
Administration fees	32,810
Distribution fees	168,803
Custodian fees	6,109
Administrative and compliance service fees	4,734
Trustees’ fees	6,834
Professional fees	13,924
Shareholder reports	10,720
Other expenses	5,531

Total expenses before reductions	789,634
Less expenses waived/reimbursed by the Manager	(33,761)

Net expenses	755,873

Net Investment Income/(Loss)	141,783

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,979,810)
Net realized gains/(losses) on futures transactions	132,968
Change in unrealized appreciation/(depreciation) on investments	18,782,971

Net Realized/Unrealized Gains/(Losses) on Investments	14,936,129

Change in Net Assets Resulting From Operations	$15,077,912

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL BlackRock
	Capital Appreciation Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$141,783	$47,502
Net realized gains/(losses) on investment transactions	(3,846,842)	(14,953,732)
Change in unrealized appreciation/(depreciation) on investments	18,782,971	(4,586,848)

Change in net assets resulting from operations	15,077,912	(19,493,078)

Capital Transactions:
Proceeds from shares issued	88,504,375	79,808,762
Value of shares redeemed	(5,970,643)	(23,235,009)

Change in net assets resulting from capital transactions	82,533,732	56,573,753

Change in net assets	97,611,644	37,080,675
Net Assets:
Beginning of period	99,344,439	62,263,764

End of period	$196,956,083	$99,344,439

Accumulated net investment income/(loss)	$146,250	$4,467

Share Transactions:
Shares issued	10,034,347	9,032,080
Shares redeemed	(675,737)	(2,130,896)

Change in shares	9,358,610	6,901,184

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29,
	Six Months				2005 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.66	$13.61	$12.27	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.01	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.78	(4.96)	1.35	0.21	2.09

Total from Investment Activities	0.79	(4.95)	1.34	0.19	2.08

Net Asset Value, End of Period	$9.45	$8.66	$13.61	$12.27	$12.08

Total Return(b)(c)	9.12%	(36.37)%	10.92%	1.57%	20.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$196,956	$99,344	$62,264	$49,384	$36,577
Net Investment Income/(Loss)(d)	0.21%	0.08%	(0.11)%	(0.22)%	(0.45)%
Expenses Before Reductions(d)(e)	1.17%	1.20%	1.18%	1.19%	1.29%
Expenses Net of Reductions(d)	1.12%	1.16%	1.16%	1.18%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	N/A	1.19%	1.18%	1.19%	N/A
Portfolio Turnover Rate(c)	45.82%	175.17%	75.74%	88.02%	24.31%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL BlackRock Capital Appreciation Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	457
Futures Closed	(457)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/ depreciation on investments	$132,968	$—

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and BlackRock Capital Management, Inc. (“BC”), BC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL BlackRock Capital Appreciation Fund	0.80%	1.20%

*	The Manager is voluntarily reducing the management fee to 0.75%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $3,284 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$181,890,365	$—	$181,890,365
Common Stocks — Foreign(a)	14,295,460	—	14,295,460
Investment Companies	1,631,593	—	1,631,593

Total Investment Securities	$197,817,418	$—	$197,817,418

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Capital Appreciation Fund	$144,451,179	$60,792,904

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2014	12/31/2016
AZL BlackRock Capital Appreciation Fund	$890,445	$6,489,008

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,292,936 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL BlackRock Capital Appreciation Fund	$8,980	$8,980	$(12,672,389)	$846,739	$(11,816,670)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL BlackRock Capital Appreciation Fund will acquire the assets and liabilities of the AZL BlackRock Growth and AZL Columbia Technology Funds’. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® BlackRock Growth Fund
(formerly AZL® Legg Mason Growth Fund)
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL BlackRock Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL BlackRock Growth Fund	$1,000.00	$1,063.20	$5.52	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL BlackRock Growth Fund	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Blackrock Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.8%
Air Freight & Logistics	1.5
Airline	1.0
Beverages	3.6
Biotechnology	4.8
Capital Markets	1.3
Chemicals	0.8
Commercial Services & Supplies	0.4
Communications Equipment	5.9
Computers & Peripherals	8.4
Diversified Financial Services	2.4
Energy Equipment & Services	2.1
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	4.5
Health Care Technology	0.5
Hotels, Restaurants & Leisure	1.9
Household Products	3.0
Industrial Conglomerate	2.0
Insurance	1.0
Internet & Catalog Retail	1.7
Internet Software & Services	4.0
Machinery	4.0
Media	0.5
Metals & Mining	2.6
Multiline Retail	3.0
Oil, Gas & Consumable Fuels	4.4
Personal Products	1.3
Pharmaceuticals	4.8
Semiconductors & Semiconductor Equipment	5.1
Software	9.6
Specialty Retail	2.9
Tobacco	1.5
Wireless Telecommunication Services	2.4
Investment Company	0.8

100.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (1.8%):
20,900	General Dynamics Corp.	$1,157,651
39,700	Honeywell International, Inc.	1,246,580

		2,404,231

Air Freight & Logistics (1.5%):
21,000	C.H. Robinson Worldwide, Inc.	1,095,150
17,600	United Parcel Service, Inc., Class B	879,824

		1,974,974

Airline (1.0%):
231,000	Delta Air Lines, Inc.*	1,337,490

Beverages (3.6%):
73,000	Coca-Cola Co. (The)	3,503,270
24,300	PepsiCo, Inc.	1,335,528

		4,838,798

Biotechnology (4.8%):
55,500	Amgen, Inc.*	2,938,170
28,900	Celgene Corp.*	1,382,576
46,300	Gilead Sciences, Inc.*	2,168,692

		6,489,438

Capital Markets (1.3%):
12,100	Goldman Sachs Group, Inc.	1,784,024

Chemicals (0.8%):
28,500	Ecolab, Inc.	1,111,215

Commercial Services & Supplies (0.4%):
12,500	Manpower, Inc.	529,250

Communications Equipment (5.9%):
161,000	Cisco Systems, Inc.*	3,001,040
108,800	QUALCOMM, Inc.	4,917,760

		7,918,800

Computers & Peripherals (8.4%):
44,100	Apple, Inc.*	6,281,163
76,000	Dell, Inc.*	1,043,480
38,400	Hewlett-Packard Co.	1,484,160
23,900	International Business Machines Corp.	2,495,638

		11,304,441

Diversified Financial Services (2.4%):
6,200	CME Group, Inc.	1,928,882
36,900	JPMorgan Chase & Co.	1,258,659

		3,187,541

Energy Equipment & Services (2.1%):
22,600	Schlumberger, Ltd.	1,222,886
21,200	Transocean, Ltd.*	1,574,948

		2,797,834

Food & Staples Retailing (2.4%):
66,300	Wal-Mart Stores, Inc.	3,211,572

Health Care Equipment & Supplies (2.4%):
258,500	Boston Scientific Corp.*	2,621,190
16,100	Zimmer Holdings, Inc.*	685,860

		3,307,050

Health Care Providers & Services (4.5%):
44,200	Medco Health Solutions, Inc.*	2,015,962
87,700	UnitedHealth Group, Inc.	2,190,746
37,300	WellPoint, Inc.*	1,898,197

		6,104,905

Health Care Technology (0.5%):
11,900	Cerner Corp.*	741,251

Hotels, Restaurants & Leisure (1.9%):
45,800	McDonald’s Corp.	2,633,042

Household Products (3.0%):
26,100	Clorox Co. (The)	1,457,163
49,500	Procter & Gamble Co. (The)	2,529,450

		3,986,613

Industrial Conglomerate (2.0%):
44,600	3M Co.	2,680,460

Insurance (1.0%):
43,400	MetLife, Inc.	1,302,434

Internet & Catalog Retail (1.7%):
27,300	Amazon.com, Inc.*	2,283,918

Internet Software & Services (4.0%):
2,800	Baidu, Inc., ADR*	843,052
10,900	Google, Inc., Class A*	4,595,331

		5,438,383

Machinery (4.0%):
56,700	Cummins, Inc.	1,996,407
56,000	Danaher Corp.	3,457,440

		5,453,847

Media (0.5%):
93,600	CBS Corp.	647,712

Metals & Mining (2.6%):
23,600	Agnico-Eagle Mines, Ltd.	1,238,528
23,300	Freeport-McMoRan Copper & Gold, Inc., Class B	1,167,563
31,300	United States Steel Corp.	1,118,662

		3,524,753

Multiline Retail (3.0%):
40,800	J.C. Penney Co., Inc.	1,171,368
66,400	Kohl’s Corp.*	2,838,600

		4,009,968

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Oil, Gas & Consumable Fuels (4.4%):
23,000	Exxon Mobil Corp.	$1,607,930
87,500	Petrohawk Energy Corp.*	1,951,250
36,800	Petroleo Brasileiro SA, ADR	1,508,064
21,000	Range Resources Corp.	869,610

		5,936,854

Personal Products (1.3%):
70,300	Avon Products, Inc.	1,812,334

Pharmaceuticals (4.8%):
60,500	Abbott Laboratories	2,845,920
108,300	Pfizer, Inc.	1,624,500
40,100	Teva Pharmaceutical Industries, Ltd., ADR	1,978,534

		6,448,954

Semiconductors & Semiconductor Equipment (5.1%):
81,300	Broadcom Corp., Class A*	2,015,427
55,000	Lam Research Corp.*	1,430,000
157,700	Micron Technology, Inc.*	797,962
95,600	NVIDIA Corp.*	1,079,324
200,800	PMC-Sierra, Inc.*	1,598,368

		6,921,081

Software (9.6%):
172,100	Activision Blizzard, Inc.*	2,173,623
60,000	Check Point Software Technologies, Ltd.*	1,408,200
225,800	Microsoft Corp.	5,367,266
115,800	Oracle Corp.	2,480,436
40,800	Salesforce.com, Inc.*	1,557,336

		12,986,861

Specialty Retail (2.9%):
87,600	CarMax, Inc.*	1,287,720
55,900	Home Depot, Inc.	1,320,917
32,900	Ross Stores, Inc.	1,269,940

		3,878,577

Tobacco (1.5%):
46,400	Philip Morris International, Inc.	2,023,968

Wireless Telecommunication Services (2.4%):
80,000	American Tower Corp., Class A*	2,522,400
52,100	MetroPCS Communications, Inc.*	693,451

		3,215,851

Total Common Stocks (Cost $119,929,680)		134,228,424

Investment Company (0.8%):
1,141,749	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,141,749

Total Investment Company (Cost $1,141,749)		1,141,749

Total Investment Securities (Cost $121,071,429)(b) — 100.3%		135,370,173
Net other assets (liabilities) — (0.3)%		(439,861)

Net Assets — 100.0%		$134,930,312

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $123,514,817. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,670,513
Unrealized depreciation	(4,815,157)

Net unrealized appreciation	$11,855,356

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	92.8%
Israel	2.5%
Switzerland	1.2%
Brazil	1.1%
Canada	0.9%
Netherlands	0.9%
Cayman Islands	0.6%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL BlackRock
Growth Fund

Assets:
Investment securities, at cost	$121,071,429

Investment securities, at value	$135,370,173
Dividend income	97,954
Receivable for investments sold	543,937
Prepaid expenses	2,159

Total Assets	136,014,223

Liabilities:
Payable for investments purchased	556,487
Payable for capital shares redeemed	310,741
Manager fees payable	78,141
Administration fees payable	5,337
Distribution fees payable	27,908
Administrative and compliance services fees payable	4,149
Trustee fees payable	244
Other accrued liabilities	100,904

Total Liabilities	1,083,911

Net Assets	$134,930,312

Net Assets Consist of:
Capital	$244,265,961
Accumulated net investment income/(loss)	371,831
Accumulated net realized gains/(losses) from investment transactions	(124,006,224)
Net unrealized appreciation/(depreciation) on investments	14,298,744

Net Assets	$134,930,312

Shares of beneficial interest (unlimited number of shares authorized, no par value)	25,066,791
Net Asset Value (offering and redemption price per share)	$5.38

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL BlackRock
Growth Fund

Investment Income:
Dividends	$894,982

Total Investment Income	894,982

Expenses:
Manager fees	543,219
Administration fees	31,305
Distribution fees	159,770
Custodian fees	6,019
Administrative and compliance service fees	4,149
Trustees’ fees	7,385
Professional fees	5,516
Shareholder reports	25,275
Other expenses	3,453

Total expenses before reductions	786,091
Less expenses waived/reimbursed by the Manager	(95,862)
Less expenses paid indirectly	(352)

Net expenses	689,877

Net Investment Income/(Loss)	205,105

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(32,211,874)
Change in unrealized appreciation/(depreciation) on investments	39,693,370

Net Realized/Unrealized Gains/(Losses) on Investments	7,481,496

Change in Net Assets Resulting From Operations	$7,686,601

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	BlackRock Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$205,105	$212,662
Net realized gains/(losses) on investment transactions	(32,211,874)	(75,219,212)
Change in unrealized appreciation/(depreciation) on investments	39,693,370	(23,740,755)

Change in net assets resulting from operations	7,686,601	(98,747,325)

Dividends to Shareholders:
From net realized gains on investments	—	(4,778,107)

Change in net assets resulting from dividends to shareholders	—	(4,778,107)

Capital Transactions:
Proceeds from shares issued	6,106,851	62,760,437
Proceeds from shares issued in merger	—	58,582,619
Proceeds from dividends reinvested	—	4,778,107
Value of shares redeemed	(15,443,312)	(80,472,326)

Change in net assets resulting from capital transactions	(9,336,461)	45,648,837

Change in net assets	(1,649,860)	(57,876,595)
Net Assets:
Beginning of period	136,580,172	194,456,767

End of period	$134,930,312	$136,580,172

Accumulated net investment income/(loss)	$371,831	$166,726

Share Transactions:
Shares issued	1,220,016	6,515,925
Shares issued in merger	—	13,499,207
Dividends reinvested	—	595,774
Shares redeemed	(3,130,059)	(8,060,938)

Change in shares	(1,910,043)	12,549,968

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$5.06	$13.48	$11.94	$12.34	$11.24	$10.40

Investment Activities:
Net Investment Income/(Loss)	0.01	0.01	(0.02)	(0.03)	(0.04)	(0.05)
Net Realized and Unrealized Gains/(Losses) on Investments	0.31	(8.05)	1.81	0.07	1.28	0.89

Total from Investment Activities	0.32	(8.04)	1.79	0.04	1.24	0.84

Dividends to Shareholders From:
Net Realized Gains	—	(0.38)	(0.25)	(0.44)	(0.14)	—

Total Dividends	—	(0.38)	(0.25)	(0.44)	(0.14)	—

Net Asset Value, End of Period	$5.38	$5.06	$13.48	$11.94	$12.34	$11.24

Total Return(a)(b)	6.32%	(60.70)%	15.02%	0.70%	11.06%	8.08%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$134,930	$136,580	$194,457	$96,396	$79,579	$49,355
Net Investment Income/(Loss)(c)	0.32%	0.15%	(0.19)%	(0.32)%	(0.50)%	(0.51)%
Expenses Before Reductions(c)(d)	1.23%	1.23%	1.21%	1.32%	1.30%	1.35%
Expenses Net of Reductions(c)	1.08%	1.11%	1.15%	1.28%	1.30%	1.27%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.08%	1.14%	1.16%	1.29%	1.30%	N/A
Portfolio Turnover Rate(b)	123.36%	121.58%	64.21%	39.53%	106.33%	138.77%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL BlackRock Growth Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective January 26, 2009 between the Manager and BlackRock Capital Management, Inc. (“BC”), BC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to January 26, 2009, the Fund was subadvised Legg Mason Capital Management, Inc. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.30%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL BlackRock Growth Fund	0.85%	1.30%

*	The Manager is voluntarily reducing the management fee to 0.70% on the first $200 million of assets and 0.65% on assets over $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $3,718 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$124,454,212	$—	$124,454,212
Common Stocks — Foreign(a)	9,774,212	—	9,774,212
Investment Companies	1,141,749	—	1,141,749

Total Investment Securities	$135,370,173	$—	$135,370,173

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL BlackRock Growth Fund	$158,389,404	$167,227,014

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL BlackRock Growth Fund*	$20,625,152	$44,348,253

*	The amount of these losses that may be utilized are limited to $2,904,391 on a annual basis as a result of certain ownership changes in 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $16,902,850 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL BlackRock Growth Fund	$811,059	$3,967,048	$4,778,107

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL BlackRock Growth Fund	$175,096	$175,096	$(81,876,255)	$(35,321,091)	$(117,022,250)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL BlackRock Capital Appreciation Fund will acquire the assets and liabilities of the AZL BlackRock Growth and AZL Columbia Technology Funds’. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Columbia Mid Cap Value Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Mid Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,039.90	$5.41	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Columbia Mid Cap Value Fund	$1,000.00	$1,019.49	$5.36	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Mid Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	2.0%
Airline	0.4
Auto Components	0.8
Beverages	1.9
Capital Markets	1.6
Chemicals	2.9
Commercial Banks	9.5
Commercial Services & Supplies	1.0
Communications Equipment	0.5
Computers & Peripherals	1.7
Construction & Engineering	0.5
Containers & Packaging	2.1
Distributors	0.7
Diversified Financial Services	0.6
Electric Utilities	3.2
Electrical Equipment	0.9
Electronic Equipment & Instruments	2.1
Energy Equipment & Services	1.8
Food Products	3.8
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	2.8
Household Durables	1.5
Household Products	1.0
Independent Power Producers & Energy Traders	0.3
Industrial Conglomerates	2.1
Insurance	8.0
Internet Software & Services	0.5
Leisure Equipment & Products	1.1
Machinery	1.8
Marine	0.5
Metals & Mining	0.6
Multi-Utilities	6.9
Multiline Retail	2.9
Oil, Gas & Consumable Fuels	5.9
Paper & Forest Products	3.0
Personal Products	1.7
Real Estate Investment Trusts (REITs)	5.6
Semiconductors & Semiconductor Equipment	1.2
Software	1.7
Specialty Retail	2.9
Textiles, Apparel & Luxury Goods	1.0
Convertible Preferred Stocks	1.5
Convertible Bonds	0.2
Investment Company	2.8

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.5%):
Aerospace & Defense (2.0%):
4,800	Alliant Techsystems, Inc.*	$395,328
7,200	L-3 Communications Holdings, Inc.	499,536
29,500	Spirit Aerosystems Holdings, Inc.*	405,330

		1,300,194

Airline (0.4%):
47,900	Delta Air Lines, Inc.*	277,341

Auto Components (0.8%):
16,000	BorgWarner, Inc.	546,080

Beverages (1.9%):
27,000	Fomento Economico Mexicano, SA de CV, ADR	870,480
9,900	Pepsi Bottling Group, Inc. (The)	335,016

		1,205,496

Capital Markets (1.6%):
44,200	Ameriprise Financial, Inc.	1,072,734

Chemicals (2.9%):
11,200	Air Products & Chemicals, Inc.	723,408
20,400	Albemarle Corp.	521,628
15,100	PPG Industries, Inc.	662,890

		1,907,926

Commercial Banks (9.5%):
16,500	Bank of Hawaii Corp.	591,195
29,000	BB&T Corp.	637,420
17,200	City National Corp.	633,476
32,800	Comerica, Inc.	693,720
20,000	Cullen/Frost Bankers, Inc.	922,400
62,900	Fifth Third Bancorp	446,590
25,836	SVB Financial Group*	703,256
81,900	TCF Financial Corp.	1,095,003
39,200	Zions Bancorp	453,152

		6,176,212

Commercial Services & Supplies (1.0%):
31,400	AerCap Holdings NV*	226,708
10,000	Canadian Pacific Railway, Ltd.	398,000

		624,708

Communications Equipment (0.5%):
13,100	CommScope, Inc.*	344,006

Computers & Peripherals (1.7%):
17,600	Diebold, Inc.	463,936
55,000	NCR Corp.*	650,650

		1,114,586

Construction & Engineering (0.5%):
8,100	Navistar International Corp.*	353,160

Containers & Packaging (2.1%):
21,800	Crown Holdings, Inc.*	526,252
50,700	Packaging Corp. of America	821,340

		1,347,592

Distributors (0.7%):
14,100	Genuine Parts Co.	473,196

Diversified Financial Services (0.6%):
5,400	Greenhill & Co., Inc.	389,934

Electric Utilities (3.2%):
11,800	American Electric Power Co., Inc.	340,902
5,100	Entergy Corp.	395,352
15,300	FPL Group, Inc.	869,958
22,100	Northeast Utilities	493,051

		2,099,263

Electrical Equipment (0.9%):
18,900	Cooper Industries, Ltd., Class A	586,845

Electronic Equipment & Instruments (2.1%):
17,200	Agilent Technologies, Inc.*	349,332
27,500	Arrow Electronics, Inc.*	584,100
6,000	Mettler-Toledo International, Inc.*	462,900

		1,396,332

Energy Equipment & Services (1.8%):
14,300	National-Oilwell Varco, Inc.*	467,038
23,800	Noble Corp.	719,950

		1,186,988

Food Products (3.8%):
17,800	ConAgra Foods, Inc.	339,268
13,200	Corn Products International, Inc.	353,628
30,000	Dean Foods Co.*	575,700
13,700	Hershey Co.	493,200
10,400	J.M. Smucker Co. (The)	506,064
12,700	Smithfield Foods, Inc.*	177,419

		2,445,279

Health Care Equipment & Supplies (2.7%):
10,500	Beckman Coulter, Inc.	599,970
13,000	Cooper Companies, Inc.	321,490
21,600	Hospira, Inc.*	832,032

		1,753,492

Health Care Providers & Services (1.8%):
31,600	Amerisource Bergen Corp.	560,584
23,500	Community Health Systems, Inc.*	593,375

		1,153,959

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Hotels, Restaurants & Leisure (2.8%):
37,800	Regal Entertainment Group, Class A	$502,362
39,500	Royal Caribbean Cruises, Ltd.	534,830
36,300	Starwood Hotels & Resorts Worldwide, Inc.	805,860

		1,843,052

Household Durables (1.5%):
33,800	D. R. Horton, Inc.	316,368
20,200	Stanley Works (The)	683,568

		999,936

Household Products (1.0%):
11,600	Clorox Co. (The)	647,628

Independent Power Producers & Energy Traders (0.3%):
14,569	AES Corp. (The)*	169,146

Industrial Conglomerates (2.1%):
18,700	Harsco Corp.	529,210
15,300	Teleflex, Inc.	685,899
14,212	Textron, Inc.	137,288

		1,352,397

Insurance (8.0%):
19,200	ACE, Ltd.	849,216
15,100	Aon Corp.	571,837
25,300	Axis Capital Holdings, Ltd.	662,354
51,400	Marsh & McLennan Cos., Inc.	1,034,682
17,839	Prudential Financial, Inc.	663,968
40,200	Reinsurance Group of America, Inc.	1,403,382

		5,185,439

Internet Software & Services (0.5%):
17,400	VeriSign, Inc.*	321,552

Leisure Equipment & Products (1.1%):
29,000	Hasbro, Inc.	702,960

Machinery (1.8%):
25,000	Kennametal, Inc.	479,500
16,700	Parker Hannifin Corp.	717,432

		1,196,932

Marine (0.5%):
14,000	Alexander & Baldwin, Inc.	328,160

Metals & Mining (0.6%):
11,500	Allegheny Technologies, Inc.	401,695

Multi-Utilities (6.9%):
29,500	PG&E Corp.	1,133,980
19,400	Public Service Enterprise Group, Inc.	633,022
23,200	Sempra Energy	1,151,416
15,700	Wisconsin Energy Corp.	639,147
49,200	Xcel Energy, Inc.	905,772

		4,463,337

Multiline Retail (2.9%):
31,000	J.C. Penney Co., Inc.	890,010
49,000	Nordstrom, Inc.	974,610

		1,864,620

Oil, Gas & Consumable Fuels (5.9%):
23,000	Cabot Oil & Gas Corp., Class A	704,720
14,800	Forest Oil Corp.*	220,816
7,500	Hess Corp.	403,125
24,900	Newfield Exploration Co.*	813,483
22,200	Peabody Energy Corp.	669,552
64,000	Williams Cos., Inc. (The)	999,040

		3,810,736

Paper & Forest Products (3.0%):
31,500	Rayonier, Inc.	1,145,025
27,200	Weyerhaeuser Co.	827,696

		1,972,721

Personal Products (1.7%):
24,800	Avon Products, Inc.	639,344
15,200	Estee Lauder Co., Inc. (The), Class A	496,584

		1,135,928

Real Estate Investment Trusts (REITs) (5.6%):
13,000	Alexandria Real Estate Equities, Inc.	465,270
10,000	Boston Properties, Inc.	477,000
13,200	Equity Residential Property Trust	293,436
59,900	Host Hotels & Resorts, Inc.	502,561
27,500	Plum Creek Timber Co., Inc.	818,950
31,800	ProLogis Trust	256,308
9,707	Simon Property Group, Inc.	499,214
7,115	Vornado Realty Trust	320,388

		3,633,127

Semiconductors & Semiconductor Equipment (1.2%):
11,900	Intersil Corp., Class A	149,583
5,229	Lam Research Corp.*	135,954
17,734	Marvell Technology Group, Ltd.*	206,424
22,600	Verigy, Ltd.*	275,042

		767,003

Software (1.7%):
23,900	Activision Blizzard, Inc.*	301,857
15,600	Citrix Systems, Inc.*	497,484
17,300	Synopsys, Inc.*	337,523

		1,136,864

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Specialty Retail (2.9%):
38,700	American Eagle Outfitters, Inc.	$548,379
63,200	Foot Locker, Inc.	661,704
14,700	GameStop Corp., Class A*	323,547
8,400	Ross Stores, Inc.	324,240

		1,857,870

Textiles, Apparel & Luxury Goods (1.0%):
12,600	Polo Ralph Lauren Corp.	674,604

Total Common Stocks (Cost $54,275,943)		62,221,030

Convertible Preferred Stocks (1.5%):
4,200	Freeport-McMoran Copper & Gold, Inc.	333,606
6,000	Johnson Controls, Inc.	649,260

Total Convertible Preferred Stocks (Cost $472,083)		982,866

Shares or
Principal		Fair
Amount		Value
Convertible Bonds (0.2%):
157,000	Vornado Realty Trust	$142,085

Total Convertible Bonds (Cost $129,343)		142,085

Investment Company (2.8%):
1,793,011	Dreyfus Treasury Prime Cash Management, 0.09%(a)	1,793,011

Total Investment Company (Cost $1,793,011)		1,793,011

Total Investment Securities (Cost $56,670,380)(b) — 100.0%		65,138,992
Net other assets (liabilities) — 0.0%		7,459

Net Assets — 100.0%		$65,146,451

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $57,758,952. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,587,560
Unrealized depreciation	(2,207,520)

Net unrealized appreciation	$7,380,040

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	92.0%
Switzerland	2.4%
Bermuda	2.2%
Mexico	1.3%
Liberia	0.8%
Canada	0.6%
Singapore	0.4%
Netherlands	0.3%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Columbia
Mid Cap
Value Fund

Assets:
Investment securities, at cost	$56,670,380

Investment securities, at value	$65,138,992
Interest and dividends receivable	87,607
Receivable for capital shares issued	10,948
Receivable for investments sold	238,408
Prepaid expenses	596

Total Assets	65,476,551

Liabilities:
Payable for investments purchased	134,550
Payable for capital shares redeemed	122,420
Manager fees payable	40,783
Administration fees payable	2,605
Distribution fees payable	13,594
Administrative and compliance services fees payable	1,785
Trustee fees payable	117
Other accrued liabilities	14,246

Total Liabilities	330,100

Net Assets	$65,146,451

Net Assets Consist of:
Capital	$108,968,647
Accumulated net investment income/(loss)	1,022,173
Accumulated net realized gains/(losses) from investment transactions	(53,340,623)
Net unrealized appreciation/(depreciation) on investments	8,496,254

Net Assets	$65,146,451

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,493,294
Net Asset Value (offering and redemption price per share)	$5.21

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
Columbia
Mid Cap
Value Fund

Investment Income:
Dividends	$744,537

Total Investment Income	744,537

Expenses:
Manager fees	218,569
Administration fees	14,256
Distribution fees	72,856
Custodian fees	7,439
Administrative and compliance service fees	1,785
Trustees’ fees	3,032
Professional fees	5,036
Shareholder reports	5,984
Other expenses	3,878

Total expenses before reductions	332,835
Less expenses paid indirectly	(20,589)

Net expenses	312,246

Net Investment Income/(Loss)	432,291

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(1,225,711)
Change in unrealized appreciation/(depreciation) on investments	4,830,379

Net Realized/Unrealized Gains/(Losses) on Investments	3,604,668

Change in Net Assets Resulting From Operations	$4,036,959

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Mid Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$432,291	$589,546
Net realized gains/(losses) on investment transactions	(1,225,711)	(46,373,388)
Change in unrealized appreciation/(depreciation) on investments	4,830,379	(4,807,474)

Change in net assets resulting from operations	4,036,959	(50,591,316)

Dividends to Shareholders:
From net investment income	—	(441,065)

Change in net assets resulting from dividends to shareholders	—	(441,065)

Capital Transactions:
Proceeds from shares issued	20,894,863	44,237,029
Proceeds from dividends reinvested	—	441,065
Value of shares redeemed	(12,097,964)	(35,709,846)

Change in net assets resulting from capital transactions	8,796,899	8,968,248

Change in net assets	12,833,858	(42,064,133)
Net Assets:
Beginning of period	52,312,593	94,376,726

End of period	$65,146,451	$52,312,593

Accumulated net investment income/(loss)	$1,022,173	$589,882

Share Transactions:
Shares issued	4,561,721	5,602,941
Dividends reinvested	—	52,570
Shares redeemed	(2,510,337)	(4,173,605)

Change in shares	2,051,384	1,481,906

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended		May 1, 2006 to
	Ended	December 31,		December 31,
	June 30, 2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$5.01	$10.53	$10.14	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.06	0.05	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.17	(5.53)	0.34	0.14

Total from Investment Activities	0.20	(5.47)	0.39	0.17

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	— (b)	(0.03)

Total Dividends	—	(0.05)	— (b)	(0.03)

Net Asset Value, End of Period	$5.21	$5.01	$10.53	$10.14

Total Return(c)(d)	3.99%	(52.15)%	3.85%	1.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$65,146	$52,313	$94,377	$65,535
Net Investment Income/(Loss)(e)	1.48%	0.74%	0.50%	0.59%
Expenses Before Reductions(e)(f)	1.14%	1.13%	1.10%	1.14%
Expenses Net of Reductions(e)	1.07%	1.10%	1.07%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.14%	1.13%	1.10%	1.14%
Portfolio Turnover Rate(d)	47.42%	98.79%	62.98%	16.03%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements
June 30, 2009

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Mid Cap Value Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009

fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Columbia Management Advisers, LLC (“Columbia Advisors”), Columbia Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.30%.

For the year ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Columbia Mid Cap Value Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the year ended June 30, 2009, $1,541 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the year ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009

valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$56,891,181	$—	$56,891,181
Common Stocks — Foreign(a)	5,329,849	—	5,329,849
Convertible Preferred Stocks	982,866	—	982,866
Convertible Bonds	—	142,085	142,085
Investment Companies	1,793,011	—	1,793,011

Total Investment Securities	$64,996,907	$142,085	$65,138,992

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the year ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Mid Cap Value Fund	$36,419,029	$26,415,482

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2014	12/31/2015	12/31/2016
AZL Columbia Mid Cap Value Fund	$523,057	$3,857,192	$6,459,976

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $40,151,408 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Columbia Mid Cap Value Fund	$441,065	$—	$441,065

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Columbia Mid Cap Value Fund	$589,882	$589,882	$(50,991,633)	$2,542,596	$(47,859,155)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Columbia Small Cap Value Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Columbia Small Cap Value Fund	$1,000.00	$1,007.20	$6.27	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Columbia Small Cap Value Fund	$1,000.00	$1,018.55	$6.31	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.4%
Air Freight & Logistics	0.2
Airline	0.4
Auto Components	0.5
Building Products	1.6
Capital Markets	1.9
Chemicals	2.0
Commercial Banks	8.6
Commercial Services & Supplies	3.1
Communications Equipment	4.1
Computers & Peripherals	0.9
Construction & Engineering	1.8
Construction Materials	0.3
Consumer Finance	0.7
Containers & Packaging	1.7
Diversified Consumer Services	1.2
Diversified Financial Services	1.1
Diversified Telecommunication Services	0.4
Electric Utilities	2.4
Electrical Equipment	1.9
Electronic Equipment & Instruments	4.0
Energy Equipment & Services	2.4
Food & Staples Retailing	3.1
Food Products	0.3
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	4.4
Hotels, Restaurants & Leisure	2.1
Household Durables	1.1
Industrial Conglomerates	0.8
Insurance	6.9
Internet Software & Services	0.2
IT Services	1.6
Leisure Equipment & Products	0.7
Life Sciences Tools & Services	0.5
Machinery	2.2
Marine	0.3
Metals & Mining	2.5
Multi-Utilities	3.3
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	2.5
Paper & Forest Products	1.6
Real Estate Investment Trusts (REITs)	4.7
Road & Rail	2.3
Semiconductors & Semiconductor Equipment	3.1
Software	1.6
Specialized REITs	1.0
Specialty Retail	3.2
Textiles, Apparel & Luxury Goods	1.4
Thrifts & Mortgage Finance	3.6
Trading Companies & Distributors	0.8
Wireless Telecommunication Services	0.6

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (100.1%):
Aerospace & Defense (1.4%):
13,210	AAR Corp.*	$212,020
13,321	Ceradyne, Inc.*	235,249
8,630	Esterline Technologies Corp.*	233,614
23,170	Ladish Co., Inc.*	300,515

		981,398

Air Freight & Logistics (0.2%):
55,984	Pacer International, Inc.	124,844

Airline (0.4%):
27,840	SkyWest, Inc.	283,968

Auto Components (0.5%):
13,690	ATC Technology Corp.*	198,505
13,708	Stoneridge, Inc.*	65,936
6,841	Superior Industries International, Inc.	96,458

		360,899

Building Products (1.6%):
49,574	Builders FirstSource, Inc.*	206,228
8,580	Cavco Industries, Inc.*	217,331
11,690	Lennox International, Inc.	375,717
28,500	NCI Building Systems, Inc.*	75,240
7,840	Universal Forest Products, Inc.	259,426

		1,133,942

Capital Markets (1.9%):
9,540	Federated Investors, Inc.	229,819
10,170	Investment Technology Group, Inc.*	207,366
20,560	Janus Capital Group, Inc.	234,384
10,116	Piper Jaffray Cos., Inc.*	441,766
14,430	Raymond James Financial, Inc.	248,340

		1,361,675

Chemicals (2.0%):
16,225	Cytec Industries, Inc.	302,110
31,250	H.B. Fuller Co.	586,875
17,160	OM Group, Inc.*	497,983

		1,386,968

Commercial Banks (8.6%):
9,410	BancFirst Corp.	325,398
30,870	BancTrust Financial Group, Inc.	92,610
32,728	BankFinancial Corp.	289,970
38,070	Beneficial Mutual Bancorp, Inc.*	365,472
18,664	Bryn Mawr Bank Corp.	352,190
18,801	Capitol Bancorp, Ltd.	49,823
25,370	Chemical Financial Corp.	505,117
19,680	Columbia Banking System, Inc.	201,326
11,810	Community Trust Bancorp, Inc.	315,917
3,680	First Citizens BancShares, Inc., Class A	491,832
15,550	First Financial Corp.	491,069
120	First National Bank Alaska	193,200
17,227	Merchants Bancshares, Inc.	382,267
23,480	Northfield Bancorp. Inc.	272,838
20,493	Northrim BanCorp, Inc.	285,262
43,380	South Financial Group, Inc. (The)	51,622
27,860	Sterling Bancorp	232,631
18,770	Taylor Capital Group, Inc.*	128,574
24,480	United Financial Bancorp, Inc.	338,314
26,540	West Coast Bancorp	54,142
45,737	Westfield Financial, Inc.	414,377
22,660	Whitney Holding Corp.	207,566

		6,041,517

Commercial Services & Supplies (3.1%):
13,580	ABM Industries, Inc.	245,391
20,390	CDI Corp.	227,348
7,800	Consolidated Graphics, Inc.*	135,876
844	Ennis, Inc.	10,516
19,189	Kforce, Inc.*	158,693
21,080	Korn/Ferry International*	224,291
10,990	Layne Christensen Co.*	224,746
37,901	LECG Corp.*	123,557
64,940	MPS Group, Inc.*	496,142
9,350	United Stationers, Inc.*	326,128

		2,172,688

Communications Equipment (4.1%):
28,690	ADC Telecommunications, Inc.*	228,372
10,706	Airvana, Inc.*	68,197
19,750	Anaren, Inc.*	349,180
15,690	Avocent Corp.*	219,032
8,107	Bel Fuse, Inc., Class B	130,036
11,890	Black Box Corp.	397,958
3,150	Comtech Telecommunications Corp.*	100,422
28,500	Dycom Industries, Inc.*	315,495
15,340	Plantronics, Inc.	290,080
38,870	Symmetricom, Inc.*	224,280
14,580	Tekelec*	245,382
55,690	Tellabs, Inc.*	319,104

		2,887,538

Computers & Peripherals (0.9%):
31,881	Adaptec, Inc.*	84,485
24,510	Electronics For Imaging, Inc.*	261,276
21,560	QLogic Corp.*	273,381

		619,142

Construction & Engineering (1.8%):
21,222	Comfort Systems USA, Inc.	217,526
22,070	Emcor Group, Inc.*	444,048
20,010	KBR, Inc.	368,984
19,860	KHD Humboldt Wedag International, Ltd.*	165,831
2,950	Sterling Construction Co., Inc.*	45,017

		1,241,406

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Construction Materials (0.3%):
9,134	Eagle Materials, Inc.	$230,542

Consumer Finance (0.7%):
20,830	Cash America International, Inc.	487,214

Containers & Packaging (1.7%):
6,418	Greif, Inc., Class A	283,804
15,801	Greif, Inc., Class B	635,990
17,870	Packaging Corp. of America	289,494

		1,209,288

Diversified Consumer Services (1.2%):
14,800	CSS Industries, Inc.	301,624
18,050	Regis Corp.	314,250
14,660	Sotheby’s	206,853

		822,727

Diversified Financial Services (1.1%):
20,540	ESSA Bancorp, Inc.	280,782
39,850	Medallion Financial Corp.	304,852
7,460	PICO Holdings, Inc.*	214,102

		799,736

Diversified Telecommunication Services (0.4%):
21,840	Warwick Valley Telephone Co.	251,160

Electric Utilities (2.4%):
14,070	ALLETE, Inc.	404,512
23,120	El Paso Electric Co.*	322,755
15,830	Great Plains Energy, Inc.	246,157
10,440	Hawaiian Electric Industries, Inc.	198,986
4,608	Maine & Maritimes Corp.	160,128
14,070	UIL Holdings Corp.	315,872

		1,648,410

Electrical Equipment (1.9%):
9,380	A.O. Smith Corp.	305,507
8,610	Acuity Brands, Inc.	241,511
15,700	Belden CDT, Inc.	262,190
44,540	GrafTech International, Ltd.*	503,747

		1,312,955

Electronic Equipment & Instruments (4.0%):
10,960	Anixter International, Inc.*	411,987
35,270	Benchmark Electronics, Inc.*	507,888
55,490	Brightpoint, Inc.*	347,922
22,865	CPI International, Inc.*	198,697
26,713	CTS Corp.	174,970
22,100	Electro Scientific Industries, Inc.*	247,078
11,600	Littlelfuse, Inc.*	231,536
7,016	Methode Electronics, Inc.	49,252
12,570	MTS Systems Corp.	259,571
51,835	Nam Tai Electronics, Inc.	220,817
6,633	Plexus Corp.*	135,711

		2,785,429

Energy Equipment & Services (2.4%):
12,260	Gulf Island Fabrication, Inc.	194,076
5,246	Lufkin Industries, Inc.	220,594
16,400	Matrix Service Co.*	188,272
14,170	Patterson-UTI Energy, Inc.	182,226
18,841	Superior Well Services, Inc.*	112,104
10,550	T-3 Energy Services, Inc.*	125,650
28,526	TGC Industries, Inc.*	138,922
8,570	Tidewater, Inc.	367,396
28,287	Union Drilling, Inc.*	187,260

		1,716,500

Food & Staples Retailing (3.1%):
6,990	BJ’s Wholesale Club, Inc.*	225,288
16,580	Casey’s General Stores, Inc.	425,940
22,730	Fresh Del Monte Produce, Inc.*	369,590
15,140	Ruddick Corp.	354,730
14,600	Spartan Stores, Inc.	181,186
18,360	Weis Markets, Inc.	615,427

		2,172,161

Food Products (0.3%):
2,717	Lancaster Colony Corp.	119,738
13,620	Maui Land & Pineapple Co., Inc.*	105,010

		224,748

Health Care Equipment & Supplies (0.4%):
4,560	Analogic Corp.	168,492
6,051	Young Innovations, Inc.	131,851

		300,343

Health Care Providers & Services (4.4%):
6,734	Allion Healthcare, Inc.*	40,067
10,184	AmSurg Corp.*	218,345
23,567	Cross Country Healthcare, Inc.*	161,905
29,100	Healthspring, Inc.*	316,026
23,860	Kindred Healthcare, Inc.*	295,148
7,650	Magellan Health Services, Inc.*	251,073
9,532	MedCath Corp.*	112,096
525	MEDNAX, Inc.*	22,118
16,260	National Health Investors, Inc. REIT	434,305
56,660	NovaMed, Inc.*	223,807
4,980	Owens & Minor, Inc.	218,224
31,750	Res-Care, Inc.*	454,025
9,503	Triple-S Management Corp., Class B*	148,152
12,340	U.S. Physical Therapy, Inc.*	182,015

		3,077,306

Hotels, Restaurants & Leisure (2.1%):
43,340	Benihana, Inc., Class A*	273,909
13,520	Bob Evans Farms, Inc.	388,565
9,590	CEC Entertainment, Inc.*	282,713
8,510	Jack in the Box, Inc.*	191,050

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

8,840	Landry’s Restaurants, Inc.*	$76,024
12,870	Red Robin Gourmet Burgers*	241,312

		1,453,573

Household Durables (1.1%):
36,440	American Greetings Corp., Class A	425,619
8,211	Avatar Holdings, Inc.*	149,194
19,780	Ethan Allen Interiors, Inc.	204,921

		779,734

Industrial Conglomerates (0.8%):
4,902	Ameron International Corp.	328,630
7,130	Harsco Corp.	201,779

		530,409

Insurance (6.9%):
16,770	Baldwin & Lyons, Inc., Class B	330,369
28,980	CNA Surety Corp.*	390,940
18,401	EMC Insurance Group, Inc.	382,925
27,106	FBL Financial Group, Inc., Class A	223,896
18,640	First Mercury Financial Corp.	256,673
9,680	Harleysville Group, Inc.	273,170
37,040	Horace Mann Educators Corp.	369,289
1,930	National Western Life Insurance Co., Class A	225,328
8,700	Navigators Group, Inc.*	386,541
7,480	RLI Corp.	335,104
13,400	Safety Insurance Group, Inc.	409,504
17,260	Selective Insurance Group, Inc.	220,410
19,190	Stewart Information Services Corp.	273,457
113,255	United America Indemnity, Ltd., Class A*	542,491
14,161	United Fire & Casualty Co.	242,861

		4,862,958

Internet Software & Services (0.2%):
25,800	InfoSpace, Inc.*	171,054

IT Services (1.6%):
20,200	Acxiom Corp.	178,366
8,174	CACI International, Inc., Class A*	349,112
17,760	CSG Systems International, Inc.*	235,142
9,210	Maximus, Inc.	379,913

		1,142,533

Leisure Equipment & Products (0.7%):
52,580	Brunswick Corp.	227,145
19,090	JAKKS Pacific, Inc.*	244,925

		472,070

Life Sciences Tools & Services (0.5%):
9,435	PAREXEL International Corp.*	135,675
6,110	Varian, Inc.*	240,918

		376,593

Machinery (2.2%):
8,502	Astec Industries, Inc.*	252,424
9,900	CIRCOR International, Inc.	233,739
16,780	Enpro Industries, Inc.*	302,208
12,602	Freightcar America, Inc.	211,840
25,690	Kadant, Inc.*	290,040
12,890	Robbins & Myers, Inc.	248,132

		1,538,383

Marine (0.3%):
7,570	Nordic American Tanker Shipping, Ltd.	240,877

Metals & Mining (2.5%):
11,730	Carpenter Technology Corp.	244,101
53,710	Harry Winston Diamond Corp.	320,112
11,939	Haynes International, Inc.*	282,954
5,950	L.B. Foster Co., Class A*	178,917
14,211	Olympic Steel, Inc.	347,743
20,330	RTI International Metals, Inc.*	359,231

		1,733,058

Multi-Utilities (3.3%):
28,570	Avista Corp.	508,832
22,450	Black Hills Corp.	516,125
8,140	CH Energy Group, Inc.	380,138
13,260	MGE Energy, Inc.	444,873
19,080	NorthWestern Corp.	434,261

		2,284,229

Multiline Retail (0.7%):
23,222	America’s Car-Mart, Inc.*	476,051

Oil, Gas & Consumable Fuels (2.5%):
12,760	Berry Petroleum Co., Class A	237,208
7,020	Cimarex Energy Co.	198,947
10,880	Forest Oil Corp.*	162,330
14,030	Holly Corp.	252,259
26,210	Mariner Energy, Inc.*	307,967
37,490	Stone Energy Corp.*	278,176
17,710	Swift Energy Co.*	294,872

		1,731,759

Paper & Forest Products (1.6%):
23,865	Clearwater Paper Corp.*	603,546
20,810	Potlatch Corp.	505,475

		1,109,021

Real Estate Investment Trusts (REITs) (4.7%):
67,960	DCT Industrial Trust, Inc.	277,277
22,060	Duke Realty Corp.	193,466
20,930	DuPont Fabros Technology, Inc.	197,161
37,070	Franklin Street Properties Corp.	491,177
12,540	Getty Realty Corp.	236,630
7,100	Mack-Cali Realty Corp.	161,880
27,440	National Retail Properties, Inc.	476,084

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued

18,840	Sun Communities, Inc.	$259,615
46,006	Sunstone Hotel Investors, Inc.	246,132
13,600	Universal Health Realty Income Trust	428,672
25,090	Urstadt Biddle Properties, Inc., Class A	353,267

		3,321,361

Road & Rail (2.3%):
8,890	Arkansas Best Corp.	234,252
8,394	Genesee & Wyoming, Inc., Class A*	222,525
18,170	Heartland Express, Inc.	267,462
7,960	Ryder System, Inc.	222,243
37,340	Werner Enterprises, Inc.	676,601

		1,623,083

Semiconductors & Semiconductor Equipment (3.1%):
17,009	Actel Corp.*	182,507
9,930	ATMI, Inc.*	154,213
45,200	Cirrus Logic, Inc.*	203,400
48,680	Fairchild Semiconductor International, Inc.*	340,273
57,710	Kulicke & Soffa Industries, Inc.*	197,945
14,970	MKS Instruments, Inc.*	197,454
27,572	OmniVision Technologies, Inc.*	286,473
27,941	Verigy, Ltd.*	340,042
23,171	Zoran Corp.*	252,564

		2,154,871

Software (1.6%):
9,090	Jack Henry & Associates, Inc.	188,618
42,330	Mentor Graphics Corp.*	231,545
38,920	MSC. Software Corp.*	259,207
19,990	Parametric Technology Corp.*	233,683
9,290	Progress Software Corp.*	196,669

		1,109,722

Specialized REITs (1.0%):
65,140	DiamondRock Hospitality, Co.	407,777
22,771	LaSalle Hotel Properties	280,994

		688,771

Specialty Retail (3.2%):
43,089	AnnTaylor Stores Corp.*	343,850
13,898	Christopher & Banks Corp.	93,256
23,600	Foot Locker, Inc.	247,092
16,817	Men’s Wearhouse, Inc. (The)	322,550
44,930	OfficeMax, Inc.	282,160
135,832	Pacific Sunwear of California, Inc.*	457,754
28,810	Rent-A-Center, Inc.*	513,682

		2,260,344

Textiles, Apparel & Luxury Goods (1.4%):
25,570	Movado Group, Inc.	269,508
8,330	Phillips-Van Heusen Corp.	238,988
18,768	Shoe Carnival, Inc.*	223,902
11,210	Wolverine World Wide, Inc.	247,292

		979,690

Thrifts & Mortgage Finance (3.6%):
45,090	Bank Mutual Corp.	393,185
50,947	Brookline Bancorp, Inc.	474,826
30,942	Clifton Savings Bancorp, Inc.	332,936
40,502	Home Federal Bancorp, Inc.	412,716
32,602	Investors Bancorp, Inc.*	298,634
40,330	TrustCo Bank Corp.	238,350
29,000	Washington Federal, Inc.	377,000

		2,527,647

Trading Companies & Distributors (0.8%):
17,440	Kaman Corp., Class A	291,248
5,979	Watsco, Inc.	292,553

		583,801

Wireless Telecommunication Services (0.6%):
27,090	Syniverse Holdings, Inc.*	434,253

Total Common Stocks (Cost $75,396,984)		70,220,349

Total Investment Securities (Cost $75,396,984)(a) — 100.1%		70,220,349
Net other assets (liabilities) — (0.1)%		(52,444)

Net Assets — 100.0%		$70,167,905

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

REIT—Real Estate Investment Trust

(a)	Cost for federal income tax purposes is $80,333,061. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,671,970
Unrealized depreciation	(13,784,682)

Net unrealized depreciation	$(10,112,712)

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	98.2%
Cayman Islands	0.5%
Singapore	0.5%
Bermuda	0.3%
Virgin Islands	0.3%
Canada	0.2%

Total	100.0%

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Columbia
Small Cap
Value Fund

Assets:
Investment securities, at cost	$75,396,984

Investment securities, at value	$70,220,349
Interest and dividends receivable	81,257
Receivable for capital shares issued	64,069
Receivable for investments sold	335,205
Prepaid expenses	421

Total Assets	70,701,301

Liabilities:
Cash overdraft	110,835
Payable for investments purchased	329,438
Payable for capital shares redeemed	5,363
Manager fees payable	51,000
Administration fees payable	2,760
Distribution fees payable	14,689
Administrative and compliance services fees payable	1,714
Trustee fees payable	127
Other accrued liabilities	17,470

Total Liabilities	533,396

Net Assets	$70,167,905

Net Assets Consist of:
Capital	$95,382,254
Accumulated net investment income/(loss)	441,641
Accumulated net realized gains/(losses) from investment transactions	(20,479,355)
Net unrealized appreciation/(depreciation) on investments	(5,176,635)

Net Assets	$70,167,905

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,995,061
Net Asset Value (offering and redemption price per share)	$7.02

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
Columbia
Small Cap
Value Fund

Investment Income:
Dividends	$525,451

Total Investment Income	525,451

Expenses:
Manager fees	205,606
Administration fees	11,069
Distribution fees	57,113
Custodian fees	26,696
Administrative and compliance service fees	1,714
Trustees’ fees	2,407
Professional fees	4,793
Shareholder reports	9,199
Other expenses	5,265

Total expenses before reductions	323,862
Less expenses waived/reimbursed by the Manager	(16,310)
Less expenses paid indirectly	(20,065)

Net expenses	287,487

Net Investment Income/(Loss)	237,964

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(4,800,505)
Net realized gains/(losses) on futures transactions	377,765
Change in unrealized appreciation/(depreciation) on investments	4,624,990

Net Realized/Unrealized Gains/(Losses) on Investments	202,250

Change in Net Assets Resulting From Operations	$440,214

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Small Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$237,964	$253,909
Net realized gains/(losses) on investment transactions	(4,422,740)	(14,165,079)
Change in unrealized appreciation/(depreciation) on investments	4,624,990	(5,580,399)

Change in net assets resulting from operations	440,214	(19,491,569)

Dividends to Shareholders:
From net investment income	—	(289,961)
From net realized gains on investments	—	(5,090,464)

Change in net assets resulting from dividends to shareholders	—	(5,380,425)

Capital Transactions:
Proceeds from shares issued	38,342,020	24,003,272
Proceeds from dividends reinvested	—	5,380,425
Value of shares redeemed	(5,034,348)	(27,560,035)

Change in net assets resulting from capital transactions	33,307,672	1,823,662

Change in net assets	33,747,886	(23,048,332)
Net Assets:
Beginning of period	36,420,019	59,468,351

End of period	$70,167,905	$36,420,019

Accumulated net investment income/(loss)	$441,641	$203,677

Share Transactions:
Shares issued	5,634,412	2,485,773
Dividends reinvested	—	577,919
Shares redeemed	(865,174)	(3,107,036)

Change in shares	4,769,238	(43,344)

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					May 3, 2004 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2009	2008	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$6.97	$11.29	$13.20	$12.30	$12.06	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.04	0.05	0.03	0.01	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.04	(3.43)	(1.09)	1.57	0.40	2.16

Total from Investment Activities	0.05	(3.39)	(1.04)	1.60	0.41	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	(0.03)	(0.01)	—	(0.01)
Net Realized Gains	—	(0.88)	(0.84)	(0.69)	(0.17)	(0.10)

Total Dividends	—	(0.93)	(0.87)	(0.70)	(0.17)	(0.11)

Net Asset Value, End of Period	$7.02	$6.97	$11.29	$13.20	$12.30	$12.06

Total Return(b)(c)	0.72%	(32.09)%	(8.24)%	13.40%	3.39%	21.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$70,168	$36,420	$59,468	$73,914	$56,954	$30,773
Net Investment Income/(Loss)(d)	1.04%	0.52%	0.33%	0.28%	0.10%	0.24%
Expenses Before Reductions(d)(e)	1.42%	1.49%	1.29%	1.35%	1.41%	1.51%
Expenses Net of Reductions(d)	1.26%	1.37%	1.23%	1.31%	1.35%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.35%	1.37%	1.24%	1.31%	N/A	N/A
Portfolio Turnover Rate(c)	29.30%	214.25%	60.22%	90.10%	111.78%	83.52%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Small Cap Value Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	508
Futures Closed	(508)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/depreciation on investments	$377,765	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Columbia Management Advisors, LLC (“Columbia Advisors”), Columbia Advisors provides investment advisory services as the Subadvisor for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding, interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Columbia Small Cap Value Fund	0.90%	1.35%

*	The Manager is voluntarily reducing the management fee to 0.85%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2011	12/31/2012
AZL Columbia Small Cap Value Fund	$29,806	$4,887

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,108 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$67,872,437	$—	$67,872,437
Common Stocks — Foreign(a)	2,347,912	—	2,347,912

Total Investment Securities	$70,220,349	$—	$70,220,349

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Small Cap Value Fund	$47,207,663	$13,145,876

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Columbia Small Cap Value Fund	$11,562,152

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $824,646 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Columbia Small Cap Value Fund	$3,585,531	$1,794,894	$5,380,425

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Columbia Small Cap Value Fund	$203,677	$203,677	$(12,386,798)	$(13,471,442)	$(25,654,563)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Columbia Technology Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Technology Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Columbia Technology Fund	$1,000.00	$1,200.80	$5.29	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Columbia Technology Fund	$1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Technology Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Communications Equipment	9.8%
Computers & Peripherals	14.7
Diversified Consumer Services	0.4
Diversified Telecommunications	0.5
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	8.7
Health Care Technology	1.2
Hotels, Restaurants & Leisure	0.6
Household Durables	0.5
Internet & Catalog Retail	2.3
Internet Software & Services	8.9
IT Services	4.4
Life Sciences Tools & Services	0.5
Media	0.7
Professional Services	0.4
Semiconductors & Semiconductor Equipment	11.6
Software	27.3
Wireless Telecommunication Services	6.2
Investment Company	0.5

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Communications Equipment (9.8%):
30,374	CommScope, Inc.*	$797,621
172,040	Motorola, Inc.	1,140,625
55,840	QUALCOMM, Inc.	2,523,968
15,417	Research In Motion, Ltd.*	1,095,378
25,740	Tandberg ASA	434,708

		5,992,300

Computers & Peripherals (14.7%):
19,468	Apple, Inc.*	2,772,827
96,340	Dell, Inc.*	1,322,748
55,140	EMC Corp.*	722,334
62,730	NCR Corp.*	742,096
34,710	NetApp, Inc.*	684,481
70,840	SanDisk Corp.*	1,040,640
55,250	Seagate Technology	577,915
5,630	Synaptics, Inc.*	217,600
16,760	Teradata Corp.*	392,687
18,520	Western Digital Corp.*	490,780

		8,964,108

Diversified Consumer Services (0.4%):
3,870	Capella Education Co.*	232,007

Diversified Telecommunications (0.5%)
10,650	Neutral Tandem, Inc.*	314,388

Electrical Equipment (0.6%):
2,270	First Solar, Inc.*	368,012

Electronic Equipment, Instruments & Components (8.7%):
130,060	Corning, Inc.	2,088,764
141,010	AU Optronics Corp., ADR	1,364,977
10,870	Itron, Inc.*	598,611
100,440	LG Display Co., Ltd., ADR	1,254,495

		5,306,847

Health Care Technology (1.2%)
6,320	Cerner Corp.*	393,673
30,800	Omnicell, Inc.*	331,100

		724,773

Hotels, Restaurants & Leisure (0.6%):
8,540	Ctrip.com International, Ltd., ADR*	395,402

Household Durables (0.5%):
12,260	Garmin, Ltd.	292,033

Internet & Catalog Retail (2.3%):
5,470	Amazon.com, Inc.*	457,620
15,580	Netflix, Inc.*	644,077
2,650	Priceline.com, Inc.*	295,608

		1,397,305

Internet Software & Services (8.9%):
19,750	Akamai Technologies, Inc.*	378,805
1,790	Baidu, Inc., ADR*	538,951
55,910	eBay, Inc.*	957,738
4,281	Equinix, Inc.*	311,400
2,840	Google, Inc., Class A*	1,197,316
29,550	SAVVIS, Inc.*	338,643
11,180	Sohu.com, Inc.*	702,440
35,680	VeriSign, Inc.*	659,366
17,892	Vocus, Inc.*	353,546

		5,438,205

IT Services (4.4%):
13,210	Accenture, Ltd., Class A	442,007
7,360	Affiliated Computer Services, Inc., Class A*	326,931
17,520	Cognizant Technology Solutions Corp., Class A*	467,784
15,140	Fiserv, Inc.*	691,898
38,420	TNS, Inc.*	720,375

		2,648,995

Life Sciences Tools & Services (0.5%):
7,810	Illumina, Inc.*	304,121

Media (0.7%):
18,380	DIRECTV Group, Inc. (The)*	454,170

Professional Services (0.4%):

22,200	Monster Worldwide, Inc.*	262,182

Semiconductors & Semiconductor Equipment (11.6%):
27,540	Altera Corp.	448,351
52,620	Analog Devices, Inc.	1,303,924
28,420	ASML Holding NV	615,293
32,060	Atheros Communications*	616,834
35,660	Broadcom Corp., Class A*	884,011
5,850	International Rectifier Corp.*	86,639
73,800	MEMC Electronic Materials, Inc.*	1,314,378
59,679	Microsemi Corp.*	823,570
57,410	NVIDIA Corp.*	648,159
168,840	Trident Microsystems, Inc.*	293,782

		7,034,941

Software (27.3%):
20,992	Activision Blizzard, Inc.*	265,129
22,790	Adobe Systems, Inc.*	644,957
29,160	Autodesk, Inc.*	553,457
17,363	Blackboard, Inc.*	501,096
15,880	BMC Software, Inc.*	536,585
30,480	Cadence Design Systems, Inc.*	179,832
17,190	Check Point Software Technologies, Ltd.*	403,449
17,960	Citrix Systems, Inc.*	572,744
8,100	Concur Technologies, Inc.*	251,748
40,640	Electronic Arts, Inc.*	882,701
23,060	Intuit, Inc.*	649,370
37,180	McAfee, Inc.*	1,568,624
115,790	Microsoft Corp.	2,752,328
9,370	NICE Systems, Ltd., SP ADR*	216,166
51,800	Nuance Communications, Inc.*	626,262

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued

29,720	Oracle Corp.	$636,602
44,010	Red Hat, Inc.*	885,921
11,250	Rosetta Stone, Inc.*	308,700
14,820	Salesforce.com, Inc.*	565,679
23,190	Sybase, Inc.*	726,775
97,000	Symantec Corp.*	1,509,320
27,850	Synopsys, Inc.*	543,354
77,730	TiVo, Inc.*	814,611

		16,595,410

Wireless Telecommunication Services (6.2%):
9,620	America Movil, SAB de C.V., ADR, Series L	372,487
27,846	American Tower Corp., Class A*	877,984
27,260	Crown Castle International Corp.*	654,785
6,490	Millicom International Cellular SA*	365,127
60,350	SBA Communications Corp., Class A*	1,480,989

		3,751,372

Total Common Stocks (Cost $53,218,774)		60,476,571

Investment Company (0.5%):
274,594	Dreyfus Treasury Prime Cash Management, 0.09%(a)	274,594

Total Investment Company (Cost $274,594)		274,594

Total Investment Securities (Cost $53,493,368)(b) — 99.8%		60,751,165
Net other assets (liabilities) — 0.2%		127,514

Net Assets — 100.0%		$60,878,679

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security.

ADR—American Depository Receipt

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $57,088,256. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,786,852
Unrealized depreciation	(4,123,943)

Net unrealized appreciation	$3,662,909

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	86.3%
Cayman Islands	3.0%
Taiwan	2.2%
South Korea	2.1%
Canada	1.8%
Israel	1.0%
Netherlands	1.0%
Bermuda	0.7%
Norway	0.7%
Mexico	0.6%
Luxembourg	0.6%

Total	100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Columbia
Technology Fund

Assets:
Investment securities, at cost	$53,493,368

Investment securities, at value	$60,751,165
Interest and dividends receivable	24
Foreign currency, at value (cost $11,805)	11,742
Receivable for capital shares issued	189,122
Reclaim receivable	1,245
Prepaid expenses	499

Total Assets	60,953,797

Liabilities:
Payable for capital shares redeemed	133
Manager fees payable	39,580
Administration fees payable	2,316
Distribution fees payable	12,166
Administrative and compliance services fees payable	1,971
Trustee fees payable	111
Other accrued liabilities	18,841

Total Liabilities	75,118

Net Assets	$60,878,679

Net Assets Consist of:
Capital	$90,034,018
Accumulated net investment income/(loss)	(112,050)
Accumulated net realized gains/(losses) from investment transactions	(36,300,954)
Net unrealized appreciation/(depreciation) on investments	7,257,665

Net Assets	$60,878,679

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,609,427
Net Asset Value (offering and redemption price per share)	$5.74

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Columbia
Technology Fund

Investment Income:
Dividends	$126,190
Foreign withholding tax	(1,251)

Total Investment Income	124,939

Expenses:
Manager fees	194,841
Administration fees	11,472
Distribution fees	58,748
Custodian fees	4,638
Administrative and compliance service fees	1,971
Trustees’ fees	3,100
Professional fees	3,397
Shareholder reports	11,994
Other expenses	3,596

Total expenses before reductions	293,757
Less expenses paid indirectly	(65,098)

Net expenses	228,659

Net Investment Income/(Loss)	(103,720)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(6,440,845)
Change in unrealized appreciation/(depreciation) on investments	15,426,593

Net Realized/Unrealized Gains/(Losses) on Investments	8,985,748

Change in Net Assets Resulting From Operations	$8,882,028

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Technology Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(103,720)	$(244,510)
Net realized gains/(losses) on investment transactions	(6,440,845)	(28,050,312)
Change in unrealized appreciation/(depreciation) on investments	15,426,593	(19,062,897)

Change in net assets resulting from operations	8,882,028	(47,357,719)

Dividends to Shareholders:
From net realized gains on investments	—	(7,138,849)

Change in net assets resulting from dividends to shareholders	—	(7,138,849)

Capital Transactions:
Proceeds from shares issued	16,043,880	28,626,225
Proceeds from dividends reinvested	—	7,138,849
Value of shares redeemed	(3,837,634)	(45,858,165)

Change in net assets resulting from capital transactions	12,206,246	(10,093,091)

Change in net assets	21,088,274	(64,589,659)
Net Assets:
Beginning of period	39,790,405	104,380,064

End of period	$60,878,679	$39,790,405

Accumulated net investment income/(loss)	$(112,050)	$(8,330)

Share Transactions:
Shares issued	3,042,362	3,546,688
Dividends reinvested	—	1,009,738
Shares redeemed	(761,468)	(5,874,206)

Change in shares	2,280,894	(1,317,780)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006		2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$4.78	$10.82	$8.82	$8.60		$8.54	$9.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)	(0.03)	(0.03)	(0.09)		(0.08)	(0.06)
Net Realized and Unrealized Gains/(Losses) on Investments	0.97	(5.18)	2.04	0.31		0.14	(0.34)

Total from Investment Activities	0.96	(5.21)	2.01	0.22		0.06	(0.40)

Dividends to Shareholders From:
Net Realized Gains	—	(0.83)	(0.01)	—		—	(0.06)

Total Dividends	—	(0.83)	(0.01)	—		—	(0.06)

Net Asset Value, End of Period	$5.74	$4.78	$10.82	$8.82		$8.60	$8.54

Total Return(a)(c)	20.08%	(50.63)%	22.75%	2.56	%(b)	0.70%	(4.33)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$60,879	$39,790	$104,380	$49,987		$48,009	$48,199
Net Investment Income/(Loss)(d)	(0.44)%	(0.35)%	(0.48)%	(0.95)%		(1.05)%	(0.85)%
Expenses Before Reductions(d)(e)	1.25%	1.22%	1.20%	1.33%		1.35%	1.31%
Expenses Net of Reductions(d)	0.97%	1.10%	1.16%	1.33%		1.35%	1.31%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.25%	1.22%	1.20%	1.33%		1.35%	N/A
Portfolio Turnover Rate(c)	126.06%	294.52%	270.98%	244.04%		125.08%	174.40%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	During the year ended December 31, 2006, Columbia Management Advisors, LLC reimbursed $28,211 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.06%.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Technology Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Columbia Management Advisors, LLC (“Columbia Advisors”), Columbia Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.35%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,217 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$52,108,182	$—	$52,108,182
Common Stocks — Foreign(a)	7,933,681	434,708	8,368,389
Investment Companies	274,594	—	274,594

Total Investment Securities	$60,316,457	$434,708	$60,751,165

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Technology Fund	$70,982,074	$56,618,931

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Columbia Technology Fund	$18,386,005

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $4,899,500 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Columbia Technology Fund	$2,833,815	$4,305,034	$7,138,849

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Accumulated		Accumulated
	Capital and	Unrealized	Earnings
	Other Losses	Depreciation(a)	(Deficit)
AZL Columbia Technology Fund	$(23,285,505)	$(14,751,862)	$(38,037,367)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL BlackRock Capital Appreciation Fund will acquire the assets and liabilities of the AZL BlackRock Growth and AZL Columbia Technology Funds’. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Davis NY Venture Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Davis NY Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Davis NY Venture Fund	$1,000.00	$1,060.60	$5.42	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Davis NY Venture Fund	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Davis NY Venture Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Air Freight & Logistics	0.5%
Automobiles	0.6
Beverages	3.2
Capital Markets	5.5
Chemicals	0.8
Commercial Banks	4.1
Commercial Services & Supplies	2.0
Communications Equipment	0.6
Computers & Peripherals	1.6
Construction Materials	1.4
Consumer Finance	3.0
Containers & Packaging	1.8
Diversified Consumer Services	1.1
Diversified Financial Services	4.1
Electrical Equipment	0.5
Electronic Equipment & Instruments	1.4
Energy Equipment & Services	0.8
Food & Staples Retailing	5.3
Food Products	0.3
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	3.7
Household Durables	0.3
Household Products	1.7
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	1.5
Insurance	10.4
Internet & Catalog Retail	0.6
Internet Software & Services	2.0
Machinery	0.2
Marine	0.8
Media	4.9
Metals & Mining	0.6
Oil, Gas & Consumable Fuels	13.6
Paper & Forest Products	0.7
Pharmaceuticals	5.3
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	2.2
Software	2.8
Specialty Retail	2.0
Tobacco	1.0
Transportation Infrastructure	0.2
Corporate Bonds	0.7
Convertible Bonds	0.1
Rights	0.1
Investment Company	3.6

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Air Freight & Logistics (0.5%):
48,310	United Parcel Service, Inc., Class B	$2,415,017

Automobiles (0.6%):
171,200	Harley-Davidson, Inc.	2,775,152

Beverages (3.2%):
49,000	Coca-Cola Co. (The)	2,351,510
135,400	Diageo plc, ADR	7,751,650
164,876	Heineken Holding NV	5,244,927

		15,348,087

Capital Markets (5.5%):
97,500	Ameriprise Financial, Inc.	2,366,325
478,700	Bank of New York Mellon Corp.	14,030,697
19,420	Goldman Sachs Group, Inc.	2,863,285
146,600	Julius Baer Holding AG, Registered Shares	5,717,243
23,900	Morgan Stanley	681,389
15,700	State Street Corp.	741,040

		26,399,979

Chemicals (0.8%):
34,800	Monsanto Co.	2,587,032
12,392	Potash Corp. of Saskatchewan, Inc.	1,153,075

		3,740,107

Commercial Banks (4.1%):
810,146	Wells Fargo & Co.	19,654,142

Commercial Services & Supplies (2.0%):
333,100	Iron Mountain, Inc.*	9,576,625

Communications Equipment (0.6%):
149,700	Cisco Systems, Inc.*	2,790,408

Computers & Peripherals (1.6%):
203,700	Hewlett-Packard Co.	7,873,005

Construction Materials (1.4%):
42,900	Martin Marietta Materials, Inc.	3,383,952
76,100	Vulcan Materials Co.	3,279,910

		6,663,862

Consumer Finance (3.0%):
576,000	American Express Co.	13,386,240
19,730	Visa, Inc., Class A	1,228,390

		14,614,630

Containers & Packaging (1.8%):
469,900	Sealed Air Corp.	8,669,655

Diversified Consumer Services (1.1%):
301,500	H&R Block, Inc.	5,194,845

Diversified Financial Services (4.1%):
30,264	Bank of America Corp.	399,485
455,636	JPMorgan Chase & Co.	15,541,744
154,500	Moody’s Corp.	4,071,075

		20,012,304

Electrical Equipment (0.5%):
161,550	ABB, Ltd., ADR	2,549,259

Electronic Equipment & Instruments (1.4%):
227,800	Agilent Technologies, Inc.*	4,626,618
112,800	Tyco Electronics, Ltd.	2,096,952

		6,723,570

Energy Equipment & Services (0.8%):
52,879	Transocean, Ltd.*	3,928,381

Food & Staples Retailing (5.3%):
354,300	Costco Wholesale Corp.	16,191,510
290,049	CVS Caremark Corp.	9,243,861

		25,435,371

Food Products (0.3%):
40,500	Hershey Co.	1,458,000

Health Care Equipment & Supplies (0.8%):
52,000	Becton Dickinson & Co.	3,708,120

Health Care Providers & Services (3.7%):
87,600	Cardinal Health, Inc.	2,676,180
106,500	Express Scripts, Inc.*	7,321,875
19,100	Laboratory Corp. of America Holdings*	1,294,789
272,600	UnitedHealth Group, Inc.	6,809,548

		18,102,392

Household Durables (0.3%):
31,600	Garmin, Ltd.	752,712
19,992	Hunter Douglas NV	817,053

		1,569,765

Household Products (1.7%):
162,900	Procter & Gamble Co. (The)	8,324,190

Independent Power Producers & Energy Traders (0.4%):
148,000	AES Corp. (The)*	1,718,280

Industrial Conglomerates (1.5%):
1,475,889	China Merchants Holdings International Co., Ltd.	4,243,435
114,600	Tyco International, Ltd.	2,977,308

		7,220,743

Insurance (10.4%):
280,750	American International Group, Inc.	325,670
215	Berkshire Hathaway, Inc., Class A*	19,350,000

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

484	Berkshire Hathaway, Inc., Class B*	$1,401,533
10,700	Everest Re Group, Ltd.	765,799
388,900	Loews Corp.	10,655,860
1,540	Markel Corp.*	433,818
131,900	Nipponkoa Insurance Co., Ltd.	765,165
39,800	Principal Financial Group, Inc.	749,832
684,460	Progressive Corp. (The)*	10,342,191
25,800	Sun Life Financial, Inc.	694,536
112,718	Transatlantic Holdings, Inc.	4,884,071

		50,368,475

Internet & Catalog Retail (0.6%):
29,500	Amazon.com, Inc.*	2,467,970
106,650	Liberty Media Corp. — Capital, Series A*	534,316

		3,002,286

Internet Software & Services (2.0%):
45,400	eBay, Inc.*	777,702
21,200	Google, Inc., Class A*	8,937,708

		9,715,410

Machinery (0.2%):
23,300	PACCAR, Inc.	757,483

Marine (0.8%):
1,193,500	China Shipping Development Co., Ltd., Share H	1,525,785
30,900	Kuehne + Nagel International AG, Registered Shares	2,426,219

		3,952,004

Media (4.9%):
533,300	Comcast Corp., Class A	7,519,530
264,200	Grupo Televisa SA, ADR	4,491,400
23,200	Lagardere S.C.A.	772,114
85,260	Liberty Media Corp. — Entertainment, Series A*	2,280,705
549,600	News Corp.	5,006,856
146,000	Walt Disney Co. (The)	3,406,180

		23,476,785

Metals & Mining (0.6%):
79,600	BHP Billiton plc	1,797,797
33,800	Rio Tinto plc	1,170,494

		2,968,291

Oil, Gas & Consumable Fuels (13.6%):
199,300	Canadian Natural Resources, Ltd.	10,461,257
2,556,500	China Coal Energy Co., Share H	3,071,432
197,700	ConocoPhillips	8,315,262
250,200	Devon Energy Corp.	13,635,900
199,700	EOG Resources, Inc.	13,563,624
235,200	Occidental Petroleum Corp.	15,478,512
2,600	OGX Petroleo e Gas Participacoes SA	1,333,694

		65,859,681

Paper & Forest Products (0.7%):
329,420	Sino-Forest Corp., Class A	3,512,605

Pharmaceuticals (5.3%):
133,600	Johnson & Johnson Co.	7,588,480
177,100	Merck & Co., Inc.	4,951,716
269,700	Pfizer, Inc.	4,045,500
355,700	Schering Plough Corp.	8,935,184

		25,520,880

Real Estate Management & Development (0.9%):
75,000	Brookfield Asset Management, Inc., Class A	1,280,250
681,700	Hang Lung Group, Ltd.	3,204,621

		4,484,871

Semiconductors & Semiconductor Equipment (2.2%):
496,600	Texas Instruments, Inc.	10,577,580

Software (2.8%):
236,300	Activision Blizzard, Inc.*	2,984,469
441,500	Microsoft Corp.	10,494,455

		13,478,924

Specialty Retail (2.0%):
215,100	Bed Bath & Beyond, Inc.*	6,614,325
184,400	CarMax, Inc.*	2,710,680
37,200	Staples, Inc.	750,324

		10,075,329

Tobacco (1.0%):
106,300	Philip Morris International, Inc.	4,636,806

Transportation Infrastructure (0.2%):
857,020	Cosco Pacific, Ltd.	961,833

Total Common Stocks (Cost $475,290,138)		459,815,132

Corporate Bonds (0.7%):
Automobiles (0.7%):
$3,000,000	Harley-Davidson, Inc., 15.00%, 2/1/14(a)	3,160,191

Total Corporate Bonds (Cost $3,000,000)		3,160,191

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Convertible Bonds (0.1%):
Paper & Forest Products (0.1%):
$688,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	$567,600

Total Convertible Bonds (Cost $688,000)		567,600

Rights (0.1%):

17,745	Rio Tinto plc	598,361

Total Rights (Cost $—)		598,361

Investment Company (3.6%):
17,159,193	Dreyfus Treasury Prime Cash Management, 0.09%(c)	17,159,193

Total Investment Company (Cost $17,159,193)		17,159,193

Total Investment Securities (Cost $496,137,331)(d) — 99.7%		481,300,477
Net other assets (liabilities) — 0.3%		1,472,828

Net Assets — 100.0%		$482,773,305

Percentages indicated are based on net assets as of June 30, 2009.

ADR—American Depository Receipt

PLC—Public Liability Co.

*	Non-income producing security

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2009, these securities represent 0.7% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate represents the effective yield at June 30, 2009.

(d)	Cost for federal income tax purposes is $503,649,563. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,513,350
Unrealized depreciation	(63,862,436)

Net unrealized depreciation	$(22,349,086)

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	83.9%
Switzerland	4.1%
Canada	3.6%
United Kingdom	2.4%
Hong Kong	1.7%
Netherlands	1.3%
China	1.0%
Mexico	0.9%
Brazil	0.3%
France	0.2%
Bermuda	0.2%
Japan	0.2%
Cayman Islands	0.2%

Total	100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Davis
NY Venture
Fund

Assets:
Investment securities, at cost	$496,137,331

Investment securities, at value	$481,300,477
Interest and dividends receivable	593,241
Foreign currency, at value (cost $90,613)	92,883
Receivable for capital shares issued	42,145
Receivable for investments sold	4,274,112
Reclaim receivable	61,729
Prepaid expenses	5,596

Total Assets	486,370,183

Liabilities:
Payable for investments purchased	2,820,408
Payable for capital shares redeemed	137,349
Manager fees payable	285,091
Administration fees payable	19,202
Distribution fees payable	100,355
Administrative and compliance services fees payable	13,469
Trustee fees payable	866
Other accrued liabilities	220,138

Total Liabilities	3,596,878

Net Assets	$482,773,305

Net Assets Consist of:
Capital	$613,720,622
Accumulated net investment income/(loss)	5,963,090
Accumulated net realized gains/(losses) from investment transactions	(122,081,132)
Net unrealized appreciation/(depreciation) on investments	(14,829,275)

Net Assets	$482,773,305

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,271,442
Net Asset Value (offering and redemption price per share)	$8.58

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Davis
NY Venture
Fund

Investment Income:
Interest	$198,883
Dividends	4,321,110
Foreign withholding tax	(51,518)

Total Investment Income	4,468,475

Expenses:
Manager fees	1,654,082
Administration fees	108,701
Distribution fees	551,361
Custodian fees	15,864
Administrative and compliance service fees	13,469
Trustees’ fees	23,416
Professional fees	36,634
Shareholder reports	52,298
Other expenses	11,574

Total expenses before reductions	2,467,399
Less expenses waived/reimbursed by the Manager	(85,496)
Less expenses paid indirectly	(30,160)

Net expenses	2,351,743

Net Investment Income/(Loss)	2,116,732

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(39,778,565)
Net realized gains/(losses) on futures transactions	218,973
Change in unrealized appreciation/(depreciation) on investments	69,815,678

Net Realized/Unrealized Gains/(Losses) on Investments	30,256,086

Change in Net Assets Resulting From Operations	$32,372,818

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Davis
	NY Venture Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,116,732	$3,941,358
Net realized gains/(losses) on investment transactions	(39,559,592)	(158,359,985)
Change in unrealized appreciation/(depreciation) on investments	69,815,678	(56,118,107)

Change in net assets resulting from operations	32,372,818	(210,536,734)

Dividends to Shareholders:
From net investment income	—	(4,756,657)
From net realized gains on investments	—	(12,798,191)

Change in net assets resulting from dividends to shareholders	—	(17,554,848)

Capital Transactions:
Proceeds from shares issued	53,375,630	145,125,797
Proceeds from shares issued in merger	—	122,912,767
Proceeds from dividends reinvested	—	17,554,848
Value of shares redeemed	(54,969,825)	(177,805,484)

Change in net assets resulting from capital transactions	(1,594,195)	107,787,928

Change in net assets	30,778,623	(120,303,654)
Net Assets:
Beginning of period	451,994,682	572,298,336

End of period	$482,773,305	$451,994,682

Accumulated net investment income/(loss)	$5,963,090	$3,846,358

Share Transactions:
Shares issued	7,389,642	12,803,368
Shares issued in merger	—	17,509,842
Dividends reinvested	—	1,614,981
Shares redeemed	(7,022,164)	(16,540,133)

Change in shares	367,478	15,388,058

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$8.09	$14.13	$13.61	$11.99	$11.13	$10.10

Investment Activities:
Net Investment Income/(Loss)	0.04	0.07	0.11	0.06	0.03	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.45	(5.70)	0.47	1.59	1.04	1.00

Total from Investment Activities	0.49	(5.63)	0.58	1.65	1.07	1.06

Dividends to Shareholders From:
Net Investment Income	—	(0.11)	(0.06)	(0.03)	(0.01)	(0.03)
Net Realized Gains	—	(0.30)	—	—	(0.20)	—

Total Dividends	—	(0.41)	(0.06)	(0.03)	(0.21)	(0.03)

Net Asset Value, End of Period	$8.58	$8.09	$14.13	$13.61	$11.99	$11.13

Total Return(a)(b)	6.06%	(40.50)%	4.15%	13.91%	9.68%	10.56%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$482,773	$451,995	$572,298	$538,315	$348,036	$152,470
Net Investment Income/(Loss)(c)	0.96%	0.83%	0.82%	0.61%	0.54%	0.65%
Expenses Before Reductions(c)(d)	1.12%	1.12%	1.09%	1.12%	1.20%	1.20%
Expenses Net of Reductions(c)	1.06%	1.07%	1.09%	1.12%	1.20%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.08%	1.08%	1.09%	1.12%	1.20%	N/A
Portfolio Turnover Rate(b)	15.82%	25.95%	14.67%	8.49%	3.62%	57.45%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Davis NY Venture Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	220
Futures Closed	(220)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses)	$218,973	$—
on futures transactions/change in unrealized appreciation/ depreciation on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and Davis Selected Advisers, L.P. (“Davis”), Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Davis NY Venture Fund	0.75%	1.20%

*	The Manager is voluntarily reducing the management fee to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $500 million, and 0.65% on assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion,

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $12,251 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$383,724,397	$—	$383,724,397
Common Stocks — Foreign(a)	43,748,879	32,341,856	76,090,735
Corporate Bonds	—	3,160,191	3,160,191
Convertible Bonds	—	567,600	567,600
Rights	—	598,361	598,361
Investment Companies	17,159,193	—	17,159,193

Total Investment Securities	$444,632,469	$36,668,008	$481,300,477

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis NY Venture Fund	$82,327,548	$65,825,545

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the Fund held restricted securities representing 0.7% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2009 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Harley-Davidson, Inc., 15.00%, 2/1/14	2/2/09	$3,000,000	$3,000,000	$3,160,191

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL Davis NY Venture Fund*	$43,171,271	$30,736,138

*	The amount of these losses that may be utilized are limited to $6,072,260 on a annual basis as a result of certain ownership changes in 2008.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $6,210,567 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Davis NY Venture Fund	$5,853,449	$11,701,399	$17,554,848

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Davis NY Venture Fund	$3,881,267	$3,881,267	$(80,117,976)	$(87,083,426)	$(163,320,135)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Dreyfus Equity Growth Fund
(formerly AZL® Dreyfus Founders Equity Growth Fund)
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Equity Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Dreyfus Equity Growth Fund	$1,000.00	$1,083.60	$4.60	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Dreyfus Equity Growth Fund	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Equity Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.8%
Airline	0.5
Auto Components	0.8
Beverages	4.5
Biotechnology	7.6
Capital Markets	3.1
Chemicals	2.3
Communications Equipment	4.7
Computers & Peripherals	5.1
Consumer Finance	1.3
Containers & Packaging	0.5
Diversified Financial Services	0.7
Electric Utilities	0.5
Electronic Equipment & Instruments	1.5
Energy Equipment & Services	1.5
Food & Staples Retailing	2.6
Food Products	1.4
Gas Utilities	1.1
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	0.7
Household Durables	0.8
Household Products	2.2
Industrial Conglomerate	0.9
Internet Software & Services	3.5
IT Services	0.9
Life Sciences Tools & Services	0.8
Machinery	6.8
Media	1.3
Metals & Mining	0.6
Multiline Retail	2.4
Oil, Gas & Consumable Fuels	2.6
Personal Products	0.8
Pharmaceuticals	3.4
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	4.1
Software	11.8
Specialty Retail	4.4
Tobacco	3.9
Investment Company	1.9

101.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (0.8%):
24,190	Raytheon Co.	$1,074,762

Airline (0.5%):
151,370	JetBlue Airways Corp.*	646,350

Auto Components (0.8%):
35,490	Autoliv, Inc.	1,021,047

Beverages (4.5%):
55,730	Coca-Cola Enterprises, Inc.	927,905
91,190	PepsiCo, Inc.	5,011,802

		5,939,707

Biotechnology (7.6%):
24,330	Alexion Pharmaceuticals, Inc.*	1,000,450
46,350	Amgen, Inc.*	2,453,769
21,270	Biogen, Inc.*	960,341
25,720	Celgene Corp.*	1,230,445
17,950	Genzyme Corp.*	999,276
44,131	Gilead Sciences, Inc.*	2,067,096
36,610	Vertex Pharmaceuticals, Inc.*	1,304,780

		10,016,157

Capital Markets (3.1%):
25,930	Ameriprise Financial, Inc.	629,321
10,390	Franklin Resources, Inc.	748,184
23,330	Morgan Stanley	665,138
41,970	State Street Corp.	1,980,984

		4,023,627

Chemicals (2.3%):
39,120	Celanese Corp., Series A	929,100
30,620	E.I. du Pont de Nemours & Co.	784,484
19,058	Praxair, Inc.	1,354,452

		3,068,036

Communications Equipment (4.7%):
251,080	Alcatel-Lucent, ADR*	622,678
78,021	Juniper Networks, Inc.*	1,841,296
117,510	Motorola, Inc.	779,091
65,487	QUALCOMM, Inc.	2,960,013

		6,203,078

Computers & Peripherals (5.1%):
33,588	Apple, Inc.*	4,783,939
144,600	EMC Corp.*	1,894,260

		6,678,199

Consumer Finance (1.3%):
27,692	Visa, Inc., Class A	1,724,104

Containers & Packaging (0.5%):
25,470	Crown Holdings, Inc.*	614,846

Diversified Financial Services (0.7%):
34,690	Moody’s Corp.	914,082

Electric Utilities (0.5%):
11,380	FPL Group, Inc.	647,067

Electronic Equipment & Instruments (1.5%):
24,640	Amphenol Corp., Class A	779,610
33,490	Dolby Laboratories, Inc., Class A*	1,248,507

		2,028,117

Energy Equipment & Services (1.5%):
22,690	Cameron International Corp.*	642,127
31,610	Halliburton Co.	654,327
8,790	Transocean, Ltd.*	653,009

		1,949,463

Food & Staples Retailing (2.6%):
65,080	Supervalu, Inc.	842,786
57,570	Walgreen Co.	1,692,558
43,230	Whole Foods Market, Inc.	820,505

		3,355,849

Food Products (1.4%):
28,130	Cadbury plc, ADR	967,672
45,240	Dean Foods Co.*	868,156

		1,835,828

Gas Utilities (1.1%):
11,370	Noble Energy, Inc.	670,489
22,860	Questar Corp.	711,175

		1,381,664

Health Care Equipment & Supplies (3.1%):
66,460	Boston Scientific Corp.*	673,905
29,930	Covidien plc	1,120,579
32,140	St. Jude Medical, Inc.*	1,320,954
22,030	Zimmer Holdings, Inc.*	938,478

		4,053,916

Health Care Providers & Services (1.8%):
31,810	Medco Health Solutions, Inc.*	1,450,854
17,720	Universal Health Services, Inc., Class B	865,622

		2,316,476

Hotels, Restaurants & Leisure (0.7%):
38,134	Carnival Corp.	982,713

Household Durables (0.8%):
104,220	Newell Rubbermaid, Inc.	1,084,930

Household Products (2.2%):
40,784	Colgate-Palmolive Co.	2,885,060

Industrial Conglomerate (0.9%):
44,070	Tyco International, Ltd.	1,144,939

Internet Software & Services (3.5%):
46,674	Akamai Technologies, Inc.*	895,207
8,637	Google, Inc., Class A*	3,641,273

		4,536,480

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

IT Services (0.9%):
75,730	Western Union Co.	$1,241,972

Life Sciences Tools & Services (0.8%):
26,655	Life Technologies Corp.*	1,112,047

Machinery (6.8%):
35,300	Caterpillar, Inc.	1,166,312
40,330	Cummins, Inc.	1,420,019
21,250	Danaher Corp.	1,311,975
35,742	Dover Corp.	1,182,703
33,690	Illinois Tool Works, Inc.	1,257,985
42,640	PACCAR, Inc.	1,386,226
27,980	Parker Hannifin Corp.	1,202,021

		8,927,241

Media (1.3%):
150,540	Interpublic Group of Cos., Inc. (The)*	760,227
38,506	Time Warner, Inc.	969,966

		1,730,193

Metals & Mining (0.6%):
14,830	Freeport-McMoRan Copper & Gold, Inc., Class B	743,131

Multiline Retail (2.4%):
32,170	Kohl’s Corp.*	1,375,268
44,330	Target Corp.	1,749,705

		3,124,973

Oil, Gas & Consumable Fuels (2.6%):
20,840	Occidental Petroleum Corp.	1,371,480
35,200	Southwestern Energy Co.*	1,367,520
17,370	XTO Energy, Inc.	662,492

		3,401,492

Personal Products (0.8%):
31,330	Estee Lauder Co., Inc. (The), Class A	1,023,551

Pharmaceuticals (3.4%):
54,840	Bristol-Myers Squibb Co.	1,113,800
83,550	Merck & Co., Inc.	2,336,058
71,544	Pfizer, Inc.	1,073,160

		4,523,018

Road & Rail (2.0%):
28,140	Norfolk Southern Corp.	1,060,034
29,256	Union Pacific Corp.	1,523,067

		2,583,101

Semiconductors & Semiconductor Equipment (4.1%):
69,109	Broadcom Corp., Class A*	1,713,212
44,140	Lam Research Corp.*	1,147,640
118,700	Texas Instruments, Inc.	2,528,310

		5,389,162

Software (11.8%):
53,450	Autodesk, Inc.*	1,014,481
38,190	BMC Software, Inc.*	1,290,440
49,993	Electronic Arts, Inc.*	1,085,848
265,120	Microsoft Corp.	6,301,902
158,590	Oracle Corp.	3,396,998
38,300	Sybase, Inc.*	1,200,322
79,020	Symantec Corp.*	1,229,551

		15,519,542

Specialty Retail (4.4%):
91,780	American Eagle Outfitters, Inc.	1,300,523
76,090	Gap, Inc. (The)	1,247,876
47,235	Home Depot, Inc.	1,116,163
24,640	O’Reilly Automotive, Inc.*	938,291
58,720	Staples, Inc.	1,184,382

		5,787,235

Tobacco (3.9%):
14,140	Lorillard, Inc.	958,268
95,509	Philip Morris International, Inc.	4,166,102

		5,124,370

Total Common Stocks (Cost $120,055,880)		130,357,525

Investment Company (1.9%):
2,514,816	Dreyfus Treasury Prime Cash Management, 0.09%(a)	2,514,816

Total Investment Company (Cost $2,514,816)		2,514,816

Total Investment Securities (Cost $122,570,696)(b) — 101.2%		132,872,341
Net other assets (liabilities) — (1.2)%		(1,637,878)

Net Assets — 100.0%		$131,234,463

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $126,974,496. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,314,941
Unrealized depreciation	(8,417,096)

Net unrealized appreciation	$5,897,845

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	95.9%
Switzerland	1.4%
Ireland	0.8%
Panama	0.7%
United Kingdom	0.7%
France	0.5%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Dreyfus
Equity
Growth Fund

Assets:
Investment securities, at cost	$122,570,696

Investment securities, at value	$132,872,341
Dividend income	122,124
Receivable for capital shares issued	107,171
Receivable for investments sold	5,261,907
Prepaid expenses	1,533

Total Assets	138,365,076

Liabilities:
Payable for investments purchased	6,961,076
Payable for capital shares redeemed	306
Manager fees payable	76,406
Administration fees payable	5,213
Distribution fees payable	27,288
Administrative and compliance services fees payable	3,925
Trustee fees payable	236
Other accrued liabilities	56,163

Total Liabilities	7,130,613

Net Assets	$131,234,463

Net Assets Consist of:
Capital	$183,784,288
Accumulated net investment income/(loss)	1,192,497
Accumulated net realized gains/(losses) from investment transactions	(64,043,967)
Net unrealized appreciation/(depreciation) on investments	10,301,645

Net Assets	$131,234,463

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,678,002
Net Asset Value (offering and redemption price per share)	$6.35

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Dreyfus
Equity
Growth Fund

Investment Income:
Dividends	$1,039,118

Total Investment Income	1,039,118

Expenses:
Manager fees	473,997
Administration fees	29,941
Distribution fees	151,800
Custodian fees	3,671
Administrative and compliance service fees	3,925
Trustees’ fees	6,860
Professional fees	8,540
Shareholder reports	10,705
Other expenses	3,580

Total expenses before reductions	693,019
Less expenses waived/reimbursed by the Manager	(48,957)
Less expenses paid indirectly	(104,518)

Net expenses	539,544

Net Investment Income/(Loss)	499,574

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(33,986,520)
Change in unrealized appreciation/(depreciation) on investments	43,120,086

Net Realized/Unrealized Gains/(Losses) on Investments	9,133,566

Change in Net Assets Resulting From Operations	$9,633,140

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Dreyfus
	Equity Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$499,574	$692,923
Net realized gains/(losses) on investment transactions	(33,986,520)	(29,399,249)
Change in unrealized appreciation/(depreciation) on investments	43,120,086	(74,638,499)

Change in net assets resulting from operations	9,633,140	(103,344,825)

Dividends to Shareholders:
From net investment income	—	(593,419)
From net realized gains on investments	—	(17,583,169)

Change in net assets resulting from dividends to shareholders	—	(18,176,588)

Capital Transactions:
Proceeds from shares issued	6,995,489	15,132,324
Proceeds from dividends reinvested	—	18,176,588
Value of shares redeemed	(9,995,726)	(79,869,787)

Change in net assets resulting from capital transactions	(3,000,237)	(46,560,875)

Change in net assets	6,632,903	(168,082,288)
Net Assets:
Beginning of period	124,601,560	292,683,848

End of period	$131,234,463	$124,601,560

Accumulated net investment income/(loss)	$1,192,497	$692,923

Share Transactions:
Shares issued	1,198,800	1,964,260
Dividends reinvested	—	2,224,797
Shares redeemed	(1,779,739)	(9,411,794)

Change in shares	(580,939)	(5,222,737)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$5.86	$11.05	$10.52	$9.84	$9.77	$9.07

Investment Activities:
Net Investment Income/(Loss)	0.03	0.04	0.02	0.01	— (a)	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.46	(4.40)	0.89	1.22	0.44	0.66
Net realized gain from payment by affiliate for the disposal of investments in violation of restrictions	—	—	—	—	—	0.01

Total from Investment Activities	0.49	(4.36)	0.91	1.23	0.44	0.70

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	(0.01)	—(a )	(0.03)	—
Net Realized Gains	—	(0.80)	(0.37)	(0.55)	(0.34)	—

Total Dividends	—	(0.83)	(0.38)	(0.55)	(0.37)	—

Net Asset Value, End of Period	$6.35	$5.86	$11.05	$10.52	$9.84	$9.77

Total Return(b)(c)	8.36%	(41.63)%	8.75%	12.93%	4.56%	7.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$131,234	$124,602	$292,684	$120,849	$88,325	$76,509
Net Investment Income/(Loss)(d)	0.82%	0.33%	0.34%	0.12%	0.00%	0.36%
Expenses Before Reductions(d)(e)	1.14%	1.10%	1.23%	1.19%	1.22%	1.26%
Expenses Net of Reductions(d)	0.89%	0.98%	1.17%	1.19%	1.19%	1.17%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.06%	1.03%	1.20%	1.19%	1.20%	N/A
Portfolio Turnover Rate(c)	113.22%	127.46%	73.29%	117.91%	134.74%	171.66%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Equity Growth Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Founders Asset Management LLC (“Founders”), Founders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net asset levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875% and over $20 million at 0.75%. The Manager is voluntarily reducing the management fees to 0.70%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may be potentially made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $3,355 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for each Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL

Investment Securities:
Common Stocks — Domestic	$124,865,935	$—	$124,865,935
Common Stocks — Foreign(a)	5,491,590	—	5,491,590
Investment Companies	2,514,816	—	2,514,816

Total Investment Securities	$132,872,341	$—	$132,872,341

(a)	Based on the domicile of the Security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Equity Growth Fund	$136,556,589	$135,315,171

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Dreyfus Equity Growth Fund	$14,657,061

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $13,084,016 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Dreyfus Equity Growth Fund	$4,460,702	$13,715,886	$18,176,588

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Dreyfus Equity Growth Fund	692,923	$692,923	$(27,741,077)	$(35,134,811)	$(62,182,965)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® First Trust Target Double Play Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL First Trust Target Double Play Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL First Trust Target Double Play Fund	$1,000.00	$921.20	$3.76	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL First Trust Target Double Play Fund	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL First Trust Target Double Play Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.6%
Auto Components	3.3
Biotechnology	7.3
Chemicals	5.6
Commercial Banks	8.0
Commercial Services & Supplies	2.5
Containers & Packaging	1.4
Diversified Consumer Services	10.8
Electric Utilities	2.8
Food & Staples Retailing	4.1
Food Products	3.0
Health Care Equipment & Supplies	3.1
Hotels, Restaurants & Leisure	5.5
Industrial Conglomerate	1.7
IT Services	0.9
Machinery	2.6
Media	2.1
Metals & Mining	1.7
Multi-Utilities	5.2
Multiline Retail	7.9
Paper & Forest Products	3.8
Specialty Retail	8.5
Thrifts & Mortgage Finance	4.1
Tobacco	2.7
Investment Company	1.0

100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (0.6%):
6,428	Axsys Technologies, Inc.*	$344,798

Auto Components (3.3%):
137,663	Superior Industries International, Inc.	1,941,048

Biotechnology (7.3%):
42,186	Amgen, Inc.*	2,233,327
55,040	Myriad Genetics, Inc.*	1,962,176
13,760	Myriad Pharmaceuticals, Inc.*	63,984

		4,259,487

Chemicals (5.6%):
47,597	Eastman Chemical Co.	1,803,926
65,533	Sensient Technologies Corp.	1,479,080

		3,283,006

Commercial Banks (8.0%):
146,790	First Bancorp	579,821
136,943	FNB Corp.	847,677
202,595	Huntington Bancshares, Inc.	846,847
157,211	Regions Financial Corp.	635,132
51,954	SunTrust Banks, Inc.	854,643
114,419	Umpqua Holdings Corp.	887,892

		4,652,012

Commercial Services & Supplies (2.5%):
125,070	R.R. Donnelley & Sons Co.	1,453,313

Containers & Packaging (1.4%):
21,784	Rock-Tenn Co., Class A	831,278

Diversified Consumer Services (10.8%):
30,684	Apollo Group, Inc., Class A*	2,182,246
22,552	ITT Educational Services, Inc.*	2,270,085
8,321	Strayer Education, Inc.	1,814,893

		6,267,224

Electric Utilities (2.8%):
53,326	Pinnacle West Capital Corp.	1,607,779

Food & Staples Retailing (4.1%):
7,356	Nash Finch Co.	199,054
13,330	Spartan Stores, Inc.	165,425
41,598	Wal-Mart Stores, Inc.	2,015,007

		2,379,486

Food Products (3.0%):
56,128	Flowers Foods, Inc.	1,225,836
18,195	TreeHouse Foods, Inc.*	523,470

		1,749,306

Health Care Equipment & Supplies (3.1%):
11,221	Computer Programs & Systems, Inc.	429,876
33,523	CryoLife, Inc.*	185,717
13,114	Greatbatch, Inc.*	296,508
34,409	STERIS Corp.	897,387

		1,809,488

Hotels, Restaurants & Leisure (5.5%):
40,728	McDonald’s Corp.	2,341,453
17,081	Panera Bread Co., Class A*	851,658

		3,193,111

Industrial Conglomerate (1.7%):
100,971	Textron, Inc.	975,380

IT Services (0.9%):
12,499	ManTech International Corp., Class A*	537,957

Machinery (2.6%):
112,295	Briggs & Stratton Corp.	1,498,015

Media (2.1%):
216,846	New York Times Co., Class A	1,194,822

Metals & Mining (1.7%):
17,698	Compass Minerals International, Inc.	971,797

Multi-Utilities (5.2%):
132,894	NiSource, Inc.	1,549,544
46,305	SCANA Corp.	1,503,523

		3,053,067

Multiline Retail (7.9%):
54,173	Dollar Tree, Inc.*	2,280,683
81,627	Family Dollar Stores, Inc.	2,310,044

		4,590,727

Paper & Forest Products (3.8%):
135,411	MeadWestvaco Corp.	2,222,095

Specialty Retail (8.5%):
21,683	AutoZone, Inc.*	3,276,518
25,655	Buckle, Inc. (The)	815,060
20,894	Tractor Supply Co.*	863,340

		4,954,918

Thrifts & Mortgage Finance (4.1%):
100,839	First Niagara Financial Group, Inc.	1,151,581
94,083	Washington Federal, Inc.	1,223,079

		2,374,660

Tobacco (2.7%):
48,210	Universal Corp.	1,596,233

Total Common Stocks (Cost $63,932,234)		57,741,007

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Investment Company (1.0%):
579,569	Dreyfus Treasury Prime Cash Management, 0.09%(a)	$579,569

Total Investment Company (Cost $579,569)		579,569

Total Investment Securities (Cost $64,511,803)(b) — 100.2%		58,320,576
Net other assets (liabilities) — (0.2)%		(91,289)

Net Assets — 100.0%		$58,229,287

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $65,983,557. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,902,499
Unrealized depreciation	(10,565,480)

Net unrealized depreciation	$(7,662,981)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	99.0%
Puerto Rico	1.0%

Total	100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL First Trust
Target Double
Play Fund

Assets:
Investment securities, at cost	$64,511,803

Investment securities, at value	$58,320,576
Interest and dividends receivable	96,919
Receivable for capital shares issued	4,848
Prepaid expenses	667

Total Assets	58,423,010

Liabilities:
Payable for capital shares redeemed	139,408
Manager fees payable	21,194
Administration fees payable	2,331
Distribution fees payable	12,152
Administrative and compliance services fees payable	2,238
Trustee fees payable	105
Other accrued liabilities	16,295

Total Liabilities	193,723

Net Assets	$58,229,287

Net Assets Consist of:
Capital	$119,676,477
Accumulated net investment income/(loss)	2,363,873
Accumulated net realized gains/(losses) from investment transactions	(57,619,836)
Net unrealized appreciation/(depreciation) on investments	(6,191,227)

Net Assets	$58,229,287

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,768,221
Net Asset Value (offering and redemption price per share)	$4.56

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL First Trust
Target Double
Play Fund

Investment Income:
Dividends	$751,882

Total Investment Income	751,882

Expenses:
Manager fees	168,447
Administration fees	13,755
Distribution fees	70,193
Custodian fees	4,131
Administrative and compliance service fees	2,238
Trustees’ fees	3,992
Professional fees	4,065
Shareholder reports	9,224
Other expenses	3,879

Total expenses before reductions	279,924
Less expenses waived/reimbursed by the Manager	(58,247)

Net expenses	221,677

Net Investment Income/(Loss)	530,205

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(463,332)
Change in unrealized appreciation/(depreciation) on investments	(4,357,457)

Net Realized/Unrealized Gains/(Losses) on Investments	(4,820,789)

Change in Net Assets Resulting From Operations	$(4,290,584)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL First
	Trust Target Double Play Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$530,205	$1,833,668
Net realized gains/(losses) on investment transactions	(463,332)	(54,474,768)
Change in unrealized appreciation/(depreciation) on investments	(4,357,457)	(3,354,038)

Change in net assets resulting from operations	(4,290,584)	(55,995,138)

Dividends to Shareholders:
From net investment income	—	(605,674)
From net realized gains on investments	—	(10,140)

Change in net assets resulting from dividends to shareholders	—	(615,814)

Capital Transactions:
Proceeds from shares issued	13,099,060	56,144,174
Proceeds from dividends reinvested	—	615,814
Value of shares redeemed	(6,951,411)	(31,323,796)

Change in net assets resulting from capital transactions	6,147,649	25,436,192

Change in net assets	1,857,065	(31,174,760)
Net Assets:
Beginning of period	56,372,222	87,546,982

End of period	$58,229,287	$56,372,222

Accumulated net investment income/(loss)	$2,363,873	$1,833,668

Share Transactions:
Shares issued	2,951,908	6,899,761
Dividends reinvested	—	75,283
Shares redeemed	(1,563,018)	(3,729,617)

Change in shares	1,388,890	3,245,427

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

				December 27,
	Six Months	Year Ended		2006 to
	Ended	December 31,		December 31,
	June 30, 2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$4.95	$10.76	$9.92	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.15	0.07	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(0.41)	(5.90)	0.77 (c)	(0.08)

Total from Investment Activities	(0.39)	(5.75)	0.84	(0.08)

Dividends to Shareholders From:
Net Investment Income	—	(0.06)	— (b)	—
Net Realized Gains	—	— (b)	—	—

Total Dividends	—	(0.06)	— (b)	—

Net Asset Value, End of Period	$4.56	$4.95	$10.76	$9.92

Total Return(d)(e)	(7.88)%	(53.66)%	8.47%	(0.80)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$58,229	$56,372	$87,547	$99
Net Investment Income/(Loss)(f)	1.89%	2.33%	1.41%	2.98%
Expenses Before Reductions(f)(g)	1.00%	0.99%	1.03%	0.97%
Expenses Net of Reductions(f)	0.79%	0.78%	0.79%	0.79%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(f)(h)	N/A	0.80%	N/A	N/A
Portfolio Turnover Rate(e)	3.05%	83.16%	168.71%	0.00%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL First Trust Target Double Play Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and First Trust Advisors L.P. (“First Trust”), First Trust provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.79%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL First Trust Target Double Play Fund	0.60%	0.79%

*	The Manager is voluntarily reducing the management fee to 0.45%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires	Expires
	12/31/2009	12/31/2010	12/31/2011	12/31/2012
AZL First Trust Target Double Play Fund	$ —**	$37,145	$31,865	$16,149

**	Amount less than $0.50.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,541 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$57,161,186	$—	$57,161,186
Common Stocks — Foreign(a)	579,821	—	579,821
Investment Companies	579,569	—	579,569

Total Investment Securities	$58,320,576	$—	$58,320,576

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL First Trust Target Double Play Fund	$9,972,735	$1,685,580

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL First Trust Target Double Play Fund	$3,176,938

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $52,849,298 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL First Trust Target Double Play Fund	$615,814	$—	$615,814

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL First Trust Target Double Play Fund	$1,833,668	$1,833,668	$(56,026,236)	$(2,964,038)	$(57,156,606)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL S&P 500 Index Fund will acquire the assets and liabilities of the AZL First Trust Target Double Play Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and AZL TargetPLUS Equity Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Franklin Small Cap Value Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Franklin Small Cap Value Fund	$1,000.00	$1,033.90	$5.70	1.13%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Franklin Small Cap Value Fund	$1,000.00	$1,019.19	$5.66	1.13%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Airline	1.0%
Auto Components	2.3
Automobiles	2.1
Building Products	5.4
Chemicals	5.0
Commercial Banks	1.1
Commercial Services & Supplies	2.4
Computers & Peripherals	0.3
Construction & Engineering	0.6
Containers & Packaging	0.7
Diversified Consumer Services	0.6
Electric Utilities	1.8
Electrical Equipment	2.8
Electronic Equipment & Instruments	4.7
Energy Equipment & Services	6.8
Food & Staples Retailing	1.2
Gas Utilities	1.7
Health Care Equipment & Supplies	1.7
Household Durables	4.3
Industrial Conglomerates	2.2
Insurance	12.3
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	1.4
Machinery	9.9
Marine	0.6
Metals & Mining	6.0
Multiline Retail	3.4
Oil, Gas & Consumable Fuels	1.8
Paper & Forest Products	0.7
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	1.0
Specialty Retail	5.1
Textiles, Apparel & Luxury Goods	2.2
Thrifts & Mortgage Finance	1.2
Trading Companies & Distributors	0.6
Investment Company	3.5

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.6%):
Airline (1.0%):
144,384	SkyWest, Inc.	$1,472,717

Auto Components (2.3%):
66,300	Autoliv, Inc.	1,907,451
140,500	Gentex Corp.	1,629,800

		3,537,251

Automobiles (2.1%):
132,000	Thor Industries, Inc.	2,424,840
100,700	Winnebago Industries, Inc.	748,201

		3,173,041

Building Products (5.4%):
65,800	American Woodmark Corp.	1,575,910
145,600	Apogee Enterprises, Inc.	1,790,880
71,700	Simpson Manufacturing Co., Inc.	1,550,154
100,700	Universal Forest Products, Inc.	3,332,163

		8,249,107

Chemicals (5.0%):
46,700	Airgas, Inc.	1,892,751
66,000	Cabot Corp.	830,280
148,800	RPM International, Inc.	2,089,152
139,400	Westlake Chemical Corp.	2,842,366

		7,654,549

Commercial Banks (1.1%):
77,400	Chemical Financial Corp.	1,541,034
11,400	Peoples Bancorp, Inc.	194,370

		1,735,404

Commercial Services & Supplies (2.4%):
116,000	ABM Industries, Inc.	2,096,120
66,700	Mine Safety Appliances Co.	1,607,470

		3,703,590

Computers & Peripherals (0.3%):
19,400	Diebold, Inc.	511,384

Construction & Engineering (0.6%):
45,300	Emcor Group, Inc.*	911,436

Containers & Packaging (0.7%):
31,000	AptarGroup, Inc.	1,046,870

Diversified Consumer Services (0.6%):
54,200	Regis Corp.	943,622

Electric Utilities (1.8%):
260,200	NV Energy, Inc.	2,807,558

Electrical Equipment (2.8%):
22,300	A.O. Smith Corp.	726,311
78,900	Brady Corp., Class A	1,981,968
46,500	Franklin Electric Co., Inc.	1,205,280
7,700	Powell Industries, Inc.*	285,439

		4,198,998

Electronic Equipment & Instruments (4.7%):
182,100	Benchmark Electronics, Inc.*	2,622,240
24,700	Mettler-Toledo International, Inc.*	1,905,605
54,400	Rofin-Sinar Technologies, Inc.*	1,088,544
34,800	Roper Industries, Inc.	1,576,788

		7,193,177

Energy Equipment & Services (6.8%):
42,500	Atwood Oceanics, Inc.*	1,058,675
65,700	Bristow Group, Inc.*	1,946,691
5,000	CARBO Ceramics, Inc.	171,000
193,600	Global Industries, Ltd.*	1,095,776
56,300	Oil States International, Inc.*	1,363,023
129,300	Rowan Cos., Inc.	2,498,076
18,900	Tidewater, Inc.	810,243
48,700	Unit Corp.*	1,342,659

		10,286,143

Food & Staples Retailing (1.2%):
73,600	Casey’s General Stores, Inc.	1,890,784

Gas Utilities (1.7%):
27,100	Atmos Energy Corp.	678,584
45,900	Energen Corp.	1,831,410

		2,509,994

Health Care Equipment & Supplies (1.7%):
46,600	STERIS Corp.	1,215,328
39,100	West Pharmaceutical Services, Inc.	1,362,635

		2,577,963

Household Durables (4.3%):
800	Bassett Furniture Industries, Inc.	2,200
165,000	D. R. Horton, Inc.	1,544,400
81,500	Ethan Allen Interiors, Inc.	844,340
93,300	Hooker Furniture Corp.	1,071,084
185,020	La-Z-Boy, Inc.	873,294
45,300	M.D.C. Holdings, Inc.	1,363,983
92,300	M/I Homes, Inc.*	903,617

		6,602,918

Industrial Conglomerates (2.2%):
73,600	Carlisle Cos., Inc.	1,769,344
35,800	Teleflex, Inc.	1,604,914

		3,374,258

Insurance (12.3%):
16,600	American National Insurance Co.	1,254,628
54,500	Arthur J. Gallagher & Co.	1,163,030
104,500	Aspen Insurance Holdings, Ltd.	2,334,530
38,800	Erie Indemnity Co., Class A	1,387,488
96,800	IPC Holdings, Ltd.	2,646,512
130,500	Montpelier Re Holdings, Ltd.	1,734,345

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

348,400	Old Republic International Corp.	$3,431,740
163,600	Protective Life Corp.	1,871,584
26,200	RLI Corp.	1,173,760
35,800	StanCorp Financial Group, Inc.	1,026,744
258,500	Syncora Holdings, Ltd.*	69,795
26,700	Zenith National Insurance Corp.	580,458

		18,674,614

Leisure Equipment & Products (0.2%):
78,900	Brunswick Corp.	340,848

Life Sciences Tools & Services (1.4%):
94,600	Pharmaceutical Product Development, Inc.	2,196,612

Machinery (9.9%):
17,800	Astec Industries, Inc.*	528,482
79,800	Briggs & Stratton Corp.	1,064,532
19,600	CIRCOR International, Inc.	462,756
13,900	CNH Global NV*	195,156
53,400	Gardner Denver, Inc.*	1,344,078
69,600	Graco, Inc.	1,532,592
86,900	Kennametal, Inc.	1,666,742
36,500	Lincoln Electric Holdings, Inc.	1,315,460
96,600	Mueller Industries, Inc.	2,009,280
48,700	Nordson Corp.	1,882,742
20,100	Timken Co.	343,308
106,600	Trinity Industries, Inc.	1,451,892
201,300	Wabash National Corp.	140,910
54,200	Watts Water Technologies, Inc., Class A	1,167,468

		15,105,398

Marine (0.6%):
46,500	Teekay Shipping Corp.	977,895

Metals & Mining (6.0%):
227,100	Gerdau Ameristeel Corp.	1,548,822
174,200	Gibraltar Industries, Inc.	1,196,754
78,000	Reliance Steel & Aluminum Co.	2,994,420
211,400	Steel Dynamics, Inc.	3,113,922
7,700	United States Steel Corp.	275,198

		9,129,116

Multiline Retail (3.4%):
113,200	Fred’s, Inc.	1,426,320
89,000	J.C. Penney Co., Inc.	2,555,190
161,200	Saks, Inc.*	714,116
143,000	Tuesday Morning Corp.*	481,910

		5,177,536

Oil, Gas & Consumable Fuels (1.8%):
32,800	Arch Coal, Inc.	504,136
125,500	Helix Energy Solutions Group, Inc.*	1,364,185
25,200	Overseas Shipholding Group, Inc.	857,808

		2,726,129

Paper & Forest Products (0.7%):
123,900	Glatfelter	1,102,710

Road & Rail (1.5%):
63,600	Genesee & Wyoming, Inc., Class A*	1,686,036
32,400	Kansas City Southern Industries, Inc.*	521,964

		2,208,000

Semiconductors & Semiconductor Equipment (1.0%):
113,600	Cohu, Inc.	1,020,128
53,700	OmniVision Technologies, Inc.*	557,943

		1,578,071

Specialty Retail (5.1%):
221,500	Christopher & Banks Corp.	1,486,265
76,009	Group 1 Automotive, Inc.	1,977,754
23,000	Gymboree Corp.*	816,040
113,200	Men’s Wearhouse, Inc. (The)	2,171,176
129,300	Pier 1 Imports, Inc.*	258,600
91,800	West Marine, Inc.*	505,818
140,900	Zale Corp.*	484,696

		7,700,349

Textiles, Apparel & Luxury Goods (2.2%):
154,900	Brown Shoe Co., Inc.	1,121,476
28,900	Timberland Co., Class A*	383,503
57,300	Warnaco Group, Inc. (The)*	1,856,520

		3,361,499

Thrifts & Mortgage Finance (1.2%):
220,700	Corus Bankshares, Inc.*	60,693
310,400	TrustCo Bank Corp.	1,834,464

		1,895,157

Trading Companies & Distributors (0.6%):
43,400	Applied Industrial Technologies, Inc.	854,980

Total Common Stocks (Cost $180,308,180)		147,409,678

Investment Company (3.5%):
5,327,458	Dreyfus Treasury Prime Cash Management, 0.09%(a)	5,327,458

Total Investment Company (Cost $5,327,458)		5,327,458

Total Investment Securities (Cost $185,635,638)(b) — 100.1%		152,737,136
Net other assets (liabilities) — (0.1)%		(202,552)

Net Assets — 100.0%		$152,534,584

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $186,818,418. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,127,134
Unrealized depreciation	(48,208,416)

Net unrealized depreciation	$(34,081,282)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	93.9%
Bermuda	4.4%
Canada	1.0%
Marshall Islands	0.6%
Netherlands	0.1%

Total	100.0%

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Assets:
Investment securities, at cost	$185,635,638

Investment securities, at value	$152,737,136
Interest and dividends receivable	148,953
Prepaid expenses	2,068

Total Assets	152,888,157

Liabilities:
Payable for capital shares redeemed	161,187
Manager fees payable	97,088
Administration fees payable	6,248
Distribution fees payable	32,363
Administrative and compliance services fees payable	4,708
Trustee fees payable	272
Other accrued liabilities	51,707

Total Liabilities	353,573

Net Assets	$152,534,584

Net Assets Consist of:
Capital	$240,942,726
Accumulated net investment income/(loss)	3,786,524
Accumulated net realized gains/(losses) from investment transactions	(59,296,164)
Net unrealized appreciation/(depreciation) on investments	(32,898,502)

Net Assets	$152,534,584

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,302,406
Net Asset Value (offering and redemption price per share)	$10.66

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Investment Income:
Dividends	$1,872,340

Total Investment Income	1,872,340

Expenses:
Manager fees	610,306
Administration fees	39,941
Distribution fees	203,435
Custodian fees	2,442
Administrative and compliance service fees	4,708
Trustees’ fees	9,143
Professional fees	13,923
Shareholder reports	31,121
Other expenses	7,089

Total expenses	922,108

Net Investment Income/(Loss)	950,232

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(37,747,634)
Net realized gains/(losses) on futures transactions	704,953
Change in unrealized appreciation/(depreciation) on investments	43,971,061

Net Realized/Unrealized Gains/(Losses) on Investments	6,928,380

Change in Net Assets Resulting From Operations	$7,878,612

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Franklin
	Small Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$950,232	$2,824,426
Net realized gains/(losses) on investment transactions	(37,042,681)	(22,021,036)
Change in unrealized appreciation/(depreciation) on investments	43,971,061	(82,701,309)

Change in net assets resulting from operations	7,878,612	(101,897,919)

Dividends to Shareholders:
From net investment income	—	(3,114,102)
From net realized gains on investments	—	(13,242,589)

Change in net assets resulting from dividends to shareholders	—	(16,356,691)

Capital Transactions:
Proceeds from shares issued	22,622,512	67,107,910
Proceeds from dividends reinvested	—	16,356,691
Value of shares redeemed	(59,907,485)	(145,072,873)

Change in net assets resulting from capital transactions	(37,284,973)	(61,608,272)

Change in net assets	(29,406,361)	(179,862,882)
Net Assets:
Beginning of period	181,940,945	361,803,827

End of period	$152,534,584	$181,940,945

Accumulated net investment income/(loss)	$3,786,524	$2,836,292

Share Transactions:
Shares issued	2,529,258	4,865,565
Dividends reinvested	—	1,102,203
Shares redeemed	(5,872,800)	(10,289,389)

Change in shares	(3,343,542)	(4,321,621)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$10.31	$16.47	$17.96	$16.54	$15.63	$12.71

Investment Activities:
Net Investment Income/(Loss)	0.10	0.18	0.14	0.17	0.08 (a)	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	0.25	(5.47)	(0.88)	2.29	1.02	2.80

Total from Investment Activities	0.35	(5.29)	(0.74)	2.46	1.10	2.93

Dividends to Shareholders From:
Net Investment Income	—	(0.17)	(0.10)	(0.05)	(0.08)	—
Net Realized Gains	—	(0.70)	(0.65)	(0.99)	(0.11)	(0.01)

Total Dividends	—	(0.87)	(0.75)	(1.04)	(0.19)	(0.01)

Net Asset Value, End of Period	$10.66	$10.31	$16.47	$17.96	$16.54	$15.63

Total Return(b)(c)	3.39%	(33.73)%	(4.37)%	15.41%	7.03%	23.10%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$152,535	$181,941	$361,804	$394,073	$269,237	$128,697
Net Investment Income/(Loss)(d)	1.17%	1.00%	0.75%	0.62%	0.49%	1.68%
Expenses Before Reductions(d)(e)	1.13%	1.12%	1.11%	1.09%	1.15%	1.23%
Expenses Net of Reductions(d)	1.13%	1.12%	1.11%	1.09%	1.15%	1.23%
Portfolio Turnover Rate(c)	8.49%	19.61%	23.76%	14.71%	85.56%	21.14%

(a)	Average shares method used in calculation.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Small Cap Value Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	644
Futures Closed	(644)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/depreciation on investments	$704,953	$—

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Franklin Advisory Services, LLC (“Franklin”), and the Trust, Franklin provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Franklin Small Cap Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $4,607 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$137,902,623	$—	$137,902,623
Common Stocks — Foreign(a)	9,507,055	—	9,507,055
Investment Companies	5,327,458	—	5,327,458

Total Investment Securities	$152,737,136	$—	$152,737,136

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Small Cap Value Fund	$13,030,985	$46,278,533

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Franklin Small Cap Value Fund	$16,136,615

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,867,151 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Franklin Small Cap Value Fund	$4,343,479	$12,013,212	$16,356,691

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Franklin Small Cap Value Fund	$2,835,315	$2,835,315	$(22,003,766)	$(77,118,303)	$(96,286,754)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL International Index Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL International Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/4/09	6/30/09	5/1/09 - 6/30/09	5/1/09 - 6/30/09
AZL International Index Fund	$1,000.00	$1,094.00	$1.22	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/4/09	6/30/09	5/1/09 - 6/30/09	5/1/09 - 6/30/09
AZL International Index Fund	$1,000.00	$1,007.19	$1.17	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 61 days of operations during the period, and has been annualized to reflect values for the period May 1, 2009 to June 30, 2009.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL International Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.7%
Air Freight & Logistics	0.3
Airlines	0.2
Auto Components	0.6
Automobiles	3.5
Beverages	1.7
Biotechnology	0.3
Building Products	0.6
Capital Markets	2.4
Chemicals	2.8
Commercial Banks	13.1
Commercial Services & Supplies	0.8
Communications Equipment	1.1
Computers & Peripherals	0.4
Construction & Engineering	0.8
Construction Materials	0.6
Consumer Finance	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.0
Diversified Financial Services	1.1
Diversified REIT	0.0
Diversified Telecommunication Services	4.0
Electric Utilities	3.7
Electrical Equipment	1.5
Electronic Equipment Instruments & Components	1.2
Energy Equipment & Services	0.5
Food & Staples Retailing	2.4
Food Products	3.4
Gas Utilities	0.5
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.2
Hotels, Restaurants & Leisure	0.8
Household Durables	1.0
Household Products	0.6
Independent Power Producers & Energy Traders	0.2
Industrial Conglomerates	1.4
Insurance	4.2
Internet & Catalog Retail	0.1
Internet Software & Services	0.1
IT Services	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.1
Machinery	2.0
Marine	0.4
Media	1.4
Metals & Mining	5.3
Multi-Utilities	1.8
Multiline Retail	0.4
Office Electronics	0.6
Oil, Gas & Consumable Fuels	8.0
Paper & Forest Products	0.3
Personal Products	0.3
Pharmaceuticals	6.9
Real Estate Investment Trusts (REITs)	1.1
Real Estate Management & Development	1.8
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	0.5
Software	1.0
Specialty Retail	0.8
Textiles, Apparel & Luxury Goods	0.8
Tobacco	1.2
Trading Companies & Distributors	1.1
Transportation Infrastructure	0.4
Water Utilities	0.0
Wireless Telecommunication Services	1.9
Rights	0.0
Electrical Equipment	0.0
Food Products	0.0
Marine	0.0
Real Estate Investment Trusts (REITs)	0.0
Warrants	0.0
Commercial Banks	0.0
Exchange Traded Funds	2.2
Investment Company	0.1

99.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Aerospace & Defense (0.7%):
28,669	BAE Systems plc	$160,013
7,745	Cobham plc	22,088
3,080	European Aeronautic Defence & Space Co. NV	49,908
3,447	Finmeccanica SpA	48,635
15,300	Rolls-Royce Group plc	91,217
1,267	Safran SA	16,751
9,000	Singapore Technologies Engineering, Ltd.	15,194
794	Thales SA	35,528

		439,334

Air Freight & Logistics (0.3%):
6,940	Deutsche Post AG	90,210
2,932	TNT NV	57,102
5,805	Toll Holdings, Ltd.	28,793
3,000	YAMATO HOLDINGS Co., Ltd.	39,864

		215,969

Airlines (0.2%):
1,338	Air France-KLM	17,152
6,000	All Nippon Airways Co., Ltd.	20,957
5,715	British Airways plc*	11,768
7,000	Cathay Pacific Airways, Ltd.	9,621
2,118	Deutsche Lufthansa AG, Registered Shares	26,681
3,787	Iberia Lineas Aereas de Espana SA*	8,043
6,000	Japan Airlines Corp.*	11,562
10,531	Qantas Airways, Ltd.	16,984
4,000	Singapore Airlines, Ltd.	36,654

		159,422

Auto Components (0.6%):
1,700	AISIN SEIKI Co., Ltd.	36,769
5,000	BRIDGESTONE Corp.	78,116
1,221	Compagnie Generale des Establissements Michelin, Class B	69,778
3,700	DENSO Corp.	94,334
2,000	NGK SPARK PLUG Co., Ltd.	19,010
2,000	NHK SPRING Co., Ltd.	13,359
700	NOK Corp.	8,114
1,000	Nokian Renkaat OYJ	18,853
29,558	Pirelli & C. SpA*	10,450
1,000	Stanley Electric Co., Ltd.	20,145
1,700	Sumitomo Rubber Industries, Ltd.	13,609
400	TOYODA GOSEI Co., Ltd.	10,722
300	TOYOTA BOSHOKU Corp.	4,450
1,300	TOYOTA INDUSTRIES Corp.	32,214

		429,923

Automobiles (3.5%):
2,732	Bayerische Motoren Werke AG (BMW)	103,130
245	Bayerische Motoren Werke AG (BMW), Preferred Shares	5,923
2,000	DAIHATSU MOTOR Co., Ltd.	18,535
7,265	Daimler AG, Registered Shares	262,222
5,873	Fiat SpA*	59,574
5,000	Fuji Heavy Industries, Ltd.	20,113
13,100	HONDA MOTOR Co., Ltd.	358,749
11,000	ISUZU MOTORS, Ltd.	17,571
8,000	Mazda Motor Corp.	20,313
30,000	MITSUBISHI MOTORS Corp.*	56,017
19,300	NISSAN MOTOR Co., Ltd.	116,537
740	Porsche Automobil Holding SE, Preferred Shares	49,723
1,330	PSA Peugeot Citroen SA*	35,078
1,563	Renault SA*	57,695
3,000	SUZUKI MOTOR Corp.	67,093
22,000	Toyota Motor Corp.	831,824
696	Volkswagen AG	235,613
797	Volkswagen AG, Preferred Shares	55,737
1,900	Yamaha Motor Co., Ltd.	20,987

		2,392,434

Beverages (1.7%):
5,663	Anheuser-Busch InBev NV	204,993
3,300	ASAHI BREWERIES, Ltd.	47,397
775	Carlsberg A/S, Class B	49,823
4,921	Coca-Cola Amatil, Ltd.	34,081
1,285	Coca-Cola Hellenic Bottling Co. SA	26,328
200	COCA-COLA WEST Co., Ltd.	3,823
19,804	Diageo plc	284,371
16,214	Foster’s Group, Ltd.	67,186
727	Heineken Holding NV	23,127
1,850	Heineken NV	68,728
300	ITO EN, Ltd.	4,256
7,000	Kirin Holdings Co., Ltd.	97,737
2,752	Lion Nathan, Ltd.	25,741
1,602	Pernod Ricard SA	101,127
7,043	SABMiller plc	143,360
1,000	SAPPORO HOLDINGS, Ltd.	5,704

		1,187,782

Biotechnology (0.3%):
813	Actelion, Ltd., Registered Shares*	42,643
4,928	CSL, Ltd.	127,337
1,155	Grifols SA	20,426

		190,406

Building Products (0.6%):
9,000	Asahi Glass Co., Ltd.	71,834
2,800	Assa Abloy AB, Class B	39,051

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Building Products, continued

3,030	Compagnie de Saint-Gobain	$101,301
2,000	DAIKIN INDUSTRIES, Ltd.	63,947
351	Geberit AG, Registered Shares	43,269
1,800	JS Group Corp.	27,722
6,000	Nippon Sheet Glass Co., Ltd.	17,378
1,000	TOTO, Ltd.	6,972

		371,474

Capital Markets (2.4%):
6,072	3i Group plc	24,292
8,912	Credit Suisse Group AG, Registered Shares	406,924
11,000	Daiwa Securities Group, Inc.	65,025
4,416	Deutsche Bank AG, Registered Shares	268,916
4,645	ICAP plc	34,582
3,751	Investec plc	20,242
200	JAFCO Co., Ltd.	6,669
1,785	Julius Baer Holding AG, Registered Shares	69,613
2,539	Macquarie Group, Ltd.	79,729
12,680	Man Group plc	58,193
4,751	Marfin Investment Group SA	20,240
600	MATSUI SECURITIES Co., Ltd.	5,425
3,588	Mediobanca SpA	43,120
3,000	Mizuho Securities Co., Ltd.	9,327
20,100	Nomura Holdings, Inc.	168,427
146	Perpetual, Ltd.	3,342
152	SBI Holdings, Inc.	30,809
679	Schroders plc	9,190
25,926	UBS AG, Registered Shares*	317,271

		1,641,336

Chemicals (2.8%):
2,011	Air Liquide SA	184,129
1,812	Akzo Nobel NV	79,729
10,000	ASAHI KASEI Corp.	50,681
7,403	BASF SE	295,977
1,000	DAICEL CHEMICAL INDUSTRIES, Ltd.	6,045
2,000	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	5,535
3,000	DIC Corp.	4,679
64	Givaudan SA, Registered Shares	39,214
600	Hitachi Chemical Co., Ltd.	9,645
14,143	Incitec Pivot, Ltd.	26,906
1,509	Johnson Matthey plc	28,649
1,400	JSR Corp.	23,862
1,221	K+S AG	69,066
3,000	KANEKA Corp.	21,229
1,000	KANSAI PAINT Co., Ltd.	7,161
1,186	Koninklijke DSM NV	37,156
3,000	KURARAY Co., Ltd.	33,259
1,222	Linde AG	100,181
9,500	Mitsubishi Chemical Holdings Corp.	40,083
2,000	MITSUBISHI GAS CHEMICAL Co., Inc.	10,878
5,000	Mitsubishi Rayon Co., Ltd.	14,476
6,000	Mitsui Chemicals, Inc.	19,113
1,000	Nissan Chemical Industries, Ltd.	11,226
1,400	NITTO DENKO Corp.	42,429
375	Novozymes A/S, B Shares	30,484
1,043	Nufarm, Ltd.	7,673
2,886	Orica, Ltd.	50,229
3,300	Shin-Etsu Chemical Co., Ltd.	152,435
12,000	Showa Denko K.K	21,418
500	Solvay SA	42,181
12,000	SUMITOMO CHEMICALl Co., Ltd.	53,796
785	Syngenta AG, Registered Shares	182,330
2,000	TAIYO NIPPON SANSO Corp.	19,029
8,000	TEIJIN, Ltd.	25,699
2,000	Tokuyama Corp.	14,614
10,000	TORAY INDUSTRIES, Inc.	50,787
5,000	TOSOH Corp.	14,110
7,000	Ube Industries, Ltd.	19,516
1,094	Umicore	24,915
96	Wacker Chemie AG	11,064
1,600	Yara International ASA	44,824

		1,926,412

Commercial Banks (13.1%):
3,000	77th Bank, Ltd. (The)	17,403
3,197	Alpha Bank AE*	34,542
4,000	AOZORA BANK, Ltd.*	6,148
18,349	Australia & New Zealand Banking Group, Ltd.	242,508
4,584	Banca Carige SpA	12,601
17,495	Banca Monte dei Paschi di Siena SpA	28,256
3,746	Banca Popolare di Milano Scarl	22,416
28,629	Banco Bilbao Vizcaya Argentaria SA	360,728
22,449	Banco Comercial Portugues SA	22,800
6,714	Banco de Sabadell SA	41,973
1,322	Banco de Valencia SA	12,829
4,786	Banco Espirito Santo SA	25,823
5,478	Banco Popolare Societa Cooperativa*	40,904
6,346	Banco Popular Espanol SA	55,525
64,856	Banco Santander SA	782,598
4,683	Bank of Cyprus Public Co., Ltd	26,111

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

13,200	Bank of East Asia, Ltd. (The)	$40,217
2,000	Bank of Kyoto, Ltd. (The)	18,491
11,000	Bank of Yokohama, Ltd. (The)	58,597
2,122	Bankinter SA	25,088
77,305	Barclays plc	360,024
1,816	Bendigo and Adelaide Bank, Ltd.	10,154
6,635	BNP Paribas, Inc.	430,525
32,000	BOC Hong Kong Holdings, Ltd.	56,646
7,000	Chiba Bank, Ltd. (The)	45,552
1,000	Chugoku Bank, Ltd. (The)	13,842
9,000	Chuo Mitsui Trust Holdings, Inc.	34,160
5,999	Commerzbank AG*	36,917
11,827	Commonwealth Bank of Australia	369,704
6,846	Credit Agricole SA	85,737
3,700	Danske Bank A/S*	63,876
13,000	DBS Group Holdings, Ltd.	105,523
573	Deutsche Postbank AG*	14,528
3,717	Dexia SA*	28,184
6,400	DnB NOR ASA*	49,020
2,168	EFG Eurobank Ergasias*	22,582
1,523	Erste Group Bank AG	41,375
5,000	Fukuoka Financial Group, Inc.	22,299
2,000	Gunma Bank, Ltd. (The)	11,092
3,000	Hachijuni Bank, Ltd. (The)	16,927
6,000	Hang Seng Bank, Ltd.	85,185
3,000	Hiroshima Bank, Ltd. (The)	12,470
8,000	Hokuhoku Financial Group, Inc.	19,985
137,195	HSBC Holdings plc	1,138,807
5,984	Intesa Sanpaolo	14,745
60,504	Intesa Sanpaolo*	196,144
2,000	Iyo Bank, Ltd. (The)	20,386
5,000	Joyo Bank, Ltd. (The)	25,423
1,327	KBC GROEP NV*	24,205
126,620	Lloyds Banking Group plc	145,704
75,200	Mitsubishi UFJ Financial Group, Inc.	462,341
75,200	Mizuho Financial Group, Inc.	174,927
9,000	Mizuho Trust & Banking Co., Ltd.	11,589
15,387	National Australia Bank, Ltd.	276,960
4,132	National Bank of Greece SA*	113,197
7,063	Natixis*	13,666
4,000	NISHI-NIPPON CITY BANK, Ltd. (The)	10,060
25,400	Nordea Bank AB	201,646
21,000	Oversea-Chinese Banking Corp., Ltd.	96,589
2,784	Piraeus Bank SA*	27,439
355	Raiffeisen International Bank-Holding AG	12,327
3,900	Resona Holdings, Inc.	54,677
139,307	Royal Bank of Scotland Group plc*	88,579
1,381	Sapporo Hokuyo Holdings, Inc.	3,956
5	Seven Bank, Ltd.	13,076
9,000	Shinsei Bank, Ltd.	14,370
5,000	SHIZUOKA BANK, Ltd. (The)	49,397
12,800	Skandinaviska Enskilda Banken AB, Class A*	56,293
3,762	Societe Generale	205,231
15,247	Standard Chartered plc	287,137
7,283	Sumitomo Mitsui Financial Group, Inc.	294,559
12,000	Sumitomo Trust & Banking Co., Ltd. (The)	64,608
2,000	Suruga Bank, Ltd.	19,066
3,800	Svenska Handelsbanken AB, A Shares	71,845
3,200	Swedbank AB, A Shares	18,642
4,877	UBI Banca - Unione di Banche Italiane SCPA	63,657
116,213	UniCredit SpA*	297,703
10,000	United Overseas Bank, Ltd.	101,036
23,362	Westpac Banking Corp.	378,333
1,000	Wing Hang Bank, Ltd.	8,850
1,000	Yamaguchi Financial Group, Inc.	13,179

		8,882,214

Commercial Services & Supplies (0.8%):
1,056	Adecco SA, Registered Shares	44,109
11,669	Brambles, Ltd.	55,811
329	Bureau Veritas SA	16,227
5,276	Capita Group plc	62,193
4,000	DAI NIPPON PRINTING Co., Ltd.	54,689
8,577	Experian plc	64,271
8,828	G4S plc	30,355
921	Randstad Holding NV*	25,562
1,800	SECOM Co., Ltd.	73,023
2,800	Securitas AB, B Shares	23,845
4,515	Serco Group plc	31,365
36	SGS SA, Registered Shares	44,714
152	Societe BIC SA	8,729
4,000	TOPPAN PRINTING Co., Ltd.	40,204

		575,097

Communications Equipment (1.1%):
19,430	Alcatel-Lucent*	48,955
30,450	Nokia OYJ	444,330
23,000	Telefonaktiebolaget LM Ericsson, B Shares	225,096

		718,381

Computers & Peripherals (0.4%):
15,000	Fujitsu, Ltd.	81,294
1,243	Logitech International SA, Registered Shares*	17,315
16,000	NEC Corp.	62,477

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Computers & Peripherals, continued

800	Seiko Epson Corp.	$12,992
31,000	Toshiba Corp.	111,608

		285,686

Construction & Engineering (0.8%):
1,227	ACS, Actividades de Construccion y Servicios SA	62,207
4,465	Balfour Beatty plc	22,728
1,875	Bouygues SA	70,502
285	Eiffage SA	16,629
256	Fomento de Construcciones y Contratas SA	10,514
550	Grupo Ferrovial SA	17,698
385	Hochtief AG	19,465
2,000	JGC Corp.	32,177
6,000	Kajima Corp.	18,659
1,000	Kinden Corp.	8,763
325	Koninklijke Boskalis Westminster NV	7,369
1,184	Leighton Holdings, Ltd.	22,287
5,000	OBAYASHI Corp.	24,459
557	Sacyr Vallehermoso SA	7,721
5,000	SHIMIZU Corp.	21,709
3,400	Skanska AB, B Shares	38,046
6,000	TAISEI Corp.	14,447
3,428	Vinci SA	153,833

		569,213

Construction Materials (0.6%):
5,644	Boral, Ltd.	18,380
5,586	Carlsberg A/S, Class B	128,052
1,547	CIMPOR-Cimentos de Portugal SGPS SA	11,286
5,585	Fletcher Building, Ltd.	23,636
1,724	Holcim, Ltd., Registered Shares*	98,227
180	Imerys SA*	7,564
283	Italcementi SpA	3,234
2,675	James Hardie Industries NV*	8,992
1,609	Lafarge SA*	109,235
8,000	Taiheiyo Cement Corp.	13,701
325	Titan Cement Co. SA	8,558

		430,865

Consumer Finance (0.1%):
410	ACOM Co., Ltd.	10,235
400	AEON CREDIT SERVICE Co., Ltd.	5,208
1,400	Credit Saison Co., Ltd.	17,681
730	ORIX Corp.	43,059
400	Promise Co., Ltd.	5,093

		81,276

Containers & Packaging (0.1%):
5,643	Amcor, Ltd.	22,651
5,108	Rexam plc	23,976
1,400	TOYO SEIKAN KAISHA, Ltd.	29,509

		76,136

Distributors (0.1%):
300	Canon Marketing Japan, Inc.	4,189
1,000	Jardine Cycle & Carriage, Ltd.	13,239
18,000	Li & Fung, Ltd.	48,117

		65,545

Diversified Consumer Services (0.0%):
700	Benesse Corp.	27,981

Diversified Financial Services (1.1%):
1,509	ASX, Ltd.	44,821
243	Compagnie Nationale a Portefeuille	11,746
5,893	Criteria Caixacorp SA	27,252
1,588	Deutsche Boerse AG	123,345
206	Eurazeo	8,586
391	EXOR SpA	5,663
18,596	Fortis*	63,395
593	Groupe Bruxelles Lambert SA	43,423
8,500	Hong Kong Exchanges & Clearing, Ltd.	131,877
15,768	ING Groep NV	158,690
3,800	Investor AB, B Shares	58,810
849	London Stock Exchange Group plc	9,837
350	Mitsubishi UFJ Lease & Finance Co., Ltd.	11,319
160	Pargesa Holding SA	9,986
1,580	Pohjola Bank plc	12,636
7,000	Singapore Exchange, Ltd.	34,206

		755,592

Diversified REIT (0.0%):
212	Fonciere des Regions SA	15,950

Diversified Telecommunication Services (4.0%):
1,224	Belgacom SA	39,126
58,867	BT Group plc	98,538
21,106	Cable & Wireless plc	46,316
22,812	Deutsche Telekom AG	268,613
1,350	Elisa OYJ	22,252
14,700	France Telecom SA	333,952
1,902	Hellenic Telecommunications Organization SA	29,028
105	Iliad SA	10,198
14,018	Koninklijke KPN NV	193,089
4,059	Nippon Telegraph and Telephone Corp.	165,178
37,000	PCCW, Ltd.	9,639

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued

5,114	Portugal Telecom SGPS SA, Registered Shares	$50,076
63,000	Singapore Telecommunications, Ltd.	130,029
203	Swisscom AG, Registered Shares	62,366
2,800	Tele2 AB, B Shares	28,379
15,282	Telecom Corp. of New Zealand, Ltd.	26,842
81,572	Telecom Italia SpA	112,966
44,074	Telecom Italia SpA	43,332
33,681	Telefonica SA	763,636
2,742	Telekom Austria AG	42,898
6,600	Telenor ASA*	50,970
17,500	TeliaSonera AB	92,106
36,456	Telstra Corp., Ltd.	99,448

		2,718,977

Electric Utilities (3.7%):
192	Acciona SA	23,599
77	BKW FMB Energie AG	5,691
3,000	Cheung Kong Infrastructure Holdings, Ltd.	10,521
5,400	Chubu Electric Power Co., Inc.	124,845
2,000	Chugoku Electric Power Co., Inc. (The)	41,758
17,000	CLP Holdings, Ltd.	112,774
1,231	Contact Energy, Ltd.	4,632
15,228	E.ON AG	540,665
13,544	EDP - Energias de Portugal SA	53,136
1,874	Electricite de France	91,374
52,348	Enel SpA	254,996
3,400	Fortum OYJ	77,545
1,700	Hokkaido Electric Power Co., Inc.	31,837
1,300	Hokuriku Electric Power Co.	29,721
11,500	Hongkong Electric Holdings, Ltd.	63,972
29,682	Iberdrola SA	241,369
6,200	Kansai Electric Power Co., Inc. (The)	136,844
3,100	Kyushu Electric Power Co., Inc.	66,730
521	Oesterreichische Elektrizitaetswirtschafts AG, Class A	26,572
956	Public Power Corp. SA*	19,674
946	Red Electrica Corporacion SA	42,796
7,157	Scottish & Southern Energy plc	134,354
1,500	Shikoku Electric Power Co., Inc.	44,786
4,327	SP AusNet	2,677
10,640	Terna - Rete Elettrica Nationale SpA	35,483
3,600	Tohoku Electric Power Co., Inc.	75,256
9,800	Tokyo Electric Power Co., Inc. (The)	251,939

		2,545,546

Electrical Equipment (1.5%):
17,678	ABB, Ltd., Registered Shares	278,325
1,650	Alstom SA	97,647
3,000	FUJI ELECTTRIC HOLDINGS Co., Ltd.	4,952
6,000	Furukawa Electric Co., Ltd. (The)	26,916
1,587	Gamesa Corporacion Tecnologica SA	30,125
3,000	GS Yuasa Corp.	26,345
657	Legrand SA	14,352
15,000	Mitsubishi Electric Corp.	94,397
3,000	Panasonic Electric Works Co., Ltd.	28,323
945	Prysmian SpA	14,234
2,302	Renewable Energy Corp. A/S*	18,006
1,916	Schneider Electric SA	146,520
764	Solarworld AG	18,083
5,700	Sumitomo Electric Industries, Ltd.	63,908
700	Ushio, Inc.	11,165
1,646	Vestas Wind Systems A/S*	118,344

		991,642

Electronic Equipment & Instruments (1.2%):
2,800	Citizen Holdings Co., Ltd.	14,284
12,467	Foxconn International Holdings, Ltd.*	8,308
4,000	Fujifilm Holdings Corp.	126,213
200	HIROSE ELECTRIC Co., Ltd.	21,267
400	Hitachi High-Technologies Corp.	6,785
26,000	Hitachi, Ltd.	80,541
3,100	HOYA Corp.	62,079
1,100	IBIDEN Co., Ltd.	30,732
300	Keyence Corp.	61,062
1,300	KYOCERA Corp.	97,534
200	MABUCHI MOTOR Co., Ltd.	9,618
800	Mitsumi Electric Co., Ltd.	16,995
1,800	Murata Manufacturing Co., Ltd.	76,304
900	Nidec Corp.	54,393
3,000	Nippon Electric Glass Co., Ltd.	33,445
1,800	Omron Corp.	25,887
1,000	Shimadzu Corp.	7,986
1,000	TDK Corp.	46,751
2,000	YASKAWA ELECTRIC Corp.	13,259
1,300	YOKOGAWA ELECTRIC Corp.	8,694

		802,137

Energy Equipment & Services (0.5%):
2,780	AMEC plc	29,928
1,351	Compagnie Generale de Geophysique-Veritas*	24,387
559	Fugro NV	23,210
2,232	Saipem SpA	54,478
1,349	SBM Offshore NV	23,105
2,453	Seadrill, Ltd.	35,260
886	Technip-Coflexip SA	43,547

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued

3,559	Tenaris SA	$48,109
1,159	WorleyParsons, Ltd.	22,076

		304,100

Food & Staples Retailing (2.4%):
4,700	AEON Co., Ltd.	46,303
5,129	Carrefour SA	219,382
401	Casino Guichard-Perrachon SA	27,083
117	Colruyt SA	26,698
837	Delhaize Group	58,925
600	FamilyMart Co., Ltd.	18,808
8,336	J Sainsbury plc	43,032
2,326	Jeronimo Martins SGPS SA	15,878
400	Kesko OYJ, B Shares	10,603
9,470	Koninklijke Ahold NV	108,808
600	LAWSON, Inc.	26,371
4,896	Metcash, Ltd.	16,951
835	Metro AG	39,935
12,000	Olam International, Ltd.	20,069
6,300	Seven & I Holdings Co., Ltd.	147,828
62,251	Tesco plc	362,795
1,000	UNY Co., Ltd.	8,508
7,824	Wesfarmers, Ltd.	142,390
1,021	Wesfarmers, Ltd., Price Protected Shares	19,265
17,849	William Morrison Supermarkets plc	69,542
9,915	Woolworths, Ltd.	209,605

		1,638,779

Food Products (3.4%):
6,000	Ajinomoto Co., Inc.	47,420
540	Aryzta AG*	17,374
2,503	Associated British Foods plc	31,434
11,265	Cadbury plc	96,219
51,504	Golden Agri-Resources, Ltd.	13,477
7,483	Goodman Fielder, Ltd.	7,836
4,495	Groupe Danone	222,272
1,260	Kerry Group plc, Class A	28,763
1,000	KIKKOMAN Corp.	10,012
4	Lindt & Spruengli AG	7,488
1	Lindt & Spruengli AG, Registered Shares	22,106
470	MEIJI HOLDINGS Co., Ltd.*	18,892
29,214	Nestle SA, Registered Shares	1,102,824
2,000	Nippon Meat Packers, Inc.	25,227
1,500	Nisshin Seifun Group, Inc.	17,811
500	Nissin Foods Holdings Co., Ltd.	15,150
13,531	Parmalat SpA	32,692
376	Suedzucker AG	7,631
1,000	Toyo Suisan Kaisha, Ltd.	20,642
12,869	Unilever NV	310,544
10,102	Unilever plc	237,024
6,000	Wilmar International, Ltd.	20,740
600	YAKULT HONSHA Co., Ltd.	11,433
1,000	Yamazaki Baking Co., Ltd.	11,282

		2,336,293

Gas Utilities (0.5%):
1,630	Enagas	32,081
1,991	Gas Natural SDG SA	36,260
30,000	Hong Kong & China Gas Co., Ltd.	63,056
16,000	Osaka Gas Co., Ltd.	51,074
12,792	Snam Rete Gas SpA	56,266
3,000	TOHO GAS Co., Ltd.	12,189
19,000	Tokyo Gas Co., Ltd.	67,936

		318,862

Health Care Equipment & Supplies (0.7%):
69	bioMerieux SA	6,051
516	Cochlear, Ltd.	23,963
150	Coloplast A/S, Class B	10,336
1,679	Essilor International SA	80,144
154	Fresenius SE	7,204
589	Fresenius SE, Preferred Shares	31,808
1,600	Getinge AB, B Shares	20,992
1,062	Nobel Biocare Holding AG, Registered Shares	23,286
2,000	Olympus Corp.	47,004
7,393	Smith & Nephew plc	54,804
330	Sonova Holding AG, Registered Shares	26,862
48	Straumann Holding AG, Registered Shares	8,761
437	Synthes, Inc.	42,312
1,400	Terumo Corp.	61,638
125	William Demant Holding A/S*	6,471

		451,636

Health Care Providers & Services (0.2%):
200	Alfresa Holdings Corp.	9,207
563	Celesio AG	12,955
1,607	Fresenius Medical Care AG & Co. KGaA	71,823
900	Mediceo Paltac Holdings Co., Ltd.	10,300
2,432	Sonic Healthcare, Ltd.	24,071
500	Suzuken Co., Ltd.	14,460

		142,816

Hotels, Restaurants & Leisure (0.8%):
1,229	Accor SA	48,867
2,173	Aristocrat Leisure, Ltd.	6,602
1,269	Autogrill SpA	10,762
1,405	Carnival plc	37,278

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

15,227	Compass Group plc	$85,794
3,073	Crown, Ltd.	17,903
25,255	Genting Singapore plc*	11,858
2,411	InterContinental Hotels Group plc	24,782
3,717	Ladbrokes plc	11,321
559	Lottomatica SpA	10,791
629	McDonald’s Holdings Co., Ltd.	11,674
1,657	OPAP SA	44,002
500	ORIENTAL LAND Co., Ltd.	33,481
8,000	Shangri-La Asia, Ltd.	11,964
2,326	Sky City Entertainment Group, Ltd.	4,013
822	Sodexo	42,276
3,935	TABCORP HOLDINGS, Ltd.	22,639
7,680	Tatts Group, Ltd.	15,750
4,019	Thomas Cook Group plc	13,628
1,459	TUI AG*	10,771
4,295	Tui Travel plc	16,420
1,643	Whitbread plc	22,112

		514,688

Household Durables (1.0%):
471	Berkeley Group Holdings plc (The)*	6,248
2,200	CASIO COMPUTER Co., Ltd.	19,585
2,228	Electrolux AB, Series B*	31,248
2,766	Husqvarna AB, B Shares*	15,197
1,000	Makita Corp.	24,088
15,000	Panasonic Corp.	201,228
300	Rinnai Corp.	13,245
12,000	Sanyo Electric Co., Ltd.*	31,023
3,000	Sekisui Chemical Co., Ltd.	18,800
4,000	Sekisui House, Ltd.	40,440
8,000	Sharp Corp.	82,553
7,900	Sony Corp.	204,108

		687,763

Household Products (0.6%):
1,285	Henkel AG & Co. KGaA	40,018
887	Henkel AG & Co. KGaA	23,915
4,000	Kao Corp.	87,187
4,872	Reckitt Benckiser Group plc	222,011
400	UNICHARM Corp.	30,541

		403,672

Independent Power Producers & Energy Traders (0.2%):
3,017	Drax Group plc	21,835
1,342	EDP Renovaveis SA*	13,764
1,000	Electric Power Development Co., Ltd.	28,343
5,966	Iberdrola Renovables SA*	27,301
12,365	International Power plc	48,541

		139,784

Industrial Conglomerates (1.4%):
7,723	CSR, Ltd.	10,514
6,000	Fraser and Neave, Ltd.	16,146
9,000	Hankyu Hanshin Holdings, Inc.	42,125
17,000	Hutchison Whampoa, Ltd.	110,844
11,000	Keppel Corp., Ltd.	52,235
7,925	Koninklijke Philips Electronics NV	146,528
5,000	NWS Holdings, Ltd.	9,000
6,114	Orkla ASA	44,558
6,000	SembCorp Industries, Ltd.	12,476
6,644	Siemens AG, Registered Shares	460,573
3,420	Smiths Group plc	39,575
8,339	Tomkins plc	20,375

		964,949

Insurance (4.2%):
1,221	Admiral Group plc	17,529
11,910	AEGON NV	73,246
3,000	Aioi Insurance Co., Ltd.	13,641
2,828	Alleanza Assicurazioni SpA	19,470
3,619	Allianz SE, Registered Shares	333,498
16,181	AMP, Ltd.	63,386
8,634	Assicurazioni Generali SpA	180,178
21,938	Aviva plc	123,956
9,185	AXA Asia Pacific Holdings, Ltd.	28,723
12,359	AXA SA	233,626
443	Baloise Holding AG, Registered Shares	32,893
247	CNP Assurances	23,580
761	Fondairia - Sai SpA	12,354
15,116	Friends Provident Group plc	16,381
468	Hannover Rueckversicherung AG, Registered Shares*	17,206
14,739	Insurance Australia Group, Ltd.	41,325
50,501	Legal & General Group plc	47,189
4,411	Mapfre SA	14,356
967	Mediolanum SpA	5,174
3,200	Mitsui Sumitomo Insurance Group Holdings, Inc.	83,459
1,668	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	225,424
6,000	Nipponkoa Insurance Co., Ltd.	34,807
1,000	Nissay Dowa General Insurance Co., Ltd.	4,811
38,928	Old Mutual plc	51,831
20,369	Prudential plc	138,582
8,077	QBE Insurance Group, Ltd.	128,843
28,155	RSA Insurance Group plc	55,861
3,500	Sampo OYJ, A Shares	66,040
1,509	SCOR SE	30,987
7,000	Sompo Japan Insurance, Inc.	46,481
6	Sony Financial Holdings, Inc.	16,519
16,034	Standard Life plc	49,092
10,617	Suncorp-Metway, Ltd.	56,995

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

245	Swiss Life Holding AG, Registered Shares	$21,273
2,772	Swiss RE, Registered Shares	91,734
1,950	T&D Holdings, Inc.	55,611
5,700	Tokio Marine Holdings, Inc.	156,573
150	Topdanmark A/S*	17,533
152	TrygVesta A/S	8,969
3,012	Unipol Gruppo Finanziario SpA*	3,527
230	Vienna Insurance Group	9,996
1,149	Zurich Financial Services AG	203,431

		2,856,090

Internet & Catalog Retail (0.1%):
2	DeNA Co., Ltd.	6,686
7,724	Home Retail Group plc	33,123
53	Rakuten, Inc.	31,860

		71,669

Internet Software & Services (0.1%):
752	United Internet AG, Registered Shares*	8,843
108	Yahoo! Japan Corp.	34,328

		43,171

IT Services (0.2%):
449	Atos Origin SA*	15,243
1,180	Cap Gemini SA	43,580
4,005	Computershare, Ltd.	29,014
965	Indra Sistemas SA	20,905
100	ITOCHU Techno-Solutions Corp.	2,968
700	Nomura Research Institute, Ltd.	15,531
9	NTT Data Corp.	29,027
30	Obic Co., Ltd.	4,864
100	OTSUKA Corp.	5,321

		166,453

Leisure Equipment & Products (0.2%):
1,800	Namco Bandai Holdings, Inc.	19,747
3,000	Nikon Corp.	51,581
500	Sankyo Co., Ltd.	26,733
1,200	Sega Sammy Holdings, Inc.	15,176
400	SHIMANO, Inc.	15,267
1,100	YAMAHA Corp.	13,665

		142,169

Life Sciences Tools & Services (0.1%):
403	Lonza Group AG, Registered Shares	40,033
1,636	QIAGEN NV*	30,294

		70,327

Machinery (2.0%):
3,150	Alfa Laval AB	30,167
3,000	AMADA Co., Ltd.	18,542
5,722	Atlas Copco AB, A Shares	57,409
2,670	Atlas Copco AB, B Shares	24,188
10,000	Cosco Corp., Ltd.	8,557
1,600	Fanuc, Ltd.	127,685
1,043	GEA Group AG	15,806
1,000	Hino Motors, Ltd.	3,100
1,000	Hitachi Construction Machinery Co., Ltd.	16,178
11,000	IHI Corp.*	18,926
5,369	Invensys plc	19,789
3,000	JAPAN STEEL WORKS, Ltd. (The)	36,839
1,200	JTEKT Corp.	12,101
13,000	Kawasaki Heavy Industries, Ltd.	35,635
7,300	Komatsu, Ltd.	112,052
1,100	Kone OYJ, B Shares	33,779
9,000	Kubota Corp.	73,925
1,000	Kurita Water Industries, Ltd.	32,221
892	MAN AG	54,730
1,200	Metso Corp. OYJ	22,475
2,000	MINEBEA Co., Ltd.	8,463
25,000	Mitsubishi Heavy Industries, Ltd.	103,141
5,000	Mitsui Engineering & Shipbuilding Co., Ltd.	11,724
2,000	NGK INSULATORS, Ltd.	40,618
4,000	NSK, Ltd.	20,196
2,000	NTN Corp.	7,963
8,503	Sandvik AB	63,390
2,260	Scania AB, B Shares	22,506
342	Schindler Holding AG	21,260
164	Schindler Holding AG, Registered Shares	10,170
9,000	SembCorp Marine, Ltd.	16,588
3,400	SKF AB, B Shares	42,050
500	SMC Corp.	53,600
5,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	22,123
800	THK Co., Ltd.	11,931
444	Vallourec SA	53,974
2,956	Volvo AB, A Shares	18,294
8,828	Volvo AB, B Shares	54,735
700	Wartsila Corp. OYJ	22,609
873	Zardoya Otis SA	18,245
873	Zardoya Otis SA*	888

		1,378,572

Marine (0.4%):
4	A.P. Moller - Maersk A/S, Class A	23,500
9	A.P. Moller - Maersk A/S, Class B	54,050
5,000	Kawasaki Kisen Kaisha, Ltd.	20,471
428	Kuehne + Nagel International AG, Registered Shares	33,606

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Marine, continued

10,000	Mitsui O.S.K. Lines, Ltd.	$64,524
6,000	Neptune Orient Lines, Ltd.	6,077
10,000	Nippon Yusen Kabushiki Kaisha	42,917
1,000	Orient Overseas International, Ltd.	4,244

		249,389

Media (1.4%):
9,127	British Sky Broadcasting Group plc	68,460
1,539	DENTSU, Inc.	32,235
632	Eutelsat Communications	16,325
17,382	Fairfax Media, Ltd.	17,011
1	FUJI MEDIA HOLDINGS, Inc.	1,507
1,219	Gestevision Telecinco SA	11,433
110	Hakuhodo DY Holdings, Inc.	5,918
288	JC Decaux SA*	4,583
15	Jupiter Telecommunications Co., Ltd.	11,374
1,048	Lagardere S.C.A.	34,878
322	M6 Metropole Television	6,101
6,347	Mediaset SpA	35,688
677	PagesJaunes Groupe SA	6,591
6,773	Pearson plc	68,024
1,063	Publicis Groupe	32,452
5,304	Reed Elsevier NV	58,488
9,229	Reed Elsevier plc	68,806
380	Sanoma OYJ	5,910
2,329	SES	44,461
11,000	Singapore Press Holdings, Ltd.	23,954
775	Societe Television Francaise 1	8,717
1,000	Television Broadcasts, Ltd.	4,035
1,497	Thomson Reuters plc	42,709
700	TOHO Co., Ltd.	11,396
100	TOKYO BROADCASTING SYSTEM HOLDINGS, Inc.	1,570
9,427	Vivendi	225,793
2,181	Wolters Kluwer NV	38,159
9,510	WPP plc	63,245

		949,823

Metals & Mining (5.3%):
1,331	Acerinox SA	24,631
16,953	Alumina, Ltd.	19,454
10,460	Anglo American plc	305,195
2,696	Antofagasta plc	26,177
6,810	ArcelorMittal	223,628
17,680	BHP Billiton plc	399,310
26,816	BHP Billiton, Ltd.	734,775
13,891	BlueScope Steel, Ltd.	28,090
2,000	Daido Steel Co., Ltd.	8,159
3,000	Dowa Holdings Co., Ltd.	12,436
616	Energy Resources of Australia, Ltd.	11,558
31	Eramet	8,134
2,280	Eurasian Natural Resource Corp.	24,659
8,648	Fortescue Metals Group, Ltd.*	26,216
1,407	Fresnillo plc	12,135
1,000	Hitachi Metals, Ltd.	8,441
4,100	JFE Holdings, Inc.	136,963
1,929	Kazakhmys plc	20,105
22,000	Kobe Steel, Ltd.	40,663
1,286	Lonmin plc	24,908
200	Maruichi Steel Tube, Ltd.	3,771
10,000	MITSUBISHI MATERIALS Corp.	31,080
6,000	Mitsui Mining & Smelting Co., Ltd.*	15,435
3,928	Newcrest Mining, Ltd.	96,229
41,000	Nippon Steel Corp.	156,389
5,000	Nisshin Steel Co., Ltd.	11,123
5,115	Norsk Hydro ASA*	26,401
10,813	OneSteel, Ltd.	22,300
100	OSAKA Titanium Technologies Co., Ltd.	3,652
1,000	Outokumpu OYJ	17,318
22,533	OZ Minerals, Ltd.	16,688
618	Randgold Resources, Ltd.	39,731
800	Rautaruukki OYJ	15,997
11,097	Rio Tinto plc	386,276
3,545	Rio Tinto, Ltd.	148,329
345	Salzgitter AG	30,368
1,043	Sims Metal Management, Ltd.	21,710
1,714	SSAB AB, A Shares	19,965
358	SSAB AB, Series B	3,856
4,000	Sumitomo Metal & Mining Co., Ltd.	56,257
28,000	Sumitomo Metal Industries, Ltd.	73,960
2,811	ThyssenKrupp AG	70,107
1,100	TOKYO STEEL MANUFACTURING Co., Ltd.	13,337
1,287	Vedanta Resources plc	27,391
1,043	Voestalpine AG	28,613
14,879	Xstrata plc	164,080
200	YAMATO KOGYO Co., Ltd.	5,864

		3,601,864

Multi-Utilities (1.8%):
7,771	A2A SpA	14,211
491	ACEA SpA	5,999
3,838	AGL Energy, Ltd.	41,379
41,572	Centrica plc	152,747
9,678	GDF Suez	361,510
19,723	National Grid plc	177,862
3,405	RWE AG	269,784
252	RWE AG, Preferred Shares	16,796
1,923	Suez Environnement SA	33,719

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued

4,944	United Utilities Group plc	$40,489
3,108	Veolia Environnement	91,810

		1,206,306

Multiline Retail (0.4%):
5,486	Harvey Norman Holdings, Ltd.	14,530
2,900	Isetan Mitsukoshi Holdings, Ltd.	29,448
5,000	J. FRONT RETAILING Co., Ltd.	23,793
2,866	Lifestyle International Holdings, Ltd.	3,971
13,036	Marks & Spencer plc	65,786
1,600	MARUI GROUP Co., Ltd.	11,223
1,701	Next plc	41,217
639	Pinault Printemps Redoute	52,281
3,000	Takashimaya Co., Ltd.	23,574

		265,823

Office Electronics (0.6%):
1,600	BROTHER INDUSTRIES, Ltd.	14,126
8,400	Canon, Inc.	273,437
4,000	KONICA MINOLTA HOLDINGS, Inc.	41,570
204	Neopost SA	18,342
5,000	Ricoh Co., Ltd.	64,059

		411,534

Oil, Gas & Consumable Fuels (8.0%):
5,077	Arrow Energy, Ltd.*	14,444
26,633	BG Group plc	447,434
149,419	BP plc	1,182,238
1,169	Cairn Energy plc*	45,156
1,406	Caltex Australia, Ltd.	15,617
4,000	Cosmo Oil Co., Ltd.	13,558
20,658	Eni SpA	490,015
1,177	Galp Energia SGPS SA, B Shares	16,533
683	Hellenic Petroleum SA	6,602
100	Idemitsu Kosan Co., Ltd.	8,551
6	INPEX Corp.	47,799
200	Japan Petroleum Exploration Co., Ltd.	11,037
1,800	Lundin Petroleum AB*	14,009
21,110	Mongolia Energy Corp., Ltd.*	7,862
800	Neste Oil OYJ	11,136
7,500	Nippon Mining Holdings, Inc.	38,714
11,000	NIPPON OIL Corp.	64,757
1,240	OMV AG	46,481
7,263	Origin Energy, Ltd.	85,442
4,942	Paladin Energy, Ltd.*	19,454
6,007	Repsol YPF SA	134,691
21,416	Royal Dutch Shell plc, B Shares	540,613
28,212	Royal Dutch Shell plc, A Shares	706,464
6,806	Santos, Ltd.	79,934
1,771	Saras SpA	5,059
1,900	SHOWA SHELL SEKIYU K.K	20,030
8,850	StatoilHydro ASA	174,889
2,000	TonenGeneral Sekiyu K.K	20,328
17,074	Total SA	924,667
6,556	Tullow Oil plc	101,418
3,998	Woodside Petroleum, Ltd.	138,502

		5,433,434

Paper & Forest Products (0.3%):
300	Holmen AB, B Shares	6,558
803	Nippon Paper Group, Inc.	20,749
7,000	Oji Paper Co., Ltd.	30,049
5,100	Stora Enso OYJ, R Shares*	26,910
4,484	Svenska Cellulosa AB, B Shares	47,213
4,500	UPM-Kymmene OYJ	39,215

		170,694

Personal Products (0.3%):
615	Beiersdorf AG	28,936
1,864	L’Oreal SA	139,540
3,000	Shiseido Co., Ltd.	49,094

		217,570

Pharmaceuticals (6.9%):
3,700	Astellas Pharma, Inc.	130,719
11,590	AstraZeneca plc	510,334
6,141	Bayer AG	329,713
1,900	Chugai Pharmaceutical Co., Ltd.	36,206
5,200	Daiichi Sankyo Co., Ltd.	93,062
1,000	Dainippon Sumitomo Pharma Co., Ltd.	8,740
2,100	Eisai Co., Ltd.	74,732
3,769	Elan Corp. plc*	25,229
41,269	GlaxoSmithKline plc	726,644
600	H. Lundbeck A/S	11,431
600	HISAMITSU PHARMACEUTICAL Co., Inc.	18,640
119	Ipsen SA	5,202
2,000	Kyowa Hakko Kogyo Co., Ltd.	22,560
548	Merck KGaA	55,940
2,000	Mitsubishi Tanabe Pharma Corp.	22,988
17,020	Novartis AG, Registered Shares	691,656
3,625	Novo Nordisk A/S, B Shares	197,054
700	ONO PHARMACEUTICAL Co., Ltd.	30,975
488	Orion OYJ, Class B	7,656
5,590	Roche Holding AG	760,687
8,355	Sanofi-Aventis	491,316
700	SANTEN PHARMACEUTICAL Co., Ltd.	21,293
3,000	Shionogi & Co., Ltd.	57,963
4,708	Shire plc	64,926
1,000	Taisho Pharmacuetical Co., Ltd.	18,929

12

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

6,100	Takeda Pharmacuetical Co., Ltd.	$237,062
600	Tsumura & Co.	18,699
715	UCB SA	22,918

		4,693,274

Real Estate Investment Trusts (REITs) (1.1%):
6,000	Ascendas Real Estate Investment Trust	6,569
7,293	British Land Co. plc	45,990
21,000	CapitaMall Trust	20,223
10,661	CFS Retail Property Trust	14,091
270	Corio NV	13,159
37,166	Dexus Property Group	22,275
115	Gecina SA	7,115
74,028	GPT Group	28,887
5,667	Hammerson plc	28,717
126	ICADE	10,361
3	Japan Prime Realty Investment Corp.	6,485
4	Japan Real Estate Investment Corp.	33,204
2	Japan Retail Fund Investment Corp.	9,228
610	Klepierre	15,733
6,419	Land Securities Group plc	49,934
2,954	Liberty International plc	19,391
18,500	Link REIT (The)	39,443
16,543	Mirvac Group	14,254
4	Nippon Building Fund, Inc.	34,238
2	Nomura Real Estate Office Fund, Inc.	12,705
34,826	Segro plc	13,945
19,396	Stockland	49,722
674	Unibail-Rodamco	100,638
16,491	Westfield Group	150,170

		746,477

Real Estate Management & Development (1.8%):
500	AEON Mall Co., Ltd.	9,463
21,000	Capitaland, Ltd.	53,347
11,000	Cheung Kong Holdings, Ltd.	126,110
4,000	Chinese Estates Holdings, Ltd.	7,322
4,000	City Developments, Ltd.	23,616
700	Daito Trust Construction Co., Ltd.	32,863
4,000	DAIWA HOUSE INDUSTRY Co., Ltd.	42,869
6,000	Hang Lung Group, Ltd.	28,206
15,000	Hang Lung Properties, Ltd.	49,517
9,000	Henderson Land Development Co., Ltd.	51,491
6,000	Hopewell Holdings, Ltd.	18,726
3,000	Hysan Development Co., Ltd.	7,694
6,000	Kerry Properties, Ltd.	26,671
2,802	Lend Lease Corp., Ltd.	15,780
700	Leopalace21 Corp.	6,220
9,000	Mitsubishi Estate Co., Ltd.	149,117
7,000	Mitsui Fudosan Co., Ltd.	121,293
22,000	New World Development Co., Ltd.	39,713
700	Nomura Real Estate Holdings, Inc.	12,034
6	NTT Urban Development Corp.	5,786
18,000	Sino Land Co., Ltd.	29,579
3,000	Sumitomo Realty & Development Co., Ltd.	54,579
12,000	Sun Hung Kai Properties, Ltd.	149,370
6,000	Swire Pacific, Ltd., Class A	60,416
3,000	Tokyo Tatemono Co., Ltd.	16,606
4,000	Tokyu Land Corp.	18,071
2,000	UOL Group, Ltd.	4,545
12,000	Wharf Holdings, Ltd. (The)	50,732
6,000	Wheelock & Co., Ltd.	15,440

		1,227,176

Road & Rail (0.9%):
12	Central Japan Railway Co.	73,742
11,000	ComfortDelGro Corp., Ltd.	9,714
1,749	DSV A/S*	21,725
2,761	East Japan Railway Co.	166,284
4,395	FirstGroup plc	25,947
3,000	Keihin Electric Express Railway Co., Ltd.	23,258
4,000	Keio Corp.	23,246
1,000	Keisei Electric Railway Co., Ltd.	5,955
14,000	Kintetsu Corp.	61,686
10,000	MTR Corp., Ltd.	29,969
7,000	Nippon Express Co., Ltd.	31,719
5,000	Odakyu Electric Railway Co., Ltd.	42,761
6,000	TOBU RAILWAY Co., Ltd.	35,249
8,000	TOKYU Corp.	40,306
15	West Japan Railway Co.	49,570

		641,131

Semiconductors & Semiconductor Equipment (0.5%):
1,300	ADVANTEST Corp.	23,448
1,000	ASM Pacific Technology, Ltd.	5,171
3,570	ASML Holding NV	77,426
1,100	Elpida Memory, Inc.*	11,769
900	ROHM Co., Ltd.	65,380
800	SHINKO ELECTRIC INDUSTRIES Co., Ltd.	9,840
5,922	STMicroelectronics NV	44,421
1,100	SUMCO Corp.	15,574
1,400	Tokyo Electron, Ltd.	67,253

		320,282

Software (1.0%):
1,784	Autonomy Corp. plc*	42,266

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued

483	Dassault Systemes SA	$21,355
600	Konami Corp.	11,488
800	Nintendo Co., Ltd.	220,198
200	ORACLE Corp.	7,329
11,676	Sage Group plc (The)	34,287
6,901	SAP AG	277,511
700	Square Enix Holdings Co., Ltd.	16,394
1,000	Trend Micro, Inc.	31,837

		662,665

Specialty Retail (0.8%):
300	ABC-MART, Inc.	7,698
1,645	Carphone Warehouse Group plc (The)	4,307
8,900	Esprit Holdings, Ltd.	49,556
400	Fast Retailing Co., Ltd.	52,106
4,000	Hennes & Mauritz AB, B Shares	200,079
100	HIKARI TSUSHIN, Inc.	2,246
1,816	Industria de Diseno Textil SA	87,263
19,800	Kingfisher plc	58,038
350	Nitori Co., Ltd.	24,845
200	SHIMAMURA Co., Ltd.	15,885
120	USS Co., Ltd.	6,158
730	Yamada Denki Co., Ltd.	42,420

		550,601

Textiles, Apparel & Luxury Goods (0.8%):
1,664	Adidas AG	63,258
1,000	ASICS Corp.	9,081
1,012	Billabong International, Ltd.	7,110
3,933	Burberry Group plc	27,450
456	Christian Dior SA	34,097
4,345	Compagnie Financiere Richemont SA, Class A*	90,552
402	Hermes International	55,949
913	Luxottica Group SpA*	18,986
1,994	LVMH Moet Hennessy Louis Vuitton SA	152,607
1,000	Nisshinbo Holdings, Inc.	11,268
1,000	ONWARD HOLDINGS Co., Ltd.	6,441
36	Puma AG	7,944
269	Swatch Group AG (The)	43,265
271	Swatch Group AG (The), Registered Shares	8,888
5,500	Yue Yuen Industrial Holdings, Ltd.	12,947

		549,843

Tobacco (1.2%):
15,844	British American Tobacco plc	437,646
8,225	Imperial Tobacco Group plc	213,901
36	Japan Tobacco, Inc.	112,228
2,200	Swedish Match AB, Class B	35,781

		799,556

Trading Companies & Distributors (1.1%):
3,048	Bunzl plc	25,245
13,000	Itochu Corp.	89,804
14,000	Marubeni Corp.	61,860
10,600	Mitsubishi Corp.	194,701
14,000	Mitsui & Co., Ltd.	164,953
14,000	Noble Group, Ltd.	17,531
11,300	Sojitz Corp.	24,671
8,600	Sumitomo Corp.	86,980
1,500	TOYOTA TSUSHO Corp.	22,118
2,397	Wolseley plc*	45,819

		733,682

Transportation Infrastructure (0.4%):
2,018	Abertis Infraestructuras SA	38,006
184	Aeroports de Paris	13,501
2,250	Atlantia SpA	45,531
4,093	Auckland International Airport, Ltd.	4,244
1,845	Brisa Auto-Estradas de Portugal SA	13,280
1,291	Cintra Concesiones de Infraestructuras de Transporte SA	8,028
227	Fraport AG	9,718
117	Hamburger Hafen und Logistik AG	4,517
400	Hong Kong Aircraft Engineering Co., Ltd.	4,680
3,000	Kamigumi Co., Ltd.	25,258
3,562	Macquarie Airports	6,504
19,513	Macquarie Infrastructure Group	22,405
1,000	Mitsubishi Logistics Corp.	11,024
127	Societe des Autoroutes Paris-Rhin-Rhone	8,648
8,697	Transurban Group	28,956

		244,300

Water Utilities (0.0%):
1,648	Severn Trent plc	29,721

Wireless Telecommunication Services (1.9%):
24	KDDI Corp.	127,262
558	Millicom International Cellular SA, SDR*	31,647
305	Mobistar SA	18,824
123	NTT DoCoMo, Inc.	179,674
6,200	SOFTBANK Corp.	120,422

14

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair/
Shares/		Market
Units		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

6,039	StarHub, Ltd.	$8,913
417,716	Vodafone Group plc	807,339

		1,294,081

Total Common Stocks (Cost $60,919,073)		66,127,749

Rights (0.0%):
Electrical Equipment (0.0%):
793	Renewable Energy Corp. A/S*	2,838

Food Products (0.0%):
8,755	Golden Agri-Resources, Ltd.*	1,209

Marine (0.0%):
4,500	Neptune Orient Lines, Ltd.*	544

Real Estate Investment Trusts (REITs) (0.0%):
5,246	Mirvac Group*	338

Total Rights (Cost $— )		4,929

Warrant (0.0%):
Commercial Banks (0.0%):
5,087	UBI Banca SCPA*	392

Total Warrant (Cost $— )		392

Exchange Traded Fund (2.2%):
33,085	iShares MSCI EAFE Index Fund	1,515,624

Total Exchange Traded Fund (Cost $1,530,534)
Investment Company (0.1%):
68,851	Dreyfus Treasury Prime Cash Management, 0.09%(a)	68,851

Total Investment Company (Cost $68,851)		68,851

Total Investment Securities (Cost $62,518,458)(b) — 99.5%		67,717,545
Net other assets (liabilities) — 0.5%		333,688

Net Assets — 100.0%		$68,051,233

Percentages indicated are based on net assets as of June 30, 2009.

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

SPA—Standby Purchase Agreement

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $62,542,314. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,780,208
Unrealized depreciation	(604,977)

Net unrealized appreciation	$5,175,231

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

Japan	23.3%
United Kingdom	20.4%
France	9.6%
Germany	7.6%
Switzerland	7.3%
Australia	7.1%
Spain	4.4%
Italy	3.4%
Netherlands	2.8%
United States	2.4%
Hong Kong	2.4%
Sweden	2.3%
Finland	1.3%
Singapore	1.3%
Denmark	0.9%
Belgium	0.9%
Norway	0.6%
Greece	0.5%
Ireland	0.4%
Portugal	0.3%
Austria	0.3%
Luxembourg	0.2%
Jersey	0.1%
New Zealand	0.1%
Bermuda	0.1%
Cyprus	0.0%
Kazakhstan	0.0%
Japan	0.0%
Cayman Islands	0.0%

Total	100.0%

Futures Contracts

Securities and cash with an aggregate fair value of $65,000 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2009.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

MSCI EAFE Index E-Mini September Futures	Long	9/09	6	$7,747

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 90,000 Australia Dollars in exchange for U.S. Dollars	8/13/09	$70,535	$72,256	$1,721
Receive 204,000 European Euro in exchange for U.S. Dollars	8/13/09	286,283	286,142	(141)
Receive 181,000 British Sterling Pounds in exchange for U.S. Dollars	8/13/09	296,235	297,730	1,495
Receive 23,226,000 Japanese Yen in exchange for U.S. Dollars	8/13/09	241,944	241,262	(682)
Receive 104,000 Hong Kong Dollars in exchange for U.S. Dollars	7/2/09	13,419	13,420	1
Receive 60,000 Norwegian Krone in exchange for U.S. Dollars	8/13/09	9,349	9,324	(25)
Receive 26,000 Swiss Franc in exchange for U.S. Dollars	8/13/09	23,807	23,948	141

				$2,510

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Deliver 130,000 Australia Dollars in exchange for U.S. Dollars	8/13/09	$103,679	$104,369	$(690)
Deliver 141,000 European Euro in exchange for U.S. Dollars	8/13/09	198,068	197,774	294
Deliver 212,000 British Sterling Pounds in exchange for U.S. Dollars	8/13/09	343,909	348,723	(4,814)
Deliver 13,626,000 Japanese Yen in exchange for U.S. Dollars	8/13/09	141,429	141,541	(112)
Deliver 60,000 Norwegian Krone in exchange for U.S. Dollars	8/13/09	9,304	9,324	(20)
Deliver 14,000 Swiss Franc in exchange for U.S. Dollars	8/13/09	12,927	12,897	30

				$(5,312)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
International
Index Fund

Assets:
Investment securities, at cost	$62,518,458

Investment securities, at value	$67,717,545
Segregated cash for collateral	65,000
Interest and dividends receivable	141,798
Foreign currency, at value (cost $279,902)	281,163
Receivable for capital shares issued	23,421
Unrealized appreciation on foreign currency contracts	3,682
Reclaim receivable	18,311

Total Assets	68,250,920

Liabilities:
Unrealized depreciation on foreign currency contracts	6,484
Payable for investments purchased	145,135
Payable for capital shares redeemed	9,490
Payable for variation margin on futures contracts	2,852
Manager fees payable	18,200
Administration fees payable	2,585
Distribution fees payable	14,071
Administrative and compliance services fees payable	90
Trustee fees payable	123
Other accrued liabilities	657

Total Liabilities	199,687

Net Assets	$68,051,233

Net Assets Consist of:
Capital	$62,268,075
Accumulated net investment income/(loss)	480,318
Accumulated net realized gains/(losses) from investment transactions	94,618
Net unrealized appreciation/(depreciation) on investments	5,208,222

Net Assets	$68,051,233

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,220,160
Net Asset Value (offering and redemption price per share)	$10.94

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
International
Index Fund(a)

Investment Income:
Dividends	$630,714
Foreign withholding tax	(76,232)

Total Investment Income	554,482

Expenses:
Manager fees	37,239
Administration fees	4,972
Distribution fees	26,599
Custodian fees	4,385
Administrative and compliance service fees	90
Trustees’ fees	116
Professional fees	308
Shareholder reports	143
Other expenses	1,812

Total expenses before reductions	75,664
Less expenses waived/reimbursed by the Manager	(1,500)

Net expenses	74,164

Net Investment Income/(Loss)	480,318

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	95,576
Net realized gains/(losses) on futures transactions	(958)
Change in unrealized appreciation/(depreciation) on investments	5,208,222

Net Realized/Unrealized Gains/(Losses) on Investments	5,302,840

Change in Net Assets Resulting From Operations	$5,783,158

(a)	For the period May 1, 2009 ( commencement of operations) to June 30, 2009.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL International
Index Fund
May 1, 2009 to
June 30, 2009(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$480,318
Net realized gains/(losses) on investment transactions	94,618
Change in unrealized appreciation/(depreciation) on investments	5,208,222

Change in net assets resulting from operations	5,783,158

Capital Transactions:
Proceeds from shares issued	63,243,802
Value of shares redeemed	(975,727)

Change in net assets resulting from capital transactions	62,268,075

Change in net assets	68,051,233
Net Assets:
End of period	$68,051,233

Accumulated net investment income/(loss)	$480,318

Share Transactions:
Shares issued	6,309,303
Shares redeemed	(89,143)

Change in shares	6,220,160

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

May 1, 2009 to
June 30, 2009(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.86

Total from Investment Activities	0.94

Net Asset Value, End of Period	$10.94

Total Return(b)(c)	9.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$68,051
Net Investment Income/(Loss)(d)	1.24%
Expenses Before Reductions(d)(e)	0.71%
Expenses Net of Reductions(d)	0.70%
Portfolio Turnover Rate(c)	2.81%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL International Index Fund (the “Fund”), commenced operations on May 1, 2009. The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments, and the volume of the open positions relative to the Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at May 4, 2009	—
Futures Opened	8
Futures Closed	(2)

Outstanding at June 30, 2009	6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Securities, at value, variation margin on futures contracts	$7,747	Variation margin on futures contracts	$—
Foreign Exchange Contracts	Variation margin on futures contracts and unrealized appreciation on foreign currency contracts	3,682	Variation margin on futures contracts and unrealized depreciation on foreign currency contracts	(6,484)

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains (losses) on futures transactions and on securities and foreign currency transactions, change in unrealized appreciation/ depreciation on investments	$(958)	$7,747
Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and on securities and foreign currency transactions, change in net unrealized appreciation/depreciation on investments	$340,246	$(2,802)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective May 1, 2009 between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as he Subadviser of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.70%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL International Index Fund	0.35%	0.70%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2012
AZL International Index Fund	$1,500

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $304 was paid from the Fund relating to these fees and expenses.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices — for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own — assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a)	$—	$66,127,749	$66,127,749
Rights	—	4,929	4,929
Warrants	—	392	392
Exchange Traded Funds	1,515,624	—	1,515,624
Investment Companies	68,851	—	68,851

Total Investment Securities	1,584,475	66,133,070	67,717,545

Other Financial Instruments*	7,747	(2,802)	4,945

Total Investments	$1,592,222	$66,130,268	$67,722,490

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL International Index Fund	$63,956,471	$1,566,215

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL International Index Fund will acquire the assets and liabilities of the AZL NACM International Fund and AZL Schroder International Small Cap Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management, LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser. The Subadviser for the AZL International Index Fund (the “Fund”) is BlackRock Investment Management, LLC (“BlackRock Investment”). The Fund commenced operation on May 1, 2009.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Fund is offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place the Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees.

In assessing the Manager’s and BlackRock Investment’s (collectively, the “Advisory Organizations”) performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreement (the “Subadvisory Agreement”) with BlackRock Investment. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Fund.

The Advisory Agreement was most recently considered and the Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) were initially and most recently considered at an “in person” Board of Trustees meeting held February 21, 2009, at which time the Board of Trustees approved the creation of the Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust with respect to the Fund for the period ending April 30, 2010. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers (including BlackRock Investment) that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and expected to be provided by BlackRock Investment and noted that the scope of such services had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and BlackRock Investment are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Fund under the Agreements.

(2) The investment performance of the Fund, the Manager and the Subadviser. In connection with the meeting held February 21, 2009, Trustees received information on the performance results of a comparable “international index” fund managed by BlackRock Investment for various time periods over the last seven years. Such performance information included information on absolute total return, performance versus the MSCI EAFE Index, and performance versus the peer group. At the Board of Trustees meeting held February 21, 2009, the Trustees determined that the overall investment performance of the Fund was expected to be acceptable.

As part of its responsibilities, the Manager maintains a “watch list,” which is reviewed by and discussed at least quarterly with the Board of Trustees. Funds may be on the watch list for underperformance, if a change has been made in a Subadviser’s portfolio manager(s), if the Subadviser is the subject of regulatory concerns, whether assets in the Fund are likely to achieve “critical mass,” or for other reasons. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Fund. The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Fund is subject. Under the Advisory Agreement the Manager receives investment advisory fees from the Fund; under the Subadvisory Agreement, the Manager pays BlackRock Investment advisory fees with respect to the Fund. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information is provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Fund are somewhat below the average level of fees paid by the Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the Fund’s overall total expense ratio would be below average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Fund was not unreasonable.

At “in person” Board of Trustees meetings held October 21 and 22, 2008, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2005 through the end of 2008 (projected). The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationships with the other Funds which are part of the Trust or the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the estimated profitability of BlackRock Investment in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Subadvisory Agreement with BlackRock Investment was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to BlackRock Investment subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the FOF Trust as of December 31, 2008 were approximately $5.8 billion, and that no single Fund had assets in excess of $1,068 million.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2009, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s Advisory Agreement was acceptable under the Fund’s circumstances.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Jennison 20/20 Focus Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Jennison 20/20 Focus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Jennison 20/20 Focus Fund	$1,000.00	$1,222.70	$5.62	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Jennison 20/20 Focus Fund	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Jennison 20/20 Focus Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Beverages	2.2%
Biotechnology	4.3
Capital Markets	6.0
Chemicals	1.7
Commercial Services & Supplies	2.1
Communications Equipment	5.0
Computers & Peripherals	3.1
Consumer Finance	5.9
Diversified Consumer Services	5.1
Diversified Financial Services	1.1
Electrical Equipment	2.0
Food & Staples Retailing	2.2
Food Products	4.9
Health Care Equipment & Supplies	4.4
Health Care Providers & Services	4.3
Internet & Catalog Retail	3.3
Internet Software & Services	7.7
IT Services	0.2
Metals & Mining	4.5
Multi-Utilities	2.7
Oil, Gas & Consumable Fuels	15.2
Pharmaceuticals	2.4
Software	4.7
Wireless Telecommunication Services	3.1
Investment Company	1.8

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Beverages (2.2%):
112,000	PepsiCo, Inc.	$6,155,520

Biotechnology (4.3%):
122,800	Celgene Corp.*	5,874,752
136,700	Gilead Sciences, Inc.*	6,403,028

		12,277,780

Capital Markets (6.0%):
246,300	Charles Schwab Corp.	4,320,102
85,700	Goldman Sachs Group, Inc.	12,635,608

		16,955,710

Chemicals (1.7%):
297,000	Dow Chemical Co. (The)	4,793,580

Commercial Services & Supplies (2.1%):
215,400	Waste Management, Inc.	6,065,664

Communications Equipment (5.0%):
193,200	QUALCOMM, Inc.	8,732,640
75,300	Research In Motion, Ltd.*	5,350,065

		14,082,705

Computers & Peripherals (3.1%):
60,717	Apple, Inc.*	8,647,922

Consumer Finance (5.9%):
952,100	SLM Corp.*	9,778,067
108,500	Visa, Inc., Class A	6,755,210

		16,533,277

Diversified Consumer Services (5.1%):
293,300	Career Education Corp.*	7,300,237
410,500	H&R Block, Inc.	7,072,915

		14,373,152

Diversified Financial Services (1.1%):
238,400	Bank of America Corp.	3,146,880

Electrical Equipment (2.0%):
35,700	First Solar, Inc.*	5,787,684

Food & Staples Retailing (2.2%):
279,600	Kroger Co.	6,165,180

Food Products (4.9%):
214,808	Cadbury plc, ADR	7,389,395
345,200	ConAgra Foods, Inc.	6,579,512

		13,968,907

Health Care Equipment & Supplies (4.4%):
53,900	Alcon, Inc.	6,258,868
118,400	Baxter International, Inc.	6,270,464

		12,529,332

Health Care Providers & Services (4.3%):
158,200	Medco Health Solutions, Inc.*	7,215,502
98,200	WellPoint, Inc.*	4,997,398

		12,212,900

Internet & Catalog Retail (3.3%):
110,900	Amazon.com, Inc.*	9,277,894

Internet Software & Services (7.7%):
26,700	Baidu, Inc., ADR*	8,039,103
19,000	Google, Inc., Class A*	8,010,210
348,400	IAC/InterActive Corp.*	5,591,820

		21,641,133

IT Services (0.2%):
67,600	Companhia Brasileira de Meios de Pagamento*(a)	581,391

Metals & Mining (4.5%):
918,200	Century Aluminum Co.*	5,720,386
141,100	Freeport-McMoRan Copper & Gold, Inc., Class B	7,070,521

		12,790,907

Multi-Utilities (2.7%):
151,900	Sempra Energy	7,538,797

Oil, Gas & Consumable Fuels (15.2%):
139,600	Canadian Natural Resources, Ltd.	7,327,604
117,100	Occidental Petroleum Corp.	7,706,351
195,500	Petroleo Brasileiro SA, ADR	8,011,590
181,300	Southwestern Energy Co.*	7,043,505
203,500	Suncor Energy, Inc.	6,174,190
434,500	Williams Cos., Inc. (The)	6,782,545

		43,045,785

Pharmaceuticals (2.4%):
138,300	Teva Pharmaceutical Industries, Ltd., ADR	6,823,722

Software (4.7%):
243,600	Adobe Systems, Inc.*	6,893,880
361,600	CA, Inc.	6,302,688

		13,196,568

Wireless Telecommunication Services (3.1%):
455,600	NII Holdings, Inc.*	8,688,292

Total Common Stocks (Cost $243,171,709)		277,280,682

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Investment Company (1.8%):
4,986,916	Dreyfus Treasury Prime Cash Management, 0.09%(b)	$4,986,916

Total Investment Company (Cost $4,986,916)		4,986,916

Total Investments Securities (Cost $248,158,625)(c) — 99.9%		282,267,598
Net other assets (liabilities) — 0.1%		389,209

Net Assets — 100.0%		$282,656,807

Percentages indicated are based on net assets as of June 30, 2009.

ADR—American Depository Receipt

PLC—Public Liability Co.

*	Non-income producing security

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at June 30, 2009.

(c)	Cost for federal income tax purposes is $266,360,793. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,628,979
Unrealized depreciation	(25,722,174)

Net unrealized appreciation	$15,906,805

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	80.3%
Canada	6.7%
Brazil	3.0%
Cayman Islands	2.8%
United Kingdom	2.6%
Israel	2.4%
Switzerland	2.2%

Total	100.0%

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Jennison 20/20
Focus Fund

Assets:
Investment securities, at cost	$248,158,625

Investment securities, at value	$282,267,598
Interest and dividends receivable	315,799
Receivable for capital shares issued	1,120,335
Prepaid expenses	3,312

Total Assets	283,707,044

Liabilities:
Payable for investments purchased	740,887
Payable for capital shares redeemed	9,784
Manager fees payable	165,632
Administration fees payable	11,105
Distribution fees payable	57,687
Administrative and compliance services fees payable	8,478
Trustee fees payable	508
Other accrued liabilities	56,156

Total Liabilities	1,050,237

Net Assets	$282,656,807

Net Assets Consist of:
Capital	$371,935,729
Accumulated net investment income/(loss)	229,878
Accumulated net realized gains/(losses) from investment transactions	(123,623,381)
Net unrealized appreciation/(depreciation) on investments	34,114,581

Net Assets	$282,656,807

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,391,995
Net Asset Value (offering and redemption price per share)	$10.32

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
Jennison 20/20
Focus Fund

Investment Income:
Dividends	$1,600,846
Foreign withholding tax	(3,321)

Total Investment Income	1,597,525

Expenses:
Manager fees	1,044,104
Administration fees	68,302
Distribution fees	348,035
Custodian fees	6,855
Administrative and compliance service fees	8,478
Trustees’ fees	15,551
Professional fees	24,331
Shareholder reports	24,557
Other expenses	7,255

Total expenses before reductions	1,547,468
Less expenses waived/reimbursed by the Manager	(44,814)
Less expenses paid indirectly	(75,775)

Net expenses	1,426,879

Net Investment Income/(Loss)	170,646

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(52,542,891)
Net realized gains/(losses) on futures transactions	788,042
Change in unrealized appreciation/(depreciation) on investments	108,439,286

Net Realized/Unrealized Gains/(Losses) on Investments	56,684,437

Change in Net Assets Resulting From Operations	$56,855,083

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Jennison 20/20 Focus Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$170,646	$59,232
Net realized gains/(losses) on investment transactions	(51,754,849)	(71,219,331)
Change in unrealized appreciation/(depreciation) on investments	108,439,286	(116,051,487)

Change in net assets resulting from operations	56,855,083	(187,211,586)

Dividends to Shareholders:
From net investment income	—	(397,811)
From net realized gains on investments	—	(16,907,907)

Change in net assets resulting from dividends to shareholders	—	(17,305,718)

Capital Transactions:
Proceeds from shares issued	52,177,608	238,389,857
Proceeds from dividends reinvested	—	17,305,718
Value of shares redeemed	(99,122,350)	(161,671,034)

Change in net assets resulting from capital transactions	(46,944,742)	94,024,541

Change in net assets	9,910,341	(110,492,763)
Net Assets:
Beginning of period	272,746,466	383,239,229

End of period	$282,656,807	$272,746,466

Accumulated net investment income/(loss)	$229,878	$59,232

Share Transactions:
Shares issued	5,872,822	19,138,414
Dividends reinvested	—	1,433,779
Shares redeemed	(10,805,241)	(14,051,777)

Change in shares	(4,932,419)	6,520,416

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				April 29, 2005
	Ended	Year Ended December 31,			to December 31,
	June 30, 2009	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.44	$14.85	$13.92	$12.35	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	— (b)	0.02	0.03	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.87	(5.77)	1.45	1.55	2.35

Total from Investment Activities	1.88	(5.77)	1.47	1.58	2.36

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	(0.03)	—	(0.01)
Net Realized Gains	—	(0.63)	(0.51)	(0.01)	—

Total Dividends	—	(0.64)	(0.54)	(0.01)	(0.01)

Net Asset Value, End of Period	$10.32	$8.44	$14.85	$13.92	$12.35

Total Return(c)(d)	22.27%	(40.11)%	10.73%	12.79%	23.61%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$282,657	$272,746	$383,239	$314,449	$146,054
Net Investment Income/(Loss)(e)	0.12%	0.02%	0.11%	0.28%	0.28%
Expenses Before Reductions(e)(f)	1.11%	1.11%	1.12%	1.15%	1.23%
Expenses Net of Reductions(e)	1.02%	1.03%	1.04%	1.08%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.08%	1.08%	1.07%	1.11%	N/A
Portfolio Turnover Rate(d)	59.67%	144.26%	119.80%	129.27%	59.04%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Jennison 20/20 Focus Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	884
Futures Closed	(884)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
(Depreciation) on
	Location of Gain (Loss)	Realized Gain (Loss)	Derivatives
	on Derivatives	on Derivatives	Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/change in unrealized appreciation/depreciation on investments	$788,042	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager and Jennison Associates LLC (“Jennison”), Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Jennison 20/20 Focus Fund	0.75%	1.20%

*	The Manager is voluntarily reducing the management fee to 0.70% on assets above $100 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $7,705 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$221,324,754	$—	$221,324,754
Common Stocks — Foreign(a)	55,955,928	—	55,955,928
Investment Companies	4,986,916	—	4,986,916

Total Investment Securities	$282,267,598	$—	$282,267,598

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Jennison 20/20 Focus Fund	$158,009,016	$196,775,601

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Jennison 20/20 Focus Fund	$32,122,706

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $24,204,400 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Jennison 20/20 Focus Fund	$7,037,574	$10,268,144	$17,305,718

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Jennison 20/20 Focus Fund	$59,232	$59,232	$(56,327,106)	$(89,866,131)	$(146,134,005)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® JPMorgan Large Cap Equity Fund
(formerly AZL® Legg Mason Value Fund)
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL JPMorgan Large Cap Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL JPMorgan Large Cap Equity Fund	$1,000.00	$1,066.10	$6.04	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL JPMorgan Large Cap Equity Fund	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). fiscal half-year divided by the number of days in the fiscal year.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL JPMorgan Large Cap Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.6%
Auto Components	0.7
Beverages	2.2
Biotechnology	1.9
Capital Markets	5.0
Chemicals	2.4
Commercial Banks	2.8
Communications Equipment	6.5
Computers & Peripherals	6.8
Construction & Engineering	0.1
Diversified Consumer Services	0.2
Diversified Financial Services	1.8
Diversified Telecommunication Services	3.3
Electric Utilities	2.1
Electrical Equipment	0.7
Energy Equipment & Services	1.3
Food & Staples Retailing	4.4
Food Products	1.2
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.0
Household Durables	0.2
Household Products	1.9
Industrial Conglomerate	0.4
Insurance	2.6
Internet & Catalog Retail	0.2
Internet Software & Services	2.1
IT Services	0.8
Machinery	2.2
Media	3.3
Metals & Mining	1.1
Multi-Utilities	1.0
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	11.6
Pharmaceuticals	8.5
Real Estate Investment Trusts (REITs)	0.5
Road & Rail	2.3
Semiconductors & Semiconductor Equipment	2.0
Software	4.3
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	0.6
Tobacco	1.8
Wireless Telecommunication Services	0.4
U.S. Treasury Obligations	0.1
Investment Company	0.9

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Aerospace & Defense (1.6%):
4,204	Boeing Co. (The)	$178,670
14,839	United Technologies Corp.	771,034

		949,704

Auto Components (0.7%):
19,042	Johnson Controls, Inc.	413,592

Beverages (2.2%):
19,247	Coca-Cola Co. (The)	923,664
7,448	PepsiCo, Inc.	409,342

		1,333,006

Biotechnology (1.9%):
781	Alexion Pharmaceuticals, Inc.*	32,115
4,759	Amgen, Inc.*	251,942
7,356	Celgene Corp.*	351,911
10,385	Gilead Sciences, Inc.*	486,433

		1,122,401

Capital Markets (5.0%):
1,611	Ameriprise Financial, Inc.	39,099
19,301	Bank of New York Mellon Corp.	565,712
8,288	Goldman Sachs Group, Inc.	1,221,983
20,701	Morgan Stanley	590,186
8,387	State Street Corp.	395,866
10,480	TD AMERITRADE Holding Corp.*	183,819

		2,996,665

Chemicals (2.4%):
29,559	Dow Chemical Co. (The)	477,082
1,611	Monsanto Co.	119,762
11,392	Praxair, Inc.	809,629

		1,406,473

Commercial Banks (2.8%):
7,242	BB&T Corp.	159,179
1,090	Comerica, Inc.	23,053
5,294	KeyCorp	27,741
2,767	SunTrust Banks, Inc.	45,517
3,326	TCF Financial Corp.	44,469
22,594	U.S. Bancorp	404,884
40,653	Wells Fargo & Co.	986,242

		1,691,085

Communications Equipment (6.5%):
91,108	Cisco Systems, Inc.*	1,698,253
65,346	Corning, Inc.	1,049,457
14,858	Juniper Networks, Inc.*	350,649
17,207	QUALCOMM, Inc.	777,756

		3,876,115

Computers & Peripherals (6.8%):
6,504	Apple, Inc.*	926,365
51,714	Hewlett-Packard Co.	1,998,746
7,426	International Business Machines Corp.	775,423
10,936	NetApp, Inc.*	215,658
3,314	SanDisk Corp.*	48,683
2,935	Western Digital Corp.*	77,777

		4,042,652

Construction & Engineering (0.1%):
1,166	Fluor Corp.	59,804

Diversified Consumer Services (0.2%):
1,183	ITT Educational Services, Inc.*	119,081

Diversified Financial Services (1.8%):
66,585	Bank of America Corp.	878,922
6,689	Capital One Financial Corp.	146,355
186	CME Group, Inc.	57,867

		1,083,144

Diversified Telecommunication Services (3.3%):
37,876	AT&T, Inc.	940,840
32,570	Verizon Communications, Inc.	1,000,876

		1,941,716

Electric Utilities (2.1%):
5,468	American Electric Power Co., Inc.	157,971
5,533	Edison International	174,068
1,356	Entergy Corp.	105,117
6,868	Exelon Corp.	351,710
2,886	FirstEnergy Corp.	111,833
2,441	FPL Group, Inc.	138,795
19,339	NV Energy, Inc.	208,668

		1,248,162

Electrical Equipment (0.7%):
2,002	Cooper Industries, Ltd., Class A	62,162
10,383	Emerson Electric Co.	336,409

		398,571

Energy Equipment & Services (1.3%):
12,574	Halliburton Co.	260,282
8,761	Schlumberger, Ltd.	474,058
1,530	Smith International, Inc.	39,397
1,530	Weatherford International, Ltd.*	29,927

		803,664

Food & Staples Retailing (4.4%):
17,439	CVS Caremark Corp.	555,781
26,754	Safeway, Inc.	544,979
3,819	Supervalu, Inc.	49,456
23,665	SYSCO Corp.	531,989
19,209	Wal-Mart Stores, Inc.	930,484

		2,612,689

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (1.2%):
6,185	General Mills, Inc.	$346,484
13,383	Kraft Foods, Inc., Class A	339,125

		685,609

Health Care Equipment & Supplies (1.4%):
651	Bard (C.R.), Inc.	48,467
5,918	Baxter International, Inc.	313,417
6,162	Covidien plc	230,705
4,421	Medtronic, Inc.	154,249
1,844	Zimmer Holdings, Inc.*	78,555

		825,393

Health Care Providers & Services (1.7%):
6,992	Aetna, Inc.	175,150
6,152	Cardinal Health, Inc.	187,944
4,926	McKesson HBOC, Inc.	216,744
2,072	UnitedHealth Group, Inc.	51,758
7,128	WellPoint, Inc.*	362,744

		994,340

Hotels, Restaurants & Leisure (1.0%):
18,015	International Game Technology	286,438
8,075	Starwood Hotels & Resorts Worldwide, Inc.	179,265
4,161	Yum! Brands, Inc.	138,728

		604,431

Household Durables (0.2%):
8,837	KB Home	120,890

Household Products (1.9%):
22,279	Procter & Gamble Co. (The)	1,138,457

Industrial Conglomerate (0.4%):
20,294	General Electric Co.	237,846

Insurance (2.6%):
8,213	ACE, Ltd.	363,261
1,063	AFLAC, Inc.	33,049
445	Arch Capital Group, Ltd.*	26,068
2,045	Axis Capital Holdings, Ltd.	53,538
1,093	Lincoln National Corp.	18,810
3,277	MetLife, Inc.	98,343
787	PartnerRe, Ltd.	51,116
4,117	Principal Financial Group, Inc.	77,564
6,119	Prudential Financial, Inc.	227,749
9,267	RenaissanceRe Holdings, Ltd.	431,286
4,144	Travelers Cos., Inc. (The)	170,070

		1,550,854

Internet & Catalog Retail (0.2%):
1,423	Amazon.com, Inc.*	119,048

Internet Software & Services (2.1%):
2,816	Google, Inc., Class A*	1,187,198
3,852	Yahoo!, Inc.*	60,322

		1,247,520

IT Services (0.8%):
662	MasterCard, Inc., Class A	110,759
13,412	Paychex, Inc.	337,983

		448,742

Machinery (2.2%):
8,576	Caterpillar, Inc.	283,351
8,045	Deere & Co.	321,398
1,264	Eaton Corp.	56,387
5,524	Ingersoll Rand Co., Class A	115,452
7,356	PACCAR, Inc.	239,143
6,889	Parker Hannifin Corp.	295,951

		1,311,682

Media (3.3%):
8,484	Comcast Corp., Class A	122,933
2,601	Time Warner Cable, Inc.	82,374
40,242	Time Warner, Inc.	1,013,696
32,364	Walt Disney Co. (The)	755,052

		1,974,055

Metals & Mining (1.1%):
12,759	Freeport-McMoRan Copper & Gold, Inc., Class B	639,354

Multi-Utilities (1.0%):
9,656	PG&E Corp.	371,177
7,459	Public Service Enterprise Group, Inc.	243,387

		614,564

Multiline Retail (0.5%):
3,846	Kohl’s Corp.*	164,416
2,989	Target Corp.	117,976

		282,392

Oil, Gas & Consumable Fuels (11.6%):
4,318	Anadarko Petroleum Corp.	195,994
9,266	Apache Corp.	668,542
17,538	Chevron Corp.	1,161,893
4,768	Devon Energy Corp.	259,856
7,174	EOG Resources, Inc.	487,258
37,289	Exxon Mobil Corp.	2,606,874
2,824	Hess Corp.	151,790
19,184	Occidental Petroleum Corp.	1,262,499
2,007	Southwestern Energy Co.*	77,972

		6,872,678

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (8.5%):
27,683	Abbott Laboratories	$1,302,208
9,802	Bristol-Myers Squibb Co.	199,079
4,741	Johnson & Johnson Co.	269,289
45,133	Merck & Co., Inc.	1,261,919
60,550	Pfizer, Inc.	908,250
27,020	Schering Plough Corp.	678,742
8,978	Wyeth	407,511

		5,026,998

Real Estate Investment Trusts (REITs) (0.5%):
3,141	Health Care REIT, Inc.	107,108
6,982	Kimco Realty Corp.	70,169
4,557	ProLogis Trust	36,729
1,351	Public Storage, Inc.	88,464

		302,470

Road & Rail (2.3%):
10,860	CSX Corp.	376,082
19,366	Norfolk Southern Corp.	729,517
4,636	Union Pacific Corp.	241,350

		1,346,949

Semiconductors & Semiconductor Equipment (2.0%):
2,159	Broadcom Corp., Class A*	53,522
9,824	Intersil Corp., Class A	123,488
3,857	KLA-Tencor Corp.	97,389
8,808	Lam Research Corp.*	229,008
31,289	LSI Logic Corp.*	142,678
20,343	National Semiconductor Corp.	255,305
3,255	Novellus Systems, Inc.*	54,358
12,705	Xilinx, Inc.	259,944

		1,215,692

Software (4.3%):
1,828	Adobe Systems, Inc.*	51,732
1,466	Intuit, Inc.*	41,283
74,226	Microsoft Corp.	1,764,352

Shares or
Principal		Fair
Amount		Value
27,872	Oracle Corp.	$597,018
2,320	Salesforce.com, Inc.*	88,555

		2,542,940

Specialty Retail (1.5%):
1,693	Advance Auto Parts	70,242
41,975	Staples, Inc.	846,636

		916,878

Textiles, Apparel & Luxury Goods (0.6%):
2,712	Nike, Inc., Class B	140,427
553	Polo Ralph Lauren Corp.	29,608
3,510	V.F. Corp.	194,278

		364,313

Tobacco (1.8%):
17,718	Altria Group, Inc.	290,398
17,679	Philip Morris International, Inc.	771,158

		1,061,556

Wireless Telecommunication Services (0.4%):
47,130	Sprint Nextel Corp.*	226,695

Total Common Stocks (Cost $54,022,225)		58,770,870

U.S. Treasury Obligations (0.1%):
$40,000	U.S. Treasury Notes, 2.88%, 6/30/10	40,928

Total U.S. Treasury Obligations (Cost $40,951)		40,928

Investment Company (0.9%):
513,994	Dreyfus Treasury Prime Cash Management, 0.09%(a)	513,994

Total Investment Company (Cost $513,994)		513,994

Total Investment Securities (Cost $54,577,170)(b) — 99.9%		59,325,792
Net other assets (liabilities) — 0.1%		79,517

Net Assets — 100.0%		$59,405,309

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

(a)	The rate presented represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $58,988,837. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,477,178
Unrealized depreciation	(6,140,223)

Net unrealized appreciation	$336,955

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	96.9%
Bermuda	1.2%
Netherlands	0.8%
Switzerland	0.7%
Ireland	0.4%

Total	100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL JPMorgan
Large Cap
Equity Fund

Assets:
Investment securities, at cost	$54,577,170

Investment securities, at value	$59,325,792
Interest and dividends receivable	98,740
Receivable for investments sold	808,683
Prepaid expenses	1,850

Total Assets	60,235,065

Liabilities:
Payable for investments purchased	725,397
Payable for capital shares redeemed	20,773
Manager fees payable	37,052
Administration fees payable	2,360
Distribution fees payable	12,351
Administrative and compliance services fees payable	1,895
Trustee fees payable	107
Other accrued liabilities	29,821

Total Liabilities	829,756

Net Assets	$59,405,309

Net Assets Consist of:
Capital	$264,902,866
Accumulated net investment income/(loss)	2,820,687
Accumulated net realized gains/(losses) from investment transactions	(213,066,866)
Net unrealized appreciation/(depreciation) on investments	4,748,622

Net Assets	$59,405,309

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,170,008
Net Asset Value (offering and redemption price per share)	$5.32

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL JPMorgan
Large Cap
Equity Fund

Investment Income:
Dividends	$649,315

Total Investment Income	649,315

Expenses:
Manager fees	207,819
Administration fees	13,773
Distribution fees	69,273
Custodian fees	11,836
Administrative and compliance service fees	1,895
Trustees’ fees	3,353
Professional fees	1,565
Shareholder reports	11,384
Other expenses	5,727

Total expenses before reductions	326,625
Less expenses paid indirectly	(390)

Net expenses	326,235

Net Investment Income/(Loss)	323,080

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(29,188,314)
Net realized gains/(losses) on futures transactions	11,776
Change in unrealized appreciation/(depreciation) on investments	32,284,395

Net Realized/Unrealized Gains/(Losses) on Investments	3,107,857

Change in Net Assets Resulting From Operations	$3,430,937

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL JPMorgan
	Large Cap Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$323,080	$2,497,607
Net realized gains/(losses) on investment transactions	(29,176,538)	(181,565,565)
Change in unrealized appreciation/(depreciation) on investments	32,284,395	(32,090,995)

Change in net assets resulting from operations	3,430,937	(211,158,953)

Dividends to Shareholders:
From net realized gains on investments	—	(20,454,900)

Change in net assets resulting from dividends to shareholders	—	(20,454,900)

Capital Transactions:
Proceeds from shares issued	1,856,061	90,500,459
Proceeds from dividends reinvested	—	20,454,900
Value of shares redeemed	(5,376,545)	(208,681,579)

Change in net assets resulting from capital transactions	(3,520,484)	(97,726,220)

Change in net assets	(89,547)	(329,340,073)
Net Assets:
Beginning of period	59,494,856	388,834,929

End of period	$59,405,309	$59,494,856

Accumulated net investment income/(loss)	$2,820,687	$2,497,607

Share Transactions:
Shares issued	397,002	10,671,114
Dividends reinvested	—	2,868,850
Shares redeemed	(1,152,009)	(33,818,946)

Change in shares	(755,007)	(20,278,982)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$4.99	$12.07	$13.07	$12.26	$11.59	$10.11

Investment Activities:
Net Investment Income/(Loss)	0.04	0.21	(0.02)	(0.02)	(0.02)	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.29	(6.64)	(0.77)	0.83	0.74	1.49

Total from Investment Activities	0.33	(6.43)	(0.79)	0.81	0.72	1.53

Dividends to Shareholders From:
Net Investment Income	—	—	—	—	—	(0.05)
Net Realized Gains	—	(0.65)	(0.21)	— (a)	(0.05)	—

Total Dividends	—	(0.65)	(0.21)	— (a)	(0.05)	(0.05)

Net Asset Value, End of Period	$5.32	$4.99	$12.07	$13.07	$12.26	$11.59

Total Return(b)(c)	6.61%	(54.89)%	(6.19)%	6.71%	6.27%	15.15%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$59,405	$59,495	$388,835	$407,446	$280,336	$79,298
Net Investment Income/(Loss)(d)	1.17%	0.93%	(0.19)%	(0.22)%	(0.32)%	0.28%
Expenses Before Reductions(d)	1.18%	1.11%	1.09%	1.10%	1.20%	1.20%
Expenses Net of Reductions(d)(e)	1.18%	1.09%	1.08%	1.10%	1.20%	1.18%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.18%	1.11%	1.09%	1.10%	N/A	N/A
Portfolio Turnover Rate(c)	127.46%	42.49%	30.60%	16.16%	8.21%	121.63%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL JPMorgan Large Cap Equity Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	3
Futures Closed	(3)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/ depreciation on investments	$11,776	$—

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective January 26, 2009 between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to January 26, 2009, the Fund was subadvised by Legg Mason Capital Management, Inc. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL JPMorgan Large Cap Equity Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,827 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$56,933,297	$—	$56,933,297
Common Stocks — Foreign(a)	1,837,573	—	1,837,573
U.S. Treasury Obligations	—	40,928	40,928
Investment Companies	513,994	—	513,994

Total Investment Securities	$59,284,864	$40,928	$59,325,792

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan Large Cap Equity Fund	$70,251,134	$72,183,919

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL JPMorgan Large Cap Equity Fund	$96,812,000

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $75,974,880 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL JPMorgan Large Cap Equity Fund	$832,982	$19,621,918	$20,454,900

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL JPMorgan Large Cap Equity Fund	$2,497,607	$2,497,607	$(172,786,880)	$(38,639,221)	$(208,928,494)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL JPMorgan U.S. Equity Fund will acquire the assets and liabilities of the AZL JPMorgan Large Cap Equity Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® JPMorgan U.S. Equity Fund
(formerly AZL® Oppenheimer Main Street Fund)
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL JPMorgan U.S. Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs or investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,081.90	$6.19	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL JPMorgan U.S. Equity Fund	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL JPMorgan U.S. Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.6%
Auto Components	0.7
Beverages	2.2
Biotechnology	1.9
Capital Markets	5.0
Chemicals	2.3
Commercial Banks	2.8
Communications Equipment	6.4
Computers & Peripherals	6.7
Construction & Engineering	0.1
Diversified Consumer Services	0.2
Diversified Financial Services	1.8
Diversified Telecommunication Services	3.2
Electric Utilities	2.0
Electrical Equipment	0.6
Energy Equipment & Services	1.3
Food & Staples Retailing	4.3
Food Products	1.1
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	1.0
Household Durables	0.2
Household Products	1.9
Industrial Conglomerate	0.4
Insurance	2.6
Internet & Catalog Retail	0.2
Internet Software & Services	2.1
IT Services	0.7
Machinery	2.2
Media	3.3
Metals & Mining	1.1
Multi-Utilities	1.0
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	11.4
Pharmaceuticals	8.3
Real Estate Investment Trusts (REITs)	0.5
Road & Rail	2.2
Semiconductors & Semiconductor Equipment	2.0
Software	4.2
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	0.6
Tobacco	1.7
Wireless Telecommunication Services	0.4
U.S. Treasury Obligation	0.2
Investment Company	2.3

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Aerospace & Defense (1.6%):
12,916	Boeing Co. (The)	$548,930
46,084	United Technologies Corp.	2,394,525

		2,943,455

Auto Components (0.7%):
59,136	Johnson Controls, Inc.	1,284,434

Beverages (2.2%):
59,720	Coca-Cola Co. (The)	2,865,963
23,127	PepsiCo, Inc.	1,271,060

		4,137,023

Biotechnology (1.9%):
2,576	Alexion Pharmaceuticals, Inc.*	105,925
14,772	Amgen, Inc.*	782,030
22,799	Celgene Corp.*	1,090,704
32,251	Gilead Sciences, Inc.*	1,510,637

		3,489,296

Capital Markets (5.0%):
5,107	Ameriprise Financial, Inc.	123,947
59,821	Bank of New York Mellon Corp.	1,753,353
25,687	Goldman Sachs Group, Inc.	3,787,291
64,256	Morgan Stanley	1,831,939
26,025	State Street Corp.	1,228,380
33,454	TD AMERITRADE Holding Corp.*	586,783

		9,311,693

Chemicals (2.3%):
91,828	Dow Chemical Co. (The)	1,482,104
5,007	Monsanto Co.	372,220
35,381	Praxair, Inc.	2,514,528

		4,368,852

Commercial Banks (2.8%):
22,502	BB&T Corp.	494,594
3,323	Comerica, Inc.	70,281
17,036	KeyCorp	89,269
8,700	SunTrust Banks, Inc.	143,115
10,900	TCF Financial Corp.	145,733
70,026	U.S. Bancorp	1,254,866
125,997	Wells Fargo & Co.	3,056,687

		5,254,545

Communications Equipment (6.4%):
282,907	Cisco Systems, Inc.*	5,273,386
202,911	Corning, Inc.	3,258,751
46,166	Juniper Networks, Inc.*	1,089,518
53,417	QUALCOMM, Inc.	2,414,448

		12,036,103

Computers & Peripherals (6.7%):
20,178	Apple, Inc.*	2,873,953
160,455	Hewlett-Packard Co.	6,201,586
23,024	International Business Machines Corp.	2,404,166
33,739	NetApp, Inc.*	665,333
10,292	SanDisk Corp.*	151,189
8,891	Western Digital Corp.*	235,611

		12,531,838

Construction & Engineering (0.1%):
3,608	Fluor Corp.	185,054

Diversified Consumer Services (0.2%):
3,675	ITT Educational Services, Inc.*	369,926

Diversified Financial Services (1.8%):
206,594	Bank of America Corp.	2,727,041
20,773	Capital One Financial Corp.	454,513
576	CME Group, Inc.	179,199

		3,360,753

Diversified Telecommunication Services (3.2%):
117,578	AT&T, Inc.	2,920,638
101,040	Verizon Communications, Inc.	3,104,959

		6,025,597

Electric Utilities (2.0%):
16,966	American Electric Power Co., Inc.	490,148
17,005	Edison International	534,977
4,100	Entergy Corp.	317,832
21,101	Exelon Corp.	1,080,582
8,453	FirstEnergy Corp.	327,554
7,438	FPL Group, Inc.	422,925
58,489	NV Energy, Inc.	631,096

		3,805,114

Electrical Equipment (0.6%):
6,144	Cooper Industries, Ltd., Class A	190,771
32,224	Emerson Electric Co.	1,044,058

		1,234,829

Energy Equipment & Services (1.3%):
39,003	Halliburton Co.	807,362
27,184	Schlumberger, Ltd.	1,470,926
4,516	Smith International, Inc.	116,287
4,744	Weatherford International, Ltd.*	92,793

		2,487,368

Food & Staples Retailing (4.3%):
54,159	CVS Caremark Corp.	1,726,047
83,090	Safeway, Inc.	1,692,543
11,485	Supervalu, Inc.	148,731

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued

73,347	SYSCO Corp.	$1,648,841
59,627	Wal-Mart Stores, Inc.	2,888,332

		8,104,494

Food Products (1.1%):
19,213	General Mills, Inc.	1,076,312
41,547	Kraft Foods, Inc., Class A	1,052,801

		2,129,113

Health Care Equipment & Supplies (1.4%):
1,930	Bard (C.R.), Inc.	143,689
18,217	Baxter International, Inc.	964,772
19,711	Covidien plc	737,980
13,714	Medtronic, Inc.	478,481
5,735	Zimmer Holdings, Inc.*	244,311

		2,569,233

Health Care Providers & Services (1.6%):
21,542	Aetna, Inc.	539,627
19,226	Cardinal Health, Inc.	587,354
15,298	McKesson HBOC, Inc.	673,112
6,437	UnitedHealth Group, Inc.	160,796
22,394	WellPoint, Inc.*	1,139,631

		3,100,520

Hotels, Restaurants & Leisure (1.0%):
55,978	International Game Technology	890,050
25,073	Starwood Hotels & Resorts Worldwide, Inc.	556,620
12,896	Yum! Brands, Inc.	429,953

		1,876,623

Household Durables (0.2%):
27,388	KB Home	374,668

Household Products (1.9%):
69,051	Procter & Gamble Co. (The)	3,528,506

Industrial Conglomerate (0.4%):
62,898	General Electric Co.	737,165

Insurance (2.6%):
26,052	ACE, Ltd.	1,152,280
3,296	AFLAC, Inc.	102,473
1,499	Arch Capital Group, Ltd.*	87,811
6,294	Axis Capital Holdings, Ltd.	164,777
3,394	Lincoln National Corp.	58,411
10,155	MetLife, Inc.	304,751
2,484	PartnerRe, Ltd.	161,336
12,781	Principal Financial Group, Inc.	240,794
19,001	Prudential Financial, Inc.	707,217
28,891	RenaissanceRe Holdings, Ltd.	1,344,587
13,148	Travelers Cos., Inc. (The)	539,594

		4,864,031

Internet & Catalog Retail (0.2%):
4,477	Amazon.com, Inc.*	374,546

Internet Software & Services (2.1%):
8,760	Google, Inc., Class A*	3,693,128
11,937	Yahoo!, Inc.*	186,934

		3,880,062

IT Services (0.7%):
2,051	MasterCard, Inc., Class A	343,153
41,652	Paychex, Inc.	1,049,630

		1,392,783

Machinery (2.2%):
26,581	Caterpillar, Inc.	878,236
24,022	Deere & Co.	959,679
3,917	Eaton Corp.	174,737
17,156	Ingersoll Rand Co., Class A	358,561
23,449	PACCAR, Inc.	762,327
21,393	Parker Hannifin Corp.	919,043

		4,052,583

Media (3.3%):
26,344	Comcast Corp., Class A	381,725
8,062	Time Warner Cable, Inc.	255,323
124,724	Time Warner, Inc.	3,141,798
100,307	Walt Disney Co. (The)	2,340,162

		6,119,008

Metals & Mining (1.1%):
39,623	Freeport-McMoRan Copper & Gold, Inc., Class B	1,985,509

Multi-Utilities (1.0%):
29,976	PG&E Corp.	1,152,277
22,312	Public Service Enterprise Group, Inc.	728,041

		1,880,318

Multiline Retail (0.5%):
11,951	Kohl’s Corp.*	510,905
9,276	Target Corp.	366,124

		877,029

Oil, Gas & Consumable Fuels (11.4%):
13,240	Anadarko Petroleum Corp.	600,964
28,775	Apache Corp.	2,076,116
54,458	Chevron Corp.	3,607,843
14,810	Devon Energy Corp.	807,145
22,252	EOG Resources, Inc.	1,511,356
115,573	Exxon Mobil Corp.	8,079,708
8,761	Hess Corp.	470,904
59,508	Occidental Petroleum Corp.	3,916,221
6,240	Southwestern Energy Co.*	242,424

		21,312,681

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (8.3%):
85,933	Abbott Laboratories	$4,042,288
30,193	Bristol-Myers Squibb Co.	613,220
14,413	Johnson & Johnson Co.	818,658
140,110	Merck & Co., Inc.	3,917,476
187,998	Pfizer, Inc.	2,819,970
83,910	Schering Plough Corp.	2,107,819
27,969	Wyeth	1,269,513

		15,588,944

Real Estate Investment Trusts (REITs) (0.5%):
10,122	Health Care REIT, Inc.	345,160
21,533	Kimco Realty Corp.	216,407
13,850	ProLogis Trust	111,631
4,200	Public Storage, Inc.	275,016

		948,214

Road & Rail (2.2%):
33,180	CSX Corp.	1,149,023
60,083	Norfolk Southern Corp.	2,263,327
14,395	Union Pacific Corp.	749,404

		4,161,754

Semiconductors & Semiconductor Equipment (2.0%):
6,709	Broadcom Corp., Class A*	166,316
30,448	Intersil Corp., Class A	382,731
11,965	KLA-Tencor Corp.	302,116
27,355	Lam Research Corp.*	711,230
97,104	LSI Logic Corp.*	442,794
63,101	National Semiconductor Corp.	791,918
10,350	Novellus Systems, Inc.*	172,845
39,417	Xilinx, Inc.	806,472

		3,776,422

Software (4.2%):
5,666	Adobe Systems, Inc.*	160,348
4,549	Intuit, Inc.*	128,100
230,053	Microsoft Corp.	5,468,360
86,510	Oracle Corp.	1,853,044
7,119	Salesforce.com, Inc.*	271,732

		7,881,584

Specialty Retail (1.5%):
5,257	Advance Auto Parts	218,113
130,096	Staples, Inc.	2,624,036

		2,842,149

Textiles, Apparel & Luxury Goods (0.6%):
8,420	Nike, Inc., Class B	435,988
1,621	Polo Ralph Lauren Corp.	86,788
10,739	V.F. Corp.	594,404

		1,117,180

Tobacco (1.7%):
54,970	Altria Group, Inc.	900,959
54,794	Philip Morris International, Inc.	2,390,114

		3,291,073

Wireless Telecommunication Services (0.4%):
146,368	Sprint Nextel Corp.*	704,030

Total Common Stocks (Cost $170,580,443)		182,296,102

U.S. Treasury Obligation (0.2%):
$375,000	U.S. Treasury Notes, 2.88%, 6/30/10(a)	383,701

Total U.S. Treasury Obligations (Cost $383,912)		383,701

Investment Company (2.3%):
4,297,158	Dreyfus Treasury Prime Cash Management, 0.09%(b)	4,297,158

Total Investment Company (Cost $4,297,158)		4,297,158

Total Investment Securities (Cost $175,261,513)(c) — 99.7%		186,976,961
Net other assets (liabilities) — 0.3%		535,112

Net Assets — 100.0%		$187,512,073

Percentages indicated are based on net assets as of June 30, 2009.

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

*	Non-income producing security

(a)	Investment securities are segregated as collateral. The fair value of these securities is $383,701.

(b)	The rate presented represents the effective yield at June 30, 2009.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

(c)	Cost for federal income tax purposes is $182,914,170. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,460,376
Unrealized depreciation	(10,397,585)

Net unrealized appreciation	$4,062,791

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	96.9%
Bermuda	1.2%
Netherlands	0.8%
Switzerland	0.7%
Ireland	0.4%
Panama	0.0%

Total	100.0%

Futures Contracts

Securities with an aggregate fair value of $383,701 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2009.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/09	12	$(49,274)

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL JPMorgan
U.S. Equity Fund

Assets:
Investment securities, at cost	$175,261,513

Investment securities, at value	$186,976,961
Interest and dividends receivable	303,159
Receivable for capital shares issued	40,751
Receivable for investments sold	2,722,823
Prepaid expenses	758

Total Assets	190,044,452

Liabilities:
Payable for investments purchased	2,253,864
Payable for capital shares redeemed	54,811
Payable for variation margin on futures contracts	13,408
Manager fees payable	127,843
Administration fees payable	7,219
Distribution fees payable	38,740
Administrative and compliance services fees payable	5,552
Trustee fees payable	341
Other accrued liabilities	30,601

Total Liabilities	2,532,379

Net Assets	$187,512,073

Net Assets Consist of:
Capital	$219,692,366
Accumulated net investment income/(loss)	1,380,904
Accumulated net realized gains/(losses) from investment transactions	(45,227,371)
Net unrealized appreciation/(depreciation) on investments	11,666,174

Net Assets	$187,512,073

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,298,522
Net Asset Value (offering and redemption price per share)	$6.87

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL JPMorgan
U.S. Equity Fund

Investment Income:
Interest	$99
Dividends	1,201,102
Foreign withholding tax	(58)

Total Investment Income	1,201,143

Expenses:
Manager fees	395,790
Administration fees	23,786
Distribution fees	123,684
Custodian fees	15,554
Administrative and compliance service fees	4,982
Trustees’ fees	6,192
Professional fees	13,052
Shareholder reports	17,596
Recoupment of prior expenses reimbursed by the Manager	10,179
Other expenses	7,474

Total expenses before reductions	618,289
Less expenses waived/reimbursed by the Manager	(24,738)

Net expenses	593,551

Net Investment Income/(Loss)	607,592

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(25,452,708)
Net realized gains/(losses) on futures transactions	774,776
Change in unrealized appreciation/(depreciation) on investments	35,168,653

Net Realized/Unrealized Gains/(Losses) on Investments	10,490,721

Change in Net Assets Resulting From Operations	$11,098,313

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	JPMorgan U.S. Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$607,592	$773,649
Net realized gains/(losses) on investment transactions	(24,677,932)	(18,657,907)
Change in unrealized appreciation/(depreciation) on investments	35,168,653	(28,207,467)

Change in net assets resulting from operations	11,098,313	(46,091,725)

Dividends to Shareholders:
From net investment income	—	(984,477)
From net realized gains on investments	—	(14,493,970)

Change in net assets resulting from dividends to shareholders	—	(15,478,447)

Capital Transactions:
Proceeds from shares issued	124,230,958	13,189,965
Proceeds from dividends reinvested	—	15,478,447
Value of shares redeemed	(11,020,074)	(43,487,993)

Change in net assets resulting from capital transactions	113,210,884	(14,819,581)

Change in net assets	124,309,197	(76,389,753)
Net Assets:
Beginning of period	63,202,876	139,592,629

End of period	$187,512,073	$63,202,876

Accumulated net investment income/(loss)	$1,380,904	$773,312

Share Transactions:
Shares issued	19,186,266	1,559,647
Dividends reinvested	—	1,849,277
Shares redeemed	(1,847,510)	(4,692,952)

Change in shares	17,338,756	(1,284,028)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended						May 3, 2004 to
	June 30, 2009	Year Ended December 31,					December 31,
	(Unaudited)	2008	2007		2006	2005	2004(a)

Net Asset Value, Beginning of Period	$6.35	$12.42	$12.68		$11.36	$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)	0.10	0.09		0.06	0.07	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.55	(4.51)	0.41		1.57	0.51	0.80

Total from Investment Activities	0.52	(4.41)	0.50		1.63	0.58	0.86

Dividends to Shareholders From:
Net Investment Income	—	(0.11)	(0.07)		(0.06)	—	(0.06)
Net Realized Gains	—	(1.55)	(0.69)		(0.25)	(0.01)	(0.01)

Total Dividends	—	(1.66)	(0.76)		(0.31)	(0.01)	(0.07)

Net Asset Value, End of Period	$6.87	$6.35	$12.42		$12.68	$11.36	$10.79

Total Return(b)(c)	8.19%	(38.68)%	3.80	%(d)	14.59%	5.45%	8.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$187,512	$63,203	$139,593		$129,416	$99,016	$65,487
Net Investment Income/(Loss)(e)	1.23%	0.79%	0.72%		0.66%	0.70%	1.52%
Expenses Before Reductions(e)(f)	1.25%	1.30%	1.25%		1.22%	1.28%	1.29%
Expenses Net of Reductions(e)	1.20%	1.22%	1.20%		1.19%	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	N/A	1.22%	1.20%		1.19%	1.20%	N/A
Portfolio Turnover Rate(c)	91.00%	125.06%	126.24%		105.81%	80.76%	75.56%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	During the year ended December 31, 2007, OppenheimerFunds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL JPMorgan U.S. Equity Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	1,971
Futures Closed	(1,959)

Outstanding at June 30, 2009	12

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total	Assets and	Total
Primary Risk Exposure	Liabilities Location	Fair Value*	Liabilities Location	Fair Value*
Equity Contracts	Securities, at value, variation margin on futures contracts	$—	Variation margin on futures contracts	$(49,274)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions change in unrealized appreciation/ depreciation on investments	$774,776	$(49,274)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective January 26, 2009 between the Manager and J.P. Morgan Investment Management Inc. (“JPMIM”), JPMIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Prior to January 26, 2009, the Fund was subadvised by OppenheimerFunds, Inc. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL JPMorgan U.S. Equity Fund	0.80%	1.20%

*	The Manager is voluntarily reducing the management fee to 0.75%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2011
AZL JPMorgan U. S. Equity Fund	$21,714

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $2,179 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$176,534,280	$—	$176,534,280
Common Stocks — Foreign(a)	5,761,822	—	5,761,822
U.S. Treasury Obligations	—	383,701	383,701
Investment Companies	4,297,158	—	4,297,158

Total Investment Securities	186,593,260	383,701	186,976,961

Other Financial Instruments*	(49,274)	—	(49,274)

Total Investments	$186,543,986	$383,701	$186,927,687

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL JPMorgan U.S. Equity Fund	$195,469,944	$85,070,902

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL JPMorgan U.S. Equity Fund	$14,517,487

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $2,947,412 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL JPMorgan U.S. Equity Fund	$4,680,236	$10,798,211	$15,478,447

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL JPMorgan U.S. Equity Fund	$773,169	$773,169	$(17,464,899)	$(26,586,876)	$(43,278,606)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL JPMorgan U.S. Equity Fund will acquire the assets and liabilities of the AZL JPMorgan Large Cap Equity Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Mid Cap Index Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Mid Cap Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/4/09	6/30/09	5/1/09 - 6/30/09	5/1/09 - 6/30/09
AZL Mid Cap Index Fund	$1,000.00	$1,035.00	$1.02	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/4/09	6/30/09	5/1/09 - 6/30/09	5/1/09 - 6/30/09
AZL Mid Cap Index Fund	$1,000.00	$1,007.35	$1.01	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 61 days of operations during the period, and has been annualized to reflect values for the period May 1, 2009 to June 30, 2009.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Mid Cap Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.6%
Airlines	0.3
Auto Components	0.7
Automobiles	0.2
Beverages	0.5
Biotechnology	0.8
Building Products	0.2
Capital Markets	1.1
Chemicals	3.2
Commercial Banks	3.4
Commercial Services & Supplies	4.4
Communications Equipment	1.3
Computers & Peripherals	0.8
Construction & Engineering	1.8
Construction Materials	0.5
Consumer Finance	0.2
Containers & Packaging	1.2
Distributors	0.7
Diversified Consumer Services	1.8
Diversified Financial Services	1.8
Diversified REITs	0.6
Diversified Telecommunication Services	0.1
Electric Utilities	1.8
Electrical Equipment	0.8
Electronic Equipment & Instruments	2.8
Energy Equipment & Services	1.1
Food & Staples Retailing	0.4
Food Products	1.4
Gas Utilities	2.4
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	2.7
Health Care Technology	0.6
Hotels, Restaurants & Leisure	1.9
Household Durables	1.5
Household Products	1.0
Industrial Conglomerates	0.8
Industrial REIT	0.4
Insurance	4.7
Internet & Catalog Retail	0.9
Internet Software & Services	1.1
IT Services	1.8
Life Sciences Tools & Services	1.8
Machinery	4.0
Marine	0.1
Media	0.6
Metals & Mining	1.6
Multi-Utilities	2.2
Multiline Retail	0.9
Office Electronics	0.2
Office REIT	0.2
Oil, Gas & Consumable Fuels	4.6
Paper & Forest Products	0.5
Personal Products	0.5
Pharmaceuticals	1.7
Real Estate Investment Trusts (REITs)	2.2
Real Estate Management & Development	0.4
Residential REITs	0.6
Retail REITs	1.0
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	2.1
Software	2.8
Specialty Retail	4.5
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	1.0
Tobacco	0.1
Trading Companies & Distributors	0.4
Water Utilities	0.3
Wireless Telecommunication Services	0.5
Exchange Traded Fund	4.2
Investment Company	0.0

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.7%):
Aerospace & Defense (0.6%):
1,269	Alliant Techsystems, Inc.*	$104,515
3,945	BE Aerospace, Inc.*	56,650

		161,165

Airlines (0.3%):
4,674	AirTran Holdings, Inc.*	28,932
1,423	Alaska Air Group, Inc.*	25,984
7,882	JetBlue Airways Corp.*	33,656

		88,572

Auto Components (0.7%):
4,522	BorgWarner, Inc.	154,336
5,375	Gentex Corp.	62,350

		216,686

Automobiles (0.2%):
2,914	Oshkosh Truck Corp.	42,370
1,390	Thor Industries, Inc.	25,534

		67,904

Beverages (0.5%):
2,762	Hansen Natural Corp.*	85,125
2,163	PepsiAmericas, Inc.	57,990

		143,115

Biotechnology (0.8%):
6,731	Vertex Pharmaceuticals, Inc.*	239,893

Building Products (0.2%):
1,832	Lennox International, Inc.	58,880
3,659	Louisiana-Pacific Corp.*	12,514

		71,394

Capital Markets (1.1%):
5,390	Apollo Investment Corp.	32,340
4,555	Eaton Vance Corp.	121,846
4,854	Jefferies Group, Inc.*	103,536
3,826	Raymond James Financial, Inc.	65,846

		323,568

Chemicals (3.2%):
3,169	Airgas, Inc.	128,439
3,564	Albemarle Corp.	91,131
2,587	Ashland, Inc.	72,565
2,467	Cabot Corp.	31,035
1,844	Cytec Industries, Inc.	34,335
2,826	FMC Corp.	133,670
2,644	Lubrizol Corp.	125,088
735	Minerals Technologies, Inc.	26,475
3,031	Olin Corp.	36,039
4,852	RPM International, Inc.	68,122
1,716	Scotts Co., Class A	60,146
1,904	Sensient Technologies Corp.	42,973
3,826	Valspar Corp. (The)	86,200

		936,218

Commercial Banks (3.4%):
4,991	Associated Banc-Corp	62,387
2,826	BancorpSouth, Inc.	58,018
1,865	Bank of Hawaii Corp.	66,823
1,673	City National Corp.	61,617
2,578	Commerce Bancshares, Inc.	82,058
2,317	Cullen/Frost Bankers, Inc.	106,860
6,865	Fulton Financial Corp.	35,767
1,995	International Bancshares Corp.	20,568
4,182	NewAlliance Bancshares, Inc.	48,093
966	PacWest Bancorp	12,712
1,289	SVB Financial Group*	35,087
10,971	Synovus Financial Corp.	32,803
4,386	TCF Financial Corp.	58,641
3,827	Terra Industries, Inc.	92,690
1,910	Trustmark Corp.	36,901
5,537	Valley National Bancorp	64,783
2,221	Webster Financial Corp.	17,879
1,129	Westamerica Bancorp	56,010
2,700	Wilmington Trust Corp.	36,882

		986,579

Commercial Services & Supplies (4.4%):
1,583	Brink’s Co. (The)	45,954
790	Clean Harbors, Inc.*	42,652
2,424	Copart, Inc.*	84,040
1,340	Corporate Executive Board Co.	27,818
4,550	Corrections Corp. of America*	77,305
2,004	Deluxe Corp.	25,671
1,854	Fair Isaac Corp.	28,663
1,993	FTI Consulting, Inc.*	101,085
1,335	Harte-Hanks, Inc.	12,349
2,103	Herman Miller, Inc.	32,260
3,186	Hewitt Associates, Inc., Class A*	94,879
1,738	HNI Corp.	31,388
1,594	John Wiley & Sons, Inc	53,001
959	Kelly Services, Inc., Class A	10,501
1,615	Korn/Ferry International*	17,184
2,963	Lamar Advertising Co.*	45,245
3,052	Manpower, Inc.	129,222
1,210	Matthews International Corp., Class A	37,655
1,089	Mine Safety Appliances Co.	26,245
3,425	MPS Group, Inc.*	26,167
1,857	Navigant Consulting, Inc.*	23,992
1,483	Rollins, Inc.	25,671
7,911	SAIC, Inc.*	146,749

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued

3,118	Waste Connections, Inc.*	$80,787
1,662	Watson Wyatt Worldwide, Inc.	62,375

		1,288,858

Communications Equipment (1.3%):
15,089	3 Com Corp.*	71,069
3,784	ADC Telecommunications, Inc.*	30,121
2,139	ADTRAN, Inc.	45,924
1,795	Avocent Corp.*	25,058
3,148	CommScope, Inc.*	82,667
1,559	Dycom Industries, Inc.*	17,258
1,906	Plantronics, Inc.	36,042
3,265	Polycom, Inc.*	66,182

		374,321

Computers & Peripherals (0.8%):
2,506	Diebold, Inc.	66,058
1,094	Imation Corp.	8,325
6,172	NCR Corp.*	73,015
5,251	Palm, Inc.*	87,009

		234,407

Construction & Engineering (1.8%):
3,548	Aecom Technology Corp.*	113,536
1,285	Granite Construction, Inc.	42,765
6,305	KBR, Inc.	116,264
3,255	Shaw Group, Inc.*	89,220
3,225	URS Corp.*	159,702

		521,487

Construction Materials (0.5%):
1,733	Martin Marietta Materials, Inc.	136,699

Consumer Finance (0.2%):
5,045	AmeriCredit Corp.*	68,360

Containers & Packaging (1.2%):
2,571	AptarGroup, Inc.	86,823
1,293	Greif, Inc., Class A	57,176
4,000	Packaging Corp. of America	64,800
3,877	Sonoco Products Co.	92,854
4,159	Temple-Inland, Inc.	54,566

		356,219

Distributors (0.7%):
6,298	Ingram Micro, Inc., Class A*	110,215
5,352	LKQ Corp.*	88,040

		198,255

Diversified Consumer Services (1.8%):
1,593	Brink’s Home Security Holdings, Inc.*	45,098
2,872	Career Education Corp.*	71,484
3,366	Corinthian Colleges, Inc.*	56,986
1,190	ITT Educational Services, Inc.*	119,785
1,692	Regis Corp.	29,458
9,635	Service Corp. International	52,800
2,626	Sotheby’s	37,053
549	Strayer Education, Inc.	119,742

		532,406

Diversified Financial Services (1.8%):
1,600	Affiliated Managers Group, Inc.*	93,104
2,227	Alliance Data Systems Corp.*	91,730
1,944	Cathay General Bancorp	18,488
3,200	FirstMerit Corp.	54,336
3,268	Lender Processing Services, Inc.	90,752
3,433	Metavante Technologies, Inc.*	88,777
5,223	SEI Investments Co.	94,223

		531,410

Diversified REITs (0.6%):
1,048	Essex Property Trust, Inc.	65,217
4,111	Liberty Property Trust	94,717

		159,934

Diversified Telecommunication Services (0.1%):
7,894	Cincinnati Bell, Inc.*	22,419

Electric Utilities (1.8%):
2,359	Cleco Corp.	52,889
4,524	DPL, Inc.	104,821
5,105	Great Plains Energy, Inc.	79,383
3,544	Hawaiian Electric Industries, Inc.	67,549
1,839	IDACORP, Inc.	48,071
9,144	NV Energy, Inc.	98,664
4,237	Westar Energy, Inc.	79,528

		530,905

Electrical Equipment (0.8%):
4,168	AMETEK, Inc.	144,129
2,081	Thomas & Betts Corp.*	59,995
2,072	Woodward Governor Co.	41,026

		245,150

Electronic Equipment & Instruments (2.8%):
4,561	Arrow Electronics, Inc.*	96,876
5,861	Avnet, Inc.*	123,257
2,130	Hubbell, Inc., Class B	68,288
1,540	Itron, Inc.*	84,808
1,310	Mettler-Toledo International, Inc.*	101,066
2,083	National Instruments Corp.	46,992
3,514	Roper Industries, Inc.	159,219
4,629	Trimble Navigation, Ltd.*	90,867
7,044	Vishay Intertechnology, Inc.*	47,829

		819,202

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Energy Equipment & Services (1.1%):
2,129	Oceaneering International, Inc.*	$96,231
5,970	Patterson-UTI Energy, Inc.	76,774
2,012	Tidewater, Inc.	86,255
1,846	Unit Corp.*	50,894

		310,154

Food & Staples Retailing (0.4%):
2,118	BJ’s Wholesale Club, Inc.*	68,263
1,541	Ruddick Corp.	36,106

		104,369

Food Products (1.4%):
2,916	Corn Products International, Inc.	78,120
3,090	Flowers Foods, Inc.	67,485
780	Lancaster Colony Corp.	34,375
2,205	Ralcorp Holdings, Inc.*	134,328
4,638	Smithfield Foods, Inc.*	64,793
949	Tootsie Roll Industries, Inc.	21,533

		400,634

Gas Utilities (2.4%):
2,935	AGL Resources, Inc.	93,333
2,798	Energen Corp.	111,640
3,026	National Fuel Gas Co.	109,178
4,095	ONEOK, Inc.	120,762
4,697	Southern Union Co.	86,378
4,215	UGI Corp.	107,440
1,960	WGL Holdings, Inc.	62,759

		691,490

Health Care Equipment & Supplies (4.2%):
2,463	Beckman Coulter, Inc.	140,736
2,178	Edwards Lifesciences Corp.*	148,169
2,042	Gen-Probe, Inc.*	87,765
3,499	Henry Schein, Inc.*	167,777
2,448	Hill-Rom Holdings, Inc.	39,707
9,966	Hologic, Inc.*	141,816
2,306	IDEXX Laboratories, Inc.*	106,537
2,748	Immucor, Inc.*	37,813
2,148	Kinetic Concepts, Inc.*	58,533
1,866	Masimo Corp.*	44,989
2,958	ResMed, Inc.*	120,479
2,283	STERIS Corp.	59,541
2,201	Thoratec Corp.*	58,943

		1,212,805

Health Care Providers & Services (2.7%):
3,567	Community Health Systems, Inc.*	90,067
9,630	Health Management Associates, Inc., Class A*	47,572
4,045	Health Net, Inc.*	62,900
1,179	Kindred Healthcare, Inc.*	14,584
2,040	LifePoint Hospitals, Inc.*	53,550
2,686	Lincare Holdings, Inc.*	63,175
4,065	Omnicare, Inc.	104,714
1,618	Owens & Minor, Inc.	70,901
2,186	Psychiatric Solutions, Inc.*	49,709
1,929	Universal Health Services, Inc., Class B	94,232
3,304	VCA Antech, Inc.*	88,217
1,653	WellCare Health Plans, Inc.*	30,564

		770,185

Health Care Technology (0.6%):
2,625	Cerner Corp.*	163,511

Hotels, Restaurants & Leisure (1.9%):
1,206	Bob Evans Farms, Inc.	34,660
2,235	Boyd Gaming Corp.*	18,998
3,975	Brinker International, Inc.	67,694
2,337	Cheesecake Factory, Inc. (The)*	40,430
1,255	Chipotle Mexican Grill, Inc., Class A*	100,400
1,092	International Speedway Corp., Class A	27,966
1,367	Life Time Finess, Inc.*	27,354
1,208	Panera Bread Co., Class A*	60,231
2,450	Scientific Games Corp.*	38,637
16,309	Wendy’s/Arby’s Group, Inc.	65,236
1,973	WMS Industries, Inc.*	62,169

		543,775

Household Durables (1.5%):
1,593	American Greetings Corp., Class A	18,606
250	Blyth, Inc.	8,198
1,441	M.D.C. Holdings, Inc.	43,389
2,187	Mohawk Industries, Inc.*	78,032
222	NVR, Inc.*	111,531
1,678	Ryland Group, Inc. (The)	28,190
5,058	Toll Brothers, Inc.*	85,834
2,442	Tupperware Brands Corp.	63,541

		437,321

Household Products (1.0%):
2,733	Church & Dwight Co., Inc.	148,429
2,690	Energizer Holdings, Inc.*	140,526

		288,955

Industrial Conglomerates (0.8%):
2,384	Carlisle Cos., Inc.	57,312
3,061	Harsco Corp.	86,626
2,677	Patriot Coal Corp.*	17,079
1,545	Teleflex, Inc.	69,262

		230,279

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Industrial REIT (0.4%):
5,591	AMB Property Corp.	$105,167

Insurance (4.7%):
2,939	American Financial Group, Inc.	63,424
3,808	Arthur J. Gallagher & Co.	81,263
4,532	Brown & Brown, Inc.	90,323
2,393	Everest Re Group, Ltd.	171,267
9,007	Fidelity National Financial, Inc., Class A	121,865
3,627	First American Corp.	93,976
2,000	Hanover Insurance Group, Inc. (The)	76,220
4,431	HCC Insurance Holdings, Inc.	106,388
1,547	Horace Mann Educators Corp.	15,424
1,322	Mercury General Corp.	44,194
9,226	Old Republic International Corp.	90,876
3,244	Protective Life Corp.	37,111
2,834	Reinsurance Group of America, Inc.	98,935
1,913	StanCorp Financial Group, Inc.	54,865
1,805	Unitrin, Inc.	21,696
5,417	W.R. Berkley Corp.	116,303
3,312	Waddell & Reed Financial, Inc., Class A	87,337

		1,371,467

Internet & Catalog Retail (0.9%):
1,622	Netflix, Inc.*	67,054
1,617	Priceline.com, Inc.*	180,376

		247,430

Internet Software & Services (1.1%):
1,447	Digital River, Inc.*	52,555
1,521	Equinix, Inc.*	110,638
3,072	F5 Networks, Inc.*	106,260
3,394	ValueClick, Inc.*	35,705

		305,158

IT Services (1.8%):
2,529	Acxiom Corp.	22,331
5,472	Broadridge Financial Solutions, Inc.	90,726
1,593	DST Systems, Inc.*	58,861
2,211	Gartner Group, Inc.*	33,740
3,132	Global Payments, Inc.	117,325
822	ManTech International Corp., Class A*	35,379
2,879	NeuStar, Inc., Class A*	63,799
1,656	SRA International, Inc., Class A*	29,079
1,954	Tech Data Corp.*	63,915

		515,155

Life Sciences Tools & Services (1.8%):
2,791	Affymetrix, Inc.*	16,550
718	Bio-Rad Laboratories, Inc., Class A*	54,195
2,605	Charles River Laboratories International, Inc.*	87,919
2,470	Covance, Inc.*	121,524
4,594	Pharmaceutical Product Development, Inc.	106,673
1,464	Techne Corp.	93,418
1,134	Varian, Inc.*	44,713

		524,992

Machinery (4.0%):
3,580	AGCO Corp.*	104,071
2,919	Bucyrus International, Inc., Class A	83,367
1,766	Crane Co.	39,399
2,935	Donaldson Co., Inc.	101,668
1,867	Federal Signal Corp.	14,283
2,327	Graco, Inc.	51,241
3,048	IDEX Corp.	74,889
3,982	Joy Global, Inc.	142,237
2,855	Kennametal, Inc.	54,759
1,659	Lincoln Electric Holdings, Inc.	59,790
1,259	Nordson Corp.	48,673
3,833	Pentair, Inc.	98,201
1,934	Spx Corp.	94,708
4,132	Terex Corp.*	49,873
3,319	Timken Co.	56,689
3,101	Trinity Industries, Inc.	42,236
700	Valmont Industries, Inc.	50,456

		1,166,540

Marine (0.1%):
1,534	Alexander & Baldwin, Inc.	35,957

Media (0.6%):
2,956	DreamWorks Animation SKG, Inc., Class A*	81,556
1,909	Marvel Entertainment, Inc.*	67,941
941	Scholastic Corp.	18,623

		168,120

Metals & Mining (1.6%):
1,724	Carpenter Technology Corp.	35,876
5,121	Cliffs Natural Resources, Inc.	125,311
4,381	Commercial Metals Co.	70,227
2,486	Reliance Steel & Aluminum Co.	95,438
7,314	Steel Dynamics, Inc.	107,735
2,345	Worthington Industries, Inc.	29,993

		464,580

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multi-Utilities (2.2%):
4,310	Alliant Energy Corp.	$112,620
1,535	Black Hills Corp.	35,290
7,141	MDU Resources Group, Inc.	135,465
4,152	NSTAR	133,321
3,647	OGE Energy Corp.	103,283
3,394	PNM Resources, Inc.	36,350
3,166	Vectren Corp.	74,179

		630,508

Multiline Retail (0.9%):
1,850	99 Cents Only Stores*	25,123
3,486	Dollar Tree, Inc.*	146,761
2,027	J. Crew Group, Inc.*	54,770
5,571	Saks, Inc.*	24,679

		251,333

Office Electronics (0.2%):
2,270	Zebra Technologies Corp., Class A*	53,708

Office REIT (0.2%):
2,937	SL Green Realty Corp.	67,375

Oil, Gas & Consumable Fuels (4.6%):
5,567	Arch Coal, Inc.	85,565
1,446	Bill Barrett Corp.*	39,707
3,250	Cimarex Energy Co.	92,105
1,813	Comstock Resources, Inc.*	59,920
2,022	Encore Acquisition Co.*	62,379
2,409	Exterran Holdings, Inc.*	38,640
4,298	Forest Oil Corp.*	64,126
4,055	Frontier Oil Corp.	53,161
3,845	Helix Energy Solutions Group, Inc.*	41,795
4,103	Helmerich & Payne, Inc.	126,660
3,803	Mariner Energy, Inc.*	44,685
5,171	Newfield Exploration Co.*	168,937
936	Overseas Shipholding Group, Inc.	31,861
4,732	Plains Exploration & Production Co.*	129,468
6,734	Pride International, Inc.*	168,754
4,419	Quicksilver Resources, Inc.*	41,052
3,046	Superior Energy Services, Inc.*	52,604
3,388	Williams-Sonoma, Inc.	40,216

		1,341,635

Paper & Forest Products (0.5%):
1,557	Potlatch Corp.	37,819
3,079	Rayonier, Inc.	111,922

		149,741

Personal Products (0.5%):
3,332	Alberto-Culver Co.	84,733
2,140	NBTY, Inc.*	60,177

		144,910

Pharmaceuticals (1.7%):
4,553	Endo Pharmaceuticals Holdings, Inc.*	81,590
2,220	Medicis Pharmaceutical Corp., Class A	36,230
2,259	OSI Pharmaceuticals, Inc.*	63,771
3,027	Perrigo Co.	84,090
4,260	Sepracor, Inc.*	73,783
908	United Therapeutics Corp.*	75,664
3,208	Valeant Pharmaceuticals, Inc.*	82,510

		497,638

Real Estate Investment Trusts (REITs) (2.2%):
1,537	Alexandria Real Estate Equities, Inc.	55,009
2,249	Corporate Office Properties Trust	65,963
1,762	Cousins Properties, Inc.	14,977
8,867	Duke Realty Corp.	77,764
2,785	Highwoods Properties, Inc.	62,301
4,400	Hospitality Properties Trust	52,316
2,984	Mack-Cali Realty Corp.	68,035
3,993	Nationwide Health Properties, Inc.	102,780
3,225	OMEGA Healthcare Investors, Inc.	50,052
4,072	Realty Income Corp.	89,258

		638,455

Real Estate Management & Development (0.4%):
1,616	Jones Lang LaSalle, Inc.	52,892
4,026	Weingarten Realty Investors	58,417

		111,309

Residential REITs (0.6%):
2,001	BRE Properties, Inc.	47,544
2,557	Camden Property Trust	70,573
5,995	UDR, Inc.	61,928

		180,045

Retail REITs (1.0%):
1,270	Equity One, Inc.	16,840
2,303	Federal Realty Investment Trust	118,650
3,143	Macerich Co. (The)	55,347
3,068	Regency Centers Corp.	107,104

		297,941

Road & Rail (1.3%):
1,804	Con-way, Inc.	63,699
3,198	J.B. Hunt Transport Services, Inc.	97,635

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Road & Rail, continued

3,573	Kansas City Southern Industries, Inc.*	$57,561
2,018	Landstar System, Inc.	72,466
1,873	Wabtec Corp.	60,255
1,711	Werner Enterprises, Inc.	31,003

		382,619

Semiconductors & Semiconductor Equipment (2.1%):
17,532	Atmel Corp.*	65,394
3,452	Cree, Inc.*	101,454
4,848	Fairchild Semiconductor International, Inc.*	33,888
6,450	Integrated Device Technology, Inc.*	38,958
2,829	International Rectifier Corp.*	41,898
4,756	Intersil Corp., Class A	59,783
4,905	Lam Research Corp.*	127,530
10,328	RF Micro Devices, Inc.*	38,833
2,375	Semtech Corp.*	37,786
1,749	Silicon Laboratories, Inc.*	66,357

		611,881

Software (2.8%):
1,376	ACI Worldwide, Inc.*	19,209
613	Advent Software, Inc.*	20,100
3,449	Ansys, Inc.*	107,471
10,058	Cadence Design Systems, Inc.*	59,342
1,636	FactSet Research Systems, Inc.	81,587
3,144	Jack Henry & Associates, Inc.	65,238
3,192	Macrovision Solutions Corp.*	69,618
3,403	Mentor Graphics Corp.*	18,614
3,182	Micros Systems, Inc.*	80,568
4,366	Parametric Technology Corp.*	51,039
3,214	Sybase, Inc.*	100,727
5,593	Synopsys, Inc.*	109,119
2,684	Wind River Systems, Inc.*	30,759

		813,391

Specialty Retail (4.5%):
2,138	Aaron’s, Inc.	63,755
3,685	Advance Auto Parts	152,891
2,561	Aeropostale, Inc.*	87,765
8,032	American Eagle Outfitters, Inc.	113,813
2,290	AnnTaylor Stores Corp.*	18,274
1,452	Barnes & Noble, Inc.	29,955
2,536	Callaway Golf Co.	12,858
8,586	CarMax, Inc.*	126,214
6,918	Chico’s FAS, Inc.*	67,312
1,616	Coldwater Creek, Inc.*	9,793
3,319	Dick’s Sporting Goods, Inc.*	57,087
6,043	Foot Locker, Inc.	63,270
2,340	Guess?, Inc.	60,325
4,956	PetSmart, Inc.	106,356
2,578	Rent-A-Center, Inc.*	45,966
4,913	Ross Stores, Inc.	189,642
4,366	Urban Outfitters, Inc.*	91,118

		1,296,394

Textiles, Apparel & Luxury Goods (1.1%):
2,493	Collective Brands, Inc.*	36,323
1,800	Fossil, Inc.*	43,344
3,651	Hanesbrands, Inc*	54,802
2,009	Phillips-Van Heusen Corp.	57,638
1,688	Timberland Co., Class A*	22,400
1,428	Under Armour, Inc.*	31,959
1,816	Warnaco Group, Inc. (The)*	58,838

		305,304

Thrifts & Mortgage Finance (1.0%):
3,217	Astoria Financial Corp.	27,602
5,689	First Niagara Financial Group, Inc.	64,968
13,440	New York Community Bancorp, Inc.	143,674
3,449	Washington Federal, Inc.	44,837

		281,081

Tobacco (0.1%):
989	Universal Corp.	32,746

Trading Companies & Distributors (0.4%):
1,891	GATX Corp.	48,637
1,751	MSC Industrial Direct Co., Inc., Class A	62,125
2,415	United Rentals, Inc.*	15,673

		126,435

Water Utilities (0.3%):
5,149	Aqua America, Inc.	92,167

Wireless Telecommunication Services (0.5%):
2,039	Syniverse Holdings, Inc.*	32,685
3,926	Telephone and Data Systems, Inc.	111,106

		143,791

Total Common Stocks (Cost $26,936,857)		27,763,577

Exchange Traded Fund (4.2%):
11,533	Midcap SPDR Trust Series 1	1,214,540

Total Exchange Traded Fund (Cost $1,227,184)

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Investment Company (0.0%):
11,958	Dreyfus Treasury Prime Cash Management, 0.09%(a)	$11,958

Total Investment Company (Cost $11,958)		11,958

Total Investment Securities (Cost $28,175,999)(b) — 99.9%		28,990,075
Net other assets (liabilities) — 0.1%		31,504

Net Assets — 100.0%		$29,021,579

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $28,183,309. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,662,704
Unrealized depreciation	(855,938)

Net unrealized appreciation	$806,766

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	99.4%
Bermuda	0.6%

Total	100.0%

Futures Contracts

As of June 30, 2009 the Fund’s open future contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 400 Index E-Mini September Futures	Long	9/09	4	$296

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Mid Cap
Index Fund

Assets:
Investment securities, at cost	$28,175,999

Investment securities, at value	$28,990,075
Interest and dividends receivable	33,219
Receivable for capital shares issued	9,808
Receivable for investments sold	455,974
Receivable for variation margin on futures contracts	296

Total Assets	29,489,372

Liabilities:
Payable for investments purchased	448,858
Payable for capital shares redeemed	4,519
Manager fees payable	6,004
Administration fees payable	1,104
Distribution fees payable	6,004
Administrative and compliance services fees payable	52
Trustee fees payable	52
Other accrued liabilities	1,200

Total Liabilities	467,793

Net Assets	$29,021,579

Net Assets Consist of:
Capital	$28,069,571
Accumulated net investment income/(loss)	68,477
Accumulated net realized gains/(losses) from investment transactions	69,159
Net unrealized appreciation/(depreciation) on investments	814,372

Net Assets	$29,021,579

Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,803,947
Net Asset Value (offering and redemption price per share)	$10.35

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
Mid Cap
Index Fund(a)

Investment Income:
Dividends	$95,594

Total Investment Income	95,594

Expenses:
Manager fees	11,398
Administration fees	2,116
Distribution fees	11,323
Custodian fees	977
Administrative and compliance service fees	52
Trustees’ fees	67
Professional fees	177
Shareholder reports	82
Other expenses	925

Total expenses	27,117

Net Investment Income/(Loss)	68,477

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	69,159
Change in unrealized appreciation/(depreciation) on investments	814,372

Net Realized/Unrealized Gains/(Losses) on Investments	883,531

Change in Net Assets Resulting From Operations	$952,008

(a)	For the Period May 1, 2009 (commencement of operations) to June 30, 2009.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL
Mid Cap
Index Fund
May 1, 2009 to
June 30, 2009(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$68,477
Net realized gains/(losses) on investment transactions	69,159
Change in unrealized appreciation/(depreciation) on investments	814,372

Change in net assets resulting from operations	952,008

Capital Transactions:
Proceeds from shares issued	28,383,587
Value of shares redeemed	(314,016)

Change in net assets resulting from capital transactions	28,069,571

Change in net assets	29,021,579
Net Assets:
End of period	$29,021,579

Accumulated net investment income/(loss)	$68,477

Share Transactions:
Shares issued	2,834,973
Shares redeemed	(31,026)

Change in shares	2,803,947

(a)	Period from commencement of operations.

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

May 1, 2009
to
June 30, 2009(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.33

Total from Investment Activities	0.35

Net Asset Value, End of Period	$10.35

Total Return(b)(c)	3.50%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$29,022
Net Investment Income/(Loss)(d)	0.18%
Expenses Before Reductions(d)	0.60%
Portfolio Turnover Rate(c)	3.47%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Mid Cap Index Fund (the “Fund”), commenced operations on May 1, 2009. The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at May 1, 2009	—
Futures Opened	4
Futures Closed	—

Outstanding at June 30, 2009	4

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Securities, at value, variation margin on futures contracts	$296	Variation margin on futures contracts	$—

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains (losses) on securities transactions, futures transactions /change in unrealized appreciation/ depreciation on investments	$—	$296

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective May 1, 2009 between the Manager and BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as he Subadviser of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.60%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Mid Cap Index Fund	0.25%	0.60%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $129 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$27,592,310	$—	$27,592,310
Common Stocks — Foreign(a)	171,267	—	171,267
Exchange Traded Funds	1,214,540	—	1,214,540
Investment Companies	11,958	—	11,958

Total Investment Securities	28,990,075	—	28,990,075

Other Financial Instruments*	296	—	296

Total Investments	$28,990,371	$—	$28,990,371

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Mid Cap Index Fund	$29,058,870	$963,979

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

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ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management, LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser. The Subadviser for the AZL Mid Cap Index Fund (the “Fund”) is BlackRock Investment Management, LLC (“BlackRock Investment”). The Fund commenced operation on May 1, 2009.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Fund is offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place the Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees.

In assessing the Manager’s and BlackRock Investment’s (collectively, the “Advisory Organizations”) performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreement (the “Subadvisory Agreement”) with BlackRock Investment. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

21

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Fund.

The Advisory Agreement was most recently considered and the Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) were initially and most recently considered at an “in person” Board of Trustees meeting held February 21, 2009, at which time the Board of Trustees approved the creation of the Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust with respect to the Fund for the period ending April 30, 2010. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers (including BlackRock Investment) that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and expected to be provided by BlackRock Investment and noted that the scope of such services had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and BlackRock Investment are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Fund under the Agreements.

22

(2) The investment performance of the Fund, the Manager and the Subadviser. In connection with the meeting held February 21, 2009, Trustees received information on the performance results of a comparable “mid cap index” fund managed by BlackRock Investment for various time periods over the last seven years. Such performance information included information on absolute total return, performance versus the S&P Mid Cap 400 Index, and performance versus the peer group. At the Board of Trustees meeting held February 21, 2009, the Trustees determined that the overall investment performance of the Fund was expected to be acceptable.

As part of its responsibilities, the Manager maintains a “watch list,” which is reviewed by and discussed at least quarterly with the Board of Trustees. Funds may be on the watch list for underperformance, if a change has been made in a Subadviser’s portfolio manager(s), if the Subadviser is the subject of regulatory concerns, whether assets in the Fund are likely to achieve “critical mass,” or for other reasons. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Fund. The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Fund is subject. Under the Advisory Agreement the Manager receives investment advisory fees from the Fund; under the Subadvisory Agreement, the Manager pays BlackRock Investment advisory fees with respect to the Fund. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information is provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Fund are below the average level of fees paid by the Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the Fund’s overall total expense ratio would be below average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Fund was not unreasonable.

At “in person” Board of Trustees meetings held October 21 and 22, 2008, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2005 through the end of 2008 (projected). The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationships with the other Funds which are part of the Trust or the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the estimated profitability of BlackRock Investment in connection with its relationship with the Fund. The Manager assured the Board of Trustees that the Subadvisory Agreement with BlackRock Investment was negotiated on an “arm’s length” basis, so that arguably, such profitability information should be less relevant. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to BlackRock Investment subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, although the Subadvisory Agreement has such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its

23

manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the FOF Trust as of December 31, 2008 were approximately $5.8 billion, and that no single Fund had assets in excess of $1,068 million.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2009, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s Advisory Agreement was acceptable under the Fund’s circumstances.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Money Market Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Money Market Fund	$1,000.00	$1,002.20	$3.48	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Money Market Fund	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Money Market Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Certificates of Deposit	33.8%
Commercial Paper	43.0
Corporate Bonds	5.2
U.S. Government Agency Mortgages	13.5
U.S. Treasury Obligations	6.0

101.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (33.8%):
Yankee Dollar Certificate of Deposit (33.8%):
$11,900,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.97%, 7/1/09	$11,900,000
7,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.86%, 7/15/09	7,000,013
4,500,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.80%, 7/16/09	4,500,000
12,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/3/09	12,000,109
10,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 1.07%, 10/29/09	10,000,331
5,000,000	Bank of Montreal, 0.35%, 9/14/09	5,000,000
12,000,000	Barclays Bank PLC, NY, 0.73%, 8/7/09	12,000,000
10,000,000	BNP Paribas, NY, 0.74%, 7/6/09	10,000,000
8,000,000	BNP Paribas, NY, 1.17%, 7/8/09	8,000,000
5,000,000	BNP Paribas, NY, 0.65%, 11/20/09	5,000,000
10,000,000	BNP Paribas, NY, 0.56%, 11/30/09	10,000,000
10,000,000	BNP Paribas, NY, 0.55%, 12/4/09	10,000,000
15,000,000	Credit Agricole SA, 0.61%, 12/29/09	15,000,000
10,000,000	Deutsche Bank AG, NY, 0.50%, 8/11/09	10,000,000
5,000,000	Dexia Credit Local, NY, 0.47%, 7/21/09	5,000,028
5,000,000	DnB NOR Bank ASA, NY, 1.42%, 10/27/09	5,000,000
20,000,000	Intesa SanPaolo SPA, NY, 0.84%, 7/1/09	20,000,000
5,000,000	Intesa SanPaolo SPA, NY, 0.90%, 8/31/09	5,000,000
5,000,000	Intesa SanPaolo SPA, NY, 0.52%, 10/20/09	5,000,000
5,000,000	Intesa SanPaolo SPA, NY, 0.60%, 12/11/09	5,000,000
20,000,000	Lloyds TSB Bank PLC, NY, 1.05%, 7/21/09	20,000,000
12,000,000	Lloyds TSB Bank PLC, NY, 1.04%, 7/22/09	12,000,000
10,000,000	Lloyds TSB Bank PLC, NY, 0.56%, 9/15/09	10,000,000
8,100,000	Mizuho Corp. Bank, NY, 0.65%, 8/6/09	8,100,000
15,000,000	Rabobank Nederland NV, 0.85%, 8/3/09	15,000,000
5,500,000	Rabobank Nederland NV, 0.50%, 11/30/09	5,500,000
15,000,000	Rabobank Nederland NV, 1.02%, 5/4/10(a)	15,000,000
10,000,000	Rabobank Nederland NV, 0.61%, 6/25/10(a)	10,000,000
11,000,000	Royal Bank of Scotland PLC, NY, 1.25%, 7/9/09	11,000,000
2,000,000	Royal Bank of Scotland PLC, NY, 1.23%, 7/14/09	2,000,000
10,000,000	Royal Bank of Scotland PLC, NY, 0.64%, 9/3/09	10,000,000
4,500,000	Royal Bank of Scotland PLC, NY, 0.63%, 9/18/09	4,500,099
8,000,000	Royal Bank of Scotland PLC, NY, 0.63%, 9/30/09	8,000,000
10,000,000	Societe Generale, NY, 1.05%, 7/13/09	10,000,000
12,000,000	Svenska Handelsbanken AB, NY, 0.83%, 11/9/09	12,000,435
15,000,000	Svenska Handelsbanken AB, NY, 0.62%, 11/30/09	15,000,316
10,000,000	UBS AG, NY, 1.25%, 7/6/09	10,000,000
10,000,000	UBS AG, NY, 1.21%, 7/13/09	10,000,000
8,500,000	UBS AG, NY, 1.18%, 7/15/09	8,500,000
16,000,000	UBS AG, NY, 1.16%, 7/31/09	16,000,597

		388,001,928

Total Certificates of Deposit (Cost $388,001,928)		388,001,928

Commercial Paper (43.0%):
Asset Backed Securities (25.4%):
30,000,000	Atlantis One Funding Corp., 0.45%, 8/5/09(b)(c)	29,986,875
5,000,000	Atlantis One Funding Corp., 0.40%, 9/9/09(b)(c)	4,996,111
10,000,000	Cancara Assett Securitisation LLC, 0.75%, 7/7/09(b)(c)	9,998,750
10,000,000	Cancara Assett Securitisation LLC, 0.35%, 7/8/09(b)(c)	9,999,320
10,000,000	Cancara Assett Securitisation LLC, 0.50%, 8/14/09(b)(c)	9,993,889
6,880,000	Erasmus Capital Corp., 0.37%, 7/10/09(b)(c)	6,879,364

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Asset Backed Securities, continued

$10,000,000	Erasmus Capital Corp., 0.55%, 7/14/09(b)(c)	$9,998,014
4,211,000	Erasmus Capital Corp., 0.50%, 7/17/09(b)(c)	4,210,064
2,000,000	Erasmus Capital Corp., 0.50%, 9/1/09(b)(c)	1,998,278
7,643,000	Fairway Finance Corp. LLC, 0.42%, 7/8/09(b)(c)	7,642,376
10,000,000	Fairway Finance Corp. LLC, 0.36%, 9/21/09(b)(c)	9,991,800
7,000,000	Nieuw Amsterdam Receivables Corp, 1.05%, 7/2/09(b)(c)	6,999,796
10,000,000	Nieuw Amsterdam Receivables Corp., 0.45%, 7/13/09(b)(c)	9,998,500
5,000,000	Nieuw Amsterdam Receivables Corp., 1.00%, 7/22/09(b)(c)	4,997,083
10,000,000	Nieuw Amsterdam Receivables Corp., 0.95%, 7/24/09(b)(c)	9,993,931
10,000,000	Nieuw Amsterdam Receivables Corp., 0.70%, 8/11/09(b)(c)	9,992,028
8,000,000	Nieuw Amsterdam Receivables Corp., 0.46%, 9/10/09(b)(c)	7,992,742
6,376,000	Old Line Funding LLC, 0.45%, 8/4/09 (c)	6,373,290
20,000,000	Royal Bank of Scotland PLC, 1.08%, 7/31/09(b)	19,982,000
25,000,000	Scaldis Capital LLC, 0.60%, 8/3/09(b)(c)	24,986,250
7,000,000	Scaldis Capital LLC, 0.62%, 8/26/09(b)(c)	6,993,249
5,500,000	Societe Generale, NA, 1.40%, 7/7/09(b)	5,498,726
10,000,000	Societe Generale, NA, 0.57%, 8/4/09(b)	9,994,617
10,000,000	Societe Generale, NA, 0.76%, 8/31/09(b)	9,987,122
23,000,000	Solitaire Funding LLC, 0.39%, 7/29/09(b)(c)	22,993,023
8,000,000	Straight-A Funding LLC, 0.50%, 8/3/09(b)(c)	7,996,333
10,000,000	Straight-A Funding LLC, 0.43%, 8/10/09(b)(c)	9,995,222
6,000,000	Straight-A Funding LLC, 0.39%, 8/18/09(b)(c)	5,996,880
5,000,000	Straight-A Funding LLC, 0.37%, 9/10/09(b)(c)	4,996,351

		291,461,984

Commercial Banks (6.7%):
15,500,000	Banco Bilbao Vizcaya Argentaria SA, 1.01%, 11/13/09(b)(c)	15,441,875
3,000,000	Banco Santander Central Hispano, 1.66%, 8/3/09(b)	2,995,462
26,853,000	Dexia Delaware LLC, 0.24%, 7/1/09(b)	26,853,000
10,500,000	DnB NOR Bank ASA, 0.66%, 12/10/09(b)(c)	10,468,815
12,000,000	DnB NOR Bank ASA, 0.52%, 12/21/09(b)(c)	11,970,013
10,000,000	DnB NOR Bank ASA, NY, 1.46%, 7/22/09(b)(c)	9,991,542

		77,720,707

Diversified Financial Services (10.9%):
16,000,000	Danske Corp., 0.49%, 8/10/09(b)(c)	15,991,289
2,000,000	Danske Corp., 0.39%, 9/8/09(b)(c)	1,998,524
10,000,000	Danske Corp., 0.76%, 11/2/09(b)(c)	9,973,994
7,000,000	ING US Funding LLC, 0.80%, 7/6/09(b)	6,999,222
15,000,000	ING US Funding LLC, 0.68%, 7/23/09(b)	14,993,767
10,000,000	ING US Funding LLC, 0.40%, 9/4/09(b)	9,992,778
5,000,000	ING US Funding LLC, 0.42%, 9/9/09(b)	4,995,917
20,000,000	Tempo Finance Corp., 0.55%, 7/6/09(b)(c)	19,998,472
8,392,000	Tempo Finance Corp., 0.55%, 7/13/09(b)(c)	8,390,462
17,000,000	Tempo Finance Corp., 0.42%, 8/5/09(b)(c)	16,993,058
15,000,000	UBS Finance Delaware LLC, 0.70%, 8/20/09(b)	14,985,625

		125,313,108

Total Commercial Paper (Cost $494,495,799)		494,495,799

Corporate Bonds (5.2%):
Commercial Banks (2.6%):
5,600,000	Bank of Montreal, Chicago, 0.82%, 10/5/09(a)(c)	5,600,000
3,700,000	ING Bank NV, 0.98%, 8/24/09(a)(c)	3,700,000

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Commercial Banks, continued

$6,635,000	KBC Bank NV, 0.49%, 7/1/11, MTN(a)	$6,635,000
5,050,000	Lloyds TSB Group PLC, 1.29%, 8/7/09(a)(c)	5,050,000
4,650,000	Nordea Bank AB, 1.45%, 10/23/09(a)(c)	4,650,000
3,450,000	Wachovia Bank NA, 1.59%, 8/4/09(a)	3,450,000

		29,085,000

Household Products (2.5%):
29,000,000	Procter & Gamble International Funding SCA, 1.02%, 5/7/10(a)	29,000,000

Insurance (0.1%):
1,360,000	ING USA Global Funding Trust VI, 1.08%, 9/18/09, MTN(a)	1,360,000

Total Corporate Bonds (Cost $59,445,000)		59,445,000

U.S. Government Agency Mortgages (13.5%):
Federal Home Loan Bank (4.9%)
4,600,000	0.60%, 8/12/09(b)	4,596,834
5,395,000	0.22%, 8/14/09(a)	5,394,935
4,500,000	0.61%, 8/14/09(b)	4,496,700
8,200,000	0.60%, 8/25/09(b)	8,192,609
7,000,000	0.63%, 9/1/09(b)	6,992,525
3,349,000	0.65%, 9/17/09(b)	3,344,356
5,805,000	0.73%, 2/5/10(a)	5,805,000
6,270,000	0.82%, 2/26/10(a)	6,270,000
10,600,000	1.00%, 7/9/10(a)	10,597,825

		55,690,784

Federal Home Loan Mortgage Corporation (7.0%)
11,130,000	0.56%, 8/11/09(b)	11,122,965
9,635,000	0.60%, 8/17/09(b)	9,627,574
6,000,000	0.61%, 9/1/09(b)	5,993,800
20,000,000	0.55%, 9/30/09(b)	19,972,700
6,000,000	1.04%, 7/14/10(a)	5,997,831
5,030,000	0.64%, 8/24/10(a)	5,030,248
5,160,000	0.63%, 9/3/10(a)	5,158,785
18,000,000	0.90%, 5/5/11(a)	17,990,811

		80,894,714

Federal National Mortgage Association (1.6%)
4,700,000	0.61%, 8/19/09(b)	4,696,162
5,745,000	0.97%, 8/5/10(a)	5,742,706
8,000,000	0.80%, 5/13/11(a)	8,002,837

		18,441,705

Total U.S. Government Agency Mortgages (Cost $155,027,203)		155,027,203

U.S. Treasury Obligations (6.0%):
U.S. Treasury Bills (6.0%)
6,200,000	0.39%, 8/6/09(b)	6,197,582
5,500,000	0.45%, 8/13/09(b)	5,497,076
12,000,000	0.36%, 9/3/09(b)	11,992,427
10,000,000	0.40%, 9/10/09(b)	9,992,072
25,000,000	0.61%, 11/19/09(b)	24,940,271
11,000,000	0.55%, 7/1/10(b)	10,939,384

Total U.S. Treasury Obligations (Cost $69,558,812)		69,558,812

Total Investment Securities (Cost $1,166,528,742) — 101.5%		1,166,528,742
Net other assets (liabilities) — (1.5)%		(17,541,031)

Net Assets — 100.0%		$1,148,987,711

Percentages indicated are based on net assets as of June 30, 2009.

LLC—Limited Liability Co.

MTN—Medium Term Note

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2009. The date presented represents the final maturity date.

(b)	The rate presented represents the effective yield at June 30, 2009.

(c)	Rule 144A, Section 4 (2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Money
Market Fund

Assets:
Investment securities, at cost	$1,166,528,742

Investment securities, at value	$1,166,528,742
Interest and dividends receivable	877,075
Receivable for capital shares issued	79,574
Prepaid expenses	12,495

Total Assets	1,167,497,886

Liabilities:
Cash overdraft	12,594
Payable for investments purchased	17,574,384
Distributions payable	79,571
Manager fees payable	336,175
Administration fees payable	46,139
Distribution fees payable	240,126
Administrative and compliance services fees payable	36,065
Trustee fees payable	2,035
Other accrued liabilities	183,086

Total Liabilities	18,510,175

Net Assets	$1,148,987,711

Net Assets Consist of:
Capital	$1,148,920,472
Accumulated net realized gains/(losses) from investment transactions	67,239

Net Assets	$1,148,987,711

Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,148,921,113
Net Asset Value (offering and redemption price per share)	$1.00

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Money
Market Fund

Investment Income:
Interest	$6,306,133
Dividends	275

Total Investment Income	6,306,408

Expenses:
Manager fees	1,979,477
Administration fees	277,102
Distribution fees	1,413,915
Custodian fees	10,553
Administrative and compliance service fees	36,065
Trustees’ fees	63,713
Professional fees	113,415
Shareholder reports	61,832
Other expenses	24,666

Total expenses	3,980,738

Net Investment Income/(Loss)	2,325,670

Net Realized Gains/(Losses) on Securities Transactions	39,691

Change in Net Assets Resulting From Operations	$2,365,361

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Money Market Fund
	For the Six	For the Year
	Months Ended	Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,325,670	$18,270,683
Net realized gains/(losses) on investment transactions	39,691	33,863

Change in net assets resulting from operations	2,365,361	18,304,546

Dividends to Shareholders:
From net investment income	(2,325,670)	(18,270,682)

Change in net assets resulting from dividends to shareholders	(2,325,670)	(18,270,682)

Capital Transactions:
Proceeds from shares issued	483,907,274	748,596,810
Proceeds from dividends reinvested	2,325,670	18,270,682
Value of shares redeemed	(366,571,203)	(334,475,696)

Change in net assets resulting from capital transactions	119,661,741	432,391,796

Change in net assets	119,701,432	432,425,660
Net Assets:
Beginning of period	1,029,286,279	596,860,619

End of period	$1,148,987,711	$1,029,286,279

Share Transactions:
Shares issued	483,907,274	748,596,810
Dividends reinvested	2,325,670	18,270,682
Shares redeemed	(366,571,203)	(334,475,696)

Change in shares	119,661,741	432,391,796

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.02	0.05	0.04	0.03	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	—	(a)	— (a)	— (a)	— (a)	— (a)	— (a)

Total from Investment Activities	—	(a)	0.02	0.05	0.04	0.03	0.01

Dividends to Shareholders From:
Net Investment Income	—	(a)	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Total Dividends	—	(a)	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(b)(c)	0.22%		2.44%	4.79%	4.43%	2.57%	0.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$1,148,988		$1,029,286	$596,861	$404,406	$330,910	$236,639
Net Investment Income/(Loss)(d)	0.41%		2.36%	4.66%	4.41%	2.58%	0.70%
Expenses Before Reductions(d)	0.70%		0.69%	0.69%	0.69%	0.74%	0.78%
Expenses Net of Reductions(d)	0.70%		0.69%	0.69%	0.69%	0.74%	0.78%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Money Market Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager and BlackRock Institutional Management Corporation (“BlackRock Institutional”), BlackRock Institutional provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.87%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Money Market Fund	0.35%	0.87%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

Effective March 17, 2009, the Manager has voluntarily undertaken to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily net investment income for the Fund of 0.00%. The Distributor may waive its

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Rule 12b-1 fees. The amount waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:

1.	The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2.	The repayments must be made no later than three years after the end of the fiscal year in which the waiver, reimbursement, or payment took place.
3.	Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.

The ability of the Manager and/or the Distributor to receive such payments could negatively affect the Fund’s future yield. For the period ended June 30, 2009 the Fund has not waived any fees.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $30,892 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Certificates of Deposit	$—	$388,001,928	$388,001,928
Commercial Paper	—	494,495,799	494,495,799
Corporate Bonds	—	59,445,000	59,445,000
U.S. Government Agency Mortgages	—	155,027,203	155,027,203
U.S. Treasury Obligations	—	69,558,812	69,558,812

Total Investment Securities	$—	$1,166,528,742	$1,166,528,742

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Money Market Fund	$19,016,650	$—	$19,016,650

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Total
	Ordinary	Accumulated	Accumulated
	Income	Earnings	Earnings
AZL Money Market Fund	$27,548	$27,548	$27,548

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® NACM International Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NACM International Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL NACM International Fund	$1,000.00	$996.10	$6.98	1.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL NACM International Fund	$1,000.00	$1,017.80	$7.05	1.41%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NACM International Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.7%
Automobiles	3.3
Beverages	0.7
Capital Markets	2.9
Chemicals	1.3
Commercial Banks	10.1
Commercial Services & Supplies	0.8
Construction & Engineering	1.5
Construction Materials	1.2
Consumer Finance	0.3
Containers & Packaging	0.3
Diversified REIT	0.3
Diversified Telecommunication Services	3.9
Electric Utilities	4.1
Electronic Equipment & Instruments	1.9
Energy Equipment & Services	0.4
Food & Staples Retailing	3.0
Food Products	2.6
Gas Utilities	0.4
Household Durables	0.5
Industrial Conglomerates	0.9
Insurance	7.3
IT Services	2.1
Machinery	0.5
Media	1.2
Metals & Mining	5.5
Multi-Utilities	0.9
Office Electronics	0.3
Oil, Gas & Consumable Fuels	10.2
Paper & Forest Products	0.8
Pharmaceuticals	8.7
Real Estate Investment Trusts (REITs)	1.0
Real Estate Management & Development	1.0
Road & Rail	0.5
Software	1.2
Specialty Retail	2.0
Tobacco	1.6
Trading Companies & Distributors	2.9
Wireless Telecommunication Services	2.4
Right	0.0
Investment Company	5.3

97.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.2%):
Aerospace & Defense (1.7%):
17,653	BAE Systems plc	$98,528
3,520	Finmeccanica SpA	49,666

		148,194

Automobiles (3.3%):
2,224	Bayerische Motoren Werke AG (BMW)	83,954
3,200	Honda Motor Co.	87,634
11,500	NISSAN MOTOR Co., Ltd.	69,439
1,500	Toyota Motor Corp.	56,715

		297,742

Beverages (0.7%):
766	Anheuser-Busch Inbev NV	27,728
2,617	Diageo plc	37,578

		65,306

Capital Markets (2.9%):
1,893	Credit Suisse Group SA, Registered Shares	86,435
2,121	Deutsche Bank AG, Registered Shares	129,160
5,300	Nomura Holdings, Inc.	44,411

		260,006

Chemicals (1.3%):
368	K+S AG	20,816
6,000	Nippon Soda Co., Ltd.	26,895
90	Syngenta AG, Registered Shares	20,904
6,000	Tokuyama Corp.	43,841

		112,456

Commercial Banks (10.1%):
17,701	Banco Santander SA	213,593
13,837	Barclays plc	64,442
2,452	BNP Paribas, Inc.	159,103
73,000	BOC Hong Kong Holdings, Ltd.	129,223
3,410	Commonwealth Bank of Australia	106,594
10,078	Credit Agricole SA	126,213
10,700	Mitsubishi UFJ Financial Group, Inc.	65,785
6,000	Sumitomo Trust & Banking Co., Ltd. (The)	32,304

		897,257

Commercial Services & Supplies (0.8%):
8,390	Securitas AB, B Shares	71,449

Construction & Engineering (1.5%):
858	Bilfinger Berger AG	39,840
2,000	COMSYS Holdings Corp.	22,109
5,000	NIPPO Corp.	46,383
582	Vinci SA	26,118

		134,450

Construction Materials (1.2%):
536	HeidelbergCement AG	22,272
511	Italmobiliare SpA*	17,208
21,000	Sumitomo Osaka Cement Co., Ltd.	45,338
11,000	Taiheiyo Cement Corp.	18,839

		103,657

Consumer Finance (0.3%):
2,000	Credit Saison Co., Ltd.	25,258

Containers & Packaging (0.3%):
2,250	Huhtamaki OYJ	23,217

Diversified REIT (0.3%):
340	Fonciere des Regions SA	25,580

Diversified Telecommunication Services (3.9%):
3,312	France Telecom SA	75,241
5,068	Koninklijke KPN NV	69,808
1,100	Nippon Telegraph and Telephone Corp.	44,764
6,874	Telefonica SA	155,852

		345,665

Electric Utilities (4.1%):
2,132	E.ON AG	75,696
29,975	Enel SpA	146,013
4,250	Public Power Corp. SA*	87,461
2,200	Tokyo Electric Power Co., Inc. (The)	56,558

		365,728

Electronic Equipment & Instruments (1.9%):
2,100	Hosiden Corp.	26,598
6,000	Nippon Electric Glass Co., Ltd.	66,891
4,000	Taiyo Yuden Co., Ltd.	43,932
4,000	VTech Holdings, Ltd.	27,418

		164,839

Energy Equipment & Services (0.4%):
2,400	Seadrill, Ltd.	34,499

Food & Staples Retailing (3.0%):
1,677	Delhaize Group	118,060
4,363	J Sainsbury plc	22,523
7,654	Koninklijke Ahold NV	87,943
1,500	Seven & I Holdings Co., Ltd.	35,197

		263,723

Food Products (2.6%):
6,230	Koninklijke Wessanen NV	23,933
36,000	Marine Harvest*	24,283
1,194	Nestle SA, Registered Shares	45,073
36,502	Premier Foods plc	22,110
4,000	Toyo Suisan Kaisha, Ltd.	82,569
10,000	Wilmar International, Ltd.	34,567

		232,535

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Gas Utilities (0.4%):
11,000	Osaka Gas Co., Ltd.	$35,114

Household Durables (0.5%):
38,816	Taylor Wimpey plc*	21,430
38,500	Techtronic Industries Co., Ltd.	26,441

		47,871

Industrial Conglomerates (0.9%):
1,200	Jardine Matheson Holdings, Ltd.	32,831
6,000	Keppel Corp., Ltd.	28,492
534	Wendel	17,298

		78,621

Insurance (7.3%):
1,385	AXA SA	26,181
36,754	Mapfre SA	119,618
19,899	Prudential plc	135,384
47,125	RSA Insurance Group plc	93,499
878	SCOR SE	18,030
13,270	Suncorp-Metway, Ltd.	71,236
2,065	Swiss RE, Registered Shares	68,337
640	Zurich Financial Services AG	113,312

		645,597

IT Services (2.1%):
1,227	Groupe Steria SCA	22,559
4,000	INES Corp.	27,187
105,593	Logica plc	137,515

		187,261

Machinery (0.5%):
10,000	Sasebo Heavy Industries Co., Ltd.	20,868
15,000	SembCorp Marine, Ltd.	27,647

		48,515

Media (1.2%):
2,137	Pearson plc	21,463
3,602	Vivendi	86,274

		107,737

Metals & Mining (5.5%):
1,261	Anglo American plc	36,792
1,052	ArcelorMittal	34,546
1,284	BHP Billiton plc	29,000
1,930	BHP Billiton, Ltd.	52,883
12,562	BlueScope Steel, Ltd.	25,402
10,300	Boliden AB	78,146
700	JFE Holdings, Inc.	23,384
12,760	OneSteel, Ltd.	26,315
3,000	Pacific Metals Co., Ltd.	23,058
587	Rio Tinto plc	20,433
8,000	Sumitomo Metal & Mining Co., Ltd.	112,514
2,355	Xstrata plc	25,970

		488,443

Multi-Utilities (0.9%):
962	RWE AG	76,221

Office Electronics (0.3%):
800	Canon, Inc.	26,042

Oil, Gas & Consumable Fuels (10.2%):
6,563	Caltex Australia, Ltd.	72,900
22,000	Cosmo Oil Co., Ltd.	74,570
7,930	Eni SpA	188,102
16,000	Nippon Mining Holdings, Inc.	82,590
6,296	Repsol YPF SA	141,171
7,149	Royal Dutch Shell plc, B Shares	180,465
3,026	Total SA	163,878

		903,676

Paper & Forest Products (0.8%):
6,800	Svenska Cellulosa AB, B Shares, B Shares	71,599

Pharmaceuticals (8.7%):
4,954	AstraZeneca plc	218,136
13,927	GlaxoSmithKline plc	245,220
2,000	KYORIN Co., Ltd	30,333
1,874	Novartis AG, Registered Shares	76,155
2,758	Sanofi-Aventis	162,184
2,000	Shionogi & Co., Ltd.	38,642

		$770,670

Real Estate Investment Trusts (REITs) (1.0%):
18,150	Brixton plc	12,168
51,487	ING Office Fund	18,927
418	Unibail-Rodamco	62,414

		93,509

Real Estate Management & Development (1.0%):
58,000	Shun Tak Holdings, Ltd.	36,218
4,600	Sponda OYJ*	13,100
4,000	Swire Pacific, Ltd., Class A	40,277

		89,595

Road & Rail (0.5%):
700	East Japan Railway Co.	42,158

Software (1.2%):
1,254	Autonomy Corp. plc*	29,710
200	Nintendo Co., Ltd.	55,049
1,000	Square Enix Holdings Co., Ltd.	23,420

		108,179

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Specialty Retail (2.0%):
300	Fast Retailing Co., Ltd.	$39,079
625	Hennes & Mauritz AB, B Shares	31,262
37,796	Kingfisher plc	110,789

		181,130

Tobacco (1.6%):
5,166	British American Tobacco plc	142,696

Trading Companies & Distributors (2.9%):
16,000	Itochu Corp.	110,528
14,000	Marubeni Corp.	61,860
40,000	Noble Group, Ltd.	50,090
15,400	Sojitz Corp.	33,622

		256,100

Wireless Telecommunication Services (2.4%):
9	KDDI Corp.	47,723
84,247	Vodafone Group plc	162,828

		210,551

Total Common Stocks (Cost $7,381,174)		8,182,846

Right (0.0%):
Real Estate Investment Trusts (REITs) (0.0%):
51,487	ING Office Fund	166

Total Right (Cost $—)		166

Investment Company (5.3%):
473,345	Dreyfus Treasury Prime Cash Management, 0.09%(a)	473,345

Total Investment Company (Cost $473,345)		473,345

Total Investment Securities (Cost $7,854,519)(b) — 97.5%		8,656,357
Net other assets (liabilities) — 2.5%		220,015

Net Assets — 100.0%		$8,876,372

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $8,775,775. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$927,856
Unrealized depreciation	(1,047,274)

Net unrealized depreciation	$(119,418)

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United Kingdom	21.6%
Japan	21.4%
France	11.2%
Spain	7.3%
United States	5.5%
Germany	5.2%
Switzerland	4.7%
Italy	4.6%
Australia	4.3%
Hong Kong	3.6%
Sweden	2.9%
Netherlands	2.5%
Belgium	2.1%
Singapore	1.0%
Greece	1.0%
Finland	0.4%
Bermuda	0.4%
Norway	0.3%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 3,273,753 Japanese Yen in exchange for U.S. Dollars	7/1/09	$34,404	$33,988	$(416)

				$(416)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 63,531 European Euro in exchange for U.S. Dollars	7/1/09	$89,401	$89,114	$287

				$287

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL NACM
International Fund

Assets:
Investment securities, at cost	$7,854,519

Investment securities, at value	$8,656,357
Dividend income	17,186
Foreign currency, at value (cost $66,604)	67,466
Receivable for investments sold	89,115
Unrealized appreciation on foreign currency contracts	287
Reclaim receivable	101,316
Prepaid expenses	646

Total Assets	8,932,373

Liabilities:
Unrealized depreciation on foreign currency contracts	416
Payable for investments purchased	33,988
Payable for capital shares redeemed	411
Manager fees payable	6,284
Administration fees payable	436
Distribution fees payable	1,848
Administrative and compliance services fees payable	361
Trustee fees payable	15
Other accrued liabilities	12,242

Total Liabilities	56,001

Net Assets	$8,876,372

Net Assets Consist of:
Capital	$61,704,546
Accumulated net investment income/(loss)	520,164
Accumulated net realized gains/(losses) from investment transactions	(54,151,013)
Net unrealized appreciation/(depreciation) on investments	802,675

Net Assets	$8,876,372

Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,739,077
Net Asset Value (offering and redemption price per share)	$5.10

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL NACM
International Fund

Investment Income:
Dividends	$864,631
Foreign withholding tax	(72,642)

Total Investment Income	791,989

Expenses:
Manager fees	165,183
Administration fees	9,696
Distribution fees	48,583
Custodian fees	36,897
Administrative and compliance service fees	361
Trustees’ fees	2,240
Professional fees	2,413
Shareholder reports	1,104
Other expenses	18,950

Total expenses before reductions	285,427
Less expenses waived/reimbursed by the Manager	(3,663)
Less expenses paid indirectly	(8,396)

Net expenses	273,368

Net Investment Income/(Loss)	518,621

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(14,922,611)
Net realized gains/(losses) on futures transactions	1,205,506
Change in unrealized appreciation/(depreciation) on investments	10,424,435

Net Realized/Unrealized Gains/(Losses) on Investments	(3,292,670)

Change in Net Assets Resulting From Operations	$(2,774,049)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL NACM International Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$518,621	$1,258,591
Net realized gains/(losses) on investment transactions	(13,717,105)	(34,612,642)
Change in unrealized appreciation/(depreciation) on investments	10,424,435	(10,103,281)

Change in net assets resulting from operations	(2,774,049)	(43,457,332)

Dividends to Shareholders:
From net investment income	—	(1,232,863)
From return of capital	—	(149,072)

Change in net assets resulting from dividends to shareholders	—	(1,381,935)

Capital Transactions:
Proceeds from shares issued	11,064,479	45,122,165
Proceeds from dividends reinvested	—	1,381,935
Value of shares redeemed	(55,364,521)	(25,207,659)

Change in net assets resulting from capital transactions	(44,300,042)	21,296,441

Change in net assets	(47,074,091)	(23,542,826)
Net Assets:
Beginning of period	55,950,463	79,493,289

End of period	$8,876,372	$55,950,463

Accumulated net investment income/(loss)	$520,164	$1,543

Share Transactions:
Shares issued	2,515,730	5,960,254
Dividends reinvested	—	279,282
Shares redeemed	(11,701,866)	(3,651,291)

Change in shares	(9,186,136)	2,588,245

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended	May 1, 2007 to
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$5.12	$9.54	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.30	0.12	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.32)	(4.41)	(0.49)

Total from Investment Activities	(0.02)	(4.29)	(0.44)

Dividends to Shareholders From:
Net Investment Income	—	(0.12)	(0.02)
Return of Capital	—	(0.01)	—

Total Dividends	—	(0.13)	(0.02)

Net Asset Value, End of Period	$5.10	$5.12	$9.54

Total Return(b)(c)	(0.39)%	(44.91)%	(4.39)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$8,876	$55,950	$79,493
Net Investment Income/(Loss)(d)	2.67%	1.77%	0.78%
Expenses Before Reductions(d)(e)	1.47%	1.51%	1.43%
Expenses Net of Reductions(d)	1.41%	1.51%	1.38%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.45%	1.51%	N/A
Portfolio Turnover Rate(c)	154.32%	187.88%	138.59%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL NACM International Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The volume of foreign currency exchange contracts will generally be representative of the volume of security trades throughout the reporting period that were denominated in foreign currencies.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	919
Futures Closed	(919)

Outstanding at June 30, 2009	—

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$287	Unrealized depreciation on foreign currency contracts	$(416)

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/ depreciation on investments	$1,205,506	$—

Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and on securities and foreign currency transactions/ change in net unrealized appreciation/depreciation on investments	$(317,958)	$9,113

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Nicholas — Applegate Capital Management LLC (“NACM”), NACM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
NACM International Fund	0.85%	1.45%

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2010	12/31/2012
NACM International Fund	$23,341	$3,663

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,293 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$—	$18,927	$18,927
Common Stocks — Foreign(a)	—	8,163,919	8,163,919
Rights	—	166	166
Investment Companies	473,345	—	473,345

Total Investment Securities	473,345	8,183,012	8,656,357

Other Financial Instruments*	—	(129)	(129)

Total Investments	$473,345	$8,182,883	$8,656,228

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NACM International Fund	$48,649,090	$89,005,656

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL NACM International Fund	$2,031,226	$30,630,972

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $6,074,323 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

	Ordinary	Return of	Total
	Income	Capital	Distributions(a)
AZL NACM International Fund	$1,232,863	$149,072	$1,381,935

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Accumulated		Accumulated
	Capital and	Unrealized	Earnings
	Other Losses	Depreciation(a)	(Deficit)
AZL NACM International Fund	$(38,736,521)	$(11,317,604)	$(50,054,125)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL International Index Fund will acquire the assets and liabilities of the AZL NACM International Fund and AZL Schroder International Small Cap Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® NFJ International Value Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NFJ International Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/4/09	6/30/09	5/1/09 - 6/30/09	5/1/09 - 6/30/09
AZL NFJ International Value Fund	$1,000.00	$1,086.00	$2.53	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/4/09	6/30/09	5/1/09 - 6/30/09	5/1/09 - 6/30/09
AZL NFJ International Value Fund	$1,000.00	$1,005.93	$2.43	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 61 days of operations during the period, and has been annualized to reflect values for the period May 1, 2009 to June 30, 2009.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NFJ International Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Airline	1.0%
Beverages	4.7
Chemicals	3.6
Commercial Banks	10.6
Communications Equipment	0.9
Construction Materials	2.3
Diversified Telecommunication Services	4.4
Electric Utilities	2.0
Energy Equipment & Services	1.9
Food & Drug Retailing	2.7
Food Products	2.1
Health Care Equipment & Supplies	2.0
Hotels, Restaurants & Leisure	2.0
Insurance	7.2
IT Services	1.0
Machinery	1.7
Media	2.6
Metals & Mining	2.8
Multi-Utilities	1.0
Oil, Gas & Consumable Fuels	17.7
Road & Rail	1.9
Pharmaceuticals	7.2
Semiconductors & Semiconductor Equipment	0.9
Software	0.9
Tobacco	2.0
Trading Companies & Distributors	2.9
Water Utilities	3.7
Wireless Telecommunication Services	2.6
Investment Company	3.3

99.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Airline (1.0%):
52,400	Lan Airlines SA, SP ADR	$630,372

Beverages (4.7%):
40,600	Coca-Cola Femsa S.A.B. de C.V. SP ADR	1,628,872
22,300	Diageo plc, ADR	1,276,675

		2,905,547

Chemicals (3.6%):
24,800	Agrium, Inc.	989,272
30,200	BASF SE	1,200,450

		2,189,722

Commercial Banks (10.6%):
46,000	Australia And New Zealand Banking Group, Ltd.	607,200
98,500	Banco Bilbao Vaizcaya-Argentari	1,237,160
45,600	Bancolombia SA, SP ADR	1,390,800
44,900	HSBC Holdings plc, SP ADR	1,875,473
27,000	Toronto-Dominion Bank (The)	1,396,170

		6,506,803

Communications Equipment (0.9%):
37,700	Nokia OYJ, ADR	549,666

Construction Materials (2.3%):
148,200	Cemex, SAB. de C.V., SP ADR*	1,384,188

Diversified Telecommunication Services (4.4%):
72,500	France Telecom SA, ADR	1,653,725
68,500	Tele Norte Leste Participacoes SA, ADR	1,018,595

		2,672,320

Electric Utilities (2.0%):
85,000	Companhia Paranaense de Energia-Copel, SP ADR	1,201,050

Energy Equipment & Services (1.9%):
42,600	Tenaris SA, ADR	1,151,904

Food & Drug Retailing (2.7%):
23,600	Delhaize Group, SP ADR	1,663,328

Food Products (2.1%):
54,800	Unilever plc, ADR	1,287,800

Health Care Equipment & Supplies (2.0%):
32,300	Covidien plc	1,209,312

Hotels, Restaurants & Leisure (2.0%):
219,700	Compass Group plc	1,250,093

Insurance (7.2%):
93,000	Axa, ADR	1,763,280
43,200	Axis Capital Holdings, Ltd.	1,130,976
32,800	RenaissanceRe Holdings, Ltd.	1,526,512

		4,420,768

IT Services (1.0%):
18,100	Accenture, Ltd., Class A	605,626

Machinery (1.7%):
48,900	Ingersoll Rand Co., Class A	1,022,010

Media (2.6%)
156,500	Pearson plc SP ADR	1,582,215

Metals & Mining (2.8%):
13,800	POSCO, ADR	1,140,846
67,400	Yamana Gold, Inc.	595,816

		1,736,662

Multi-Utilities (1.0%):
35,600	United Utilities Group plc ADR	585,620

Oil, Gas & Consumable Fuels (17.7%):
55,800	Nexen, Inc.	1,208,070
30,900	Petro-Canada	1,187,178
31,700	Petroleo Brasileiro SA, ADR	1,299,066
33,400	Royal Dutch Shell plc, ADR	1,676,346
53,100	Sasol Ltd., SP ADR	1,848,942
85,900	StatoilHydro ASA, SP ADR	1,698,243
36,900	Teekay Corp.	776,007
42,700	TransCanada Corp.	1,149,057

		10,842,909

Road & Rail (1.9%):
29,700	Canadian Pacific Railway, Ltd.	1,182,060

Pharmaceuticals (7.2%):
45,700	AstraZeneca plc, SP ADR	2,017,198
51,600	GlaxoSmithKline plc, ADR	1,823,544
12,100	Teva Pharmaceutical Industries, Ltd., ADR	597,014

		4,437,756

Semiconductors & Semiconductor Equipment (0.9%):
88,200	Siliconware Precision Industries Co., ADR	546,840

Software (0.9%):
14,000	SAP AG, ADR	562,660

Tobacco (2.0%):
21,900	British American Tobacco plc, SP ADR	1,222,020

Trading Companies & Distributors (2.9%):
7,500	Mitsui & Co., Ltd., SP ADR	1,762,800

Water Utilities (3.7%):
75,500	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,264,245

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments,continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Wireless Telecommunication Services (2.6%):
68,000	SK Telecom Co., Ltd., ADR	$1,030,200
42,000	Turkcell Iletisim Hizmetleri AS, ADR	582,120

		1,612,320

Total Common Stocks (Cost $54,692,510)		58,988,616

Investment Company (3.3%):
2,038,198	Dreyfus Treasury Prime Cash Management, 0.09%(a)	2,038,198

Total Investment Company (Cost $2,038,198)		2,038,198

Total Investment Securities (Cost $56,730,708)(b) — 99.6%		61,026,814
Net other assets (liabilities) — 0.4%		230,350

Net Assets — 100.0%		$61,257,164

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes $56,730,708. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,942,947
Unrealized depreciation	(646,841)

Net unrealized appreciation	$4,296,106

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments,continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United Kingdom	23.9%
Canada	12.6%
Brazil	9.5%
Bermuda	7.0%
France	5.6%
Mexico	4.9%
South Korea	3.6%
United States	3.3%
South Africa	3.0%
Germany	2.9%
Japan	2.9%
Norway	2.8%
Belgium	2.7%
Colombia	2.3%
Spain	2.0%
Ireland	2.0%
Luxembourg	1.9%
Marshall Islands	1.3%
Chile	1.0%
Australia	1.0%
Israel	1.0%
Turkey	1.0%
Finland	0.9%
Taiwan	0.9%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL NFJ
International
Value Fund

Assets:
Investment securities, at cost	$56,730,708

Investment securities, at value	$61,026,814
Interest and dividends receivable	308,068
Receivable for capital shares issued	20,967

Total Assets	61,355,849

Liabilities:
Payable for capital shares redeemed	8,812
Manager fees payable	41,025
Administration fees payable	2,357
Distribution fees payable	12,820
Administrative and compliance services fees payable	1,817
Trustee fees payable	110
Other accrued liabilities	31,744

Total Liabilities	98,685

Net Assets	$61,257,164

Net Assets Consist of:
Capital	$56,444,360
Accumulated net investment income/(loss)	424,212
Accumulated net realized gains/(losses) from investment transactions	92,536
Net unrealized appreciation/(depreciation) on investments	4,296,056

Net Assets	$61,257,164

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,638,271
Net Asset Value (offering and redemption price per share)	$10.86

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL NFJ
International
Value Fund(a)

Investment Income:
Dividends	$575,535
Foreign withholding tax	(10,794)

Total Investment Income	564,741

Expenses:
Manager fees	87,231
Administration fees	4,529
Distribution fees	24,231
Custodian fees	9,177
Administrative and compliance service fees	1,817
Trustees’ fees	2,355
Professional fees	6,228
Shareholder reports	2,884
Other expenses	11,769

Total expenses before reductions	150,221
Less expenses waived/reimbursed by the Manager	(9,692)

Net expenses	140,529

Net Investment Income/(Loss)	424,212

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	92,536
Change in unrealized appreciation/(depreciation) on investments	4,296,056

Net Realized/Unrealized Gains/(Losses) on Investments	4,388,592

Change in Net Assets Resulting From Operations	$4,812,804

(a)	For the Period May 1, 2009 (commencement of operations) to June 30, 2009.

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL NFJ
International
Value Fund
May 1, 2009 to
June 30, 2009(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$424,212
Net realized gains/(losses) on investment transactions	92,536
Change in unrealized appreciation/(depreciation) on investments	4,296,056

Change in net assets resulting from operations	4,812,804

Capital Transactions:
Proceeds from shares issued	57,364,021
Value of shares redeemed	(919,661)

Change in net assets resulting from capital transactions	56,444,360

Change in net assets	61,257,164
Net Assets:
End of period	$61,257,164

Accumulated net investment income/(loss)	$424,212

Share Transactions:
Shares issued	5,721,958
Shares redeemed	(83,687)

Change in shares	5,638,271

(a)	Period from commencement of operations.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

May 1, 2009 to
June 30, 2009(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.78

Total from Investment Activities	0.86

Net Asset Value, End of Period	$10.86

Total Return(b)(c)	8.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$61,257
Net Investment Income/(Loss)(d)	1.10%
Expenses Before Reductions(d)(e)	1.55%
Expenses Net of Reductions(d)	1.45%
Portfolio Turnover Rate(c)	6.00%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL NFJ International Value Fund (the “Fund”), commenced operations on May 1, 2009. The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective May 1, 2009 between the Manager and NFJ Investment Group LLC (“NFJ”), NFJ provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL NFJ International Value Fund	0.90%	1.45%

*	The Manager is voluntarily reducing the management fee to 0.80%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $277 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a)	$57,225,816	$1,762,800	$58,988,616
Investment Companies	2,038,198	—	2,038,198

Total Investment Securities	$59,264,014	$1,762,800	$61,026,814

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NFJ International Value Fund	$58,040,493	$3,440,519

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) is a manager-of-managers fund. That means that the Trust’s Manager (“Allianz Investment Management, LLC”) is responsible for monitoring the various Subadvisers that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending for selection as a Subadviser. The Subadviser for the AZL NFJ International Value Fund (the “Fund”) is NFJ Investment Group, LLC (“NFJ”). The Fund commenced operation on May 1, 2009.

In reviewing the services provided by the Manager and the terms of the investment management agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. Currently, the Fund is offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Fund is offered only through Allianz Life and Allianz of New York variable products.

The Trust’s Manager has adopted policies and procedures to assist it in the process of analyzing each potential Subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific investment adviser be selected. The Trust’s Board reviews and considers the information provided by the Manager in deciding which investment advisers to select. After an investment adviser becomes a Subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the Subadviser. The Manager reports to the Trust’s Board on its analysis at the regular meetings of the Board, which are held at least quarterly. Where warranted, the Manager will add or remove a particular Subadviser from a “watch” list that it maintains. Watch list criteria include, for example: (a) Fund performance over various time periods; (b) Fund risk issues, such as changes in key personnel involved with Fund management, changes in investment philosophy or process, or “capacity” concerns; and (c) organizational risk issues, such as regulatory, compliance or legal concerns, or changes in the ownership of the Subadviser. The Manager may place the Fund on the watch list for other reasons, and if so, will explain its rationale to the Trustees.

In assessing the Manager’s and NFJ’s (collectively, the “Advisory Organizations”) performance of their obligations, the Board considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruption of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a contract.

As required by the Investment Company Act of 1940 (“1940 Act”), the Trust’s Board has reviewed and approved the Trust’s Investment Management Agreement with the Manager (the “Advisory Agreement”) and portfolio management agreement (the “Subadvisory Agreement”) with NFJ. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund’s investment objectives and long term performance; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees received for services provided to the Fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2) Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Trust pursuant to Rule 12b-1.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser’s service and fee. The Trust’s Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

16

The Board considered and weighed these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Fund, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Fund and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: an Advisory Organization’s investment philosophy, personnel, and processes; the Fund’s short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s), certain competitor or “peer group” funds and similar funds managed by the particular Subadviser), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Advisory Organizations and their affiliates; compliance and audit reports concerning the Fund and the companies that service it; and relevant developments in the mutual fund industry and how the Fund and/or Advisory Organizations are responding to them.

The Board also receives financial information about Advisory Organizations, including reports on the compensation and benefits the Advisory Organizations derive from their relationships with the Fund. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Fund. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Fund.

The Advisory Agreement was most recently considered and the Subadvisory Agreement (together with the Advisory Agreement, the “Agreements”) were initially and most recently considered at an “in person” Board of Trustees meeting held February 21, 2009, at which time the Board of Trustees approved the creation of the Fund. At such meeting the Board also approved an Expense Limitation Agreement between the Manager and the Trust with respect to the Fund for the period ending April 30, 2010. In connection with such meeting, the Trustees requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third party provider and other sources believed to be reliable by the Manager. Prior to voting, the Trustees reviewed the proposed approval of the Agreements with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The independent (“disinterested”) Trustees also discussed the proposed approval in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Agreement, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.

An SEC Rule requires that shareholder reports include a discussion of certain factors relating to the selection of investment advisers and the approval of advisory fees. The “factors” enumerated by the SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:

(1) The nature, extent and quality of services provided by the Manager and Subadvisers. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers the Fund’s business and other affairs. As the Trust is a manager of managers fund, the Manager is responsible for monitoring the various Subadvisers (including NFJ) that have day-to-day responsibility for the decisions made for each of the Trust’s investment portfolios. The Trust’s Manager is responsible for determining, in the first instance, which investment advisers to consider recommending to the Board of Trustees for selection as a Subadviser.

The Trustees noted that the Manager also provides the Trust and the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as are necessary for the operation of the Trust and the Fund. Except for the Trust’s Chief Compliance Officer, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

The Trustees considered the scope and quality of services provided by the Manager and expected to be provided by NFJ and noted that the scope of such services had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager and NFJ are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and the Fund. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to the Fund under the Agreements.

17

(2) The investment performance of the Fund, the Manager and the Subadviser. In connection with the meeting held February 21, 2009, Trustees received information on the performance results of a comparable “international value” fund managed by NFJ for various time periods over the last five years. Such performance information included information on absolute total return, performance versus an index, and performance versus the peer group. At the Board of Trustees meeting held February 21, 2009, the Trustees determined that the overall investment performance of the Fund was expected to be acceptable.

As part of its responsibilities, the Manager maintains a “watch list,” which is reviewed by and discussed at least quarterly with the Board of Trustees. Funds may be on the watch list for underperformance, if a change has been made in a Subadviser’s portfolio manager(s), if the Subadviser is the subject of regulatory concerns, whether assets in the Fund are likely to achieve “critical mass,” or for other reasons. Funds which are on the watch list are subject to special scrutiny of the Manager and the Board of Trustees. Funds may be removed from such watch list, if for example, performance improves or regulatory matters are satisfactorily resolved. However, in some situations where Funds which have been on the watch list, the Manager has recommended the retention of a new Subadviser, and the Board of Trustees has subsequently approved new Subadvisory Agreements with such Subadvisers.

(3) The costs of services to be provided and profits to be realized by the Manager and the Subadvisers and their affiliates from their relationship with the Fund. The Manager has supplied information to the Board of Trustees pertaining to the level of investment advisory fees to which the Fund is subject. Under the Advisory Agreement the Manager receives investment advisory fees from the Fund; under the Subadvisory Agreement, the Manager pays NFJ advisory fees with respect to the Fund. The Manager has agreed to temporarily “cap” Fund expenses at certain levels, and information is provided to Trustees setting forth “contractual” advisory fees and “actual” fees after taking expense caps into account. Based upon the information provided, the “actual” advisory fees payable by the Fund are at approximately the average level of fees paid by the Fund’s peer group. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Board has concluded that the advisory fees to be paid to the Manager by the Fund are not unreasonable.

The Manager has also supplied information to the Board of Trustees pertaining to anticipated total Fund expenses (which includes advisory fees, the 25 basis point 12b-1 fee paid by the Fund, and other Fund expenses). As noted above, the Manager has agreed to “cap” Fund expenses at certain levels. Based upon the information provided, the Fund’s overall total expense ratio would be somewhat above average for its peer group. The Trustees concluded that the anticipated total expense ratio of the Fund was not unreasonable.

At “in person” Board of Trustees meetings held October 21 and 22, 2008, the Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2005 through the end of 2008 (projected). The Trustees recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Trustees considered the possible effect of fall-out benefits to the Manager, and were advised by it that there were no such benefits. The Trustees focused on profitability before taxes and distribution expenses of the Manager’s relationships with the other Funds which are part of the Trust or the Allianz Variable Insurance Products Fund of Funds Trust (the “FOF Trust”) (which is also managed by the Manager), which analysis predated the creation of the Fund. The Trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Fund and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with the Funds was not excessive.

The Manager, on behalf of the Board of Trustees, obtained information on the estimated profitability of NFJ in connection with its relationship with the Fund. Trustees recognized the difficulty of allocating costs to multiple advisory accounts and products of a large advisory organization. Based upon the information provided, the Trustees determined that there was no evidence that the level of such profitability attributable to NFJ subadvising the Fund was excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels, nor does the Subadvisory Agreement have such “breakpoints.” The Trustees recognized that breakpoints may be an appropriate way for the Manager and/or NFJ to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager and/or NFJ as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw

18

meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds in the Trust and the FOF Trust as of December 31, 2008 were approximately $5.8 billion, and that no single Fund had assets in excess of $1,068 million.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses at certain levels, which has the effect of reducing expenses as would the implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Agreements at a meeting to be held prior to December 31, 2009, and will at that time, or prior thereto, consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee schedules should be modified to reflect such economies of scale, if any.

Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Fund’s Agreements was acceptable under the Fund’s circumstances.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® OCC Opportunity Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Opportunity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL OCC Opportunity Fund	$1,000.00	$1,307.00	$6.06	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purpose:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL OCC Opportunity Fund	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL OCC Opportunity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.1%
Airlines	2.7
Auto Components	0.9
Biotechnology	2.6
Capital Markets	0.9
Chemicals	1.0
Commercial Services & Supplies	11.2
Communications Equipment	0.9
Computers & Peripherals	1.1
Diversified Financial Services	3.5
Diversified Telecommunication Services	1.0
Electronic Equipment & Instruments	1.3
Food Products	1.9
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	3.5
Health Care Technology	1.1
Hotels, Restaurants & Leisure	7.6
Internet Software & Services	4.9
IT Services	2.1
Machinery	1.6
Marine	0.8
Metals & Mining	0.8
Oil, Gas & Consumable Fuels	10.7
Pharmaceuticals	9.3
Real Estate Investment Trusts (REITs)	1.0
Real Estate Management & Development	1.1
Road & Rail	3.3
Semiconductors & Semiconductor Equipment	5.5
Software	6.4
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	0.9
Trading Companies & Distributors	1.0
Transportation Infrastructure	2.9
Investment Company	0.2

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.8%):
Aerospace & Defense (1.1%):
43,332	Aerovironment, Inc.*	$1,337,226

Airlines (2.7%):
291,400	AirTran Holdings, Inc.*	1,803,766
35,836	Copa Holdings SA, Class A	1,462,825

		3,266,591

Auto Components (0.9%):
117,765	Federal-Mogul Corp.*	1,112,879

Biotechnology (2.6%):
110,022	Cubist Pharmaceuticals, Inc.*	2,016,703
71,100	Isis Pharmaceuticals, Inc.*	1,173,150

		3,189,853

Capital Markets (0.9%):
89,700	Janus Capital Group, Inc.	1,022,580

Chemicals (1.0%):
42,398	Intrepid Potash, Inc.*	1,190,536

Commercial Services & Supplies (11.2%):
403,233	AerCap Holdings NV*	2,911,342
78,249	American Public Education*	3,099,443
52,598	Athenahealth, Inc.*	1,946,652
46,950	FTI Consulting, Inc.*	2,381,304
42,950	Huron Consulting Group, Inc.*	1,985,579
255,264	Innerworkings, Inc.*	1,212,504

		13,536,824

Communications Equipment (0.9%):
37,875	Neutral Tandem, Inc.*	1,118,070

Computers & Peripherals (1.1%):
162,600	Brocade Communications Systems, Inc.*	1,271,532

Diversified Financial Services (3.5%):
70,163	Evercore Partners, Inc.	1,378,001
211,855	GLG Partners, Inc.	866,487
26,825	Greenhill & Co., Inc.	1,937,033

		4,181,521

Diversified Telecommunication Services (1.0%):
105,923	Switch & Data Facilities Co., Inc.*	1,242,477

Electronic Equipment & Instruments (1.3%):
57,593	DTS, Inc.*	1,559,042

Food Products (1.9%):
342,403	Smart Balance, Inc.*	2,331,764

Health Care Equipment & Supplies (2.5%):
64,734	Abaxis, Inc.*	1,329,637
37,987	NuVasive, Inc.*	1,694,220

		3,023,857

Health Care Providers & Services (3.5%):
183,774	Alliance HealthCare Services, Inc.*	1,347,064
62,575	Health Net, Inc.*	973,041
69,164	IPC The Hospitalist Co.*	1,845,987

		4,166,092

Health Care Technology (1.1%):
86,238	Phase Forward, Inc.*	1,303,056

Hotels, Restaurants & Leisure (7.6%):
49,028	Buffalo Wild Wings, Inc.*	1,594,391
136,407	Life Time Finess, Inc.*	2,729,504
313,388	Orient-Express Hotel Ltd., Class A	2,660,664
134,026	Pinnacle Entertainment, Inc.*	1,245,102
85,875	Texas Roadhouse, Inc., Class A*	936,896

		9,166,557

Internet Software & Services (4.9%):
158,475	Ariba, Inc.*	1,559,394
123,386	Omniture, Inc.*	1,549,728
38,995	VistaPrint, Ltd.*	1,663,137
67,300	Websense, Inc.*	1,200,632

		5,972,891

IT Services (2.1%):
216,477	Bluephoenix Solutions, Ltd.*	530,369
327,021	Sapient Corp.*	2,056,962

		2,587,331

Machinery (1.6%):
80,475	Terex Corp.*	971,333
125,652	Titan International, Inc.	938,621

		1,909,954

Marine (0.8%):
30,125	Kirby Corp.*	957,674

Metals & Mining (0.8%):
28,125	Walter Energy, Inc.	1,019,250

Oil, Gas & Consumable Fuels (10.7%):
71,975	Arch Coal, Inc.	1,106,256
93,364	Carrizo Oil & Gas, Inc.*	1,601,193
164,952	EXCO Resources, Inc.*	2,131,180
155,508	Petrohawk Energy Corp.*	3,467,828
286,973	PetroQuest Energy, Inc.*	1,058,930
378,023	Quicksilver Resources, Inc.*	3,511,834

		12,877,221

Pharmaceuticals (9.3%):
21,130	AMAG Pharmaceuticals, Inc.*	1,155,177
230,318	BioMarin Pharmaceutical, Inc.*	3,595,264
460,154	Cardiome Pharma Corp.*	1,711,773

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

606,070	Durect Corp.*	$1,442,447
275,800	POZEN, Inc.*	2,118,144
14,025	United Therapeutics Corp.*	1,168,703

		11,191,508

Real Estate Investment Trusts (REITs) (1.0%):
84,400	Redwood Trust, Inc.	1,245,744

Real Estate Management & Development (1.1%):
145,000	CB Richard Ellis Group, Inc.*	1,357,200

Road & Rail (3.3%):
116,296	Celadon Group, Inc.*	975,724
64,580	Knight Transportation, Inc.	1,068,799
28,793	Old Dominion Freight Line, Inc.*	966,581
94,026	Vitran Corp., Inc.*	930,857

		3,941,961

Semiconductors & Semiconductor Equipment (5.5%):
58,095	Atheros Communications*	1,117,748
94,934	FormFactor, Inc.*	1,636,662
388,114	Teradyne, Inc.*	2,662,462
98,456	Verigy, Ltd.*	1,198,209

		6,615,081

Software (6.4%):
34,234	Concur Technologies, Inc.*	1,063,993
20,575	Quality Systems, Inc.	1,171,952
77,880	Rosetta Stone, Inc.*	2,137,027
35,837	SPSS, Inc.*	1,195,881
63,579	Taleo Corp., Class A, Class A*	1,161,588
41,364	Ultimate Software Group, Inc.*	1,002,663

		7,733,104

Specialty Retail (2.7%):
37,950	Guess?, Inc.	978,351
96,448	Lululemon Athletica, Inc.*	1,256,717
84,839	Titan Machinery, Inc.*	1,076,607

		3,311,675

Textiles, Apparel & Luxury Goods (0.9%):
49,650	Under Armour, Inc.*	1,111,167

Trading Companies & Distributors (1.0%):
33,400	MSC Industrial Direct Co., Inc., Class A	1,185,032

Transportation Infrastructure (2.9%):
234,863	Aegean Marine Petroleum Network, Inc.	3,546,431

Total Common Stocks (Cost $112,236,845)		120,583,681

Investment Company (0.2%):
196,201	Dreyfus Treasury Prime Cash Management, 0.09%(a)	196,201

Total Investment Company (Cost $196,201)		196,201

Total Investment Securities (Cost $112,433,046)(b) — 100.0%		120,779,882
Net other assets (liabilities) — 0.0%		49,814

Net Assets — 100.0%		$120,829,696

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $125,021,367. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,079,891
Unrealized depreciation	(22,321,376)

Net unrealized depreciation	$(4,241,485)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	85.7%
Bermuda	3.6%
Canada	3.2%
Greece	2.9%
Netherlands	2.4%
Panama	1.2%
Singapore	1.0%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL OCC
Opportunity
Fund

Assets:
Investment securities, at cost	$112,433,046

Investment securities, at value	$120,779,882
Interest and dividends receivable	31,598
Receivable for capital shares issued	32,398
Receivable for investments sold	1,148,825
Prepaid expenses	998

Total Assets	121,993,701

Liabilities:
Payable for investments purchased	1,004,596
Payable for capital shares redeemed	9,940
Manager fees payable	84,498
Administration fees payable	4,722
Distribution fees payable	24,852
Administrative and compliance services fees payable	3,306
Trustee fees payable	220
Other accrued liabilities	31,871

Total Liabilities	1,164,005

Net Assets	$120,829,696

Net Assets Consist of:
Capital	$173,212,538
Accumulated net investment income/(loss)	(354,187)
Accumulated net realized gains/(losses) from investment transactions	(60,375,491)
Net unrealized appreciation/(depreciation) on investments	8,346,836

Net Assets	$120,829,696

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,263,134
Net Asset Value (offering and redemption price per share)	$9.11

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL OCC
Opportunity
Fund

Investment Income:
Dividends	$155,636

Total Investment Income	155,636

Expenses:
Manager fees	407,115
Administration fees	23,377
Distribution fees	119,739
Custodian fees	10,113
Administrative and compliance service fees	3,306
Trustees’ fees	5,306
Professional fees	9,298
Shareholder reports	17,012
Other expenses	5,197

Total expenses before reductions	600,463
Less expenses paid indirectly	(90,640)

Net expenses	509,823

Net Investment Income/(Loss)	(354,187)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(8,830,364)
Change in unrealized appreciation/(depreciation) on investments	35,699,506

Net Realized/Unrealized Gains/(Losses) on Investments	26,869,142

Change in Net Assets Resulting From Operations	$26,514,955

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL OCC
	Opportunity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(354,187)	$(527,746)
Net realized gains/(losses) on investment transactions	(8,830,364)	(47,331,416)
Change in unrealized appreciation/(depreciation) on investments	35,699,506	(37,961,447)

Change in net assets resulting from operations	26,514,955	(85,820,609)

Dividends to Shareholders:
From net realized gains on investments	—	(16,539,046)

Change in net assets resulting from dividends to shareholders	—	(16,539,046)

Capital Transactions:
Proceeds from shares issued	25,440,684	33,132,948
Proceeds from dividends reinvested	—	16,539,046
Value of shares redeemed	(18,172,233)	(55,596,269)

Change in net assets resulting from capital transactions	7,268,451	(5,924,275)

Change in net assets	33,783,406	(108,283,930)
Net Assets:
Beginning of period	87,046,290	195,330,220

End of period	$120,829,696	$87,046,290

Accumulated net investment income/(loss)	$(354,187)	$—

Share Transactions:
Shares issued	3,176,698	3,149,014
Dividends reinvested	—	1,644,040
Shares redeemed	(2,395,854)	(5,356,524)

Change in shares	780,844	(563,470)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$6.97	$14.97	$15.84	$14.69	$13.98	$13.01

Investment Activities:
Net Investment Income/(Loss)	(0.03)	(0.04)	(0.07)	(0.14)	(0.14)	(0.11)
Net Realized and Unrealized Gains/(Losses) on Investments	2.17	(6.60)	1.49	1.80	0.85	1.11

Total from Investment Activities	2.14	(6.64)	1.42	1.66	0.71	1.00

Dividends to Shareholders From:
Net Realized Gains	—	(1.36)	(2.29)	(0.51)	—	(0.03)

Total Dividends	—	(1.36)	(2.29)	(0.51)	—	(0.03)

Net Asset Value, End of Period	$9.11	$6.97	$14.97	$15.84	$14.69	$13.98

Total Return(a)(b)	30.70%	(47.15)%	8.89%	11.68%	5.08%	7.76%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$120,830	$87,046	$195,330	$158,687	$132,560	$122,817
Net Investment Income/(Loss)(c)	(0.74)%	(0.38)%	(0.47)%	(0.92)%	(1.06)%	(1.02)%
Expenses Before Reductions(c)(d)	1.25%	1.25%	1.21%	1.22%	1.35%	1.32%
Expenses Net of Reductions(c)	1.06%	1.06%	1.10%	1.20%	1.35%	1.32%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.25%	1.25%	1.21%	1.22%	N/A	N/A
Portfolio Turnover Rate(b)	97.08%	202.73%	183.55%	269.47%	193.67%	189.43%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Opportunity Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“Oppenheimer Capital”), Oppenheimer Capital provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL OCC Opportunity Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $2,498 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$103,968,073	$—	$103,968,073
Common Stocks — Foreign(a)	16,615,608	—	16,615,608
Investment Companies	196,201	—	196,201

Total Investment Securities	$120,779,882	$—	$120,779,882

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Opportunity Fund	$99,738,941	$91,722,975

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL OCC Opportunity Fund	$30,720,153

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $9,357,086 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL OCC Opportunity Fund	$10,820,773	$5,718,273	$16,539,046

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL OCC Opportunity Fund	$(40,077,239)	$(38,820,558)	$(78,897,797)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Oppenheimer Global Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer Global Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Oppenheimer Global Fund	$1,000.00	$1,123.20	$6.74	1.28%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Oppenheimer Global Fund	$1,000.00	$1,018.45	$6.41	1.28%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer Global Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	3.8%
Air Freight & Logistics	0.8
Automobiles	2.0
Beverages	3.6
Biotechnology	1.1
Building Products	1.6
Capital Markets	3.6
Commercial Banks	3.5
Commercial Services & Supplies	0.7
Communications Equipment	8.9
Consumer Finance	1.3
Diversified Financial Services	1.1
Electric Utilities	1.0
Electrical Equipment	1.2
Electronic Equipment & Instruments	3.9
Energy Equipment & Services	2.6
Food & Staples Retailing	3.2
Food Products	2.0
Health Care Equipment & Supplies	0.1
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	3.5
Household Durables	1.6
Household Products	2.3
Industrial Conglomerates	4.7
Insurance	2.8
Internet Software & Services	1.7
IT Services	1.4
Machinery	0.5
Media	3.6
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	3.6
Semiconductors & Semiconductor Equipment	4.3
Software	10.0
Specialty Retail	2.5
Textiles, Apparel & Luxury Goods	3.7
Wireless Telecommunication Services	2.8
Convertible Bonds	0.1
Investment Company	0.1

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (3.8%):
12,840	Boeing Co. (The)	$545,700
45,500	Empresa Brasileira de Aeronautica SA, ADR	753,480
72,170	European Aeronautic Defence & Space Co. NV	1,169,439
9,410	Lockheed Martin Corp.	758,916
21,900	Raytheon Co.	973,017

		4,200,552

Air Freight & Logistics (0.8%):
47,030	TNT NV	915,930

Automobiles (2.0%):
18,857	Bayerische Motoren Werke AG (BMW)	711,834
25,765	Bayerische Motoren Werke AG (BMW), Preferred Shares	622,911
22,100	Toyota Motor Corp.	835,605

		2,170,350

Beverages (3.6%):
18,890	Companhia de Bebidas das Americas, ADR, Preferred Shares	1,224,639
49,604	Diageo plc	712,276
401,200	Fomento Economico Mexicano, SAB de CV	1,294,016
202,990	Grupo Modelo, SA de CV, Series C*	720,235

		3,951,166

Biotechnology (1.1%):
17,400	InterMune, Inc.*	264,480
10,800	Regeneron Pharmaceuticals, Inc.*	193,536
38,100	Seattle Genetics, Inc.*	370,332
27,000	Theravance, Inc.*	395,280

		1,223,628

Building Products (1.6%):
130,800	Assa Abloy AB, Class B	1,824,224

Capital Markets (3.6%):
129,234	3i Group plc	517,010
55,252	Credit Suisse Group AG, Registered Shares	2,522,816
76,853	UBS AG, Registered Shares*	940,493

		3,980,319

Commercial Banks (3.5%):
7,100	HDFC Bank, Ltd.	220,016
190,419	HSBC Holdings plc	1,595,705
13,252	Societe Generale	722,946
32,550	Sumitomo Mitsui Financial Group, Inc.	1,316,474

		3,855,141

Commercial Services & Supplies (0.7%):
20,300	SECOM Co., Ltd.	823,542

Communications Equipment (8.9%):
85,970	Corning, Inc.	1,380,678
114,570	Juniper Networks, Inc.*	2,703,852
33,580	Tandberg ASA	567,114
530,770	Telefonaktiebolaget LM Ericsson, B Shares	5,194,527
129,300	Wire and Wireless India, Ltd.*	53,468

		9,899,639

Consumer Finance (1.3%):
144,700	SLM Corp.*	1,486,069

Diversified Financial Services (1.1%):
78,753	Investor AB, B Shares	1,218,802

Electric Utilities (1.0%):
46,900	Fortum OYJ	1,069,659

Electrical Equipment (1.2%):
24,000	Emerson Electric Co.	777,600
90,000	Mitsubishi Electric Corp.	566,382

		1,343,982

Electronic Equipment & Instruments (3.9%):
51,600	HOYA Corp.	1,033,320
4,833	Keyence Corp.	983,714
8,000	KYOCERA Corp.	600,209
28,900	Murata Manufacturing Co., Ltd.	1,225,103
8,600	Nidec Corp.	519,753

		4,362,099

Energy Equipment & Services (2.6%):
29,940	Technip-Coflexip SA	1,471,546
19,272	Transocean, Ltd.*	1,431,717

		2,903,263

Food & Staples Retailing (3.2%):
21,785	Seven & I Holdings Co., Ltd.	511,181
231,783	Tesco plc	1,350,817
35,000	Wal-Mart Stores, Inc.	1,695,400

		3,557,398

Food Products (2.0%):
108,175	Cadbury plc	923,964
9,449	Nestle SA, Registered Shares	356,698
40,902	Unilever plc	959,687

		2,240,349

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2009

		Fair
Shares		Value
Common Stocks, continued

Health Care Equipment & Supplies (0.1%):
3,300	Zimmer Holdings, Inc.*	$140,580

Health Care Providers & Services (2.1%):
50,700	Aetna, Inc.	1,270,035
20,100	WellPoint, Inc.*	1,022,889

		2,292,924

Hotels, Restaurants & Leisure (3.5%):
26,265	Aristocrat Leisure, Ltd.	79,797
61,900	Carnival Corp.	1,595,163
21,450	International Game Technology	341,055
29,500	McDonald’s Corp.	1,695,955
31,500	Shuffle Master, Inc.*	208,215

		3,920,185

Household Durables (1.6%):
68,600	Sony Corp.	1,772,380

Household Products (2.3%):
20,300	Colgate-Palmolive Co.	1,436,022
25,843	Reckitt Benckiser Group plc	1,177,633

		2,613,655

Industrial Conglomerates (4.7%):
24,800	3M Co.	1,490,480
58,400	Koninklijke Philips Electronics NV	1,079,779
37,561	Siemens AG, Registered Shares	2,603,792

		5,174,051

Insurance (2.8%):
35,000	AFLAC, Inc.	1,088,150
144,260	Prudential plc	981,483
77	Sony Financial Holdings, Inc.	211,986
76,500	XL Capital, Ltd., Class A	876,690

		3,158,309

Internet Software & Services (1.7%):
111,300	eBay, Inc.*	1,906,569

IT Services (1.4%):
42,900	Automatic Data Processing, Inc.	1,520,376

Machinery (0.5%):
6,500	Fanuc, Ltd.	518,720

Media (3.6%):
153,970	Dish TV India, Ltd.*	122,916
86,900	Grupo Televisa SA, ADR	1,477,300
668,300	Sirius XM Radio, Inc.*	287,369
67,000	Walt Disney Co. (The)	1,563,110
164,000	Zee Telefilms, Ltd.	605,427

		4,056,122

Shares or
Principal		Fair
Annual		Value
Oil, Gas & Consumable Fuels (2.5%):
39,720	Husky Energy, Inc.	$1,111,094
31,220	Total SA	1,690,765

		2,801,859

Pharmaceuticals (3.6%):
1,547	Basilea Pharmaceutica AG*	132,474
13,872	NicOx SA*	173,704
19,258	Roche Holding AG	2,620,630
17,575	Sanofi-Aventis	1,033,498
4,000	Schering Plough Corp.	100,480

		4,060,786

Semiconductors & Semiconductor Equipment (4.3%):
66,400	Altera Corp.	1,080,992
19,000	Linear Technology Corp.	443,650
66,900	Maxim Integrated Products, Inc.	1,049,661
93,429	MediaTek, Inc.	1,111,642
637,173	Taiwan Semiconductor Manufacturing Co., Ltd.	1,058,689

		4,744,634

Software (10.0%):
62,200	Adobe Systems, Inc.*	1,760,260
56,186	Infosys Technologies, Ltd.	2,078,791
76,400	Intuit, Inc.*	2,151,424
95,900	Microsoft Corp.	2,279,543
3,000	Nintendo Co., Ltd.	825,741
50,922	SAP AG	2,047,736

		11,143,495

Specialty Retail (2.5%):
32,800	Industria de Diseno Textil SA	1,576,117
45,400	Tiffany & Co.	1,151,34

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2009

Shares or
Principal		Fair
Annual		Value
Convertible Bonds (0.1%):
Pharmaceuticals (0.1%):
$155,000	Theravance, Inc., 3.00%, 1/15/15	113,537

Total Convertible Bonds (Cost $155,000)		113,537

Investment Company (0.1%):
101,154	Dreyfus Treasury Prime Cash Management, 0.09%(a)	101,154

Total Investment Company (Cost $101,154)		101,154

Total Investment Securities (Cost $121,930,010)(b) — 99.8%		111,067,408
Net other assets (liabilities) — 0.2%		189,755

Net Assets — 100.0%		$111,257,163

Percentages indicated are based on net assets as of June 30, 2009.

ADR—American Depository Receipt

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

*	Non-income producing security

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $130,314,536. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,883,201
Unrealized depreciation	(27,130,329)

Net unrealized depreciation	$(19,247,128)

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2009

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	32.1%
Japan	11.9%
United Kingdom	8.9%
Sweden	7.4%
Switzerland	7.2%
France	6.6%
Germany	5.4%
Mexico	3.1%
Netherlands	2.8%
India	2.8%
Taiwan	2.0%
Brazil	1.8%
Panama	1.4%
Spain	1.4%
Italy	1.3%
Canada	1.0%
Finland	1.0%
Cayman Islands	0.8%
Turkey	0.5%
Norway	0.5%
Australia	0.1%

Total	100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Oppenheimer
Global Fund

Assets:
Investment securities, at cost	$121,930,010

Investment securities, at value	$111,067,408
Interest and dividends receivable	128,376
Foreign currency, at value (cost $108,933)	109,702
Receivable for capital shares issued	4,099
Receivable for investments sold	5,174
Reclaim receivable	203,723
Prepaid expenses	1,164

Total Assets	111,519,646

Liabilities:
Payable for investments purchased	31,467
Payable for capital shares redeemed	78,190
Manager fees payable	73,906
Administration fees payable	4,401
Distribution fees payable	23,096
Administrative and compliance services fees payable	3,494
Trustee fees payable	201
Other accrued liabilities	47,728

Total Liabilities	262,483

Net Assets	$111,257,163

Net Assets Consist of:
Capital	$140,006,412
Accumulated net investment income/(loss)	2,716,616
Accumulated net realized gains/(losses) from investment transactions	(20,616,475)
Net unrealized appreciation/(depreciation) on investments	(10,849,390)

Net Assets	$111,257,163

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,081,173
Net Asset Value (offering and redemption price per share)	$9.21

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
Oppenheimer
Global Fund

Investment Income:
Interest	$1,265
Dividends	1,630,200
Foreign withholding tax	(166,943)

Total Investment Income	1,464,522

Expenses:
Manager fees	435,715
Administration fees	23,666
Distribution fees	121,032
Custodian fees	34,939
Administrative and compliance service fees	3,494
Trustees’ fees	5,891
Professional fees	5,372
Shareholder reports	21,987
Other expenses	16,726

Total expenses before reductions	668,822
Less expenses waived/reimbursed by the Manager	(48,412)

Net expenses	620,410

Net Investment Income/(Loss)	844,112

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(6,227,880)
Change in unrealized appreciation/(depreciation) on investments	17,192,839

Net Realized/Unrealized Gains/(Losses) on Investments	10,964,959

Change in Net Assets Resulting From Operations	$11,809,071

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Oppenheimer Global Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$844,112	$2,107,472
Net realized gains/(losses) on investment transactions	(6,227,880)	(12,964,785)
Change in unrealized appreciation/(depreciation) on investments	17,192,839	(69,842,558)

Change in net assets resulting from operations	11,809,071	(80,699,871)

Dividends to Shareholders:
From net investment income	—	(1,247,021)
From net realized gains on investments	—	(10,378,616)

Change in net assets resulting from dividends to shareholders	—	(11,625,637)

Capital Transactions:
Proceeds from shares issued	12,196,537	19,180,481
Proceeds from dividends reinvested	—	11,625,637
Value of shares redeemed	(10,440,766)	(59,769,283)

Change in net assets resulting from capital transactions	1,755,771	(28,963,165)

Change in net assets	13,564,842	(121,288,673)
Net Assets:
Beginning of period	97,692,321	218,980,994

End of period	$111,257,163	$97,692,321

Accumulated net investment income/(loss)	$2,716,616	$1,872,504

Share Transactions:
Shares issued	1,517,065	1,643,357
Dividends reinvested	—	1,062,672
Shares redeemed	(1,346,012)	(5,346,896)

Change in shares	171,053	(2,640,867)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					May 3, 2004 to
	Ended	Year Ended December 31,				December 31,
	June 30, 2009	2008	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.20	$15.05	$14.79	$13.01	$11.58	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	0.19	0.10	0.08	0.03	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.94	(6.14)	0.75	2.01	1.43	1.59

Total from Investment Activities	1.01	(5.95)	0.85	2.09	1.46	1.58

Dividends to Shareholders From:
Net Investment Income	—	(0.10)	(0.08)	(0.01)	—	—
Net Realized Gains	—	(0.80)	(0.51)	(0.30)	(0.03)	—

Total Dividends	—	(0.90)	(0.59)	(0.31)	(0.03)	—

Net Asset Value, End of Period	$9.21	$8.20	$15.05	$14.79	$13.01	$11.58

Total Return(b)	12.32%	(41.05)%	5.76%	16.29%	12.62%	15.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$111,257	$97,692	$218,981	$218,610	$151,585	$78,636
Net Investment Income/(Loss)(d)	1.74%	1.32%	0.59%	0.65%	0.21%	(0.21)%
Expenses Before Reductions(d)(e)	1.38%	1.38%	1.30%	1.34%	1.45%	1.51%
Expenses Net of Reductions(d)	1.28%	1.28%	1.20%	1.27%	1.45%	1.45%
Portfolio Turnover Rate(c)	15.59%	22.05%	22.87%	29.86%	27.47%	9.61%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer Global Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.39%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Oppenheimer Global Fund	0.90%	1.39%

*	The Manager is voluntarily reducing the management fee to 0.80%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $2,630 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$35,533,020	$—	$35,533,020
Common Stocks — Foreign(a)	11,058,138	64,261,559	75,319,697
Convertible Bonds	—	113,537	113,537
Investment Companies	101,154	—	101,154

Total Investment Securities	$46,692,312	$64,375,096	$111,067,408

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Global Fund	$18,587,329	$14,988,035

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Oppenheimer Global Fund	$6,467,486

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,937,937 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Oppenheimer Global Fund	$1,357,610	$10,268,027	$11,625,637

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Oppenheimer Global Fund	$1,966,620	$1,966,620	$(8,405,423)	$(34,119,517)	$(40,558,320)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Van Kampen Global Franchise Fund will acquire the assets and liabilities of the AZL Oppenheimer Global Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Oppenheimer
International Growth Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer International Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Oppenheimer International Growth Fund	$1,000.00	$1,128.80	$6.65	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Oppenheimer International Growth Fund	$1,000.00	$1,018.55	$6.31	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer International Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.9%
Air Freight & Logistics	0.2
Automobiles	1.9
Beverages	2.0
Biotechnology	2.2
Capital Markets	6.0
Chemicals	0.9
Commercial Banks	0.4
Commercial Services & Supplies	5.7
Communications Equipment	3.6
Computers & Peripherals	0.0
Construction & Engineering	1.3
Diversified Consumer Services	0.4
Diversified Financial Services	1.1
Electric Utilities	0.3
Electrical Equipment	3.6
Electronic Equipment & Instruments	5.1
Energy Equipment & Services	2.4
Food & Staples Retailing	0.6
Food Products	2.8
Health Care Equipment & Supplies	6.5
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.6
Household Durables	0.5
Household Products	0.7
Industrial Conglomerates	1.6
Insurance	2.6
Internet Software & Services	1.9
IT Services	0.3
Life Sciences Tools & Services	0.0
Machinery	1.5
Marine	0.3
Media	1.8
Metals & Mining	3.6
Multiline Retail	0.3
Office Electronics	1.0
Oil, Gas & Consumable Fuels	3.8
Personal Products	0.3
Pharmaceuticals	4.7
Real Estate Management & Development	1.5
Software	8.1
Specialty Retail	1.7
Textiles, Apparel & Luxury Goods	3.3
Trading Companies & Distributors	1.6
Wireless Telecommunication Services	1.0
Warrants	0.0
Investment Company	6.2

99.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.3%):
Aerospace & Defense (0.9%):
185,000	Empresa Brasileira de Aeronautica SA, ADR	$766,742
21,900	European Aeronautic Defence & Space Co. NV	354,866

		1,121,608

Air Freight & Logistics (0.2%):
48,621	Toll Holdings, Ltd.	241,165

Automobiles (1.9%):
7,881	Bayerische Motoren Werke AG (BMW)	297,500
35,474	Honda Motor Co.	971,470
27,100	Toyota Motor Corp.	1,024,656

		2,293,626

Beverages (2.0%):
188,426	C&C Group plc	636,296
14,150	Heineken NV	525,675
19,295	Pernod Ricard SA	1,218,008

		2,379,979

Biotechnology (2.2%):
60,900	CSL, Ltd.	1,573,626
58,300	Grifols SA	1,030,992
2,547,200	Proteome Systems, Ltd.*	53,353

		2,657,971

Capital Markets (6.0%):
162,297	3i Group plc	649,281
612,870	Collins Stewart plc	725,972
25,927	Credit Suisse Group SA, Registered Shares	1,183,831
16,384	Deutsche Bank AG, Registered Shares	997,716
229,270	ICAP plc	1,706,928
6,134	Swissquote Group Holding SA	294,844
314,380	Tullet Prebon plc	1,530,971

		7,089,543

Chemicals (0.9%):
263,330	Filtrona plc	529,931
518	Sika AG-BEARER	575,133

		1,105,064

Commercial Banks (0.4%):
17,300	ICICI Bank, Ltd., ADR	510,350

Commercial Services & Supplies (5.7%):
120,040	Aggreko plc	1,024,779
168,650	BTG plc*	403,615
260,294	Capita Group plc	3,068,310
139,667	Experian plc	1,046,579
36,400	Prosegur Compania de Seguridad SA	1,169,463

		6,712,746

Communications Equipment (3.6%):
115,500	Tandberg ASA	1,950,615
236,180	Telefonaktiebolaget LM Ericsson, B Shares	2,311,441

		4,262,056

Computers & Peripherals (0.0%):
3,990	Logitech International SA, Registered Shares*	55,581

Construction & Engineering (1.3%):
10,502	Koninklijke Boskalis Westminster NV	238,118
18,169	Leighton Holdings, Ltd.	342,001
52,500	TREVI — Finanziaria Industriale SPA	611,620
7,827	Vinci SA	351,240

		1,542,979

Diversified Consumer Services (0.4%):
46,250	Dignity plc	458,564

Diversified Financial Services (1.1%):
38,800	BinckBank NV	491,936
6,500	Housing Development Finance, Ltd.	317,510
285,002	Paragon Group of Cos., plc (The)	358,137
6,212	Reinet Investments SCA*	82,471

		1,250,054

Electric Utilities (0.3%):
17,000	Fortum OYJ	387,723

Electrical Equipment (3.6%):
131,743	ABB, Ltd., Registered Shares	2,074,177
26,800	Alstom SA	1,586,028
35,100	Ushio, Inc.	559,832

		4,220,037

Electronic Equipment & Instruments (5.1%):
58,900	HOYA Corp.	1,179,507
18,661	IBIDEN Co., Ltd.	521,362
7,682	Keyence Corp.	1,563,603
35,600	Nidec Corp.	2,151,534
29,500	Nippon Electric Glass Co., Ltd.	328,880
25,100	Omron Corp.	360,976

		6,105,862

Energy Equipment & Services (2.4%):
339,173	Ceres Power Holdings plc*	1,084,360
15,800	Saipem SpA	385,645
27,190	Technip-Coflexip SA	1,336,384

		2,806,389

Food & Staples Retailing (0.6%):
32,009	Woolworths, Ltd.	676,675

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (2.8%):
10,568	Aryzta AG*	$340,016
2,932	Barry Callebaut AG, Registered Shares	1,601,388
17,617	Nestle SA, Registered Shares	665,039
30,140	Unilever plc	707,178

		3,313,621

Health Care Equipment & Supplies (6.5%):
376,113	Art Advanced Research Technologies, Inc.	22,640
47,000	DiaSorin SPA	1,169,710
17,870	Essilor International SA	852,991
10,025	Nobel Biocare Holding AG, Registered Shares	219,818
149,800	Ortivus AB, Class B*	108,922
80,766	Smith & Nephew plc	598,710
9,896	Sonova Holding AG, Registered Shares	805,538
4,312	Straumann Holding AG, Registered Shares	787,002
17,192	Synthes, Inc.	1,664,581
20,000	Terumo Corp.	880,543
12,000	William Demant Holding A/S*	621,189

		7,731,644

Health Care Providers & Services (1.7%):
207,618	Sonic Healthcare, Ltd.	2,054,927

Hotels, Restaurants & Leisure (1.6%):
29,600	Carnival Corp.	762,792
164,410	Enterprise Inns plc	338,588
228,322	William Hill plc	743,356

		1,844,736

Household Durables (0.5%):
14,046	SEB SA	582,350

Household Products (0.7%):
16,938	Reckitt Benckiser Group plc	771,843

Industrial Conglomerates (1.6%):
28,300	Koninklijke Philips Electronics NV	523,249
1,583	Phoenix Mecano AG	454,661
12,840	Siemens AG, Registered Shares	890,090

		1,868,000

Insurance (2.6%):
96,090	AMP, Ltd.	376,416
150,952	Prudential plc	1,027,012
107,580	QBE Insurance Group, Ltd.	1,716,102

		3,119,530

Internet Software & Services (1.9%):
53,714	United Internet AG, Registered Shares*	631,638
4,962	Yahoo! Japan Corp.	1,577,170

		2,208,808

IT Services (0.3%):
38,669	Compugroup Holding AG*	327,042

Life Sciences Tools & Services (0.0%):
581,800	Art Advanced Research Technologies, Inc.*(b)	35,021

Machinery (1.5%):
148,228	Aalberts Industries NV	1,166,154
11,769	Demag Cranes AG	266,435
13,800	Outotec OYJ	328,245

		1,760,834

Marine (0.3%):
25,100	Tsakos Energy Navigation, Ltd.	405,114

Media (1.8%):
47,691	British Sky Broadcasting Group plc	357,724
33,500	Grupo Televisa SA, ADR	569,500
27,890	Vivendi	668,015
135,100	Zee Telefilms, Ltd.	498,739

		2,093,978

Metals & Mining (3.6%):
74,800	Impala Platinum Holdings, Ltd.	1,658,764
33,585	Rio Tinto plc	1,169,062
90,600	Vale SA, SP ADR	1,390,710

		4,218,536

Multiline Retail (0.3%):
3,700	Pinault Printemps Redoute	302,722

Office Electronics (1.0%):
34,950	Canon, Inc.	1,137,694

Oil, Gas & Consumable Fuels (3.8%):
110,840	BG Group plc	1,862,110
19,100	BP plc, SP ADR	910,688
157,500	MaireTecnimont SpA	514,711
21,630	Total SA	1,171,404

		4,458,913

Personal Products (0.3%):
4,850	L’Oreal SA	363,074

Pharmaceuticals (4.7%):
8,200	Astellas Pharma, Inc.	289,702
11,415	GlaxoSmithKline plc	200,990
176,800	Marshall Edwards, Inc.*(a)	93,704
238,700	Marshall Edwards, Inc., Private Equity*	103,333
34,661	NeuroSearch A/S*	702,892

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

19,629	NicOx SA*	$245,792
667,032	Novogen, Ltd.*	286,537
12,913	Roche Holding AG	1,757,202
12,026	Sanofi-Aventis	707,189
5,712	Santhera Pharmaceuticals*	136,618
28,000	Shionogi & Co., Ltd.	540,986
12,600	Takeda Pharmacuetical Co., Ltd.	489,670

		5,554,615

Real Estate Management & Development (1.5%):
72,400	Solidere, GDR	1,836,788

Software (8.1%):
152,653	Autonomy Corp. plc*	3,616,635
49,468	Infosys Technologies, Ltd.	1,830,236
6,400	Nintendo Co., Ltd.	1,761,581
139,990	Sage Group plc (The)	411,082
21,992	SAP AG	884,368
11,400	Square Enix Holdings Co., Ltd.	266,989
50,324	Temenos Group AG*	859,392

		9,630,283

Specialty Retail (1.7%):
10,200	Hennes & Mauritz AB, B Shares	510,202
31,700	Industria de Diseno Textil SA	1,523,259

		2,033,461

Textiles, Apparel & Luxury Goods (3.3%):
161,754	Burberry Group plc	1,128,952
24,442	Compagnie Financiere Richemont SA, Class A*	509,385
35,100	Geox SpA	251,225
33,400	Luxottica Group SpA*	694,565
9,300	LVMH Moet Hennessy Louis Vuitton SA	711,756
4,141	Swatch Group AG (The)	666,033

		3,961,916

Trading Companies & Distributors (1.6%):
176,530	Bunzl plc	1,462,116
23,241	Wolseley plc*	444,259

		1,906,375

Wireless Telecommunication Services (1.0%):
129	KDDI Corp.	684,033
262,166	Vodafone Group plc	506,701

		1,190,734

Total Common Stocks (Cost $120,556,975)		110,590,531

Warrants (0.0%):
Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity	9,028
10,000	Marshall Edwards, Inc., Private Equity	17,215

		26,243

Total Warrants (Cost $— )		26,243

Investment Company (6.2%):
7,343,694	Dreyfus Treasury Prime Cash Management, 0.09%(c)	7,343,694

Total Investment Company (Cost $7,343,694)		7,343,694

Total Investment Securities (Cost $127,900,669)(d) — 99.5%		117,960,468
Net other assets (liabilities) — 0.5%		571,372

Net Assets — 100.0%		$118,531,840

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

GDR—Global Depository Receipt

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144 A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2009, these securities represent 0.0% of net assets of the Fund.

(c)	The rate represents the effective yield at June 30, 2009.

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

(d)	Cost for federal income tax purposes is $131,273,351. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,843,161
Unrealized depreciation	(28,156,044)

Net unrealized depreciation	$(13,312,883)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United Kingdom	23.6%
Japan	13.8%
Switzerland	11.0%
France	8.6%
United States	7.8%
Australia	6.2%
Germany	3.6%
Spain	3.2%
Italy	3.1%
Netherlands	2.8%
India	2.7%
Sweden	2.5%
Brazil	1.8%
Norway	1.7%
Lebanon	1.6%
Ireland	1.4%
South Africa	1.4%
Denmark	1.1%
Panama	0.6%
Finland	0.6%
Mexico	0.5%
Bermuda	0.3%
Luxembourg	0.1%
Canada	0.0%

Total	100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Oppenheimer
International
Growth Fund

Assets:
Investment securities, at cost	$127,900,669

Investment securities, at value	$117,960,468
Interest and dividends receivable	96,410
Foreign currency, at value (cost $744,461)	762,375
Receivable for investments sold	166,738
Reclaim receivable	216,253
Prepaid expenses	1,341

Total Assets	119,203,585

Liabilities:
Payable for investments purchased	390,903
Payable for capital shares redeemed	118,760
Manager fees payable	77,034
Administration fees payable	4,706
Distribution fees payable	24,636
Administrative and compliance services fees payable	3,857
Trustee fees payable	214
Other accrued liabilities	51,635

Total Liabilities	671,745

Net Assets	$118,531,840

Net Assets Consist of:
Capital	$154,792,562
Accumulated net investment income/(loss)	2,757,795
Accumulated net realized gains/(losses) from investment transactions	(29,108,176)
Net unrealized appreciation/(depreciation) on investments	(9,910,341)

Net Assets	$118,531,840

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,097,989
Net Asset Value (offering and redemption price per share)	$11.74

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
Oppenheimer
International
Growth Fund

Investment Income:
Dividends	$1,828,491
Foreign withholding tax	(165,254)

Total Investment Income	1,663,237

Expenses:
Manager fees	426,564
Administration fees	26,486
Distribution fees	135,277
Custodian fees	32,504
Administrative and compliance service fees	3,857
Trustees’ fees	6,715
Professional fees	5,689
Shareholder reports	22,467
Other expenses	20,473

Total expenses	680,032

Net Investment Income/(Loss)	983,205

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(9,018,713)
Change in unrealized appreciation/(depreciation) on investments	20,982,985

Net Realized/Unrealized Gains/(Losses) on Investments	11,964,272

Change in Net Assets Resulting From Operations	$12,947,477

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Oppenheimer
	International Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$983,205	$2,711,388
Net realized gains/(losses) on investment transactions	(9,018,713)	(19,112,617)
Change in unrealized appreciation/(depreciation) on investments	20,982,985	(88,168,506)

Change in net assets resulting from operations	12,947,477	104,569,735

Dividends to Shareholders:
From net investment income	—	(1,993,245)
From net realized gains on investments	—	(15,311,296)

Change in net assets resulting from dividends to shareholders	—	(17,304,541)

Capital Transactions:
Proceeds from shares issued	10,676,762	39,996,507
Proceeds from dividends reinvested	—	17,304,541
Value of shares redeemed	(19,740,973)	(88,314,947)

Change in net assets resulting from capital transactions	(9,064,211)	(31,013,899)

Change in net assets	3,883,266	(152,888,175)
Net Assets:
Beginning of period	114,648,574	267,536,749

End of period	$118,531,840	$114,648,574

Accumulated net investment income/(loss)	$2,757,795	$1,774,590

Share Transactions:
Shares issued	977,944	2,446,355
Dividends reinvested	—	1,219,488
Shares redeemed	(1,906,110)	(5,603,384)

Change in shares	(928,166)	(1,937,541)

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$10.40	$20.64	$18.80	$14.60	$13.20	$11.57

Investment Activities:
Net Investment Income/(Loss)	0.11	0.26	0.14	0.14	0.02	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	1.23	(8.96)	2.16	4.09	1.83	1.63

Total from Investment Activities	1.34	(8.70)	2.30	4.23	1.85	1.67

Dividends to Shareholders From:
Net Investment Income	—	(0.18)	(0.12)	—	—	(0.04)
Net Realized Gains	—	(1.36)	(0.34)	(0.03)	(0.45)	—

Total Dividends	—	(1.54)	(0.46)	(0.03)	(0.45)	(0.04)

Net Asset Value, End of Period	$11.74	$10.40	$20.64	$18.80	$14.60	$13.20

Total Return(a)(b)	12.88%	(44.14)%	12.29%	28.98%	14.18%	14.48%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$118,532	$114,649	$267,537	$209,330	$97,247	$38,049
Net Investment Income/(Loss)(c)	1.82%	1.42%	0.73%	1.09%	0.19%	0.21%
Expenses Before Reductions(c)(d)	1.26%	1.20%	1.19%	1.40%	1.51%	1.77%
Expenses Net of Reductions(c)	1.26%	1.20%	1.19%	1.40%	1.45%	1.40%
Portfolio Turnover Rate(b)	10.13%	18.47%	32.64%	19.45%	19.24%	95.05%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer International Growth Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.45%.

The fees payable to the Manager are based on a tiered structure for various net asset levels as follows: the first $50 million at 0.875%, the next $150 million at 0.715%, the next $300 million at 0.625%, and over $500 million at 0.60%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $2,983 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$93,704	$—	$93,704
Common Stocks — Foreign(a)	5,373,556	105,123,271	110,496,827
Warrants	—	26,243	26,243
Investment Companies	7,343,694	—	7,343,694

Total Investment Securities	$12,810,954	$105,149,514	$117,960,468

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer International Growth Fund	$10,281,150	$18,258,190

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the Fund held restricted securities representing 0.0% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Art Advanced Research Technologies, Inc.	4/3/2007	$94,275	581,880	$35,021

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Oppenheimer International Growth Fund	$13,207,004

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $4,527,264 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Oppenheimer International Growth Fund	$2,069,474	$15,235,067	$17,304,541

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Oppenheimer International Growth Fund	$2,206,310	$2,206,310	$(17,734,268)	$(33,680,241)	$(49,208,199)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

8. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL AIM International Equity Fund will acquire the assets and liabilities of the AZL Oppenheimer International Growth Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® PIMCO
Fundamental IndexPLUS
Total Return Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,000.00	$1,130.60	$6.34	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL PIMCO Fundamental IndexPLUS Total Return Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Asset Backed Securities	3.2%
Collateralized Mortgage Obligations	8.6
Corporate Bonds	5.9
Yankee Dollars	6.1
Preferred Stocks	1.6
U.S. Government Agency Mortgages	96.9
Repurchase Agreements	48.7
Foreign Bonds	4.3
Put Options Purchased	0.0
Investment Company	1.7

Net Assets	177.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (3.2%):
$43,030	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 0.22%, 10/25/36+(a)	$27,983
5,491	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 0.39%, 10/25/36+(a)	5,313
166,751	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 1.01%, 10/25/31+(a)	102,143
6,516	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 0.37%, 10/25/36+(a)	6,406
22,929	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 0.37%, 1/25/37+(a)	18,919
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 0.59%, 9/25/34+(a)	13,514
15,472	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 0.37%, 3/25/37+(a)	15,044
47,032	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 0.36%, 5/25/37+(a)	44,977
17,721	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 0.42%, 10/25/46+(a)	16,678
4,451	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 0.36%, 12/25/46+(a)	4,403
19,105	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 0.36%, 3/25/47+(a)	18,567
30,304	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 0.36%, 5/25/47+(a)	27,565
10,658	GSAMP Trust, Series 06-FM2, Class A2A, 0.38%, 9/25/36+(a)	10,211
16,789	Household Home Equity Loan Trust, Series 06-4, Class A1V, 0.39%, 3/20/36+(a)	16,021
14,938	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 0.37%, 4/25/37+(a)	14,184
8,452	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 0.36%, 8/25/36+(a)	7,845
23,582	Lehman XS Trust, Series 06-17, Class WF11, 0.43%, 11/25/36+(a)	22,931
120	Lehman XS Trust, Series 06-9, Class A1A, 0.38%, 5/25/46+(a)	118
3,092	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 0.59%, 10/25/34+(a)	1,970
58,475	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 0.37%, 10/25/36+(a)	54,475
36,938	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 0.37%, 11/25/36+(a)	34,254
24,590	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 0.38%, 8/25/36+(a)	24,289
94,488	Park Place Securities, Inc., Series 04-MCW1, Class A1, 0.63%, 10/25/34+(a)	70,420
16,368	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 0.39%, 10/25/36+(a)	16,180
14,022	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 0.38%, 11/25/36+(a)	13,834
7,549	Saxon Asset Securities Trust, Series 06-3, Class A1, 0.37%, 10/25/46+(a)	7,263
20,143	SBI Heloc Trust, Series 06-A1, Class 1A2A, 0.48%, 8/25/36+(a)(b)	18,102
50,545	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 0.39%, 1/25/37+(a)	49,275
3,105	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 0.36%, 1/25/37+(a)	3,061

Total Asset Backed Securities (Cost $803,690)		665,945

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations (8.6%):
$151,775	Banc of America Funding Corp., 6.10%, 1/20/47+(a)	$80,587
35,983	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9 Class 22A1, 4.81%, 11/25/34+(a)	29,767
149,065	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 5.06%, 11/25/34+(a)	125,016
41,653	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.97%, 1/25/35+(a)	35,105
262,109	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.26%, 3/25/35+(a)	224,988
46,940	Bear Stearns Alt-A Trust, 5.49%, 9/25/35+(a)	25,424
95,087	Countrywide Home Loans, Series 2004-22, Class A3, 4.79%, 11/25/34+(a)	72,101
163,029	Countrywide Home Loans, Series 2004-HYB9, Class 1A1, 4.71%, 2/20/35+(a)	129,489
66,334	Fannie Mae, Series 06-118, Class A1, 0.37%, 12/25/36+(a)	59,821
99,434	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.36%, 8/25/35+(a)	75,540
80,375	Freddie Mac, Series 3149, Class LF, 0.62%, 5/15/36+(a)	77,549
65,548	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.83%, 10/25/33+(a)	49,505
76,100	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, 11/25/35+(a)	59,165
97,909	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.14%, 7/19/35+(a)	56,805
59,974	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 4.98%, 12/25/34+(a)	45,412
6,533	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 0.41%, 1/25/37+(a)	6,262
106,369	JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.02%, 2/25/35+(a)	92,984
10,881	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 0.40%, 9/15/21+(a)(b)	9,625
58,967	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 0.52%, 2/25/36+(a)	31,770
25,365	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 1.31%, 10/25/35+(a)	20,188
18,037	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.56%, 11/25/35+(a)	12,432
54,569	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.56%, 7/19/35+(a)	34,792
182,052	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 0.43%, 9/25/46+(a)	166,966
53,967	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 0.42%, 11/25/46+(a)	48,470
207,422	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 3.13%, 10/25/46+(a)	93,879
71,945	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 2.07%, 1/25/47+(a)	29,669
100,961	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.95%, 1/25/35+(a)	84,388

Total Collateralized Mortgage Obligations (Cost $2,345,487)		1,777,699

Corporate Bonds (5.9%):
Commercial Banks (2.8%):
500,000	Banc of America Corp., 0.91%, 6/15/16+(a)	371,733

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Commercial Banks

$100,000	Citigroup, Inc., 6.00%, 8/15/17+	$87,177
100,000	KeyCorp, Series E, 1.44%, 11/22/10, MTN(a)	122,554

		581,464

Diversified Consumer Services (1.4%):
200,000	Ford Motor Credit Corp., 7.25%, 10/25/11+	172,988
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49+	118,000

		290,988

Diversified Financial Services (1.5%):
300,000	GMAC LLC, 6.88%, 8/28/12+	244,494
100,000	Lehman Brothers Holdings, 2.52%, 11/24/08(a)(c)	14,750
100,000	Lehman Brothers Holdings, 2.88%, 4/3/09(a)(c)	14,750
200,000	Lehman Brothers Holdings, 6.20%, 9/26/14(c)	29,500

		303,494

Oil, Gas & Consumable Fuels (0.2%):
40,000	Gazprom OAO, 10.50%, 10/21/09+	40,950

Total Corporate Bonds (Cost $1,706,495)		1,216,896

Yankee Dollar (6.1%):
Commercial Banks (6.1%):
200,000	Barclays Bank plc, 6.05%, 12/4/17+(b)	173,434
300,000	BNP Paribas, 5.19%, 6/29/49+(b)	195,283
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49+(b)	51,166
100,000	HSBC Holdings PLC, 6.50%, 9/15/37+	96,731
100,000	ICICI Bank, Ltd., 1.68%, 1/12/10+(a)(b)	98,000
300,000	Providence of Ontario, 6.50%, 3/8/29+	307,541
100,000	Santander, 6.67%, 10/29/49+(b)	74,000
100,000	SMFG Preferred Capital, 6.08%, 1/29/49+(b)	79,927
100,000	Transcapital Ltd., 8.70%, 8/7/18+(b)	96,250
100,000	Westfield Group, 5.70%, 10/1/16+(b)	86,586

Total Yankee Dollar (Cost $1,440,751)		1,258,918

Preferred Stocks (1.6%):
Automobiles (0.1%):
8,000	General Motors Corp., Series B+(e)	$21,000

Diversified Financial Services (1.5%):
1,800	American International Group+	17,136
34	DG Funding Trust(d)	293,250

		310,386

Total Preferred Stocks (Cost $521,689)		331,386

U.S. Government Agency Mortgages (96.9%):
Federal Home Loan Mortgage Corporation (32.7%)
$541,626	6.00%, 9/1/27+	569,539
1,700,000	5.50%, 12/1/38, Pool #A83579+	1,757,263
1,000,000	5.50%, 7/13/39	1,032,188
3,200,000	6.00%, 7/13/39, TBA	3,339,002
80,952	2.64%, 2/25/45(a)+	77,096

		6,775,088

Federal National Mortgage Association (64.2%)
38,257	5.50%, 3/1/22, Pool #910081+	40,090
693,026	5.50%, 7/1/23, Pool #964571+	726,188
1,190,904	6.00%, 3/1/28, Pool #257126+	1,251,163
434,267	6.00%, 11/1/28, Pool #257452+	456,241
381,587	6.00%, 1/1/29, Pool #257577+	400,896
141,643	6.00%, 3/1/29, Pool #MA0052+	148,816
851,097	5.50%, 11/1/32, Pool #AA1309+	883,936
270,859	5.50%, 6/1/38, Pool #889996+	279,997
456,723	5.50%, 7/1/38, Pool #963975+	472,107
543,277	5.50%, 10/1/38, Pool #970603+	561,577
399,998	5.50%, 12/1/38, Pool #994924+	413,472
500,000	5.50%, 12/1/38, Pool #970929+	516,842
499,999	5.50%, 1/1/39, Pool #992995+	516,841
5,500,000	5.50%, 7/13/39, TBA	5,677,034
400,000	6.50%, 7/13/39	426,000

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association continued

$500,000	6.50%, 8/13/39, Pool #53144, TBA	530,312

		13,301,512

Total U.S. Government Agency Mortgages (Cost $19,954,012)		20,076,600

Repurchase Agreements (48.7%):
900,000	Barclays Capital, Inc. Dated 6/30/09, Settle Date 7/1/09, 0.16%, due 7/2/09, proceeds $900,004; fully collateralized by Federal Home Loan Mortgage Corporation, 0.93%, 5/4/11, value at $926,921	900,000
2,100,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.06%, due 7/1/09, proceeds $2,100,004; fully collateralized by Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18, value at $2,152,958+	2,100,000
2,100,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.06%, due 7/1/09, proceeds $2,100,004; fully collateralized by FNMA, 5.00%, 7/1/34, value at $2,173,945+	2,100,000
2,100,000	Bank of America NA, Dated 6/30/09, Settle Date 7/1/09, 0.16%, due 7/2/09, proceeds $2,100,009; fully collateralized by FNMA, 5.00%, 3/1/35, value at $2,170,577	2,100,000
2,100,000	Barclays Capital, Inc. Dated 6/30/09, Settle Date 7/1/09, 0.17%, due 7/2/09, proceeds $2,100,010; fully collateralized by GNMA, 6.00%, 7/20/38, value at $2,163,574	2,100,000
800,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.05%, due 7/1/09, proceeds $800,001; fully collateralized by U.S. Treasury Bills, Discount Note, 9/24/09, value at $815,982+	800,000

Total Repurchase Agreements (Cost $10,100,000)		10,100,000

Foreign Bonds (4.3%):
400,000	Gaz Capital SA, Series 2, 8.63%, 4/28/34, Puttable 4/28/14 @ 100+	387,500
200,000	Gazprom, 9.63%, 3/1/13+	205,000
300,000	Province of Ontario, 5.85%, 3/8/33+	289,967

Total Foreign Bonds (Cost $951,428)		882,467

Put Options Purchased (0.0%):
320	Federal Home Loan Mortgage Corporation, 6.00% Strike @ 85.00 Exp. 8/6/09(d)	0
200	Federal National Mortgage Association, 5.50% Strike @ 84.00 Exp. 8/6/09(d)	0
400	Federal Home Loan Mortgage Corporation, 5.50% Strike @ 84.00 Exp. 8/6/09(d)	0
1,250	Federal National Mortgage Association, 6.00% Strike @ 85.00 Exp. 8/7/09(d)	0
90	Federal National Mortgage Association, 6.50% Strike @ 86.00 Exp. 8/7/09(d)	0

Total Put Options Purchased (Cost $2,648)		0

Investment Company (1.7%):
361,453	Dreyfus Treasury Prime Cash Management, 0.09%(f)	361,453

Total Investment Company (Cost $361,453)		361,453

Total Investment Securities (Cost $38,187,653)(g) — 177.0%		36,671,364
Net other assets (liabilities) — (77.0)%		(15,951,503)

Net Assets — 100.0%		$20,719,861

Percentages indicated are based on net assets as of June 30, 2009.

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $19,730,571.

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

LLC—Limited Liability Co.

PLC—Public Liability Co.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Defaulted Bond. In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the fund stopped accruing prospective interest amounts on that date.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2009, these securities represent 1.4% of the net assets of the Fund.

(e)	Defaulted security.

(f)	The rate represents the effective yield at time of purchase.

(g)	Cost for federal income tax purposes is $38,208,148. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$580,302
Unrealized depreciation	(2,117,086)

Net unrealized depreciation	$(1,536,784)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	95.3%
Canada	2.2%
France	0.7%
India	0.4%
United Kingdom	0.4%
Australia	0.3%
Japan	0.3%
Virgin Islands	0.2%
Germany	0.2%

Total	100.0%

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 158,000 Australia Dollars in exchange for U.S. Dollars	7/23/09	$124,160	$127,047	$2,887
Receive 93,349 Brazilian Real in exchange for U.S. Dollars	8/4/09	42,576	47,325	4,749
Receive 5,515,337 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	850,000	807,546	(42,454)
Receive 1,274,552 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	183,977	186,816	2,839
Receive 858,788 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	127,000	126,697	(303)
Receive 192,695 Columbian Peso in exchange for U.S. Dollars	11/24/09	85,000	88,193	3,193
Receive 253,000 British Sterling Pounds in exchange for U.S. Dollars	7/2/09	414,275	416,187	1,912
Receive 2,821,000 Japanese Yen in exchange for U.S. Dollars	7/2/09	29,279	29,288	9
Receive 2,821,000 Japanese Yen in exchange for U.S. Dollars	8/4/09	29,294	29,301	7
Receive 57,856 Singapore Dollars in exchange for U.S. Dollars	7/30/09	40,000	39,945	(55)

				$(27,216)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Deliver 5,515,337 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	$782,475	$807,546	$(25,071)
Deliver 1,274,552 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	182,147	186,816	(4,669)
Deliver 192,695 Columbian Peso in exchange for U.S. Dollars	11/24/09	87,708	88,193	(485)
Deliver 71,000 European Euro in exchange for U.S. Dollars	7/27/09	99,090	99,592	(502)
Deliver 253,000 British Sterling Pounds in exchange for U.S. Dollars	7/2/09	391,448	416,187	(24,739)
Deliver 209,000 British Sterling Pounds in exchange for U.S. Dollars	8/6/09	345,268	343,791	1,477
Deliver 2,821,000 Japanese Yen in exchange for U.S. Dollars	7/2/09	29,282	29,288	(6)
Deliver 57,856 Singapore Dollars in exchange for U.S. Dollars	7/30/09	38,041	39,945	(1,904)

				$(55,899)

Futures Contracts

As of June 30, 2009 the Fund’s open future contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

Euro Euribor March Futures	Long	3/10	2	$2,930
90-Day British Sterling Pound March Futures	Long	3/10	1	623
90-Day British Sterling Pound June Futures	Long	6/10	1	305
90-Day British Sterling Pound September Futures	Long	9/10	1	(83)
90-Day British Sterling Pound December Futures	Long	12/09	1	6,801
90-Day British Sterling Pound December Futures	Long	12/10	1	(531)
90-Day Eurodollar March Futures	Long	3/10	29	240,338
90-Day Eurodollar June Futures	Long	6/10	10	8,913
90-Day Eurodollar September Futures	Long	9/09	1	275
90-Day Eurodollar September Futures	Long	9/10	1	275
90-Day Eurodollar December Futures	Long	12/09	5	2,112
90-Day Eurodollar December Futures	Long	12/10	1	312

				$262,270

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Interest Rate Swaps at June 30, 2009:

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.78%	1/4/10	$300,000	$1,497
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.41	1/4/10	200,000	2,380
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	12.95	1/4/10	100,000	10,843
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	11.36	1/4/10	300,000	3,671
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	11.470	1/4/10	100,000	2,634
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.43	1/4/10	200,000	5,211
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.67	1/4/10	200,000	2,775
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	10.58	1/2/12	400,000	3,533
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.98	1/2/12	400,000	4,427
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	3,411
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	1,824
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	400,000	5,449
Union Bank of Switzerland	6-Month Australian Bank Bill Rate	Pay	4.25	9/15/11	700,000	(8,589)
HSBC Bank USA	6-Month GBP LIBOR	Pay	5.00	9/17/13	200,000	20,196
BNP Paribas	6-Month EUR LIBOR	Pay	4.50	3/18/14	200,000	27,540
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/24/16	700,000	4,631
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	14,121
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	14,062
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	4.50	6/15/11	100,000	(819)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	4.50	6/15/11	2,500,000	(7,573)

						$111,224

Credit Default Swaps agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues

			(Pay)/
			Receive				Unrealized	Implied
		Buy/Sell	Fixed	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Reference Equity	Protection(1)	Rate	Date	Amount(2)	Value(4)	(Depreciation)	Spreads(3)

Citibank	General Electric Corp.	Sell	1.10%	6/20/10	$100,000	$(2,508)	$(2,481)	3.73%
Credit Suisse First Boston	Procter and Gamble	Sell	1.00	6/20/14	400,000	4,628	145	0.75
Barclays Capital	General Electric Corp.	Sell	0.85	6/20/10	100,000	(2,748)	(2,726)	3.73
BNP Paribas	General Electric Corp.	Sell	1.10	12/20/09	200,000	(2,486)	(2,431)	3.72
Deutsche Bank Group	General Electric Corp.	Sell	1.02	6/20/10	100,000	(2,585)	(2,559)	3.73
Merrill Lynch	General Electric Corp.	Sell	1.08	12/20/09	200,000	(2,505)	(2,452)	3.72

					$1,100,000	$(8,204)	$(12,504)

Credit Default Swaps on Credit Indices

			(Pay)/
			Receive				Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Equity	Protection(1)	Rate	Date	Amount(2)	Value(4)	(Depreciation)

Deutsche Bank Group	IG9 5 Year 30-100% Future	Sell	0.71%	12/20/12	$388,914	$4,684	$4,769
Goldman Sachs	IG9 10 Year 30-100% Future	Sell	0.55	12/20/17	97,228	378	391

					$486,142	$5,062	$5,160

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps at June 30, 2009:

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Receive Total Return	Pay	Date	Amount	(Depreciation)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/09	$251,346	$(1,018,979)

					$(1,018,979)

Written Swap Options outstanding on June 30, 2009:

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value

Put – OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec – 3-month USD-LIBOR	4.40%	8/3/09	(50)	$(1,800)	$(987)
Put – OTC 7-Year Interest Rate Swap	Barclay’s Capital	Rec – 3-month USD-LIBOR	4.55	8/3/09	(50)	(1,950)	(652)

						$(3,750)	$(1,639)

Written Options outstanding on June 30, 2009:

	Exercise	Expiration	Number of		Fair
Security Description	Price	Date	Contracts	Premium	Value
Put – IMM Eurodollar Time Deposit September Future	$99	9/15/09	(8)	$(1,280)	$(400)

				$(1,280)	$(400)

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL PIMCO
Fundamental
IndexPLUS Total
Return Fund

Assets:
Investment securities, at cost	$28,093,087

Investment securities, at value	$26,571,364
Repurchase agreements, at cost	10,100,000
Segregated cash for collateral	100,000
Interest and dividends receivable	88,382
Foreign currency, at value (cost $141,696)	143,534
Unrealized appreciation on interest rate swaps	128,205
Unrealized appreciation on credit default swaps	5,305
Swap premiums paid	852,258
Receivable for investments sold	11,410,763
Unrealized appreciation for forward foreign currency contracts	17,073
Prepaid expenses	738

Total Assets	49,417,622

Liabilities:
Unrealized depreciation on forward foreign currency contracts	100,188
Unrealized depreciation on interest rate swaps	16,981
Unrealized depreciation on credit default swaps	12,649
Unrealized depreciation on total return swaps	1,018,979
Payable for investments purchased	27,470,426
Payable for capital shares redeemed	19,915
Swap premiums received	13,278
Written options (Premium received $5,030)	2,039
Payable for variation margin on futures contracts	14,488
Manager fees payable	13,276
Administration fees payable	946
Distribution fees payable	4,467
Administrative and compliance services fees payable	842
Trustee fees payable	36
Other accrued liabilities	9,251

Total Liabilities	28,697,761

Net Assets	$20,719,861

Net Assets Consist of:
Capital	$23,816,894
Accumulated net investment income/(loss)	96,889
Accumulated net realized gains/(losses) from investment transactions	(799,082)
Net unrealized appreciation/(depreciation) on investments	(2,394,840)

Net Assets	$20,719,861

Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,028,237
Net Asset Value (offering and redemption price per share)	$6.84

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL PIMCO
Fundamental
IndexPLUS Total
Return Fund

Investment Income:
Interest	$283,206
Dividends	4,898
Foreign withholding tax	(984)

Total Investment Income	287,120

Expenses:
Manager fees	190,399
Administration fees	12,619
Distribution fees	63,466
Accounting agent fees	22,419
Custodian fees	10,445
Administrative and compliance service fees	842
Trustees’ fees	3,181
Professional fees	3,357
Shareholder reports	3,440
Other expenses	1,628

Total expenses before reductions	311,796
Less expenses waived/reimbursed by the Manager	(7,173)

Net expenses	304,623

Net Investment Income/(Loss)	(17,503)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(1,055,209)
Net realized gains/(losses) on swap agreements	(576,422)
Net realized gains/(losses) on futures transactions	1,929,158
Net realized gains/(losses) on option transactions	(177,312)
Change in unrealized appreciation/(depreciation) on investments	4,829,906

Net Realized/Unrealized Gains/(Losses) on Investments	4,950,121

Change in Net Assets Resulting From Operations	$4,932,618

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL PIMCO
	Fundamental IndexPLUS
	Total Return Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(17,503)	$3,597,573
Net realized gains/(losses) on investment transactions	120,215	(33,868,593)
Change in unrealized appreciation/(depreciation) on investments	4,829,906	(9,190,624)

Change in net assets resulting from operations	4,932,618	(39,461,644)

Capital Transactions:
Proceeds from shares issued	22,352,418	64,955,649
Value of shares redeemed	(72,466,636)	(35,790,186)

Change in net assets resulting from capital transactions	(50,114,218)	29,165,463

Change in net assets	(45,181,600)	(10,296,181)
Net Assets:
Beginning of period	65,901,461	76,197,642

End of period	$20,719,861	$65,901,461

Accumulated net investment income/(loss)	$96,889	$114,392

Share Transactions:
Shares issued	3,915,529	7,812,200
Shares redeemed	(11,790,500)	(4,361,729)

Change in shares	(7,874,971)	3,450,471

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended		May 1, 2006 to
	Ended	December 31,		December 31,
	June 30, 2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$6.04	$10.22	$10.42	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (b)	0.35	0.41	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	0.80	(4.53)	0.25	0.96

Total from Investment Activities	0.80	(4.18)	0.66	1.19

Dividends to Shareholders From:
Net Investment Income	—	—	(0.61)	(0.23)
Net Realized Gains	—	—	(0.01)	(0.54)
Return of Capital	—	—	(0.24)	—

Total Dividends	—	—	(0.86)	(0.77)

Net Asset Value, End of Period	$6.84	$6.04	$10.22	$10.42

Total Return(c)(d)	13.25%	(40.86)%	6.66%	11.97%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$20,720	$65,901	$76,198	$66,123
Net Investment Income/(Loss)(e)	(0.07)%	4.82%	4.13%	4.07%
Expenses Before Reductions(e)(f)	1.22%	1.23%	1.21%	1.19%
Expenses Net of Reductions(e)	1.20%	1.22%	1.19%	1.19%
Portfolio Turnover Rate(d)	287.83%	382.93%	138.38%	7.35%

(a)	Period from commencement of operations.

(b)	Less than $0.005 or $(0.005) per share.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Repurchase Agreements

Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Sub adviser deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding the obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of a Fund’s securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Fund’s Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales

The Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments, and the volume of the open positions relative to the Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	471
Futures Opened	243
Futures Closed	(660)

Outstanding at June 30, 2009	54

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

The writing or purchasing of options subjects the Fund to equity price risk related to stock options and interest rate risk on bond, time deposit, and interest rate options.

Transactions in options written during the period ended June 30, 2009, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(914)	$(279,065)
Options written	(533)	(29,351)
Options exercised	12	7,376
Options bought back	630	199,065
Options expired	697	96,945

Options outstanding at June 30, 2009	(108)	$(5,030)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the notional amount of the referenced debt obligation to the counterparty in exchange for the defaulted obligation, or the seller would be required to pay a net settlement amount to the counterparty equal to the notional amount of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund used credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve on party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms, including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying many credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swaps, equity price risk related to stock index, total return swaps, and interest rate risk related to interest rate swaps) and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e, any unrealized appreciation) in the event of the default or bankruptcy of swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments.

The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements. As of June 30, 2009 the Fund has met the conditions under such agreements that give the counterparty the right to call for an early termination. To date the counterparty has not invoked these early termination provisions.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Unrealized appreciation on total return swaps	$—	Unrealized depreciation on total return swaps	$1,018,979
Foreign Exchange Contracts	Variation margin on futures contracts and unrealized appreciation on foreign currency contracts	279,957	Variation margin on futures contracts and unrealized depreciation on foreign currency contracts	100,802
Interest Rate Contracts	Securities, at value, variation margin on futures contracts and unrealized appreciation on interest rate swaps	128,205	Securities, at value, variation margin on futures contracts and unrealized depreciation on interest rate swaps	19,020
Credit Contracts	Unrealized appreciation on credit default swaps	5,305	Unrealized depreciation on credit default swaps	12,649

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements and foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivative	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and foreign currency transactions/change in net unrealized appreciation/ (depreciation) on investments	$1,907,109	$(1,937,713)
Interest Rate Contracts	Net realized gains (losses) on investment securities, futures transactions, options transactions and swap agreements/change in unrealized appreciation/ (depreciation) on investments	(2,471,526)	4,275,323
Credit Contracts	Net realized gains/(losses) on swap agreements/change in unrealized appreciation/ (depreciation) on investments	(1,186,787)	1,022,543
Equity Contracts	Net realized gains/(losses) on swap agreements/change in unrealized appreciation/(depreciation) on investments	2,726,583	(2,071,179)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

amended and restated subadvisory agreement between the Manager and Pacific Investment Management Company LLC (“PIMCO”), PIMCO provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL PIMCO Fundamental IndexPLUS Total Return Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$9,903	$11,468	$7,173

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,596 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$665,945	$665,945
Collateralized Mortgage Obligations	—	1,777,699	1,777,699
Corporate Bonds	—	1,216,896	1,216,896
Yankee Dollar	—	1,258,918	1,258,918
Preferred Stock	—	331,386	331,386
U.S. Government Agency Mortgages	—	20,076,600	20,076,600
Repurchase Agreements	—	10,100,000	10,100,000
Foreign Bonds(a)	—	882,467	882,467
Put Options Purchased	—	—	—
Investment Companies	361,453	—	361,453

Total Investment Securities	361,453	36,309,911	36,671,364

Other Financial Instruments*	262,270	(998,214)	(735,944)
Written Options	(400)	(1,639)	(2,039)

Total Investments	$623,323	$35,310,058	$35,933,381

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements, but excluding written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$179,011,267	$226,886,648

For the period ended June 30, 2009, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$170,356,580	$183,665,300

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the Fund held restricted securities representing 1.4% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Preferred Stock:
DG Funding Trust	10/11/06	$361,688	34	$293,250
Purchased Options:
Federal Home Loan Mortgage Corporation, 6.00% Strike @ 85.00, Exp. 8/6/09	5/1/09	375	320	—
Federal National Mortgage Association, 5.50%, Strike @ 84.00, Exp. 8/6/09	5/1/09	234	200	—
Federal Home Loan Mortgage Corporation, 5.50% Strike @ 84.00, Exp. 8/6/09	5/1/09	469	400	—
Federal National Mortgage Association, 6.00%, Strike @ 85.00, Exp. 8/7/09	5/1/09	1,465	1,250	—
Federal National Mortgage Association, 6.50%, Strike @ 86.00, Exp. 8/7/09	5/1/09	105	90	—

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $68,496 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,536,922	$1,536,922	$(68,496)	$(9,498,077)	$(8,029,651)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

8. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL S&P 500 Index Fund will acquire the assets and liabilities of the AZL First Trust Target Double Play Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and AZL TargetPLUS Equity Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

27

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® S&P 500 Index Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL S&P 500 Index Fund	Class 1	$1,000.00	$1,029.20	$1.21	0.24%
	Class 2	$1,000.00	$1,027.60	$2.46	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL S&P 500 Index Fund	Class 1	$1,000.00	$1,023.60	$1.20	0.24%
	Class 2	$1,000.00	$1,022.36	$2.46	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL S&P 500 Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	2.6%
Air Freight & Logistics	1.0
Airline	0.1
Auto Components	0.2
Automobiles	0.3
Beverages	2.5
Biotechnology	1.8
Building Products	0.1
Capital Markets	2.9
Chemicals	1.8
Commercial Banks	2.6
Commercial Services & Supplies	0.6
Communications Equipment	2.9
Computers & Peripherals	5.2
Construction & Engineering	0.3
Construction Materials	0.1
Consumer Finance	0.4
Containers & Packaging	0.2
Distributors	0.1
Diversified Consumer Services	0.2
Diversified Financial Services	3.9
Diversified Telecommunication Services	3.1
Electric Utilities	2.3
Electrical Equipment	0.4
Electronic Equipment & Instruments	0.2
Energy Equipment & Services	1.8
Food & Staples Retailing	3.0
Food Products	1.7
Gas Utilities	0.3
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.1
Health Care Technology	0.0
Hotels, Restaurants & Leisure	1.5
Household Durables	0.3
Household Products	2.6
Independent Power Producers & Energy Traders	0.2
Industrial Conglomerates	2.0
Insurance	2.3
Internet & Catalog Retail	0.4
Internet Software & Services	1.8
IT Services	1.1
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.4
Machinery	1.5
Media	2.5
Metals & Mining	0.9
Multi-Utilities	1.4
Multiline Retail	0.8
Office Electronics	0.1
Oil, Gas & Consumable Fuels	10.2
Paper & Forest Products	0.2
Personal Products	0.2
Pharmaceuticals	7.3
Real Estate Investment Trusts (REITs)	0.9
Real Estate Management & Development	0.0
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	2.4
Software	4.3
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	0.4
Thrifts & Mortgage Finance	0.1
Tobacco	1.7
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.4
U.S. Treasury Obligations	0.3
Investment Company	2.2

100.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Aerospace & Defense (2.6%):
33,874	Boeing Co. (The)	$1,439,645
18,026	General Dynamics Corp.	998,460
5,822	Goodrich Corp.	290,925
34,313	Honeywell International, Inc.	1,077,428
5,425	L-3 Communications Holdings, Inc.	376,387
15,200	Lockheed Martin Corp.	1,225,880
15,049	Northrop Grumman Corp.	687,438
6,549	Precision Castparts Corp.	478,274
18,337	Raytheon Co.	814,713
7,170	Rockwell Collins, Inc.	299,204
43,931	United Technologies Corp.	2,282,655

		9,971,009

Air Freight & Logistics (1.0%):
7,977	C.H. Robinson Worldwide, Inc.	416,001
9,957	Expeditors International of Washington, Inc.	331,966
14,541	FedEx Corp.	808,770
46,403	United Parcel Service, Inc., Class B	2,319,686

		3,876,423

Airline (0.1%):
33,564	Southwest Airlines Co.	225,886

Auto Components (0.2%):
11,437	Goodyear Tire & Rubber Co.*	128,781
27,802	Johnson Controls, Inc.	603,859

		732,640

Automobiles (0.3%):
149,481	Ford Motor Co.*	907,350
10,617	Harley-Davidson, Inc.	172,101

		1,079,451

Beverages (2.5%):
4,623	Brown-Forman Corp., Class B	198,697
92,555	Coca-Cola Co. (The)	4,441,714
14,920	Coca-Cola Enterprises, Inc.	248,418
8,936	Constellation Brands, Inc.*	113,308
11,940	Dr Pepper Snapple Group, Inc.*	253,009
7,042	Molson Coors Brewing Co.	298,088
6,388	Pepsi Bottling Group, Inc. (The)	216,170
72,529	PepsiCo, Inc.	3,986,194

		9,755,598

Biotechnology (1.8%):
47,115	Amgen, Inc.*	2,494,268
13,437	Biogen, Inc.*	606,681
21,461	Celgene Corp.*	1,026,694
3,423	Cephalon, Inc.*	193,913
12,681	Genzyme Corp.*	705,951
42,150	Gilead Sciences, Inc.*	1,974,306

		7,001,813

Building Products (0.1%):
5,868	Fastenal Co.	194,641
16,439	Masco Corp.	157,486

		352,127

Capital Markets (2.9%):
11,858	Ameriprise Financial, Inc.	287,794
55,469	Bank of New York Mellon Corp.(a)	1,625,796
43,796	Charles Schwab Corp.	768,182
26,270	E*TRADE Financial Corp.*	33,626
3,782	Federated Investors, Inc.	91,108
7,092	Franklin Resources, Inc.	510,695
23,417	Goldman Sachs Group, Inc.	3,452,603
19,020	Invesco, Ltd.	338,936
7,358	Janus Capital Group, Inc.	83,881
6,531	Legg Mason, Inc.	159,226
62,716	Morgan Stanley	1,788,033
11,153	Northern Trust Corp.	598,693
22,928	State Street Corp.	1,082,202
11,987	T. Rowe Price Group, Inc.	499,498

		11,320,273

Chemicals (1.8%):
9,805	Air Products & Chemicals, Inc.	633,305
2,138	CF Industries Holdings, Inc.	158,511
49,975	Dow Chemical Co. (The)	806,597
42,123	E.I. du Pont de Nemours & Co.	1,079,191
3,440	Eastman Chemical Co.	130,376
7,597	Ecolab, Inc.	296,207
3,480	International Flavor & Fragrances, Inc.	113,866
25,377	Monsanto Co.	1,886,526
7,707	PPG Industries, Inc.	338,337
14,337	Praxair, Inc.	1,018,931
5,747	Sigma Aldrich Corp.	284,821

		6,746,668

Commercial Banks (2.6%):
30,043	BB&T Corp.	660,345
6,902	Comerica, Inc.	145,977
33,812	Fifth Third Bancorp	240,065
10,197	First Horizon National Corp.*	122,359
24,882	Huntington Bancshares, Inc.	104,007
32,432	KeyCorp	169,944
3,668	M&T Bank Corp.	186,811
16,151	Marshall & Ilsley Corp.	77,525
21,324	PNC Financial Services Group, Inc.	827,585

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

53,552	Regions Financial Corp.	$216,350
21,632	SunTrust Banks, Inc.	355,846
88,155	U.S. Bancorp	1,579,738
216,272	Wells Fargo & Co.	5,246,759
5,352	Zions Bancorp	61,869

		9,995,180

Commercial Services & Supplies (0.6%):
4,980	Avery Dennison Corp.	127,886
5,782	Cintas Corp.	132,061
5,981	Equifax, Inc.	156,104
8,457	Iron Mountain, Inc.*	243,139
6,147	Monster Worldwide, Inc.*	72,596
9,366	Pitney Bowes, Inc.	205,396
9,747	R.R. Donnelley & Sons Co.	113,260
15,105	Republic Services, Inc., Class A	368,713
6,909	Robert Half International, Inc.	163,191
4,028	Stericycle, Inc.*	207,563
22,985	Waste Management, Inc.	647,258

		2,437,167

Communications Equipment (2.9%):
3,647	Ciena Corp.*	37,746
268,303	Cisco Systems, Inc.*	5,001,168
72,598	Corning, Inc.	1,165,924
6,076	Harris Corp.	172,315
8,812	JDS Uniphase Corp.*	50,405
24,436	Juniper Networks, Inc.*	576,690
106,424	Motorola, Inc.	705,591
76,877	QUALCOMM, Inc.	3,474,840
16,968	Tellabs, Inc.*	97,227

		11,281,906

Computers & Peripherals (5.2%):
41,493	Apple, Inc.*	5,909,848
80,835	Dell, Inc.*	1,109,865
93,901	EMC Corp.*	1,230,103
110,960	Hewlett-Packard Co.	4,288,604
61,477	International Business Machines Corp.	6,419,428
3,763	Lexmark International, Inc.*	59,644
14,992	NetApp, Inc.*	295,642
5,456	QLogic Corp.*	69,182
9,971	SanDisk Corp.*	146,474
10,343	Western Digital Corp.*	274,089

		19,802,879

Construction & Engineering (0.3%):
5,314	Centex Corp.	44,956
8,512	Fluor Corp.	436,581
5,583	Jacobs Engineering Group, Inc.*	234,988
9,492	Pulte Homes, Inc.	83,814
9,058	Quanta Services, Inc.*	209,512

		1,009,851

Construction Materials (0.1%):
5,631	Vulcan Materials Co.	242,696

Consumer Finance (0.4%):
55,167	American Express Co.	1,282,081
22,163	SLM Corp.*	227,614

		1,509,695

Containers & Packaging (0.2%):
4,435	Ball Corp.	200,285
4,426	Bemis Co., Inc.	111,535
7,886	Owens-Illinois, Inc.*	220,887
5,840	Pactiv Corp.*	126,903
6,991	Sealed Air Corp.	128,984

		788,594

Distributors (0.1%):
7,236	Genuine Parts Co.	242,840

Diversified Consumer Services (0.2%):
5,000	Apollo Group, Inc., Class A*	355,600
2,866	DeVry, Inc.	143,415
15,991	H&R Block, Inc.	275,525

		774,540

Diversified Financial Services (3.9%):
374,883	Bank of America Corp.	4,948,456
20,851	Capital One Financial Corp.	456,220
18,001	CIT Group, Inc.	38,702
255,681	Citigroup, Inc.	759,373
3,101	CME Group, Inc.	964,752
22,669	Discover Financial Services	232,811
12,779	HCP, Inc.	270,787
3,410	Intercontinental Exchange, Inc.*	389,558
181,026	JPMorgan Chase & Co.	6,174,797
8,546	Leucadia National Corp.*	180,235
8,651	Moody’s Corp.	227,954
6,059	NASDAQ OMX Group, Inc. (The)*	129,117
11,742	NYSE Euronext	319,969

		15,092,731

Diversified Telecommunication Services (3.1%):
274,554	AT&T, Inc.	6,819,921
4,424	CenturyTel, Inc.	135,817
6,704	Embarq Corp.	281,970
14,828	Frontier Communications Corp.	105,872
69,032	Qwest Communications International, Inc.	286,483

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued

132,056	Verizon Communications, Inc.	$4,058,081
20,834	Windstream Corp.	174,172

		11,862,316

Electric Utilities (2.3%):
7,701	Allegheny Energy, Inc.	197,531
22,143	American Electric Power Co., Inc.	639,711
59,849	Duke Energy Corp.	873,197
23,760	Dynegy, Inc.*	53,935
15,260	Edison International	480,080
9,103	Entergy Corp.	705,665
30,707	Exelon Corp.	1,572,505
14,258	FirstEnergy Corp.	552,497
19,090	FPL Group, Inc.	1,085,457
7,840	Northeast Utilities	174,910
9,668	Pepco Holdings, Inc.	129,938
4,457	Pinnacle West Capital Corp.	134,379
17,559	PPL Corp.	578,745
12,908	Progress Energy, Inc.	488,310
36,306	Southern Co.	1,131,295

		8,798,155

Electrical Equipment (0.4%):
7,588	Cooper Industries, Ltd., Class A	235,607
34,944	Emerson Electric Co.	1,132,186
6,679	Rockwell International Corp.	214,529

		1,582,322

Electronic Equipment & Instruments (0.2%):
15,952	Agilent Technologies, Inc.*	323,985
7,765	Amphenol Corp., Class A	245,685
6,875	FLIR Systems, Inc.*	155,100
9,008	Jabil Circuit, Inc.	66,839
5,992	Molex, Inc.	93,176

		884,785

Energy Equipment & Services (1.8%):
14,451	Baker Hughes, Inc.	526,594
13,759	BJ Services Co.	187,535
9,839	Cameron International Corp.*	278,444
3,154	Diamond Offshore Drilling, Inc.	261,940
6,681	ENSCO International, Inc.	232,966
5,848	FMC Technologies, Inc.*	219,768
41,894	Halliburton Co.	867,206
12,882	Nabors Industries, Ltd.*	200,701
19,510	National-Oilwell Varco, Inc.*	637,197
4,816	Rowan Cos., Inc.	93,045
55,744	Schlumberger, Ltd.	3,016,308
9,945	Smith International, Inc.	256,084

		6,777,788

Food & Staples Retailing (3.0%):
20,233	Costco Wholesale Corp.	924,648
67,865	CVS Caremark Corp.	2,162,858
30,505	Kroger Co.	672,635
20,110	Safeway, Inc.	409,641
10,019	Supervalu, Inc.	129,746
27,552	SYSCO Corp.	619,369
103,755	Wal-Mart Stores, Inc.	5,025,892
46,036	Walgreen Co.	1,353,458
6,657	Whole Foods Market, Inc.	126,350

		11,424,597

Food Products (1.7%):
29,990	Archer-Daniels Midland Co.	802,832
9,289	Campbell Soup Co.	273,283
20,971	ConAgra Foods, Inc.	399,707
8,384	Dean Foods Co.*	160,889
15,317	General Mills, Inc.	858,058
14,726	H.J. Heinz Co.	525,718
7,510	Hershey Co.	270,360
3,204	Hormel Foods Corp.	110,666
5,378	J.M. Smucker Co. (The)	261,694
11,801	Kellogg Co.	549,573
68,532	Kraft Foods, Inc., Class A	1,736,601
6,144	McCormick & Co.	199,864
31,521	Sara Lee Corp.	307,645
14,292	Tyson Foods, Inc., Class A	180,222

		6,637,112

Gas Utilities (0.3%):
6,162	EQT Corp.	215,116
1,927	NICOR, Inc.	66,713
8,097	Noble Energy, Inc.	477,480
8,157	Questar Corp.	253,764

		1,013,073

Health Care Equipment & Supplies (2.0%):
4,666	Bard (C.R.), Inc.	347,384
28,150	Baxter International, Inc.	1,490,824
11,205	Becton Dickinson & Co.	799,028
70,242	Boston Scientific Corp.*	712,254
7,009	DENTSPLY International, Inc.	213,915
7,512	Hospira, Inc.*	289,362
1,764	Intuitive Surgical, Inc.*	288,696
52,152	Medtronic, Inc.	1,819,583
16,192	St. Jude Medical, Inc.*	665,491
11,144	Stryker Corp.	442,863
5,655	Varian Medical Systems, Inc.*	198,717
10,020	Zimmer Holdings, Inc.*	426,852

		7,694,969

Health Care Providers & Services (2.1%):
20,795	Aetna, Inc.	520,915
13,818	Amerisource Bergen Corp.	245,131

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued

16,854	Cardinal Health, Inc.	$514,890
12,292	CIGNA Corp.	296,114
7,044	Coventry Health Care, Inc.*	131,793
4,717	DaVita, Inc.*	233,303
12,554	Express Scripts, Inc.*	863,087
7,663	Humana, Inc.*	247,208
5,083	Laboratory Corp. of America Holdings*	344,577
12,816	McKesson HBOC, Inc.	563,904
22,447	Medco Health Solutions, Inc.*	1,023,808
3,886	Patterson Companies, Inc.*	84,326
6,993	Quest Diagnostics, Inc.	394,615
19,604	Tenet Healthcare Corp.*	55,283
55,363	UnitedHealth Group, Inc.	1,382,968
22,565	WellPoint, Inc.*	1,148,333

		8,050,255

Health Care Technology (0.0%):
8,036	IMS Health, Inc.	102,057

Hotels, Restaurants & Leisure (1.5%):
20,481	Carnival Corp.	527,795
6,452	Darden Restaurants, Inc.	212,787
13,933	International Game Technology	221,535
13,847	Marriott International, Inc., Class A	305,601
51,313	McDonald’s Corp.	2,949,984
34,403	Starbucks Corp.*	477,858
8,331	Starwood Hotels & Resorts Worldwide, Inc.	184,948
8,248	Wyndham Worldwide Corp.	99,966
2,997	Wynn Resorts, Ltd.*	105,794
21,497	Yum! Brands, Inc.	716,710

		5,802,978

Household Durables (0.3%):
2,766	Black & Decker Corp.	79,274
12,587	D. R. Horton, Inc.	117,814
7,056	Fortune Brands, Inc.	245,125
2,755	Harman International Industries, Inc.	51,794
3,524	KB Home	48,208
6,956	Leggett & Platt, Inc.	105,940
6,607	Lennar Corp.	64,022
13,142	Newell Rubbermaid, Inc.	136,808
2,656	Snap-On, Inc.	76,333
3,490	Stanley Works (The)	118,102
3,478	Whirlpool Corp.	148,024

		1,191,444

Household Products (2.6%):
6,524	Clorox Co. (The)	364,235
23,229	Colgate-Palmolive Co.	1,643,220
19,322	Kimberly-Clark Corp.	1,013,052
135,538	Procter & Gamble Co. (The)	6,925,992

		9,946,499

Independent Power Producers & Energy Traders (0.2%):
30,271	AES Corp. (The)*	351,446
9,046	Constellation Energy Group, Inc.	240,443

		591,889

Industrial Conglomerates (2.0%):
32,354	3M Co.	1,944,475
491,977	General Electric Co.	5,765,971
12,499	Textron, Inc.	120,740

		7,831,186

Insurance (2.3%):
21,842	AFLAC, Inc.	679,068
25,064	Allstate Corp. (The)	611,562
122,333	American International Group, Inc.	141,906
12,810	Aon Corp.	485,115
5,376	Assurant, Inc.	129,508
16,473	Chubb Corp. (The)	656,943
7,675	Cincinnati Financial Corp.	171,536
18,524	Genworth Financial, Inc.	129,483
15,291	Hartford Financial Services Group, Inc.	181,504
13,678	Lincoln National Corp.	235,398
16,910	Loews Corp.	463,334
24,111	Marsh & McLennan Cos., Inc.	485,354
7,541	MBIA, Inc.*	32,653
38,172	MetLife, Inc.	1,145,542
14,442	Principal Financial Group, Inc.	272,087
31,679	Progressive Corp. (The)*	478,670
21,501	Prudential Financial, Inc.	800,267
4,006	Torchmark Corp.	148,382
27,305	Travelers Cos., Inc. (The)	1,120,597
15,561	UnumProvident Corp.	246,798
15,664	XL Capital, Ltd., Class A	179,509

		8,795,216

Internet & Catalog Retail (0.4%):
15,003	Amazon.com, Inc.*	1,255,151
9,940	Expedia, Inc.*	150,193

		1,405,344

Internet Software & Services (1.8%):
8,064	Akamai Technologies, Inc.*	154,667
50,340	eBay, Inc.*	862,324
11,165	Google, Inc., Class A*	4,707,052

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services, continued

9,066	VeriSign, Inc.*	$167,540
65,101	Yahoo!, Inc.*	1,019,482

		6,911,065

IT Services (1.1%):
4,601	Affiliated Computer Services, Inc., Class A*	204,376
23,584	Automatic Data Processing, Inc.	835,817
13,692	Cognizant Technology Solutions Corp., Class A*	365,576
6,867	Computer Sciences Corp.*	304,208
4,900	Convergys Corp.*	45,472
2,518	Dun & Bradstreet Corp.	204,487
9,031	Fidelity National Information Services, Inc.	180,259
7,072	Fiserv, Inc.*	323,190
3,388	MasterCard, Inc., Class A	566,846
15,050	Paychex, Inc.	379,260
9,012	Total System Services, Inc.	120,671
32,629	Western Union Co.	535,116

		4,065,278

Leisure Equipment & Products (0.1%):
11,446	Eastman Kodak Co.	33,880
5,459	Hasbro, Inc.	132,326
16,864	Mattel, Inc.	270,668

		436,874

Life Sciences Tools & Services (0.4%):
7,877	Life Technologies Corp.*	328,629
2,525	Millipore Corp.*	177,280
5,037	PerkinElmer, Inc.	87,644
19,546	Thermo Fisher Scientific, Inc.*	796,890
4,578	Waters Corp.*	235,630

		1,626,073

Machinery (1.5%):
28,080	Caterpillar, Inc.	927,763
9,127	Cummins, Inc.	321,362
11,916	Danaher Corp.	735,694
19,743	Deere & Co.	788,733
8,429	Dover Corp.	278,916
7,748	Eaton Corp.	345,638
2,548	Flowserve Corp.	177,876
17,975	Illinois Tool Works, Inc.	671,186
1,484	Ingersoll Rand Co., Class A	31,016
8,528	ITT Industries, Inc.	379,496
6,410	Manitowoc Co.	33,717
16,973	PACCAR, Inc.	551,792
5,395	Pall Corp.	143,291
7,538	Parker Hannifin Corp.	323,832

		5,710,312

Media (2.5%):
30,929	CBS Corp.	214,029
134,318	Comcast Corp., Class A	1,946,268
24,742	DIRECTV Group, Inc. (The)*	611,375
9,716	Gannett Co., Inc.	34,686
22,640	Interpublic Group of Cos., Inc. (The)*	114,332
14,720	McGraw-Hill Cos., Inc. (The)	443,219
1,459	Meredith Corp.	37,277
4,679	New York Times Co., Class A	25,781
107,390	News Corp.	978,323
14,562	Omnicom Group, Inc.	459,868
4,285	Scripps Networks Interactive, Class A	119,251
16,480	Time Warner Cable, Inc.	521,922
55,799	Time Warner, Inc.	1,405,577
28,357	Viacom, Inc., Class B*	643,704
86,553	Walt Disney Co. (The)	2,019,281
266	Washington Post Co. (The), Class B	93,680

		9,668,573

Metals & Mining (0.9%):
5,176	AK Steel Holding Corp.	99,327
44,520	Alcoa, Inc.	459,892
4,317	Allegheny Technologies, Inc.	150,793
19,222	Freeport-McMoRan Copper & Gold, Inc., Class B	963,214
22,842	Newmont Mining Corp.	933,552
14,685	Nucor Corp.	652,455
3,423	Titanium Metals Corp.	31,457
6,594	United States Steel Corp.	235,670

		3,526,360

Multi-Utilities (1.4%):
10,004	Ameren Corp.	248,999
15,822	Centerpoint Energy, Inc.	175,308
10,000	CMS Energy Corp.	120,800
12,823	Consolidated Edison, Inc.	479,837
27,255	Dominion Resources, Inc.	910,862
7,414	DTE Energy Co.	237,248
3,574	Integrys Energy Group, Inc.	107,184
12,530	NiSource, Inc.	146,100
17,104	PG&E Corp.	657,478
23,646	Public Service Enterprise Group, Inc.	771,569
5,729	SCANA Corp.	186,021
11,393	Sempra Energy	565,435
9,416	TECO Energy, Inc.	112,333
5,309	Wisconsin Energy Corp.	216,129
21,298	Xcel Energy, Inc.	392,096

		5,327,399

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multiline Retail (0.8%):
3,656	Big Lots, Inc.*	$76,886
6,603	Family Dollar Stores, Inc.	186,865
10,433	J.C. Penney Co., Inc.	299,531
14,251	Kohl’s Corp.*	609,230
19,791	Macy’s, Inc.	232,742
7,264	Nordstrom, Inc.	144,481
2,425	Sears Holdings Corp.*	161,311
35,117	Target Corp.	1,386,068

		3,097,114

Office Electronics (0.1%):
39,268	Xerox Corp.	254,457

Oil, Gas & Consumable Fuels (10.2%):
23,184	Anadarko Petroleum Corp.	1,052,322
15,620	Apache Corp.	1,126,983
4,571	Cabot Oil & Gas Corp., Class A	140,055
26,284	Chesapeake Energy Corp.	521,212
93,194	Chevron Corp.	6,174,103
68,990	ConocoPhillips	2,901,719
8,195	Consol Energy, Inc.	278,302
11,291	Denbury Resources, Inc.*	166,316
20,709	Devon Energy Corp.	1,128,641
31,707	El Paso Corp.	292,656
11,662	EOG Resources, Inc.	792,083
226,992	Exxon Mobil Corp.	15,869,011
13,255	Hess Corp.	712,456
33,030	Marathon Oil Corp.	995,194
4,002	Massey Energy Co.	78,199
8,930	Murphy Oil Corp.	485,078
37,775	Occidental Petroleum Corp.	2,485,973
12,531	Peabody Energy Corp.	377,935
5,472	Pioneer Natural Resources Co.	139,536
7,332	Range Resources Corp.	303,618
16,067	Southwestern Energy Co.*	624,203
30,124	Spectra Energy Corp.	509,698
5,527	Sunoco, Inc.	128,226
6,602	Tesoro Corp.	84,043
25,897	Valero Energy Corp.	437,400
27,137	Williams Cos., Inc. (The)	423,609
27,056	XTO Energy, Inc.	1,031,916

		39,260,487

Paper & Forest Products (0.2%):
19,515	International Paper Co.	295,262
8,121	MeadWestvaco Corp.	133,265
9,911	Weyerhaeuser Co.	301,592

		730,119

Personal Products (0.2%):
19,968	Avon Products, Inc.	514,775
5,482	Estee Lauder Co., Inc. (The), Class A	179,097

		693,872

Pharmaceuticals (7.3%):
72,027	Abbott Laboratories	3,388,150
14,375	Allergan, Inc.	683,962
92,314	Bristol-Myers Squibb Co.	1,874,897
47,161	Eli Lilly & Co.	1,633,657
14,160	Forest Laboratories, Inc.*	355,558
128,126	Johnson & Johnson Co.	7,277,557
11,340	King Pharmaceuticals, Inc.*	109,204
98,261	Merck & Co., Inc.	2,747,378
14,382	Mylan, Inc.*	187,685
314,307	Pfizer, Inc.	4,714,605
75,855	Schering Plough Corp.	1,905,478
4,606	Watson Pharmaceuticals, Inc.*	155,038
62,064	Wyeth	2,817,085

		27,850,254

Real Estate Investment Trusts (REITs) (0.9%):
5,343	Apartment Investment & Management Co., Class A	47,286
3,759	Avalonbay Communities, Inc.	210,279
6,342	Boston Properties, Inc.	302,513
12,813	Equity Residential Property Trust	284,833
5,042	Health Care REIT, Inc.	171,932
27,820	Host Hotels & Resorts, Inc.	233,410
14,243	Kimco Realty Corp.	143,142
7,478	Plum Creek Timber Co., Inc.	222,695
20,503	ProLogis Trust	165,254
5,880	Public Storage, Inc.	385,022
13,012	Simon Property Group, Inc.	669,185
7,100	Ventas, Inc.	212,006
7,300	Vornado Realty Trust	328,719

		3,376,276

Real Estate Management & Development (0.0%):
10,756	CB Richard Ellis Group, Inc.*	100,676

Road & Rail (0.9%):
12,996	Burlington Northern Santa Fe Corp.	955,726
18,220	CSX Corp.	630,959
17,135	Norfolk Southern Corp.	645,475
2,366	Ryder System, Inc.	66,059
23,485	Union Pacific Corp.	1,222,629

		3,520,848

Semiconductors & Semiconductor Equipment (2.4%):
25,726	Advanced Micro Devices, Inc.*	99,560
13,828	Altera Corp.	225,120

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

13,195	Analog Devices, Inc.	$326,972
62,129	Applied Materials, Inc.	681,555
19,934	Broadcom Corp., Class A*	494,164
259,193	Intel Corp.	4,289,644
8,011	KLA-Tencor Corp.	202,278
10,455	Linear Technology Corp.	244,124
28,358	LSI Logic Corp.*	129,312
10,558	MEMC Electronic Materials, Inc.*	188,038
8,605	Microchip Technology, Inc.	194,043
37,525	Micron Technology, Inc.*	189,876
9,293	National Semiconductor Corp.	116,627
4,327	Novellus Systems, Inc.*	72,261
25,336	NVIDIA Corp.*	286,043
6,808	Teradyne, Inc.*	46,703
59,602	Texas Instruments, Inc.	1,269,523
12,906	Xilinx, Inc.	264,057

		9,319,900

Software (4.3%):
24,508	Adobe Systems, Inc.*	693,576
10,672	Autodesk, Inc.*	202,555
8,363	BMC Software, Inc.*	282,586
18,515	CA, Inc.	322,716
8,484	Citrix Systems, Inc.*	270,555
10,510	Compuware Corp.*	72,099
14,581	Electronic Arts, Inc.*	316,699
15,069	Intuit, Inc.*	424,343
7,243	McAfee, Inc.*	305,582
355,794	Microsoft Corp.	8,457,223
15,389	Novell, Inc.*	69,712
176,186	Oracle Corp.	3,773,904
4,986	Salesforce.com, Inc.*	190,316
34,969	Sun Microsystems, Inc.*	322,414
38,410	Symantec Corp.*	597,660
8,185	Teradata Corp.*	191,775

		16,493,715

Specialty Retail (1.9%):
4,153	Abercrombie & Fitch Co., Class A	105,445
4,817	AutoNation, Inc.*	83,575
1,718	AutoZone, Inc.*	259,607
12,188	Bed Bath & Beyond, Inc.*	374,781
15,858	Best Buy Co., Inc.	531,084
7,728	GameStop Corp., Class A*	170,093
21,873	Gap, Inc. (The)	358,717
79,060	Home Depot, Inc.	1,868,188
11,966	Limited Brands, Inc.	143,233
68,389	Lowe’s Cos., Inc.	1,327,431
6,358	O’Reilly Automotive, Inc.*	242,113
11,041	Office Depot, Inc.*	50,347

Shares or
Principal
Amount		Fair Value
5,338	RadioShack Corp.	$74,518
4,631	Sherwin Williams Co.	248,916
33,355	Staples, Inc.	672,770
5,621	Tiffany & Co.	142,549
19,483	TJX Cos., Inc.	612,935

		7,266,302

Textiles, Apparel & Luxury Goods (0.4%):
15,051	Coach, Inc.	404,571
18,082	Nike, Inc., Class B	936,286
2,498	Polo Ralph Lauren Corp.	133,743
3,994	V.F. Corp.	221,068

		1,695,668

Thrifts & Mortgage Finance (0.1%):
23,655	Hudson City Bancorp, Inc.	314,375
15,779	People’s United Financial, Inc.	237,316

		551,691

Tobacco (1.7%):
96,376	Altria Group, Inc.	1,579,603
7,867	Lorillard, Inc.	533,147
91,291	Philip Morris International, Inc.	3,982,113
7,655	Reynolds American, Inc.	295,636

		6,390,499

Trading Companies & Distributors (0.1%):
2,996	W.W. Grainger, Inc.	245,312

Wireless Telecommunication Services (0.4%):
18,583	American Tower Corp., Class A*	585,922
11,768	MetroPCS Communications, Inc.*	156,632
133,924	Sprint Nextel Corp.*	644,175

		1,386,729

Total Common Stocks (Cost $407,780,941)		374,137,805

U.S. Treasury Obligations (0.3%):
$1,200,000	U.S. Treasury Bills, 0.16%, 9/10/09+(b)	1,199,610

Total U.S. Treasury Obligations (Cost $1,199,627)		1,199,610

Investment Company (2.2%):
8,365,376	Dreyfus Treasury Prime Cash Management, 0.09%(c)	8,365,376

Total Investment Company (Cost $8,365,376)		8,365,376

Total Investment Securities (Cost $417,345,944)(d) — 100.1%		383,702,791
Net other assets (liabilities) — (0.1)%		(241,824)

Net Assets — 100.0%		$383,460,967

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral. The fair value of these securities is $1,199,610.

REIT—Real Estate Investment Trust

(a)	Affiliated Company

(b)	The rate represents the effective yield at time of purchase.

(c)	The rate represents the effective yield at June 30, 2009.

(d)	Cost for federal income tax purposes is $443,351,438. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,746,252
Unrealized depreciation	(69,394,899)

Net unrealized depreciation	$(59,648,647)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	99.0%
Netherlands	0.8%
Panama	0.1%
Bermuda	0.1%
Cayman Islands	0.0%

Total	100.0%

Futures Contracts

Securities with an aggregate fair value of $1,199,610 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2009.

				Unrealized
		Expiration	Number	Appreciation/
Description	Type	Date	of Contracts	(Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/09	211	$(187,213)

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
S&P 500 Index
Fund

Assets:
Investment securities, at cost	$417,345,944

Investment securities, at value	$383,702,791
Interest and dividends receivable	516,076
Receivable for capital shares issued	75,759
Receivable for investments sold	279,359
Prepaid expenses	2,214

Total Assets	384,576,199

Liabilities:
Payable for investments purchased	651,080
Payable for capital shares redeemed	210,516
Payable for variation margin on futures contracts	61,594
Manager fees payable	35,422
Administration fees payable	15,123
Distribution fees payable	77,376
Administrative and compliance services fees payable	9,942
Trustee fees payable	692
Other accrued liabilities	53,487

Total Liabilities	1,115,232

Net Assets	$383,460,967

Net Assets Consist of:
Capital	$442,526,822
Accumulated net investment income/(loss)	4,935,804
Accumulated net realized gains/(losses) from investment transactions	(30,171,293)
Net unrealized appreciation/(depreciation) on investments	(33,830,366)

Net Assets	$383,460,967

Class 1
Net Assets	$11,569,243
Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,825,757
Class 1 — Net Asset Value (offering and redemption price per share)	$6.34

Class 2
Net Assets	$371,891,724
Shares of beneficial interest (unlimited number of shares authorized, no par value)	58,858,913
Class 2 — Net Asset Value (offering and redemption price per share)	$6.32

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
S&P 500 Index
Fund

Investment Income:
Interest	$983
Dividends	3,772,504

Total Investment Income	3,773,487

Expenses:
Manager fees	246,112
Administration fees	70,883
Distribution fees — Class 2	348,905
Custodian fees	16,682
Administrative and compliance service fees	9,942
Trustees’ fees	15,255
Professional fees	32,613
Shareholder reports	24,679
Other expenses	38,197

Total expenses before reductions	803,268
Less expenses waived/reimbursed by the Manager	(107,746)

Net expenses	695,522

Net Investment Income/(Loss)	3,077,965

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,574,055)
Net realized gains/(losses) on futures transactions	678,703
Change in unrealized appreciation/(depreciation) on investments	15,029,433

Net Realized/Unrealized Gains/(Losses) on Investments	14,134,081

Change in Net Assets Resulting From Operations	$17,212,046

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	S&P 500 Index Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,077,965	$1,853,176
Net realized gains/(losses) on investment transactions	(895,352)	(28,914,279)
Change in unrealized appreciation/(depreciation) on investments	15,029,433	(48,613,597)

Change in net assets resulting from operations	17,212,046	(75,674,700)

Dividends to Shareholders:
From net investment income:
Class 1	—	(791)
Class 2	—	(2,714)
From net realized gains:
Class 1	—	(59)
Class 2	—	(3,232)

Change in net assets resulting from dividends to shareholders	—	(6,796)

Change in net assets resulting from capital transactions	109,438,874	304,466,232

Change in net assets	126,650,920	228,784,736
Net Assets:
Beginning of period	256,810,047	28,025,311

End of period	$383,460,967	$256,810,047

Accumulated net investment income/(loss)	$4,935,804	$1,857,839

Capital Transactions:
Class 1
Proceeds from shares issued	1,088,796	16,512,574
Dividends reinvested	—	850
Value of shares redeemed	(953,176)	(1,250,347)

Total Class 1	135,620	15,263,077

Class 2
Proceeds from shares issued	139,143,056	372,072,505
Dividends reinvested	—	5,946
Value of shares redeemed	(29,839,802)	(82,875,296)

Total Class 2	109,303,254	289,203,155

Total Capital Transactions	109,438,874	304,466,232

Share Transactions:
Class 1
Issued	181,391	1,963,827
Reinvested	—	105
Redeemed	(167,321)	(193,994)

Total Class 1 Shares	14,070	1,769,938

Class 2
Issued	24,000,424	49,471,163
Reinvested	—	734
Redeemed	(5,095,848)	(12,319,031)

Total Class 2 Shares	18,904,576	37,152,866

Change in shares	18,918,646	38,922,804

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended	May 14, 2007 to
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007*
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$6.16	$9.86	$10.14

Investment Activities:
Net Investment Income	0.07 (a)	0.18 (a)	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.11	(3.87)	(0.26)

Total from Investment Activities	0.18	(3.69)	(0.15)

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	(0.11)
Net Realized Gains	—	— (b)	(0.02)

Total Dividends	—	(0.01)	(0.13)

Net Asset Value, End of Period	$6.34	$6.16	$9.86

Total return(c)(d)	2.92%	(37.46)%	(1.48)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$11,569	$11,158	$411
Net Investment Income(e)	2.38%	2.67%	1.81%
Expenses Before Reductions(e)(f)	0.31%	0.37%	0.53%
Expenses Net of Reductions(e)	0.24%	0.26%	0.24%
Portfolio Turnover Rate(d)(g)	1.67%	81.71%	15.95%

*	Period from commencement of operations.

(a)	Calculated using average shares method.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended	May 1, 2007 to
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007*
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$6.15	$9.86	$10.00

Investment Activities:
Net investment income	0.06 (a)	0.16 (a)	0.09
Net realized and unrealized gains (losses) on investments	0.11	(3.87)	(0.12)

Total from Investment Activities	0.17	(3.71)	(0.03)

Dividends to Shareholders From:
Net Investment Income	—	— (b)	(0.09)
Net Realized Gains	—	— (b)	(0.02)

Total Dividends	—	— (b)	(0.11)

Net Asset Value, End of Period	$6.32	$6.15	$9.86

Total return(c)(d)	2.76%	(37.62)%	(0.25)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$371,892	$245,652	$27,614
Net Investment Income(e)	2.12%	2.29%	1.60%
Expenses Before Reductions(e)(f)	0.56%	0.65%	0.73%
Expenses Net of Reductions(e)	0.49%	0.51%	0.49%
Portfolio Turnover Rate(c)(g)	1.67%	81.71%	15.95%

*	Period from commencement of operations.

(a)	Calculated using average shares method.

(b)	Amount less than $0.005.

(c)	Not annualized for periods less than one year.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL S&P 500 Index Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S.

government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	196
Futures Opened	2,092
Futures Closed	(2,077)

Outstanding at June 30, 2009	211

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Equity Contracts	Securities, at value, variation margin on futures contracts	$—	Variation margin on futures contracts	$(187,213)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses)	$678,703	$(395,219)
on futures transactions/change in unrealized appreciation/depreciation on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Class 1 is 0.24% and Class 2 is 0.49%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.24%
AZL S&P 500 Index Fund Class 2	0.17%	0.49%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL S&P 500 Index Fund	$39,552	$109,374	$107,746

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $7,259 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$369,607,931	$—	$369,607,931
Common Stocks — Foreign(a)	4,529,874	—	4,529,874
U.S. Treasury Obligations	—	1,199,610	1,199,610
Investment Companies	8,365,376	—	8,365,376

Total Investment Securities	382,503,181	1,199,610	383,702,791

Other Financial Instruments*	(187,213)	—	(187,213)

Total Investments	$382,315,968	$1,199,610	$383,515,578

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$117,308,619	$4,672,574

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL S&P 500 Index Fund	$1,919,158

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $956,893 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL S&P 500 Index Fund	$3,505	$3,291	$6,796

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL S&P 500 Index Fund	$1,823,562	$1,823,562	$(2,876,051)	$(75,225,412)	$(76,277,901)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL S&P 500 Index Fund will acquire the assets and liabilities of the AZL First Trust Target Double Play Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and AZL TargetPLUS Equity Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Schroder Emerging Markets
Equity Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$1,315.80	$7.75	1.35%
	Class 2	$1,000.00	$1,313.60	$9.18	1.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$1,018.10	$6.76	1.35%
	Class 2	$1,000.00	$1,016.86	$8.00	1.60%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder Emerging Markets Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Auto Components	0.6%
Automobiles	1.4
Beverages	0.4
Building Products	3.4
Capital Markets	0.4
Chemicals	2.8
Commercial Banks	15.8
Computers & Peripherals	1.6
Construction & Engineering	3.2
Construction Materials	2.0
Diversified Consumer Services	1.3
Diversified Financial Services	4.7
Diversified Telecommunication Services	4.6
Electric Utilities	2.1
Electronic Equipment & Instruments	0.6
Energy Equipment & Services	0.4
Food & Staples Retailing	1.3
Food Products	1.6
Gas Utilities	0.8
Household Durables	0.1
Insurance	2.9
Internet Software & Services	0.2
IT Services	0.3
Machinery	1.4
Media	0.7
Metals & Mining	6.7
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	16.5
Pharmaceuticals	2.4
Real Estate Investment Trusts (REITs)	0.8
Real Estate Management & Development	1.4
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	4.9
Software	0.7
Textiles, Apparel & Luxury Goods	0.0
Tobacco	0.7
Transportation Infrastructure	1.1
Wireless Telecommunication Services	6.3
Warrants	0.3

98.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Auto Components (0.6%):
20,740	Hyundai Mobis Co., Ltd.	$1,808,423

Automobiles (1.4%):
39,352	Hyundai Motor Co.	2,281,101
35,387	Maruti Suzuki India, Ltd.	788,617
560,000	PT Astra International Tbk	1,304,171

		4,373,889

Beverages (0.4%):
58	Companhia de Bebidas das Americas (AmBev)*	3,747
19,500	Comphania de Bebidas das Americas (AmBev), Preferred Shares	1,259,657

		1,263,404

Building Products (3.4%):
13,641,600	China Construction Bank	10,546,837

Capital Markets (0.4%):
88,700	Bradespar SA, Preferred Shares	1,155,382

Chemicals (2.8%):
54,368	Israel Chemicals, Ltd.	535,420
16,929	LG Chem, Ltd.	1,846,266
177,787	Makhteshim-Agan Industries, Ltd.	876,872
90,565	Reliance Industries, Ltd.*	3,819,316
23,900	Sociedad Quimica y Minera de Chile SA, SP ADR	864,941
48,750	Uralkali, SP, GDR	785,202

		8,728,017

Commercial Banks (15.8%):
312,885	Banco Bradesco SA, ADR	4,621,311
463,600	Bangkok Bank Public Co., Ltd.	1,513,822
286,006	Bank Hapoalim BM*	756,546
13,575,000	Bank of China, Ltd., Class H	6,432,490
752,700	Bumiputra-Commerce Holdings Berhad	1,936,317
113,720	Commercial Bank of Qatar	1,971,360
84,885	Commercial International Bank	742,833
105,930	Daegu Bank	967,481
34,650	Hana Financial Group, Inc.	739,251
70,793	HDFC Bank, Ltd.	2,193,743
124,061	ICICI Bank, Ltd.	1,864,767
16,300	ICICI Bank, Ltd., ADR	480,850
8,562,000	Industrial & Commerical Bank of China	5,946,241
363,263	Itau Unibanco Banco Multiplo SA, ADR	5,750,453
37,125	OTP Bank Nyrt.*	670,218
4,012,500	PT Bank Rakyat Indonesia	2,467,176
62,020	Shinhan Financial Group Co., Ltd.*	1,558,032
539,300	Siam Commercial Bank Public Co., Ltd.	1,151,630
96,535	Standard Bank Group, Ltd.	1,113,620
1,157,347	Turkiye Garanti Bankasi AG*	3,102,098
446,008	Turkiye Halk Bankasi AS	1,751,878
565,254	Turkiye Is Bankasi, Class C	1,655,537

		49,387,654

Computers & Peripherals (1.6%):
928,000	Acer, Inc.	1,606,852
535,001	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	3,265,854

		4,872,706

Construction & Engineering (3.2%):
217,086	Aveng, Ltd.	985,668
298,000	China Communications Construction Co., Ltd., Class H	347,179
15,326	GS Engineering & Construction Corp.	884,552
34,840	Hyundai Development Co.	1,097,248
35,471	Hyundai Engineering & Construction Co., Ltd.	1,479,481
520,400	IJM Corp. Berhad	856,920
94,934	Orascom Construction Industries	3,227,507
314,799	Raubex Group, Ltd.	1,116,552

		9,995,107

Construction Materials (2.0%):
2,952	Cemex, SAB. de C.V., SP ADR*	27,572
1,170,000	China National Building Material Co., Ltd., Class H	2,259,719
1,702,000	China Shanshui Cement Group, Ltd.	1,174,307
1,610,000	Indocement Tunggal Prakarsa Tbk PT	1,219,816
48,100	Intergenerasiya Holding Co.*(a)	0
1,498,280	Taiwan Cement Corp.	1,427,293

		6,108,707

Diversified Consumer Services (1.3%):
646,500	Beijing Enterprises Holdings, Ltd.	3,222,352
4,074	MegaStudy Co., Ltd.	733,421

		3,955,773

Diversified Financial Services (4.7%):
174,806	ABSA Group, Ltd.	2,500,640
173,042	BM&FBOVESPA SA	1,033,377
3,103,825	Chinatrust Financial Holding Co., Ltd.	1,859,938

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued

242,182	Egyptian Financial Group-Hermes Holding	$979,826
1,810,671	FirstRand, Ltd.	3,312,410
46,968	Housing Development Finance, Ltd.	2,294,281
34,199	KB Financial Group, Inc.*	1,139,098
1,251,039	Sberbank	1,575,517
13,200	Sibenergoholding*(a)	0

		14,695,087

Diversified Telecommunication Services (4.6%):
85,852	Bharti Airtel, Ltd.*	1,434,317
3,270,000	China Communication Services Corp., Ltd., Class H	2,017,087
527,857	Chunghwa Telecom Co., Ltd.	1,052,877
202,531	Orascom Telecom Holdings SAE*	1,076,703
19,680	Philippine Long Distance Telephone Co.	979,221
1,561,500	PT Indosat Tbk*	759,025
3,312,700	PT Telekomunikasi Indonesia	2,455,471
75,900	Tele Norte Leste Participacoes SA, ADR	1,128,633
16,900	Tele Norte Leste Participacoes SA, Preferred Shares	269,562
542,686	Telecom Egypt	1,566,121
560,211	Turk Telekomunikasyon AS	1,751,802

		14,490,819

Electric Utilities (2.1%):
53,365	Companhia Energetica de Minas Gerais — Preferred Shares	716,364
13,125	Companhia Energetica de Minas Gerais SA, SP ADR	176,400
109,200	Enersis SA, SP ADR	2,016,924
72,110	Reliance Infrastructure, Ltd.	1,797,253
49,293	Tata Power Company, Ltd.	1,181,843
349,500	Tenaga Nasional Berhad	758,510

		6,647,294

Electronic Equipment & Instruments (0.6%):
594,515	Hon Hai Precision Industry Co., Ltd.	1,830,473

Energy Equipment & Services (0.4%):
68,797	Electropaulo Metropolitana SA, Prefered B, Class B (“PNA”)	1,207,599

Food & Staples Retailing (1.3%):
747,900	Cencosud SA	1,957,449
45,600	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADR	1,753,776
136,239	Supersol, Ltd.	502,549

		4,213,774

Food Products (1.6%):
16,308	BIM Birlesik Magazalar AS	571,380
1,101,000	China Mengniu Dairy Co., Ltd.*	2,554,047
290,300	Kuala Lumpur Kepong Berhad	980,266
992,000	Uni-President Enterprises Corp.	1,018,703

		5,124,396

Gas Utilities (0.8%):
7,797,400	PT Perusahaan Gas Negara	2,398,302

Household Durables (0.1%):
3,024,700	Land & Houses Pubilc Co., Ltd.	447,847

Insurance (2.9%):
2,006,500	Cathay Financial Holding Co., Ltd.	2,948,489
759,000	China Life Insurance Co., Ltd., Class H	2,802,566
482,500	Ping An Insurance Group Co. of China	3,254,351

		9,005,406

Internet Software & Services (0.2%):
5,277	NHN Corp.*	729,234

IT Services (0.3%):
90,141	Companhia Brasileira de Meios de Pagamento*	775,253
8,300	Infosys Technologies, Ltd., SP ADR	305,274

		1,080,527

Machinery (1.4%):
64,146	Bharat Heavy Electricals, Ltd.	2,946,409
37,680	Samsung Heavy Industries Co., Ltd.	854,270
87,531	Weg SA	621,009

		4,421,688

Media (0.7%):
88,131	Naspers, Ltd.	2,325,777

Metals & Mining (6.7%):
23,063	AngloGold Ashanti, Ltd.	846,866
1,499,000	China Steel Corp.	1,283,908
51,348	Companhia Siderurgica Nacional SA, SP ADR	1,147,628
248,439	Gold Fields, Ltd.	3,002,797
88,912	Impala Platinum Holdings, Ltd.	1,971,711
3	Mechel, ADR	25
101,874	Mining & Metallurgical Co. Norilsk Nickel, ADR*	927,054
9,094	POSCO	3,012,130

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued

63,610	Usinas Siderurgicas de Minas Gerais SA	$1,362,005
106,300	Vale SA, SP ADR	1,874,069
350,000	Vale SA, SP ADR	5,372,500

		20,800,693

Multiline Retail (1.7%):
1,500,000	Far Eastern Department Stores, Ltd.	1,466,401
1,549,000	Golden Eagle Retail Group, Ltd.	1,796,518
798,500	Parkson Retail Group, Ltd.	1,138,886
2,068	Shinsegae Co., Ltd.	818,258

		5,220,063

Oil, Gas & Consumable Fuels (16.5%):
254,584	Cairn India, Ltd.*	1,233,044
275,000	China Shenhua Energy Co., Ltd.	1,009,190
5,528,000	CNOOC, Ltd.	6,807,009
1,369,000	Hidili Industry International Development, Ltd.*	1,091,911
103,000	LUKOIL, ADR	4,604,100
14,850	Novatek Oao Gdr 144a	712,378
484,950	OAO Gazprom, SP ADR	9,834,786
2,318,000	PetroChina Co., Ltd.	2,557,312
349,488	Petroleo Brasileiro SA, ADR, Class A	11,658,920
27,100	Petroleo Brasiliero SA — Petrobras	555,362
30,200	Petroleo Brasiliero SA — Petrobras, Preferred Shares	501,895
1,508,500	PT Tambang Batubara Bukit Asam Tbk	1,710,159
286,100	PTT Exploration & Production Public Co., Ltd.	1,110,175
411,550	Rosneft Oil Co., GDR*	2,258,350
76,635	Sasol, Ltd.	2,696,537
105,118	Turkish Petroleum Refineries Corp.	1,276,834
57,800	Ultrapar Participacoes SA, Prefered Shares	1,821,739

		51,439,701

Pharmaceuticals (2.4%):
6,390	Richter Gedeon Nyrt	1,149,003
131,826	Teva Pharmaceutical Industries, Ltd., ADR	6,504,295

		7,653,298

Real Estate Investment Trusts (REITs) (0.8%):
6,246,420	Franshion Properties China, Ltd.	2,159,154
3,170,000	Robinsons Land Corp.	445,046

		2,604,200

Real Estate Management & Development (1.4%):
5,422,000	Guangzhou Investment Co., Ltd.	1,195,943
609,700	Shanghai Lujiazui Finance & Trade Zone Developmet Co., Ltd. Class B	1,043,156
1,910,000	Sino-Ocean Land Holdings, Ltd.	2,179,330

		4,418,429

Road & Rail (0.4%):
1,398,400	PLUS Expressways Berhad	1,272,308

Semiconductors & Semiconductor Equipment (4.9%):
15,539	Samsung Electronics Co., Ltd.	7,197,315
167,237	Siliconware Precision Industries Co., ADR	1,036,869
2,582,200	Taiwan Semiconductor Manufacturing Co., Ltd.	4,290,432
289,239	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,721,739

		15,246,355

Software (0.7%):
59,239	Infosys Technologies, Ltd.	2,191,747

Textiles, Apparel & Luxury Goods (0.0%):
16,000	Anta Sports Products, Ltd.	19,977

Tobacco (0.7%):
276,154	ITC, Ltd.	1,098,957
20,225	KT&G Corp.	1,142,475

		2,241,432

Transportation Infrastructure (1.1%):
102,453	Companhia de Concessoes Rodoviarias	1,618,477
2,342,000	Jiangsu Express Co., Ltd., Series H	1,715,915

		3,334,392

Wireless Telecommunication Services (6.3%):
72,001	America Movil, SAB de C.V., ADR, Series L	2,787,879
690,000	China Mobile, Ltd.	6,919,100
126,170	LG Telecom, Ltd.	793,783
88,900	Mobile TeleSystems, SP ADR*	3,283,077
266,443	MTN Group, Ltd.	4,099,299

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

8,725	SK Telecom Co., Ltd.	$1,191,332
103,466	Turkcell Iletisim Hizmetleri A/S	573,744

		19,648,214

Total Common Stocks (Cost $247,373,660)		306,904,931

Warrants (0.3%):
Diversified Financial Services (0.3%):
603,540	Sberbank*(b)	754,425

Total Warrants (Cost $1,263,959)		754,425

Total Investment Securities (Cost $248,637,619)(c) — 98.5%		307,659,356
Net other assets (liabilities) — 1.5%		4,754,140

Net Assets — 100.0%		$312,413,496

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security
ADR—American Depository Receipt
GDR—Global Depository Receipt
MTN—Medium Term Note

(a)	Security was fair valued at June 30, 2009

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Cost for federal income tax purposes is $265,921,655. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$65,342,964
Unrealized depreciation	(23,605,263)

Net unrealized appreciation	$41,737,701

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

Brazil	15.0%
Hong Kong	12.1%
China	9.9%
South Korea	9.8%
Taiwan	8.4%
Russia	7.8%
South Africa	7.8%
India	7.7%
Indonesia	4.0%
Turkey	3.5%
Israel	3.0%
Egypt	2.5%
Malaysia	1.9%
Chile	1.6%
Thailand	1.4%
Mexico	0.9%
Cayman Islands	0.8%
Qatar	0.6%
Hungary	0.6%
Philippines	0.5%
United Kingdom	0.2%
United States	0.0%
Czech Republic	0.0%
Saudi Arabia	0.0%

Total	100.0%

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Schroder
Emerging Markets
Equity Fund

Assets:
Investment securities, at cost	$248,637,619

Investment securities, at value	$307,659,356
Interest and dividends receivable	1,370,735
Foreign currency, at value (cost $3,913,612)	3,925,607
Receivable for capital shares issued	388,828
Receivable for investments sold	2,134,323
Reclaim receivable	3,561
Prepaid expenses	1,498

Total Assets	315,483,908

Liabilities:
Cash overdraft	753,615
Payable for investments purchased	1,836,568
Payable for capital shares redeemed	43,293
Manager fees payable	247,106
Administration fees payable	12,357
Distribution fees payable	56,554
Administrative and compliance services fees payable	8,561
Trustee fees payable	564
Other accrued liabilities	111,794

Total Liabilities	3,070,412

Net Assets	$312,413,496

Net Assets Consist of:
Capital	$346,904,033
Accumulated net investment income/(loss)	2,625,494
Accumulated net realized gains/(losses) from investment transactions	(96,183,245)
Net unrealized appreciation/(depreciation) on investments	59,067,214

Net Assets	$312,413,496

Class 1
Net Assets	$40,499,757
Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,743,372
Class 1 — Net Asset Value (offering and redemption price per share)	$6.00

Class 2
Net Assets	$271,913,739

Shares of beneficial interest (unlimited number of shares authorized, no par value)	45,372,898
Class 2 — Net Asset Value (offering and redemption price per share)	$5.99

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Schroder
Emerging Markets
Equity Fund

Investment Income:
Dividends	$4,448,844
Foreign withholding tax	(228,365)

Total Investment Income	4,220,479

Expenses:
Manager fees	1,511,759
Administration fees	59,916
Distribution fees — Class 2	263,910
Custodian fees	173,605
Administrative and compliance service fees	8,561
Trustees’ fees	13,482
Professional fees	26,266
Shareholder reports	35,190
Recoupment of prior expenses reimbursed by the Manager	151,744
Other expenses	22,115

Total expenses before reductions	2,266,548
Less expenses waived/reimbursed by the Manager	(344,565)

Net expenses	1,921,983

Net Investment Income/(Loss)	2,298,496

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(27,985,397)
Change in unrealized appreciation/(depreciation) on investments	97,368,127

Net Realized/Unrealized Gains/(Losses) on Investments	69,382,730

Change in Net Assets Resulting From Operations	$71,681,226

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Schroder Emerging
	Markets Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,298,496	$1,599,977
Net realized gains/(losses) on investment transactions	(27,985,397)	(68,713,304)
Change in unrealized appreciation/(depreciation) on investments	97,368,127	(35,737,450)

Change in net assets resulting from operations	71,681,226	(102,850,777)

Dividends to Shareholders:
From net investment income:
Class 1	—	(921)
Class 2	—	(299,434)
From net realized gains:
Class 1	—	(67,410)
Class 2	—	(45,468,600)

Change in net assets resulting from dividends to shareholders	—	(45,836,365)

Change in net assets resulting from capital transactions	19,555,497	120,268,369

Change in net assets	91,236,723	(28,418,773)
Net Assets:
Beginning of period	221,176,773	249,595,546

End of period	$312,413,496	$221,176,773

Accumulated net investment income/(loss)	$2,625,494	$326,998

Capital Transactions:
Class 1
Proceeds from shares issued	44,789	29,812,481
Dividends reinvested	—	68,331
Value of shares redeemed	(3,539,257)	(1,025,334)

Total Class 1	(3,494,468)	28,855,478

Class 2
Proceeds from shares issued	55,621,337	149,811,595
Dividends reinvested	—	45,768,034
Value of shares redeemed	(32,571,372)	(104,166,738)

Total Class 2	23,049,965	91,412,891

Total change in Capital Transactions	19,555,497	120,268,369

Share Transactions:
Class 1
Issued	8,598	7,675,266
Reinvested	—	10,864
Redeemed	(747,843)	(229,607)

Total Class 1 Shares	(739,245)	7,456,523

Class 2
Issued	10,979,591	26,788,606
Reinvested	—	7,276,317
Redeemed	(6,671,159)	(11,107,897)

Total Class 2 Shares	4,308,432	22,957,026

Change in shares	3,569,187	30,413,549

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended	May 6, 2007 to
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007(a)
	(Unaudited)

Class 1
Net Asset Value, Beginning of Period	$4.56	$13.77	$11.64

Investment Activities:
Net Investment Income	0.05 (b)	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments	1.39	(6.38)	2.10

Total from Investment Activities	1.44	(6.35)	2.14

Dividends to Shareholders From:
Net Investment Income	—	(0.04)	(0.01)
Net Realized Gains	—	(2.82)	—

Total Dividends	—	(2.86)	(0.01)

Net Asset Value, End of Period	$6.00	$4.56	$13.77

Total return(c)(d)	31.58%	(51.82)%	19.23%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$40,500	$34,118	$359
Net Investment Income(e)	2.01%	0.78%	0.32%
Expenses Before Reductions(e)	1.63%	1.70%	1.69%
Expenses Net of Reductions(e)(f)	1.35%	1.41%	1.40%
Expenses Net of Reductions After, Excluding Expenses Paid Indirectly(e)(g)	N/A	1.42%	1.40%
Portfolio Turnover Rate(d)(h)	55.48%	158.76%	192.53%

(a)	Period from commencement of operations.

(b)	Average Shares method used in a calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights, continued
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months			May 1, 2006 to
	Ended	Year Ended December 31,		December 31,
	June 30, 2009	2008	2007	2006(a)
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$4.56	$13.76	$10.56	$10.00

Investment Activities:
Net investment income	0.05 (b)	0.02	0.03	0.02
Net realized and unrealized gains (losses) on investments	1.38	(6.38)	3.17	0.55

Total from Investment Activities	1.43	(6.36)	3.20	0.57

Dividends to Shareholders From:
Net Investment Income	—	(0.02)	— (c)	(0.01)
Net Realized Gains	—	(2.82)	—	—

Total Dividends	—	(2.84)	— (c)	(0.01)

Net Asset Value, End of Period	$5.99	$4.56	$13.76	$10.56

Total return(d)(e)	31.36%	(51.89)%	30.32%	5.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$271,914	$187,058	$249,236	$93,712
Net Investment Income(f)	1.85%	0.86%	0.40%	0.32%
Expenses Before Reductions(f)(g)	1.88%	1.95%	1.96%	2.53%
Expenses Net of Reductions(f)	1.60%	1.66%	1.65%	1.55%
Expenses Net of Reductions after, Excluding Expenses Paid Indirectly(f)(h)	N/A %	1.67%	1.65%	1.55%
Portfolio Turnover Rate(e)(i)	55.48%	158.76%	192.53%	36.16%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Amount less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

(i)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder Emerging Markets Equity Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which mean they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroders”), Schroders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd. (Schroder Ltd.), an affiliate of Schroders, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitiled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of Class 1 is 1.40% and for Class 2 is 1.65%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager is voluntarily reducing the management fee to 0.95%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $6,371 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a)	$83,734,203	$223,170,728	$306,904,931
Warrants	—	754,425	754,425

Total Investment Securities	$83,734,203	$223,925,153	$307,659,356

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$158,258,588	$133,522,986

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Schroder Emerging Markets Equity Fund	$46,676,403

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $3,782,825 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$19,057,365	$26,779,000	$45,836,365

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Schroder Emerging Markets Equity Fund	$695,200	$695,200	$(50,459,228)	$(56,407,735)	$(106,171,763)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Schroder International
Small Cap Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder International Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Schroder International Small Cap Fund	$1,000.00	$1,189.10	$8.47	1.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Schroder International Small Cap Fund	$1,000.00	$1,017.06	$7.80	1.56%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder International Small Cap Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.5%
Airlines	0.2
Auto Components	2.7
Automobiles	2.0
Beverages	1.0
Building Products	0.3
Capital Markets	1.2
Chemicals	6.4
Commercial Banks	2.5
Commercial Services & Supplies	3.0
Communications Equipment	0.7
Computers & Peripherals	0.5
Construction & Engineering	2.4
Construction Materials	1.4
Containers & Packaging	2.0
Distributors	1.8
Diversified Consumer Services	0.4
Diversified Financial Services	6.1
Diversified Telecommunication Services	0.2
Electric Utilities	1.5
Electrical Equipment	1.3
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	3.9
Food & Staples Retailing	1.3
Food Products	1.6
Gas Utilities	0.5
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.6
Household Products	0.2
Industrial Conglomerates	1.7
Insurance	2.3
Internet & Catalog Retail	0.4
Internet Software & Services	2.2
IT Services	3.9
Machinery	6.8
Marine	0.7
Media	2.0
Metals & Mining	2.1
Multi-Utilities	0.5
Multiline Retail	0.2
Office Electronics	0.1
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	4.3
Real Estate Investment Trusts (REITs)	1.0
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	0.4
Software	2.4
Specialty Retail	5.1
Textiles, Apparel & Luxury Goods	0.3
Tobacco	1.3
Trading Companies & Distributors	0.4
Transportation Infrastructure	1.5
Warrants	0.0

96.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.5%):
Aerospace & Defense (1.5%):
3,500	MTU Aero Engines Holding AG	$127,778
6,000	Saab AB	46,033
3,000	Ultra Electronics Holdings plc	53,870
8,450	VT Group Plc	62,945

		290,626

Airlines (0.2%):
5,000	Aegean Airlines SA	29,817
2,100	Air Berlin plc*	9,837

		39,654

Auto Components (2.7%):
2,400	Elringklinger AG	39,960
6,400	Exedy Corp.	125,315
12,400	Musashi Seimitsu Industry Co., Ltd.	191,198
10,000	Nifco, Inc.	154,433

		510,906

Automobiles (2.0%):
2,111	Accell Group NV	80,899
4,801	Rosenbauer International AG	195,344
28,000	ShinMaywa Industries, Ltd.	101,168

		377,411

Beverages (1.0%):
3,167	A.G. Barr plc	64,905
180	Baron de Ley SA*	6,847
2,000	Hawesko Holding AG	51,549
487	Hite Brewery Co., Ltd.	59,909

		183,210

Building Products (0.3%):
12,678	BSS Group plc	53,674

Capital Markets (1.2%):
1,218	Boursorama*	11,457
12,000	Investec plc	64,758
500	Partners Group Holding AG	48,598
28,000	Tokai Tokyo Financial Holdings, Inc.	101,471

		226,284

Chemicals (6.4%):
8,100	Aica Kogyo Co., Ltd.	79,083
25,000	Chugoku Marine Paints, Ltd.	172,161
73,967	Elementis plc	33,462
12,400	Fujikura Kasei Co., Ltd.	68,948
9,000	Koninklijke Ten Cate NV	217,957
5,600	Lintec Corp.	96,796
7,000	Nihon Parkerizing Co., Ltd.	73,905
536	OCI Co., Ltd.	89,790
129	Sika AG-BEARER	143,228
4,000	Symrise AG	59,079
19,000	Takasago International Corp.	102,755
7,000	Victrex plc	65,094

		1,202,258

Commercial Banks (2.5%):
4,183	Bank Sarasin & CIE-REG B*	130,163
350	Banque Cantonale Vaudoise	110,436
55,200	Dah Sing Banking Group, Ltd.	55,091
65,500	Eon Capital Bhd.	85,336
4,500	Tokyo Tomin Bank, Ltd.	86,223

		467,249

Commercial Services & Supplies (3.0%):
8,199	Babcock International Group plc	65,004
7,396	BPP Holdings plc	74,678
2,000	GfK SE	41,565
5,200	Kapsch Trafficcom AG	153,346
2,050	Moshi Moshi Hotline, Inc.	42,557
40,000	Shanks Group plc	45,164
81,982	Transpacific Industries Group, Ltd.	118,881
631	Xing AG*	26,014

		567,209

Communications Equipment (0.7%):
2,000	EVS Broadcast Equipment SA	100,996
1,600	Icom, Inc.	35,149

		136,145

Computers & Peripherals (0.5%):
9,900	Nidec Copal Corp.	98,248

Construction & Engineering (2.4%):
777	Bauer AG	27,751
2,428	Bilfinger Berger AG	112,740
23,213	Downer EDII, Ltd.	104,124
4,500	Imtech NV	87,577
6,338	Keller Group plc	57,766
4,225	Kier Group plc	64,057

		454,015

Construction Materials (1.4%):
10,000	China National Building Material Co., Ltd., Class H	19,314
35,479	Fletcher Building, Ltd.	150,152
28,838	James Hardie Industries NV*	96,936

		266,402

Containers & Packaging (2.0%):
40,000	Goodpack, Ltd.	25,169
16,900	Jsp Corp.	128,645
10,100	Nitta Corp.	146,974
15,000	Zignago Vetro SpA	71,446

		372,234

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
June 30, 2009

		Fair
Shares		Value
Common Stocks, continued

Distributors (1.8%):
232,994	Inchcape plc	$73,630
10,000	Jardine Cycle & Carriage, Ltd.	132,393
9,000	Trusco Nakayama Corp.	141,509

		347,532

Diversified Consumer Services (0.4%):
2,814	Homeserve plc	69,606
1,267	InnoConcepts NV*	6,634

		76,240

Diversified Financial Services (6.1%):
1,276	Acino Holding AG	236,698
27,472	Albemarle & Bond Holdings plc	101,654
25,359	Azimut Holding SpA	240,392
3,000	Bolsas y Mercados Espanoles	88,956
54,000	China Everbright, Ltd.	134,204
400	Compagnie Financiere Tradition	42,312
28,881	Evolution Group plc	68,553
4,033	Grenkeleasing AG	150,142
20,000	IG Group Holdings plc	92,368

		1,155,279

Diversified Telecommunication Services (0.2%):
2,200	Telenet Group Holdings NV*	46,704

Electric Utilities (1.5%):
1,709	BKW FMB Energie AG	126,309
3,300	Red Electrica Corporacion SA	149,289

		275,598

Electrical Equipment (1.3%):
442	Centrotherm Photovoltaics AG*	20,200
1,600	Newave Energy Holdings SA*	46,217
31,698	PV Crystalox Solar plc	43,614
13,100	Sumida Corp.	86,553
4,000	Tognum AG	52,692

		249,276

Electronic Equipment & Instruments (0.8%):
30,000	Laird Group plc	76,691
5,000	Rotork plc	68,187

		144,878

Energy Equipment & Services (3.9%):
25,000	Chloride Group plc	62,378
4,007	Fugro NV	166,371
5,113	Groupe Bourbon SA	200,951
9,000	SBM Offshore NV	154,147
2,746	Schoeller-Blackman Oilfield Equipment AG	100,432
5,282	Wellstream Holdings Plc	44,651

		728,930

Food & Staples Retailing (1.3%):
102,000	Olam International, Ltd.	170,583
2,800	Tsuruha Holdings Co.	84,121

		254,704

Food Products (1.6%):
58,000	China Mengniu Dairy Co., Ltd.*	134,546
7,607	Cranswick plc	71,176
137,206	Elders, Ltd.	31,337
11,610	Greggs plc	71,336

		308,395

Gas Utilities (0.5%):
4,500	Enagas	88,567

Health Care Equipment & Supplies (1.2%):
10,989	Ansell,	77,383
9,763	Consort Medical plc	60,552
37,062	Fisher & Paykel Healthcare Corp., Ltd.	69,734
4,900	Oridion Systems, Ltd.*	22,562

		230,231

Health Care Providers & Services (2.0%):
89,411	China Resources Gas Group, Ltd.	61,091
5,000	MorphoSys AG*	114,624
52,000	Parkway Holdings, Ltd.	59,786
15,303	Sonic Healthcare, Ltd.	151,464

		386,965

Hotels, Restaurants & Leisure (1.6%):
5,400	His Co., Ltd.	118,621
350	Kuoni Reisen Holding	108,909
25,000	William Hill plc	81,393

		308,923

Household Products (0.2%):
20,000	Alapis Holding Industrial and Commercial SA	28,075

Industrial Conglomerates (1.7%):
6,000	DCC Plc	123,804
15,849	Mitie Group plc	56,013
3,400	Rheinmetall AG	146,199

		326,016

Insurance (2.3%):
52,000	China Insurance International Holdings Co., Ltd.*	109,814
505	Helvetia Patria Holding	134,077
615	Topdanmark A/S*	71,884
2,111	TrygVesta A/S	124,560

		440,335

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
June 30, 2009

		Fair
Shares		Value
Common Stocks, continued

Internet & Catalog Retail (0.4%):
15,849	Findel plc	$10,210
949	Maximiles SA*	11,152
2,323	Meetic*	60,768

		82,130

Internet Software & Services (2.2%):
509	NHN Corp.*	70,339
4,265	Sohu.com, Inc.*	267,970
7,000	United Internet AG, Registered Shares*	82,315

		420,624

IT Services (3.9%):
8,000	Alten*	133,895
18,529	Computershare, Ltd.	134,232
8,000	NEC Networks & System Integration Corp.	98,104
1,070	Obic Co., Ltd.	173,477
4,858	Sword Group	121,718
6,972	Wirecard AG	68,055

		729,481

Machinery (6.8%):
4,000	Andritz AG	168,328
600	Bucher Industries AG	60,324
125,000	China National Materials Co., Ltd., Class H	102,742
12,000	Daihatsu Diesel Manufacturing Co., Ltd.	78,499
1,865	Demag Cranes AG	42,221
5,100	Glory, Ltd.	100,906
14,509	Hamworthy plc	58,973
7,000	Hisaka Works, Ltd.	83,634
4,600	Miura Co., Ltd.	102,490
19,000	Nabtesco Corp.	186,555
35,000	NIPPON THOMPSON Co., Ltd.	182,193
4,400	Union Tools Co.	114,837

		1,281,702

Marine (0.7%):
6,223	Store Electronic*	123,514

Media (2.0%):
88,000	C.I.R. SPA*	145,556
12,256	Daily Mail & General Trust plc, Class A	57,374
70,215	Fairfax Media, Ltd.	68,715
2,100	Ipsos	52,812
1,978	Seloger.com*	55,514

		379,971

Metals & Mining (2.1%):
101,200	China Zhongwang Holdings, Ltd.*	138,941
23,000	Daido Steel Co., Ltd.	93,835
16,000	Dowa Holdings Co., Ltd.	66,323
46,338	Iluka Resources, Ltd.*	106,356

		405,455

Multi-Utilities (0.5%):
8,100	ACEA SpA	98,964

Multiline Retail (0.2%):
11,437	David Jones, Ltd.	41,669

Office Electronics (0.1%):
305	Neopost SA	27,424

Oil, Gas & Consumable Fuels (3.1%):
21,698	Anglo Pacific Group plc	51,489
8,452	Hunting plc	62,616
15,000	John Wood Group plc	66,118
6,500	MODEC, Inc.	114,054
6,555	Premier Oil plc*	118,095
2,000	Rubis	148,923
4,000	SFC Smart Fuel Cell AG*	32,289

		593,584

Pharmaceuticals (4.3%):
10,500	Dechra Pharmaceuticals plc	73,029
3,000	Ipsen SA	131,139
4,000	Laboratorios Farmaceuticos Rovi SA	36,103
6,400	Nichi-iko Pharmaceutical Co., Ltd.	199,756
50,000	Pronova BioPharma AS*	133,184
2,700	Tsumura & Co.	84,146
1,477	Virbac SA	119,058
214	Yuhan Corp.	31,384

		807,799

Real Estate Investment Trusts (REITs) (1.0%):
130,200	CapitaMall Trust	125,382
1,636	Eurobank Properties Real Estate Investment Co.	16,283
65,047	Mirvac Group	56,047

		197,712

Real Estate Management & Development (1.6%):
21,131	Grainger Trust plc	50,836
24,000	Hopewell Holdings, Ltd.	74,902
7,500	Kerry Properties, Ltd.	33,339
198,700	Shui On Land, Ltd.	135,122

		294,199

Semiconductors & Semiconductor Equipment (0.4%):
13,734	CSR plc*	79,225

Software (2.4%):
7,000	Exact Holding NV	169,441
9,000	F-Secure OYJ	31,275
86,433	Intec Telecom Systems plc*	99,864

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
June 30, 2009

		Fair
Shares		Value
Common Stocks, continued
Software, continued

12,000	SDL plc*	$64,474
5,600	Temenos Group AG*	95,632

		460,686

Specialty Retail (5.1%):
11,800	Arcs Co., Ltd.	168,476
158,000	Belle International Holdings, Ltd.	138,716
1,806	Dufry Group*	69,240
7,430	HMV Group Plc	13,812
7,607	Jumbo SA	73,804
20,000	Mobilezone Holding AG	131,688
4,300	Nishimatsuya Chain Co., Ltd.	37,770
5,400	Saft Groupe SA	214,497
3,300	Tsutsumi Jewelry Co., Ltd.	61,229
7,500	Wh Smith plc	51,725

		960,957

Textiles, Apparel & Luxury Goods (0.3%):
7,396	Ted Baker plc	47,349

Tobacco (1.3%):
15,000	Swedish Match AB, Class B	243,963

Trading Companies & Distributors (0.4%):
1,900	Kuroda Electric Co.,	25,498
29,722	Sig plc	48,056

		73,554

Transportation Infrastructure (1.5%):
158,000	Beijing Capital International Airport Co., Ltd., Class H*	110,411
4,225	Forth Ports plc	66,111
1,300	Hopewell Highway Infrastructure, Ltd.	730
844	Oesterreichische Post AG	24,230
67,000	Smrt Corp., Ltd.	78,137

		279,619

Total Common Stocks (Cost $17,582,059)		18,271,754

Warrants (0.0%):
Containers & Packaging (0.0%):
74,500	Goodpack, Ltd.	257

Total Warrants (Cost $— )		257

Total Investment Securities (Cost $17,582,059)(a) — 96.5%		18,272,011
Net other assets (liabilities) — 3.5%		664,398

Net Assets — 100.0%		$18,936,409

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $18,748,980. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,567,158
Unrealized depreciation	(3,044,127)

Net unrealized depreciation	$(476,969)

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
June 30, 2009

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

Japan	23.2%
United Kingdom	15.1%
Switzerland	8.1%
France	7.7%
Germany	6.5%
Australia	5.4%
Hong Kong	5.2%
Netherlands	4.8%
Austria	3.5%
Singapore	3.2%
Italy	3.0%
Spain	2.0%
Sweden	1.6%
Cayman Islands	1.5%
United States	1.5%
South Korea	1.4%
New Zealand	1.2%
Denmark	1.1%
Greece	0.8%
Belgium	0.8%
Norway	0.7%
Ireland	0.7%
Malaysia	0.5%
Finland	0.2%
Israel	0.1%
China	0.1%
Brazil	0.1%
Bermuda	0.0%

Total	100.0%

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Schroder
International
Small Cap Fund

Assets:
Investment securities, at cost	$17,582,059

Investment securities, at value	$18,272,011
Interest and dividends receivable	25,450
Foreign currency, at value (cost $219,198)	219,095
Receivable for investments sold	860,392
Reclaim receivable	118,443
Prepaid expenses	668

Total Assets	19,496,059

Liabilities:
Cash overdraft	469,091
Payable for investments purchased	43,231
Payable for capital shares redeemed	18,232
Manager fees payable	15,809
Administration fees payable	834
Distribution fees payable	3,952
Administrative and compliance services fees payable	676
Trustee fees payable	34
Other accrued liabilities	7,791

Total Liabilities	559,650

Net Assets	$18,936,409

Net Assets Consist of:
Capital	$67,668,160
Accumulated net investment income/(loss)	298,978
Accumulated net realized gains/(losses) from investment transactions	(49,716,582)
Net unrealized appreciation/(depreciation) on investments	685,853

Net Assets	$18,936,409

Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,205,432
Net Asset Value (offering and redemption price per share)	$5.91

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Schroder
International
Small Cap Fund

Investment Income:
Dividends	$734,580
Foreign withholding tax	(79,298)

Total Investment Income	655,282

Expenses:
Manager fees	225,298
Administration fees	11,202
Distribution fees	56,324
Custodian fees	28,317
Administrative and compliance service fees	676
Trustees’ fees	2,457
Professional fees	2,434
Shareholder reports	3,386
Other expenses	20,725

Total expenses	350,819

Net Investment Income/(Loss)	304,463

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(36,094,450)
Net realized gains/(losses) on futures transactions	1,226,162
Change in unrealized appreciation/(depreciation) on investments	39,458,853

Net Realized/Unrealized Gains/(Losses) on Investments	4,590,565

Change in Net Assets Resulting From Operations	$4,895,028

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Schroder
	International Small Cap Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$304,463	$1,214,565
Net realized gains/(losses) on investment transactions	(34,868,288)	(13,993,320)
Change in unrealized appreciation/(depreciation) on investments	39,458,853	(33,491,174)

Change in net assets resulting from operations	4,895,028	46,269,929

Dividends to Shareholders:
From net investment income	—	(1,166,269)

Change in net assets resulting from dividends to shareholders	—	(1,166,269)

Capital Transactions:
Proceeds from shares issued	14,060,594	61,342,469
Proceeds from dividends reinvested	—	1,166,269
Value of shares redeemed	(58,289,615)	(42,294,070)

Change in net assets resulting from capital transactions	(44,229,021)	20,214,668

Change in net assets	(39,333,993)	(27,221,530)
Net Assets:
Beginning of period	58,270,402	85,491,932

End of period	$18,936,409	$58,270,402

Accumulated net investment income/(loss)	$298,978	$(5,485)

Share Transactions:
Shares issued	2,897,338	8,027,826
Dividends reinvested	—	246,048
Shares redeemed	(11,411,809)	(5,717,508)

Change in shares	(8,514,471)	2,556,366

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended	May 1, 2007 to
	June 30,	December 31,	December 31,
	2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$4.97	$9.33	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.11	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.85	(4.37)	(0.69)

Total from Investment Activities	0.94	(4.26)	(0.67)

Dividends to Shareholders From:
Net Investment Income	—	(0.10)	—

Total Dividends	—	(0.10)	—

Net Asset Value, End of Period	$5.91	$4.97	$9.33

Total Return(b)(c)	18.91%	(45.58)%	(6.70)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$18,936	$58,270	$85,492
Net Investment Income/(Loss)(d)	1.35%	1.60%	0.30%
Expenses Before Reductions(d)	1.56%	1.55%	1.52%
Portfolio Turnover Rate(c)	53.49%	39.09%	26.74%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder International Small Cap Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The volume of foreign currency exchange contracts will generally be representative of the volume of security trades throughout the reporting period that were denominated in foreign currencies.

Futures Contracts

The Fund may enter into futures contracts.  The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	802
Futures Closed	(802)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/ depreciation on investments	$1,226,162	$—
Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and on securities and foreign currency transactions/ change in net unrealized appreciation/depreciation on investments	$(303,910)	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroders”), Schroders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.65%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Schroder International Small Cap Fund	1.00%	1.65%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,421 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$267,970	$—	$267,970
Common Stocks — Foreign(a)	—	18,003,784	18,003,784
Warrants	—	257	257

Total Investment Securities	$267,970	$18,004,041	$18,272,011

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder International Small Cap Fund	$20,059,164	$60,771,957

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL Schroder International Small Cap Fund	$568,349	$12,674,040

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,338,302 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Schroder International Small Cap Fund	$1,166,269	$—	$1,166,269

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Depreciation(a)	Earnings (Deficit)
AZL Schroder International Small Cap Fund	$(14,580,691)	$(39,046,088)	$(53,626,779)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL International Index Fund will acquire the assets and liabilities of the AZL NACM International Fund and AZL Schroder International Small Cap Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Small Cap Stock Index Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Small Cap Stock Index Fund	$1,000.00	$1,003.10	$2.88	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.92	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Small Cap Stock Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	2.8%
Air Freight & Logistics	0.4
Airline	0.2
Auto Components	0.4
Automobiles	0.1
Beverages	0.1
Biotechnology	1.2
Building Products	0.8
Capital Markets	1.4
Chemicals	1.7
Commercial Banks	5.6
Commercial Services & Supplies	3.7
Communications Equipment	2.5
Computers & Peripherals	1.0
Construction & Engineering	0.6
Construction Materials	0.6
Consumer Finance	0.5
Containers & Packaging	0.5
Distributors	0.0
Diversified Consumer Services	0.8
Diversified Financial Services	0.8
Diversified REIT	0.1
Diversified Telecommunication Services	0.3
Electric Utilities	0.9
Electrical Equipment	2.4
Electronic Equipment & Instruments	3.4
Energy Equipment & Services	3.2
Food & Staples Retailing	1.6
Food Products	1.9
Gas Utilities	3.0
Health Care Equipment & Supplies	4.5
Health Care Providers & Services	5.6
Health Care Technology	0.5
Hotels, Restaurants & Leisure	2.7
Household Durables	0.7
Household Products	0.4
Industrial Conglomerates	0.1
Insurance	3.0
Internet & Catalog Retail	0.4
Internet Software & Services	1.7
IT Services	2.0
Leisure Equipment & Products	1.0
Life Sciences Tools & Services	0.7
Machinery	4.1
Marine	0.5
Media	0.3
Metals & Mining	0.7
Multi-Utilities	0.6
Multiline Retail	0.2
Oil, Gas & Consumable Fuels	1.6
Paper & Forest Products	0.5
Personal Products	0.6
Pharmaceuticals	0.7
Real Estate Investment Trusts (REITs)	5.1
Residential REIT	0.2
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	4.8
Software	3.5
Specialized REITs	0.4
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	2.4
Thrifts & Mortgage Finance	0.5
Tobacco	0.1
Trading Companies & Distributors	0.8
Water Utilities	0.2
U.S. Treasury Obligations	0.2
Investment Company	0.0

99.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.8%):
Aerospace & Defense (2.8%):
16,821	AAR Corp.*	$269,977
6,986	Aerovironment, Inc.*	215,588
3,972	American Science & Engineering, Inc.	274,545
3,916	Axsys Technologies, Inc.*	210,054
12,440	Ceradyne, Inc.*	219,690
7,194	Cubic Corp.	257,473
20,471	Curtiss-Wright Corp.	608,603
13,460	Esterline Technologies Corp.*	364,362
21,314	Gencorp, Inc.*	40,710
19,333	Moog, Inc., Class A*	498,985
26,557	Orbital Sciences Corp.*	402,870
16,315	Teledyne Technologies, Inc.*	534,316
7,339	Triumph Group, Inc.	293,560

		4,190,733

Air Freight & Logistics (0.4%):
13,626	Forward Air Corp.	290,506
17,365	HUB Group, Inc., Class A*	358,414

		648,920

Airline (0.2%):
26,198	SkyWest, Inc.	267,220

Auto Components (0.4%):
10,545	ATC Technology Corp.*	152,903
8,213	Drew Industries, Inc.*	99,952
16,224	Spartan Motors, Inc.	183,818
8,702	Superior Industries International, Inc.	122,698

		559,371

Automobiles (0.1%):
10,259	Winnebago Industries, Inc.	76,224

Beverages (0.1%):
4,321	Boston Beer Company, Inc. (The), Class A*	127,858

Biotechnology (1.2%):
12,085	ArQule, Inc.*	74,202
26,690	Cubist Pharmaceuticals, Inc.*	489,228
15,504	Martek Biosciences Corp.	327,909
28,246	Regeneron Pharmaceuticals, Inc.*	506,168
23,902	Savient Pharmaceuticals, Inc.*	331,282

		1,728,789

Building Products (0.8%):
14,229	Apogee Enterprises, Inc.	175,017
22,234	Griffon Corp.*	184,987
7,456	NCI Building Systems, Inc.*	19,684
17,372	Quanex Building Products Corp.	194,914
17,491	Simpson Manufacturing Co., Inc.	378,155
7,838	Universal Forest Products, Inc.	259,359

		1,212,116

Capital Markets (1.4%):
19,385	Investment Technology Group, Inc.*	395,260
21,109	Labranche & Co., Inc.*	90,769
20,522	OptionsXpress Holdings, Inc.	318,707
7,264	Piper Jaffray Cos., Inc.*	317,219
12,474	Stifel Financial Corp.*	599,874
12,505	SWS Group, Inc.	174,695
16,014	Tradestation Group, Inc.*	135,478

		2,032,002

Chemicals (1.7%):
8,987	American Vanguard Corp.	101,553
11,542	Arch Chemicals, Inc.	283,818
23,891	Calgon Carbon Corp.*	331,846
21,866	H.B. Fuller Co.	410,643
5,440	NewMarket Corp.	366,275
14,285	OM Group, Inc.*	414,551
3,100	Penford Corp.	17,949
37,940	PolyOne Corp.*	102,817
5,278	Quaker Chemical Corp.	70,145
13,820	Schulman, Inc.	208,820
3,210	Stepan Co.	141,754
9,321	Zep, Inc.	112,318

		2,562,489

Commercial Banks (5.6%):
5,726	Bank of the Ozarks, Inc.	123,853
26,698	Boston Private Financial Holdings, Inc.	119,607
11,396	Cascade Bancorp	16,068
14,104	Central Pacific Financial Corp.	52,890
7,399	Columbia Banking System, Inc.	75,692
14,362	Community Bank System, Inc.	209,111
30,540	East West Bancorp, Inc.	198,205
34,937	First Bancorp	138,001
33,780	First Commonwealth Financial Corp.	214,165
17,627	First Financial Bancorp	132,555
9,502	First Financial Bankshares, Inc.	478,521
19,980	First Midwest Bancorp, Inc.	146,054
17,191	Frontier Financial Corp.	20,801
29,900	Glacier Bancorp, Inc.	441,623
10,971	Hancock Holding Co.	356,448
13,750	Hanmi Financial Corp.	24,063
6,447	Home Bancshares, Inc.	122,751
8,636	Independent Bank Corp.	11,400
9,669	Independent Bank Corp.	190,479

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

9,131	Nara Bancorp, Inc.	$47,299
39,069	National Penn Bancshares, Inc.	180,108
15,337	NBT Bancorp, Inc.	332,966
30,464	Old National Bancorp	299,156
14,552	Pinnacle Financial Partners, Inc.*	193,833
17,019	PrivateBancorp, Inc.	378,503
19,316	Prosperity Bancshares, Inc.	576,196
9,346	S & T Bancorp, Inc.	113,647
17,097	Signature Bank*	463,671
5,699	Simmons First National Corp., Class A	152,277
73,349	South Financial Group, Inc. (The)	87,285
9,095	Sterling Bancorp	75,943
36,857	Sterling Bancshares, Inc.	233,305
24,589	Sterling Financial Corp.	71,554
39,120	Susquehanna Bancshares, Inc.	191,297
3,126	Tompkins Financial Corp.	149,892
56,062	UCBH Holdings, Inc.	70,638
13,521	UMB Financial Corp.	513,933
27,761	Umpqua Holdings Corp.	215,425
17,325	United Bankshares, Inc.	338,530
19,588	United Community Banks, Inc.*	117,330
28,302	Whitney Holding Corp.	259,246
9,140	Wilshire Bancorp, Inc.	52,555
10,948	Wintrust Financial Corp.	176,044

		8,362,920

Commercial Services & Supplies (3.7%):
20,343	ABM Industries, Inc.	367,598
10,516	Administaff, Inc.	244,707
7,228	American Public Education*	286,301
12,727	Bowne & Co., Inc.	82,853
6,451	CDI Corp.	71,929
5,287	Consolidated Graphics, Inc.*	92,099
8,789	G & K Services, Inc., Class A	185,887
22,914	Geo Group, Inc. (The)*	425,742
19,393	Healthcare Services Group, Inc.	346,747
12,079	Heartland Payment Systems, Inc.	115,596
8,461	Heidrick & Struggles International, Inc.	154,413
11,522	HMS Holdings Corp.*	469,176
24,643	Interface, Inc.	152,787
15,546	Mobile Mini, Inc.*	228,060
17,868	On Assignment, Inc.*	69,864
13,954	Rewards Network, Inc.*	52,746
7,740	School Specialty, Inc.*	156,425
24,111	Spherion Corp.*	99,337
7,000	Standard Register Co. (The)	22,820
16,288	TeleTech Holdings, Inc.*	246,763
27,140	Tetra Tech, Inc.*	777,561
15,930	Ticketmaster Entertainment, Inc.*	102,271
20,789	Trueblue, Inc.*	174,628
10,643	United Stationers, Inc.*	371,228
9,222	Viad Corp.	158,803
5,070	Volt Information Sciences, Inc.*	31,789

		5,488,130

Communications Equipment (2.5%):
57,298	Arris Group, Inc.*	696,744
5,093	Bel Fuse, Inc., Class B	81,692
7,887	Black Box Corp.	263,978
17,986	Blue Coat Systems, Inc.*	297,488
12,811	Comtech Telecommunications Corp.*	408,415
13,794	Digi International, Inc.*	134,492
6,359	EMS Technologies, Inc.*	132,903
45,676	Harmonic, Inc.*	269,032
15,688	NETGEAR, Inc.*	226,064
7,622	Neutral Tandem, Inc.*	225,001
10,934	PC-Tel, Inc.*	58,497
20,899	Symmetricom, Inc.*	120,587
30,846	Tekelec*	519,138
11,749	ViaSat, Inc.*	301,244

		3,735,275

Computers & Peripherals (1.0%):
60,828	Adaptec, Inc.*	161,194
15,182	Avid Technology, Inc.*	203,591
15,975	Hutchinson Technology, Inc.*	31,151
22,861	Intermec, Inc.*	294,907
16,941	Novatel Wireless, Inc.*	152,808
9,321	Stratasys, Inc.*	102,438
15,487	Synaptics, Inc.*	598,572

		1,544,661

Construction & Engineering (0.6%):
31,135	Emcor Group, Inc.*	626,436
17,660	Insituform Technologies, Inc.*	299,690

		926,126

Construction Materials (0.6%):
19,894	Eagle Materials, Inc.	502,124
18,941	Headwaters, Inc.*	63,642
12,388	Texas Industries, Inc.	388,488

		954,254

Consumer Finance (0.5%):
13,752	Cash America International, Inc.	321,659
12,394	First Cash Financial Services, Inc.*	217,143

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Consumer Finance, continued

7,416	World Acceptance Corp.*	$147,653

		686,455

Containers & Packaging (0.5%):
13,040	Myers Industries, Inc.	108,493
17,557	Rock-Tenn Co., Class A	669,975

		778,468

Distributors (0.0%):
8,562	Audiovox Corp., Class A*	50,173

Diversified Consumer Services (0.8%):
6,293	Capella Education Co.*	377,265
12,853	Coinstar, Inc.*	343,175
14,384	Interval Leisure Group, Inc.*	134,059
3,021	Pre-paid Legal Services, Inc.*	131,686
9,682	Universal Technical Institute, Inc.*	144,552

		1,130,737

Diversified Financial Services (0.8%):
3,826	CorVel Corp.*	87,118
11,922	Financial Federal Corp.	244,997
8,470	Greenhill & Co., Inc.	611,619
6,895	Portfolio Recovery Associates, Inc.*	267,043

		1,210,777

Diversified REIT (0.1%):
25,729	Colonial Properties Trust	190,395

Diversified Telecommunication Services (0.3%):
11,797	Cbeyond, Inc.*	169,287
36,127	FairPoint Communications, Inc.	21,676
18,743	General Communication, Inc., Class A*	129,889
14,038	Iowa Telecommunitcations Services, Inc.	175,616

		496,468

Electric Utilities (0.9%):
11,491	ALLETE, Inc.	330,366
19,711	El Paso Electric Co.*	275,166
13,449	UIL Holdings Corp.	301,930
15,589	Unisource Energy Corp.	413,732

		1,321,194

Electrical Equipment (2.4%):
10,293	A.O. Smith Corp.	335,243
18,923	Acuity Brands, Inc.	530,790
5,769	Azz, Inc.*	198,511
20,756	Baldor Electric Co.	493,785
21,001	Belden CDT, Inc.	350,717
23,756	Brady Corp., Class A	596,751
9,433	C&D Technologies, Inc.*	18,866
10,853	II-VI, Inc.*	240,611
7,952	Magnetek, Inc.*	11,053
16,195	Regal-Beloit Corp.	643,265
9,171	Vicor Corp.	66,215

		3,485,807

Electronic Equipment & Instruments (3.4%):
10,810	Agilysys, Inc.	50,591
13,392	Anixter International, Inc.*	503,405
5,786	Applied Signal Technology, Inc.	147,601
31,960	Benchmark Electronics, Inc.*	460,224
27,368	Brightpoint, Inc.*	171,597
19,161	Checkpoint Systems, Inc.*	300,636
19,155	Cognex Corp.	270,660
17,004	CTS Corp.	111,376
15,683	Daktronics, Inc.	120,759
7,971	DTS, Inc.*	215,775
14,947	Electro Scientific Industries, Inc.*	167,107
23,057	Insight Enterprises, Inc.*	222,731
5,214	Keithley Instruments, Inc.	20,856
8,553	Littlelfuse, Inc.*	170,718
10,966	LoJack Corp.*	45,948
9,564	Mercury Computer Systems, Inc.*	88,467
21,142	Methode Electronics, Inc.	148,417
7,658	MTS Systems Corp.	158,138
9,792	Network Equipment Technologies, Inc.*	41,714
18,530	Newport Corp.*	107,289
9,240	Park Electrochemical Corp.	198,937
18,007	Plexus Corp.*	368,423
11,484	RadiSys Corp.*	103,471
7,530	Rogers Corp.*	152,332
12,101	ScanSource, Inc.*	296,716
22,949	Technitrol, Inc.	148,480
5,131	Tollgrade Communications, Inc.*	26,886
20,481	TTM Technologies, Inc.*	163,029

		4,982,283

Energy Equipment & Services (3.2%):
24,992	Atwood Oceanics, Inc.*	622,551
10,394	Basic Energy Services, Inc.*	70,991
12,876	Bristow Group, Inc.*	381,516
9,233	CARBO Ceramics, Inc.	315,769
13,897	Dril-Quip, Inc.*	529,476
7,313	Gulf Island Fabrication, Inc.	115,765
10,706	Hornbeck Offshore Services, Inc.*	229,001
46,341	ION Geophysical Corp.*	119,096
6,452	Lufkin Industries, Inc.	271,307

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued

10,527	Matrix Service Co.*	$120,850
8,943	NATCO Group, Inc.*	294,403
22,784	Oil States International, Inc.*	551,601
22,990	Pioneer Drilling Co.*	110,122
8,840	Seacor Holdings, Inc.*	665,121
7,044	Superior Well Services, Inc.*	41,912
35,213	TETRA Technologies, Inc.*	280,295

		4,719,776

Food & Staples Retailing (1.6%):
5,943	Cal-Maine Foods, Inc.	148,337
23,006	Casey’s General Stores, Inc.	591,024
10,513	Cracker Barrel Old Country Store, Inc.	293,313
7,124	Diamond Foods, Inc.	198,760
14,059	Great Atlantic & Pacific Tea Co., Inc.*	59,751
6,016	Nash Finch Co.	162,793
10,824	Spartan Stores, Inc.	134,326
8,384	The Andersons, Inc.	251,017
19,370	United Natural Foods, Inc.*	508,462

		2,347,783

Food Products (1.9%):
7,806	Balchem Corp.	191,403
37,245	Darling International, Inc.*	245,817
11,911	Green Mountain Coffee Roasters, Inc.*	704,178
18,626	Hain Celestial Group, Inc.*	290,752
6,235	J & J Snack Foods Corp.	223,837
13,857	Lance, Inc.	320,512
5,148	Peet’s Coffee & Tea, Inc.*	129,730
7,793	Sanderson Farms, Inc.	350,685
14,468	TreeHouse Foods, Inc.*	416,244

		2,873,158

Gas Utilities (3.0%):
42,573	Atmos Energy Corp.	1,066,028
10,788	Laclede Group, Inc. (The)	357,406
19,895	New Jersey Resources Corp.	736,911
11,604	Northwest Natural Gas Co.	514,289
32,574	Piedmont Natural Gas Co., Inc.	785,359
13,303	South Jersey Industries, Inc.	464,142
20,493	Southwest Gas Corp.	455,150

		4,379,285

Health Care Equipment & Supplies (4.5%):
9,650	Abaxis, Inc.*	198,211
30,167	Align Technology, Inc.*	319,770
33,847	American Medical Systems Holdings, Inc.*	534,783
5,762	Analogic Corp.	212,906
3,953	Computer Programs & Systems, Inc.	151,439
13,977	CONMED Corp.*	216,923
20,670	Cooper Companies, Inc.	511,169
13,322	CryoLife, Inc.*	73,804
10,325	Cyberonics, Inc.*	171,705
10,483	Greatbatch, Inc.*	237,021
11,298	Haemonetics Corp.*	643,986
5,729	ICU Medical, Inc.*	235,748
9,301	Integra LifeSciences Holdings*	246,570
15,161	Invacare Corp.	267,592
5,410	Kensey Nash Corp.*	141,796
18,200	Meridian Bioscience, Inc.	410,956
12,579	Merit Medical Systems, Inc.*	205,038
5,428	MWI Veterinary Supply, Inc.*	189,220
12,155	Natus Medical, Inc.*	140,269
6,335	Neogen Corp.*	183,588
14,900	Omnicell, Inc.*	160,175
7,757	Osteotech, Inc.*	34,131
7,894	Palomar Medical Technologies, Inc.*	115,726
6,760	Surmodics, Inc.*	152,979
17,022	Symmetry Medical, Inc.*	158,645
17,825	Theragenics Corp.*	22,459
14,618	West Pharmaceutical Services, Inc.	509,437
9,171	ZOLL Medical Corp.*	177,367

		6,623,413

Health Care Providers & Services (5.6%):
4,807	Air Methods Corp.*	131,519
2,879	Almost Family, Inc.*	75,171
12,334	Amedisys, Inc.*	407,269
24,389	AMERIGROUP Corp.*	654,845
15,846	AMN Healthcare Services, Inc.*	101,097
14,363	AmSurg Corp.*	307,943
4,853	Bio-Reference Laboratories, Inc.*	153,403
17,285	Catalyst Health Solutions, Inc.*	431,088
19,433	Centene Corp.*	388,271
10,178	Chemed Corp.	401,827
14,611	Cross Country Healthcare, Inc.*	100,378
4,384	Genoptix, Inc.*	140,244
13,286	Gentiva Health Services, Inc.*	218,688
14,228	Hanger Orthopedic Group, Inc.*	193,358
22,976	Healthspring, Inc.*	249,519
15,735	Healthways, Inc.*	211,636
28,107	Hillenbrand, Inc.	467,700
15,889	Inventiv Health, Inc.*	214,978
3,908	IPC The Hospitalist Co.*	104,305
3,961	Landauer, Inc.	242,968
8,723	LCA-Vision, Inc.*	36,811

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued

6,703	LHC Group, Inc.*	$148,874
15,820	Magellan Health Services, Inc.*	519,212
9,002	MedCath Corp.*	105,864
20,546	MEDNAX, Inc.*	865,603
6,463	Molina Heathcare, Inc.*	154,595
14,864	Odyssey Healthcare, Inc.*	152,802
11,118	PetMed Express, Inc.*	167,104
27,946	PSS World Medical, Inc.*	517,280
8,364	RehabCare Group, Inc.*	200,150
11,602	Res-Care, Inc.*	165,909

		8,230,411

Health Care Technology (0.5%):
26,138	Eclipsys Corp.*	464,733
20,052	Phase Forward, Inc.*	302,986

		767,719

Hotels, Restaurants & Leisure (2.7%):
7,943	Buffalo Wild Wings, Inc.*	258,306
11,950	California Pizza Kitchen, Inc.*	158,816
10,562	CEC Entertainment, Inc.*	311,368
23,452	CKE Restaurants, Inc.	198,873
6,672	DineEquity, Inc.	208,100
25,838	Jack in the Box, Inc.*	580,063
5,475	Landry’s Restaurants, Inc.*	47,085
10,769	Marcus Corp.	113,290
4,613	Monarch Casino & Resort, Inc.*	33,675
9,831	O’Charley’s, Inc.	90,937
10,984	P.F. Chang’s China Bistro, Inc.*	352,147
10,361	Papa John’s International, Inc.*	256,849
26,480	Pinnacle Entertainment, Inc.*	245,999
7,310	Red Robin Gourmet Burgers*	137,063
24,793	Ruby Tuesday, Inc.*	165,121
7,438	Ruth’s Hospitality Group, Inc.*	27,297
26,887	Shuffle Master, Inc.*	177,723
27,837	Sonic Corp.*	279,205
12,419	Steak n Shake Co. (The)*	108,542
23,500	Texas Roadhouse, Inc., Class A*	256,385

		4,006,844

Household Durables (0.7%):
11,001	Ethan Allen Interiors, Inc.	113,970
22,135	La-Z-Boy, Inc.	104,477
6,303	M/I Homes, Inc.*	61,706
13,569	Meritage Corp.*	255,911
2,099	National Presto Industries, Inc.	159,734
8,462	Russ Berrie & Co., Inc.*	33,087
2,047	Skyline Corp.	44,522
45,322	Standard-Pacific Corp.*	92,004
7,140	Universal Electronics, Inc.*	144,014

		1,009,425

Household Products (0.4%):
32,210	Central Garden & Pet Co., Class A*	317,269
7,362	WD-40 Co.	213,498

		530,767

Industrial Conglomerates (0.1%):
6,704	Standex International Corp.	77,766
10,111	Tredegar, Inc.	134,679

		212,445

Insurance (3.0%):
3,270	American Physicians Capital, Inc.	128,053
10,040	Amerisafe, Inc.*	156,222
20,080	Delphi Financial Group, Inc., Class A	390,154
11,785	eHealth, Inc.*	208,123
21,298	Employers Holdings, Inc.	288,588
6,389	Infinity Property & Casualty Corp.	232,943
17,833	National Financial Partners Corp.	130,538
5,909	Navigators Group, Inc.*	262,537
10,256	Presidential Life Corp.	77,638
14,896	ProAssurance Corp.*	688,344
7,579	RLI Corp.	339,539
7,529	Safety Insurance Group, Inc.	230,086
22,876	Selective Insurance Group, Inc.	292,127
8,189	Stewart Information Services Corp.	116,693
16,482	Tower Group, Inc.	408,424
10,710	United Fire & Casualty Co.	183,677
15,896	Zenith National Insurance Corp.	345,579

		4,479,265

Internet & Catalog Retail (0.4%):
6,654	Blue Nile, Inc.*	286,055
18,986	HSN, Inc.*	200,682
6,070	Stamps.com, Inc.*	51,474

		538,211

Internet Software & Services (1.7%):
6,387	Bankrate, Inc.*	161,208
8,228	comScore, Inc.*	109,597
31,601	CyberSource Corp.*	483,495
18,730	DealerTrack Holdings, Inc.*	318,410
15,089	InfoSpace, Inc.*	100,040
20,571	J2 Global Communications, Inc.*	464,082
15,055	Perficient, Inc.*	105,235
12,761	The Knot, Inc.*	100,557

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services, continued

38,851	United Online, Inc.	$252,920
20,404	Websense, Inc.*	364,007

		2,459,551

IT Services (2.0%):
13,413	CACI International, Inc., Class A*	572,869
29,960	CIBER, Inc.*	92,876
16,746	CSG Systems International, Inc.*	221,717
21,415	eResearch Technology, Inc.*	132,987
7,007	Forrester Research, Inc.*	172,022
6,827	Integral Systems, Inc.*	56,801
7,326	Maximus, Inc.	302,198
5,978	Stanley, Inc.*	196,557
4,194	StarTek, Inc.*	33,636
15,337	Sykes Enterprises, Inc.*	277,446
8,287	SYNNEX Corp.*	207,092
11,979	Tyler Technologies, Inc.*	187,112
18,003	Wright Express Corp.*	458,536

		2,911,849

Leisure Equipment & Products (1.0%):
38,752	Brunswick Corp.	167,409
13,914	JAKKS Pacific, Inc.*	178,516
450	Nautilus Group, Inc. (The)*	508
15,831	Polaris Industries, Inc.	508,492
23,344	Pool Corp.	386,577
8,164	RC2 Corp.*	108,010
8,389	Sturm, Ruger & Co., Inc.	104,359

		1,453,871

Life Sciences Tools & Services (0.7%):
17,244	Cambrex Corp.*	71,045
7,632	Dionex Corp.*	465,781
15,943	Enzo Biochem, Inc.*	70,628
5,619	Kendle International, Inc.*	68,777
24,967	PAREXEL International Corp.*	359,025

		1,035,256

Machinery (4.1%):
30,336	Actuant Corp., Class A	370,099
10,092	Albany International Corp., Class A	114,847
8,643	Astec Industries, Inc.*	256,611
6,772	Badger Meter, Inc.	277,652
19,305	Barnes Group, Inc.	229,536
22,606	Briggs & Stratton Corp.	301,564
4,067	Cascade Corp.	63,974
7,813	CIRCOR International, Inc.	184,465
23,290	CLARCOR, Inc.	679,835
8,041	Enpro Industries, Inc.*	144,818
11,713	ESCO Technologies, Inc.*	524,742
23,995	Gardner Denver, Inc.*	603,954
12,824	Gerber Scientific, Inc.*	32,060
13,846	John Bean Technologies Corp.	173,352
15,089	Kaydon Corp.	491,298
5,554	Lindsay Manufacturing Co.	183,837
8,025	Lydall, Inc.*	27,285
17,825	Mueller Industries, Inc.	370,760
15,138	Robbins & Myers, Inc.	291,407
16,732	Toro Co.	500,287
13,085	Wabash National Corp.	9,160
14,354	Watts Water Technologies, Inc., Class A	309,185

		6,140,728

Marine (0.5%):
24,380	Kirby Corp.*	775,040

Media (0.3%):
11,706	Arbitron, Inc.	186,009
21,092	E.W. Scripps Co. (The), Class A	44,082
35,337	Live Nation, Inc.*	171,738

		401,829

Metals & Mining (0.7%):
6,833	A.M. Castle & Co.	82,543
9,630	AMCOL International Corp.	207,815
9,496	Brush Engineered Materials, Inc.*	159,058
23,784	Century Aluminum Co.*	148,174
12,510	Gibraltar Industries, Inc.	85,944
3,915	Olympic Steel, Inc.	95,800
11,378	RTI International Metals, Inc.*	201,049

		980,383

Multi-Utilities (0.6%):
26,329	Avista Corp.	468,919
5,726	Central Vermont Public Service Corp.	103,641
7,318	CH Energy Group, Inc.	341,751

		914,311

Multiline Retail (0.2%):
19,084	Fred’s, Inc.	240,459
11,460	Tuesday Morning Corp.*	38,620

		279,079

Oil, Gas & Consumable Fuels (1.6%):
19,299	Holly Corp.	346,996
18,695	Penn Virginia Corp.	306,037
7,013	Petroleum Development Corp.*	110,034
21,394	PetroQuest Energy, Inc.*	78,944
28,453	St. Mary Land & Exploration Co.	593,814
17,989	Stone Energy Corp.*	133,478

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

14,991	Swift Energy Co.*	$249,600
13,772	World Fuel Services Corp.	567,820

		2,386,723

Paper & Forest Products (0.5%):
16,462	Buckeye Technologies, Inc.*	73,914
5,361	Clearwater Paper Corp.*	135,580
4,369	Deltic Timber Corp.	154,968
6,501	Neenah Paper, Inc.	57,274
7,258	Schweitzer-Mauduit International, Inc.	197,490
21,351	Wausau Paper Corp.	143,479

		762,705

Personal Products (0.6%):
8,598	Chattem, Inc.*	585,524
13,600	Helen of Troy, Ltd.*	228,344
7,507	Mannatech, Inc.	24,773

		838,641

Pharmaceuticals (0.7%):
12,228	Noven Pharmaceuticals, Inc.*	174,860
16,477	Par Pharmaceutical Cos., Inc.*	249,627
13,713	PharMerica Corp.*	269,186
20,971	Salix Pharmaceuticals, Inc.*	206,984
35,348	ViroPharma, Inc.*	209,614

		1,110,271

Real Estate Investment Trusts (REITs) (5.1%):
15,828	Acadia Realty Trust	206,555
44,619	BioMed Realty Trust, Inc.	456,452
21,327	Cedar Shopping Centers, Inc.	96,398
10,740	EastGroup Properties, Inc.	354,635
14,845	Entertainment Properties Trust	305,807
40,897	Extra Space Storage, Inc.	341,490
15,812	Forestar Group, Inc.*	187,847
28,312	Franklin Street Properties Corp.	375,134
14,862	Home Properties, Inc.	506,794
33,061	Inland Real Estate Corp.	231,427
19,194	Kilroy Realty Corp.	394,245
27,109	Kite Realty Group Trust	79,158
39,559	Lexington Corporate Properties Trust	134,501
11,189	LTC Properties, Inc.	228,815
35,922	Medical Properties Trust, Inc.	218,047
13,254	Mid-America Apartment Communities, Inc.	486,554
35,909	National Retail Properties, Inc.	623,021
9,206	Parkway Properties, Inc.	119,678
19,603	Pennsylvania Real Estate Investment Trust	98,015
6,606	PS Business Parks, Inc.	319,995
55,229	Senior Housing Properties Trust	901,337
10,281	Sovran Self Storage, Inc.	252,913
16,909	Tanger Factory Outlet Centers, Inc.	548,359
10,643	Urstadt Biddle Properties, Inc., Class A	149,853

		7,617,030

Residential REIT (0.2%):
20,195	Post Properties, Inc.	271,421

Road & Rail (1.0%):
11,837	Arkansas Best Corp.	311,905
25,800	Heartland Express, Inc.	379,776
25,325	Knight Transportation, Inc.	419,129
12,599	Old Dominion Freight Line, Inc.*	422,948

		1,533,758

Semiconductors & Semiconductor Equipment (4.8%):
11,392	Actel Corp.*	122,236
14,818	Advanced Energy Industries, Inc.*	133,214
13,308	ATMI, Inc.*	206,673
27,965	Brooks Automation, Inc.*	125,283
9,784	Cabot Microelectronics Corp.*	276,789
9,123	Cohu, Inc.	81,924
12,535	Cymer, Inc.*	372,666
65,449	Cypress Semiconductor Corp.*	602,131
14,103	Diodes, Inc.*	220,571
12,676	DSP Group, Inc.*	85,690
24,290	Exar Corp.*	174,645
17,220	FEI Co.*	394,338
8,144	Hittite Microwave Corp.*	283,004
8,390	Intevac, Inc.*	73,077
33,514	Kopin Corp.*	122,996
30,630	Kulicke & Soffa Industries, Inc.*	105,061
23,308	Micrel, Inc.	170,615
37,881	Microsemi Corp.*	522,758
22,071	MKS Instruments, Inc.*	291,116
12,157	Pericom Semiconductor Corp.*	102,362
17,420	Rudolph Technologies, Inc.*	96,158
76,517	Skyworks Solutions, Inc.*	748,336
10,379	Standard Microsystems Corp.*	212,251
5,860	Supertex, Inc.*	147,145
67,583	TriQuint Semiconductor, Inc.*	358,866
10,468	Ultratech, Inc.*	128,861
32,398	Varian Semiconductor Equipment Associates, Inc.*	777,228
15,212	Veeco Instruments, Inc.*	176,307

		7,112,301

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Software (3.5%):
20,014	Blackbaud, Inc.	$311,218
19,321	Commvault Systems, Inc.*	320,342
19,077	Concur Technologies, Inc.*	592,913
4,396	Ebix, Inc.*	137,683
28,167	Epicor Software Corp.*	149,285
15,173	Epiq Systems, Inc.*	232,906
6,566	Faro Technologies, Inc.*	101,970
40,153	Informatica Corp.*	690,230
12,877	JDA Software Group, Inc.*	192,640
11,574	Manhattan Associates, Inc.*	210,878
14,202	Phoenix Technology, Ltd.*	38,487
18,670	Progress Software Corp.*	395,244
7,949	Quality Systems, Inc.	452,775
12,621	Radiant Systems, Inc.*	104,754
12,723	Smith Micro Software, Inc.*	124,940
14,300	Sonic Solutions*	42,185
8,391	SPSS, Inc.*	280,008
35,799	Take-Two Interactive Software, Inc.	339,016
13,319	Taleo Corp., Class A, Class A*	243,338
30,974	THQ, Inc.*	221,774

		5,182,586

Specialized REITs (0.4%):
47,354	DiamondRock Hospitality, Co.	296,436
28,367	LaSalle Hotel Properties	350,049

		646,485

Specialty Retail (4.2%):
10,825	Big 5 Sporting Goods Corp.	119,725
11,132	Buckle, Inc. (The)	353,664
18,675	Cabela’s, Inc., Class A*	229,702
14,010	Cato Corp.	244,334
10,810	Charlotte Russe Holdings, Inc.*	139,233
10,330	Children’s Place Retail Stores, Inc.*	273,022
14,500	Christopher & Banks Corp.	97,295
21,712	Dress Barn, Inc.*	310,482
25,066	Finish Line, Class A	185,990
9,227	Genesco, Inc.*	173,560
11,120	Group 1 Automotive, Inc.	289,342
13,430	Gymboree Corp.*	476,496
5,592	Haverty Furniture Co., Inc.	51,167
13,771	Hibbett Sports, Inc.*	247,878
20,839	HOT Topic, Inc.*	152,333
11,723	Jo-Ann Stores, Inc.*	242,314
8,555	Jos. A. Bank Clothiers, Inc.*	294,805
7,404	Lithia Motors, Inc., Class A	68,413
23,987	Men’s Wearhouse, Inc. (The)	460,071
7,774	Midas, Inc.*	81,472
14,961	Nutri/System, Inc.	216,934
34,483	OfficeMax, Inc.	216,553
18,272	Pep Boys — Manny, Moe & Jack	185,278
12,338	Sonic Automotive, Inc.	125,354
18,511	Stage Store, Inc.	205,472
14,308	Tractor Supply Co.*	591,207
8,250	Tween Brands, Inc.*	55,110
17,018	Zale Corp.*	58,542
9,081	Zumiez, Inc.*	72,739

		6,218,487

Textiles, Apparel & Luxury Goods (2.4%):
16,688	Brown Shoe Co., Inc.	120,821
26,374	Carter’s, Inc.*	649,064
34,967	Crocs, Inc.*	118,888
5,878	Deckers Outdoor Corp.*	413,047
30,885	Iconix Brand Group, Inc.*	475,011
13,479	K-Swiss, Inc., Class A	114,572
42,237	Liz Claiborne, Inc.	121,643
9,635	Maidenform Brands, Inc.*	110,513
6,569	Movado Group, Inc.	69,237
7,253	Oxford Industries, Inc.	84,497
5,195	Perry Ellis International, Inc.*	37,820
57,872	Quiksilver Resources, Inc.*	107,063
15,496	Skechers U.S.A., Inc., Class A*	151,396
8,775	True Religion Apparel, Inc.*	195,682
6,409	UniFirst Corp.	238,223
7,925	Volcom, Inc.*	99,063
23,307	Wolverine World Wide, Inc.	514,152

		3,620,692

Thrifts & Mortgage Finance (0.5%):
22,109	Bank Mutual Corp.	192,790
23,917	Brookline Bancorp, Inc.	222,906
12,897	Dime Community Bancshares	117,492
37,037	TrustCo Bank Corp.	218,889

		752,077

Tobacco (0.1%):
40,904	Alliance One International, Inc.*	155,435

Trading Companies & Distributors (0.8%):
16,684	Applied Industrial Technologies, Inc.	328,675
10,938	Kaman Corp., Class A	182,664
2,647	Lawson Products, Inc.	37,614
12,958	Watsco, Inc.	634,035
		1,182,988

Water Utilities (0.2%):
7,065	American States Water Co.	244,732

Total Common Stocks (Cost $187,442,928)		146,456,576

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations (0.2%):
$240,000	U.S. Treasury Bills, 0.40%, 9/10/09(a)(b)	$239,922

Total U.S. Treasury Obligations (Cost $239,929)		239,922

		Fair
Shares		Value
Investment Company (0.0%):
28,212	Dreyfus Treasury Prime Cash Management, 0.09%(c)	$28,212

Total Investment Company (Cost $28,212)		28,212

Total Investment Securities (Cost $187,711,069)(d) — 99.0%		146,724,710
Net other assets (liabilities) — 1.0%		1,453,123

Net Assets — 100.0%		$148,177,833

Percentages indicated are based on net assets as of June 30, 2009.

*—Non-income producing security

REIT—Real Estate Investment Trust

(a)	The rate represents the effective yield at time of purchase.

(b)	Investment securities are segregated as collateral. The fair value of these securities is $239,922.

(c)	The rate represents the effective yield at time of purchase.

(d)	Cost for federal income tax purposes is $195,282,731. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,667,823
Unrealized depreciation	(53,225,844)

Net unrealized depreciation	$(48,558,021)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	99.7%
Bermuda	0.2%
Puerto Rico	0.1%

Total	100.0%

Future Contracts

Securities with an aggregate fair value of $239,922 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2009.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell 2000 Index Mini September Futures	Long	9/09	36	$(40)

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Small
Cap Stock
Index Fund

Assets:
Investment securities, at cost	$187,711,069

Investment securities, at value	$146,724,710
Interest and dividends receivable	164,041
Receivable for capital shares issued	9,344
Receivable for investments sold	2,045,473
Prepaid expenses	1,380

Total Assets	148,944,948

Liabilities:
Payable for investments purchased	576,464
Payable for capital shares redeemed	115,202
Payable for variation margin on futures contracts	2,086
Manager fees payable	20,182
Administration fees payable	6,204
Distribution fees payable	31,144
Administrative and compliance services fees payable	3,637
Trustee fees payable	267
Other accrued liabilities	11,929

Total Liabilities	767,115

Net Assets	$148,177,833

Net Assets Consist of:
Capital	$211,691,384
Accumulated net investment income/(loss)	593,931
Accumulated net realized gains/(losses) from investment transactions	(23,121,083)
Net unrealized appreciation/(depreciation) on investments	(40,986,399)

Net Assets	$148,177,833

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,216,112
Net Asset Value (offering and redemption price per share)	$6.38

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Small
Cap Stock
Index Fund

Investment Income:
Interest	$228
Dividends	936,042

Total Investment Income	936,270

Expenses:
Manager fees	153,476
Administration fees	29,072
Distribution fees	147,572
Custodian fees	10,651
Administrative and compliance service fees	3,637
Trustees’ fees	5,799
Professional fees	12,239
Shareholder reports	15,293
Other expenses	21,068

Total expenses before reductions	398,807
Less expenses waived/reimbursed by the Manager	(56,468)

Net expenses	342,339

Net Investment Income/(Loss)	593,931

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(5,827,046)
Net realized gains/(losses) on futures transactions	218,628
Change in unrealized appreciation/(depreciation) on investments	6,256,679

Net Realized/Unrealized Gains/(Losses) on Investments	648,261

Change in Net Assets Resulting From Operations	$1,242,192

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Small Cap Stock Index Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$593,931	$536,022
Net realized gains/(losses) on investment transactions	(5,608,418)	(17,479,436)
Change in unrealized appreciation/(depreciation) on investments	6,256,679	(45,492,945)

Change in net assets resulting from operations	1,242,192	(62,436,359)

Dividends to Shareholders:
From net investment income	—	(605,125)
From net realized gains on investments	—	(26,256)

Change in net assets resulting from dividends to shareholders	—	(631,381)

Capital Transactions:
Proceeds from shares issued	39,702,049	201,014,619
Proceeds from dividends reinvested	—	631,381
Value of shares redeemed	(12,031,753)	(41,374,156)

Change in net assets resulting from capital transaction	27,670,296	160,271,844

Change in net assets	28,912,488	97,204,104
Net Assets:
Beginning of period	119,265,345	22,061,241

End of period	$148,177,833	$119,265,345

Accumulated net investment income/(loss)	$593,931	$—

Share Transactions:
Shares issued	6,618,275	21,968,186
Dividends reinvested	—	104,723
Shares redeemed	(2,167,204)	(5,687,491)

Change in shares	4,451,071	16,385,418

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended.		Year Ended	May 1, 2007 to
	June 30,		December 31,	December 31,
	2009		2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$6.36		$9.27	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03		0.03	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.01	)(b)	(2.90)	(0.63)

Total from Investment Activities	0.02		(2.87)	(0.59)

Dividends to Shareholders From:
Net Investment Income	—		(0.03)	(0.05)
Net Realized Gains	—		(0.01)	(0.09)

Total Dividends	—		(0.04)	(0.14)

Net Asset Value, End of Period	$6.38		$6.36	$9.27

Total Return(c)(d)	0.31%		(30.94)%	(5.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$148,178		$119,265	$22,061
Net Investment Income/(Loss)(e)	1.01%		1.09%	0.73%
Expenses Before Reductions(e)(f)	0.68%		0.77%	0.87%
Expenses Net of Reductions(e)	0.58%		0.60%	0.58%
Portfolio Turnover Rate(d)	12.41%		89.22%	19.08%

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Small Cap Stock Index Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	34
Futures Opened	467
Futures Closed	(465)

Outstanding at June 30, 2009	36

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Primary Risk Exposure	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*
Equity Contracts	Securities, at value, variation margin on futures contracts	$—	Variation margin on futures contracts	$(40)

*	Total Fair Value is presented by Primary Risk Exposure. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/change in unrealized appreciation/depreciation on investments	$218,628	$(110,302)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense of the Fund is 0.58%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.58%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL Small Cap Stock Index Fund	$42,556	$81,134	$56,468

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $3,122 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$146,090,231	$—	$146,090,231
Common Stocks — Foreign(a)	366,345	—	366,345
U.S. Treasury Obligations	—	239,922	239,922
Investment Companies	28,212	—	28,212

Total Investment Securities	146,484,788	239,922	146,724,710

Other Financial Instruments*	(40)	—	(40)

Total Investments	$146,484,748	$239,922	$146,724,670

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$43,108,749	$14,552,571

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Small Cap Stock Index Fund	$7,145,963

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $3,957,786 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Small Cap Stock	$615,807	$15,574	$631,381
Index Fund

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Accumulated		Accumulated
	Capital and	Unrealized	Earnings
	Other Losses	Depreciation(a)	(Deficit)
AZL Small Cap Stock	$(11,103,749)	$(53,651,994)	$(64,755,743)
Index Fund

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL TargetPLUSSM Balanced Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Balanced Fund	$1,000.00	$1,022.40	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Balanced Fund	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Balanced Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Asset Backed Securities	0.2%
Aerospace & Defense	0.5
Airline	0.9
Auto Components	1.7
Automobiles	0.9
Biotechnology	1.3
Capital Markets	2.5
Chemicals	1.7
Commercial Banks	5.4
Commercial Services & Supplies	0.8
Containers & Packaging	0.3
Diversified Consumer Services	2.0
Diversified Financial Services	1.1
Diversified Telecommunication Services	1.6
Electric Utilities	1.0
Electronic Equipment, Instruments & Components	0.3
Food & Staples Retailing	0.7
Food Products	0.5
Gas Utilities	1.6
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	0.3
Health Care Technology	0.1
Hotels, Restaurants & Leisure	1.7
Household Durables	0.5
Industrial Conglomerates	2.7
Insurance	0.9
IT Services	1.6
Life Sciences Tools & Services	0.5
Machinery	0.5
Media	1.1
Metals & Mining	3.1
Multi-Utilities	1.4
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	1.8
Paper & Forest Products	0.7
Pharmaceuticals	0.9
Real Estate Management & Development	3.2
Specialty Retail	1.6
Thrifts & Mortgage Finance	0.7
Tobacco	0.5
Transportation Infrastructure	1.2
Corporate Bonds	3.8
Yankee Dollar	6.0
Preferred Stocks	0.1
Municipal Bonds	0.3
U.S. Government Agencies	6.6
U.S. Government Agency Mortgages	27.5
U.S. Treasury Obligations	1.1
Repurchase Agreements	4.3
Foreign Bonds	2.2
Investment Company	2.4
Purchased Call Options	0.2

106.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.2%):
$196,444	SLM Student Loan Trust, Series 2008-9, Class A, 2.59%, 4/25/23+(a)	$200,361

Total Asset Backed Securities (Cost $195,680)		200,361

Common Stocks (51.6%):
Aerospace & Defense (0.5%):
6,187	American Science & Engineering, Inc.	427,645
2,239	Axsys Technologies, Inc.*	120,100

		547,745

Airline (0.9%):
735,000	Cathay Pacific Airways, Ltd.	1,010,237

Auto Components (1.7%):
573,602	GKN plc	1,185,924
47,919	Superior Industries International, Inc.	675,658

		1,861,582

Automobiles (0.9%):
13,405	DaimlerChrysler AG	486,200
19,598	Honda Motor Co., Ltd., ADR	536,397

		1,022,597

Biotechnology (1.3%):
14,685	Amgen, Inc.*	777,424
19,159	Myriad Genetics, Inc.*	683,018
4,738	Myriad Pharmaceuticals, Inc.*	22,033

		1,482,475

Capital Markets (2.5%):
16,149	Credit Suisse Group, SP ADR	738,494
13,402	Deutsche Bank AG	817,522
17,226	Stifel Financial Corp.*	828,398
33,886	UBS AG*	413,748

		2,798,162

Chemicals (1.7%):
29,625	E.I. du Pont de Nemours & Co.	758,993
16,568	Eastman Chemical Co.	627,927
22,813	Sensient Technologies Corp.	514,889

		1,901,809

Commercial Banks (5.4%):
69,382	Allied Irish Banks plc, SP ADR	330,258
53,851	Banco Santander SA, SP ADR	651,597
43,175	Barclays plc, ADR	796,147
51,096	First Bancorp	201,829
14,737	First Financial Bankshares, Inc.	742,155
9,371	First Financial Corp.	295,936
47,670	FNB Corp.	295,077
13,579	Home Bancshares, Inc.	258,544
70,521	Huntington Bancshares, Inc.	294,778
22,439	KB Financial Group, Inc., ADR*	747,443

		Fair
Shares		Value
42,736	Lloyds TSB Group plc, SP ADR	203,851
54,724	Regions Financial Corp.	221,085
26,168	Royal Bank of Scotland Group plc, SP ADR*	334,166
18,083	SunTrust Banks, Inc.	297,466
39,828	Umpqua Holdings Corp.	309,065

		5,979,397

Commercial Services & Supplies (0.8%):
32,706	Navigant Consulting, Inc.*	422,562
43,537	R.R. Donnelley & Sons Co.	505,900

		928,462

Containers & Packaging (0.3%):
7,581	Rock-Tenn Co., Class A	289,291

Diversified Consumer Services (2.0%):
10,682	Apollo Group, Inc., Class A*	759,704
7,850	ITT Educational Services, Inc.*	790,181
2,897	Strayer Education, Inc.	631,865

		2,181,750

Diversified Financial Services (1.1%):
47,288	Bank of America Corp.	624,202
55,138	ING Groep NV, ADR	559,099

		1,183,301

Diversified Telecommunication Services (1.6%):
353,706	BT Group plc	592,070
30,130	Deutsche Telekom AG, ADR	355,534
18,496	Nippon Telegraph & Telephone Corp., ADR	376,394
31,563	Telecom Italia SPA, ADR	434,307

		1,758,305

Electric Utilities (1.0%):
46,084	Korea Electric Power Corp., ADR*	529,966
18,562	Pinnacle West Capital Corp.	559,644

		1,089,610

Electronic Equipment, Instruments & Components (0.3%):
9,373	Hitachi, Ltd., SP ADR	290,282

Food & Staples Retailing (0.7%):
2,562	Nash Finch Co.	69,328
4,640	Spartan Stores, Inc.	57,582
14,480	Wal-Mart Stores, Inc.	701,411

		828,321

Food Products (0.5%):
19,538	Flowers Foods, Inc.	426,710
6,333	TreeHouse Foods, Inc.*	182,200

		608,910

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Gas Utilities (1.6%):
16,476	Laclede Group, Inc. (The)	$545,850
52,647	Piedmont Natural Gas Co., Inc.	1,269,319

		1,815,169

Health Care Equipment & Supplies (0.4%):
11,667	CryoLife, Inc.*	64,635
4,564	Greatbatch, Inc.*	103,192
11,978	STERIS Corp.	312,387

		480,214

Health Care Providers & Services (0.3%):
19,916	Gentiva Health Services, Inc.*	327,817

Health Care Technology (0.1%):
3,907	Computer Programs & Systems, Inc.	149,677

Hotels, Restaurants & Leisure (1.7%):
271,664	Ladbrokes plc	827,387
14,177	McDonald’s Corp.	815,036
5,945	Panera Bread Co., Class A*	296,417

		1,938,840

Household Durables (0.5%):
21,534	Sony Corp., SP ADR	556,869

Industrial Conglomerates (2.7%):
1,030,000	Citic Pacific, Ltd.	2,116,198
45,068	General Electric Co.	528,197
35,148	Textron, Inc.	339,530

		2,983,925

Insurance (0.9%):
94,352	AEGON NV	581,209
25,118	Axa, ADR	476,237

		1,057,446

IT Services (1.6%):
724,091	Logica plc	942,990
19,390	ManTech International Corp., Class A*	834,545

		1,777,535

Life Sciences Tools & Services (0.5%):
28,099	Luminex Corp.*	520,956

Machinery (0.5%):
39,089	Briggs & Stratton Corp.	521,447

Media (1.1%):
1,487,781	ITV plc	858,651
75,482	New York Times Co., Class A	415,906

		1,274,557

Metals & Mining (3.1%):
69,624	Alcoa, Inc.	719,216
17,182	ArcelorMittal, Class A	568,381
27,453	Compass Minerals International, Inc.	1,507,444
7,373	POSCO, ADR	609,526

		3,404,567

Multi-Utilities (1.4%):
46,258	NiSource, Inc.	539,368
16,120	SCANA Corp.	523,416
16,962	Veolia Environnement, ADR	501,058

		1,563,842

Multiline Retail (1.4%):
18,858	Dollar Tree, Inc.*	793,922
28,413	Family Dollar Stores, Inc.	804,088

		1,598,010

Oil, Gas & Consumable Fuels (1.8%):
7,823	Clayton Williams Energy, Inc.*	147,620
24,807	Goodrich Petroleum Corp.*	610,004
18,441	Petro-Canada	708,503
22,450	Repsol YPF SA, ADR	501,982

		1,968,109

Paper & Forest Products (0.7%):
47,136	MeadWestvaco Corp.	773,502

Pharmaceuticals (0.9%):
45,404	Pfizer, Inc.	681,060
52,937	ViroPharma, Inc.*	313,916

		994,976

Real Estate Management & Development (3.2%):
999,000	New World Development Co., Ltd.	1,803,326
1,044,000	Sino Land Co., Ltd.	1,715,608

		3,518,934

Specialty Retail (1.6%):
7,548	AutoZone, Inc.*	1,140,578
8,929	Buckle, Inc. (The)	283,674
7,273	Tractor Supply Co.*	300,521

		1,724,773

Thrifts & Mortgage Finance (0.7%):
35,101	First Niagara Financial Group, Inc.	400,853
32,749	Washington Federal, Inc.	425,737

		826,590

Tobacco (0.5%):
16,780	Universal Corp.	555,586

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued

Transportation Infrastructure (1.2%):
1,159,000	Cosco Pacific, Ltd.	$1,300,745

Total Common Stocks (Cost $50,575,681)		57,396,322

Corporate Bonds (3.8%):
Beverages (0.2%):
$200,000	Fosters Financial Corp., 4.88%, 10/1/14+(b)	183,161

Biotechnology (0.1%):
100,000	Amgen, Inc., 5.70%, 2/1/19+	105,501

Capital Markets (0.1%):
100,000	Morgan Stanley, 6.00%, 5/13/14+	101,247

Commercial Banks (0.2%):
100,000	Wachovia Bank NA, 1.65%, 3/15/16+(a)	78,945
200,000	Wachovia Corp., 1.22%, 8/1/13, MTN+(a)	179,550
10,000	Wells Fargo Co., 5.25%, 10/23/12+	10,351

		268,846

Commercial Services & Supplies (0.0%):
25,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	17,750

Diversified Consumer Services (0.1%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	99,297
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	10,280

		109,577

Diversified Financial Services (2.2%):
100,000	American General Finance Corp., Series G, 5.38%, 9/1/09, MTN+	96,975
300,000	American International Group, Inc., 8.25%, 8/15/18+(b)	176,552
100,000	Bank of America Corp., 7.63%, 6/1/19+	100,446
100,000	Bear Stearns Co., Inc., 6.40%, 10/2/17+	100,178
200,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	155,965
100,000	Citigroup, Inc., 6.13%, 11/21/17+	87,676

Principal		Fair
Amount		Value
100,000	Citigroup, Inc., 8.38%, 4/29/49+	75,007
150,000	Gaz Capital SA, Series 7, 6.21%, 11/22/16+	127,500
500,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	450,056
100,000	GMAC LLC, 7.25%, 3/2/11+	90,736
100,000	Goldman Sachs Group, Inc., 1.06%, 3/22/16+(a)	84,678
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	96,996
200,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	194,715
100,000	JPMorgan Chase & Co., Series 1, 7.88%, 4/29/49, Callable 4/30/18 @ 100+	87,510
100,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN+(b)	102,627
100,000	Merrill Lynch & Co., Series E, 1.57%, 5/30/14, MTN+(a)	112,012
200,000	Morgan Stanley, Series F, 5.95%, 12/28/17, MTN+	191,912
100,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	99,691

		2,431,232

Electronic Equipment Instruments & Components (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	98,205

Health Care Equipment & Supplies (0.1%):
100,000	Biomet, Inc., 3,797.25%, 10/15/17, Callable 10/15/12 @ 105.19+	96,750

Independent Power Producers & Energy Traders (0.1%):
100,000	AES Corp. (The), 8.00%, 6/1/20+	89,750

Media (0.2%):
200,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	206,720

Oil, Gas & Consumable Fuels (0.2%):
200,000	Pemex Project Funding Master Trust, 5.75%, 3/1/18+(b)	184,000
100,000	SandRidge Energy Inc, 8.63%, 4/1/15, Callable 4/1/11 @ 104.31+	89,750

		273,750

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Tobacco (0.2%):
$200,000	Altria Group, Inc., 9.25%, 8/6/19+	224,582

Total Corporate Bonds (Cost $4,193,619)		4,207,071

Yankee Dollar (6.0%):
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13+(b)	103,017
100,000	Barclays Bank plc, 6.05%, 12/4/17+(b)	86,717
100,000	Barclays Bank plc, 7.43%, 9/29/49+(a)(b)	67,000
100,000	Brazilian Government International Bond, 8.88%, 10/14/19+	122,500
100,000	British Telecom plc, 5.95%, 1/15/18+	90,124
300,000	Colombia Government International Bond, 7.38%, 1/27/17+	322,950
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	109,463
1,100,000	Federal Republic of Brazil, 5.88%, 1/15/19+	1,109,900
100,000	France Telecom SA, 2,828.75%, 3/1/11+	108,153
200,000	Indonesia Government International Bond, 11.63%, 3/4/19+(b)	253,250
1,000,000	Korea Development Bank, 8.00%, 1/23/14+	1,084,384
600,000	Leaseplan Corp. NV, 3.00%, 5/7/12+(b)	604,400
300,000	Panama Government International Bond, 7.25%, 3/15/15+	327,000
200,000	Petroleos Mexicanos, 8.00%, 5/3/19+(b)	217,000
100,000	Philippine Government International Bond, 8.38%, 6/17/19+	115,000
300,000	Philippine Government International Bond, 7.75%, 1/14/31+	312,000
200,000	Rabobank Nederland NV, 11.00%, 12/29/49, Callable 6/30/2019 @ 100+(b)	222,500
100,000	Royal Bank of Scotland Group plc, 6.99%, 10/29/49+(b)	49,000

Shares or
Principal		Fair
Amount		Value
300,000	Societe Financement de l’Economie Francaise, 3.38%, 5/5/14+(b)	$300,627
200,000	South Africa Government International Bond, 6.88%, 5/27/19+	205,500
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	93,126
700,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN+	707,000

Total Yankee Dollar (Cost $6,500,630)		6,610,611

Preferred Stocks (0.1%):
200	Wells Fargo & Co., Series L, Class A+	156,994

Total Preferred Stocks (Cost $129,860)		156,994

Municipal Bonds (0.3%):
300,000	Metropolitan Transportation Authority New York Dedicated Tax Fund, 7.34%, 11/15/39, AMT+	353,583

Total Municipal Bonds (Cost $300,000)		353,583

U.S. Government Agencies (6.6%):
Federal Home Loan Bank (0.4%)
$500,000	0.12%, 8/3/09(b) +	499,949

Federal Home Loan Mortgage Corporation (6.2%)
500,000	0.93%, 5/4/11(a)+	501,014
100,000	0.94%, 8/5/11, MTN(a)+	99,974
100,000	5.00%, 4/18/17+	109,169
4,000,000	5.50%, 8/23/17+	4,499,248
1,700,000	3.75%, 3/27/19+	1,670,495

		6,879,900

Total U.S. Government Agencies (Cost $7,348,272)		7,379,849

U.S. Government Agency Mortgages (27.5%):
Federal Home Loan Mortgage Corporation (1.1%)
200,000	5.25%, 7/10/15+	200,222
1,000,000	6.00%, 7/13/39, TBA	1,043,438

		1,243,660

Federal National Mortgage Association (20.7%)
2,553,292	5.50%, 11/1/32, Pool #AA1309+	2,651,808
238,215	5.50%, 2/1/37, Pool #909618+	246,252
398,309	5.00%, 3/1/37+	406,198
448,671	6.00%, 5/1/37, Pool #888429+	469,992

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association (20.7%), continued

$831,220	6.00%, 9/1/37, Pool #944781+	869,939
712,810	6.00%, 10/1/37, Pool #953516+	746,014
1,362,125	5.00%, 2/1/38, Pool #995047+	1,391,656
403,742	5.50%, 2/1/38, Pool #995021+	417,617
610,500	5.50%, 2/1/38, Pool #961589+	631,064
146,324	6.00%, 2/1/38, Pool #977179+	153,505
87,773	5.50%, 3/1/38, Pool #969721+	90,730
639,030	5.50%, 4/1/38, Pool #962641+	660,555
7,385,854	6.00%, 5/1/38, Pool #889579+	7,727,597
242,437	5.50%, 6/1/38, Pool #889996+	250,616
460,361	5.50%, 7/1/38, Pool #986245+	475,868
161,611	5.50%, 9/1/38, Pool #889995+	167,064
426,498	5.50%, 9/1/38, Pool #987818+	440,864
140,966	6.00%, 9/1/38, Pool #990740+	147,502
897,830	6.00%, 9/1/38, Pool #987886+	939,462
2,000,000	5.00%, 7/13/39, Pool #21431 TBA	2,036,250
2,000,000	6.00%, 7/13/39, TBA	2,090,000

		23,010,553

Government National Mortgage Association (5.6%)
329,656	6.00%, 2/15/37, Pool #663819+	343,860
344,998	6.00%, 5/15/37+	359,809
1,000,000	6.00%, 1/15/38, Pool #676665+	1,042,929
456,155	6.00%, 5/15/38, Pool #681341+	475,738
462,185	6.00%, 6/15/38, Pool #675493+	482,027
766,723	6.00%, 7/15/38, Pool #782369+	798,286
808,452	6.00%, 7/15/38, Pool #687727+	843,158
793,847	6.00%, 9/15/38, Pool #699104+	827,927
18,929	6.00%, 9/15/38, Pool #689875+	19,741
497,412	6.00%, 12/15/38, Pool #668679+	518,766
443,517	6.00%, 12/15/38, Pool #706464+	462,557

		6,174,798

United Mexican States (0.1%)
40,000	5.63%, 1/15/17+	40,440
40,000	8.30%, 8/15/31+	47,700
20,000	6.75%, 9/27/34+	20,170

		108,310

Total U.S. Government Agency Mortgages (Cost $30,140,454)		30,537,321

U.S. Treasury Obligations (1.1%):
U.S. Treasury Inflation Index Bond (0.3%)
100,000	2.00%, 1/15/26+	105,188
200,000	2.50%, 1/15/29+	211,055

		316,243

U.S. Treasury Inflation Index Notes (0.8%)
400,000	2.00%, 1/15/14+	472,155
100,000	1.63%, 1/15/15+	111,152
300,000	2.38%, 1/15/17+	330,999

		$914,306

U.S. Treasury Notes (0.0%)
13,000	0.88%, 4/30/11+	12,962
11,000	0.88%, 5/31/11+	10,961

		23,923

Total U.S. Treasury Obligations (Cost $1,215,407)		1,254,472

Repurchase Agreements (4.3%):
2,300,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.06%, due 7/1/09, proceeds $2,300,004; fully collateralized by Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18, value at $2,357,796+	2,300,000

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Repurchase Agreements, continued

$2,500,000	J.P. Morgan Securities, Inc., Dated 6/30/09, Settle Date 7/1/09, 0.17%, due 7/2/09, proceeds $2,500,012; fully collateralized by FNMA, 5.00%, 7/1/34, value at $2,590,977	2,500,000

Total Repurchase Agreements (Cost $4,800,000)		4,800,000

Foreign Bonds (2.2%):
100,000	American International Group, Inc., 1.56%, 4/26/11, MTN+(a)	85,628
300,000	Barclays Bank plc, 14.00%, 12/15/49, Callable 6/15/19 @ 100+	561,359
300,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100+	280,099
100,000	Lloyds TSB Bank pc, Series E, 1.42%, 6/9/11, MTN(a)	139,667

Shares or
Principal		Fair
Amount		Value
1,440,000	Russian Federation, 7.50%, 3/31/30+	$1,417,680

Total Foreign Bonds (Cost $2,324,969)		2,484,433

Investment Company (2.4%):
2,670,978	Dreyfus Treasury Prime Cash Management, 0.09%(c)	2,670,978

Total Investment Company (Cost $2,670,978)		2,670,978

Purchased Call Options (0.2%):
310	1-Year Interest Rate SWAP, Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25 Exp. 7/7/09+	164,718

Total Purchased Call Options (Cost $30,923)		164,718

Total Investment Securities (Cost $110,426,473)(d) — 106.3%		118,216,713
Net other assets (liabilities) — (6.3)%		(7,030,781)

Net Assets — 100.0%		$111,185,932

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral. The fair value of these securities is $50,340,058.

ADR—American Depository Receipt

LIBOR—Represents the London InterBank Offered Rate

LLC—Limited Liability Co.

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

AMT—Alternative Minimum Tax. Represents 0.3% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based or procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at June 30, 2009.

(d)	Cost for federal income tax purposes is $113,126,484. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,372,991
Unrealized depreciation	(5,282,762)

Net unrealized appreciation	$5,090,229

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	70.4%
Hong Kong	7.0%
United Kingdom	5.5%
South Korea	2.7%
Japan	1.6%
Netherlands	1.5%
Germany	1.5%
Russia	1.2%
France	1.2%
Brazil	1.1%
Switzerland	1.0%
Spain	1.0%
Mexico	0.7%
Luxembourg	0.6%
Canada	0.6%
Philippines	0.4%
Italy	0.4%
Panama	0.3%
Ireland	0.3%
Colombia	0.3%
South Africa	0.2%
Puerto Rico	0.2%
Indonesia	0.2%
Australia	0.1%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 124,102 Brazilian Real in exchange for U.S. Dollars	8/4/09	$62,744	$62,916	$172
Receive 761,369 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	118,000	111,478	(6,522)
Receive 752,344 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	108,511	110,274	1,763
Receive 24,278 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	3,600	3,582	(18)
Receive 2,976,510 Chinese Renminbi in exchange for U.S. Dollars	6/7/10	442,000	440,131	(1,869)
Receive 99,661 European Euro in exchange for U.S. Dollars	7/2/09	139,774	139,794	20
Receive 437,000 British Sterling in exchange for U.S. Dollars	7/2/09	721,975	718,868	(3,107)
Receive 8,000 British Sterling in exchange for U.S. Dollars	7/2/09	13,156	13,160	4
Receive 7,000 British Sterling in exchange for U.S. Dollars	8/6/09	11,595	11,515	(80)
Receive 1,469,670 Philippine Peso in exchange for U.S. Dollars	8/6/09	30,586	30,438	(148)
Receive 83,585 Singapore Dollars in exchange for U.S. Dollars	7/30/09	56,258	57,709	1,451

				$(8,334)

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Deliver 21,467 Brazilian Real in exchange for U.S. Dollars	8/4/09	$9,791	$10,883	$(1,092)
Deliver 761,369 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	110,033	111,478	(1,445)
Deliver 532,175 European Euro in exchange for U.S. Dollars	7/27/09	743,238	746,482	(3,244)
Deliver 7,000 British Sterling in exchange for U.S. Dollars	7/1/09	11,596	11,516	80
Deliver 437,000 British Sterling in exchange for U.S. Dollars	7/2/09	701,655	718,868	(17,213)
Deliver 445,000 British Sterling in exchange for U.S. Dollars	8/6/09	735,106	731,995	3,111
Deliver 432,886 Mexican Nuevo Peso in exchange for U.S. Dollars	11/27/09	31,665	32,181	(516)
Deliver 1,469,670 Philippine Peso in exchange for U.S. Dollars	8/6/09	30,116	30,438	(322)
Deliver 83,585 Singapore Dollars in exchange for U.S. Dollars	7/30/09	55,760	57,709	(1,949)

				$(22,590)

Futures Contracts

As of June 30, 2009 the Fund’s open future contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	7	$9,358
90-Day Euribor September Futures	Long	9/10	14	2,899
Euro Bobl September Futures	Long	9/09	6	8,108
Euro Bund September Futures	Long	9/09	4	12,032
90-Day British Sterling Pound June Futures	Long	6/10	10	(2,686)
90-Day British Sterling Pound December Futures	Long	12/09	7	29,196
90-Day Eurodollar March Futures	Long	3/10	24	387
90-Day Eurodollar June Futures	Long	6/10	7	(1,963)
90-Day Eurodollar December Futures	Long	12/09	23	18,625
90-Day Eurodollar December Futures	Long	12/10	24	(12,400)
U.S. Treasury 5-Year Note September Futures	Long	9/09	11	(21,484)

				$42,072

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Interest Rate Swaps at June 30, 2009:

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/09	$100,000	$719
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	14,439
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85	1/2/12	500,000	19,792
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00	6/17/14	600,000	(16,244)
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	14,366
Barclays Bank PLC	3-Month USD LIBOR	Pay	3.10	5/27/16	600,000	(9,253)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00	12/16/19	3,200,000	55,567
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00	12/16/19	400,000	10,820
Goldman Sachs Group	6-Month EUR EURIBOR	Pay	4.50	3/18/24	500,000	70,702
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	600,000	50,478
Deutsche Bank Group	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	11,677
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	536,000	50,383
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	200,000	29,314
Barclays Bank PLC	3-Month USD LIBOR	Pay	3.50	6/24/16	200,000	1,323
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	200,000	23,025
Citibank	3-Month USD LIBOR	Pay	4.00	6/17/14	100,000	(1,410)
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	3.00	12/16/10	3,400,000	7,704
Credit Suisse International	3-Month USD LIBOR	Pay	3.00	12/16/10	6,200,000	14,337
Barclays Bank PLC	MXIB TIIE Index	Pay	8.66	1/31/19	6,300,000	(17,100)

						$330,639

Credit Default Swaps agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues:

			(Pay)/Receive				Unrealized	Implied
	Refernce	Buy/Sell	Fixed	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Equity	Protection(1)	Rate	Date	Amount(2)	Value(4)	(Depreciation)	Spread(3)

Goldman Sachs	RRI Energy Inc	Sell	5.00%	6/20/14	$100,000	$(13,976)	$1,871	9.46%
Barclays Bank	Sungard Data	Sell	5.00	9/20/14	100,000	(11,971)	(2,126)	8.40
Deutsche Bank Group	CIT Group Inc	Sell	5.00	9/20/14	100,000	(29,204)	1,905	15.77
Credit Suisse	El Paso Corp.	Sell	5.00	9/20/14	100,000	(7,179)	404	6.88
Credit Suisse	El Paso Corp.	Sell	5.00	9/20/14	100,000	(7,179)	335	6.88
Morgan Stanley	British Telecom PLC	Buy	(1.36)	3/20/18	100,000	2,825	2,791	1.77
Barclays Bank	Fosters Financial Corp	Buy	(2.14)	12/20/14	200,000	(14,033)	(14,164)	0.75

					$800,000	$(80,717)	$(8,984)

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Credit Default Swaps on Credit Indices:

			(Pay)/Receive				Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Market	Appreciation/
Counterparty	Refernce Equity	Protection(1)	Rate	Date	Amount(2)	Value(4)	(Depreciation)

Deutsche Bank Group	CDX IG11 Future	Sell	1.50%	12/20/13	$4,000,000	$(29,912)	$30,981
Deutsche Bank Group	CDX IG9 Future	Sell	1.29	12/20/12	200,000	2,975	3,054
Goldman Sachs	CDX IG7 Future	Sell	0.65	12/20/16	97,200	(5,664)	2,053
Credit Suisse	Market ABX.HE.AA Index	Sell	0.15	8/25/37	100,000	(97,000)	(27,000)
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	440,000	(61,404)	(44,800)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	307,940	(42,323)	(35,734)
Goldman Sachs	CDX HY-11 Future	Sell	5.00	12/20/13	534,000	(78,447)	23,162

					$5,679,140	$(311,775)	$(48,284)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Written Swap Options outstanding on June 30, 2009:

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value

Call – OTC 5-Year Interest Rate Swap	BNP Paribas	Rec – 3-month USD-LIBOR	3.42%	11/23/09	(100)	$(19,093)	$(24,311)
Put – OTC 5-Year Interest Rate Swap	BNP Paribas	Rec – 3-month USD-LIBOR	3.42	11/23/09	(100)	(21,072)	(18,199)

						$(40,165)	$(42,510)

Written options outstanding on June 30, 2009:

	Exercise	Expiration	Number of		Fair
Security Description	Price	Date	Contracts	Premium	Value
Put – IMM Eurodollar Time Deposit September Future	$99	9/14/09	(3)	$(930)	$(131)
Put – IMM Eurodollar Time Deposit September Future	99	9/14/09	(7)	(1,570)	(350)
Put – CBOT U.S. 10YR Treasury Note September Future	112	8/24/09	(2)	(776)	(906)
Call – CBOT U.S. 10YR Treasury Note September Future	120	8/24/09	(2)	(870)	(844)

				$(4,146)	$(2,231)

12

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Securities Sold Short (-6.4)%

	Coupon	Expiration	Number of		Fair	Unrealized
Security Description	Rate	Date	Contracts	Premium	Value	Gain/Loss
Federal National Mortgage Association – July TBA	6.00%	7/13/39	(6,300,000)	$(6,550,609)	$(6,583,500)	$(32,891)
Federal National Mortgage Association – July TBA	5.50	7/13/39	(500,000)	(510,655)	(516,094)	(5,439)

				$(7,061,264)	$(7,099,594)	$(38,330)

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
TargetPLUS
Balanced Fund

Assets:
Investment securities, at cost	$105,626,473

Investment securities, at value	$113,416,713
Repurchase agreements, at value/cost	4,800,000
Segregated cash for collateral	184,400
Interest and dividends receivable	570,127
Foreign currency, at value (cost $227,121)	235,278
Unrealized appreciation on interest rate swaps	374,646
Unrealized appreciation on credit default swaps	66,556
Swap premiums paid	221,384
Receivable for capital shares issued	853
Receivable for investments sold	7,533,634
Unrealized appreciation for foreign currency contracts	6,601
Prepaid expenses	463

Total Assets	127,410,655

Liabilities:
Unrealized depreciation on foreign currency contracts	37,525
Unrealized depreciation on interest rate swaps	44,007
Unrealized depreciation on credit default swaps	123,824
Swap premiums received	425,849
Written options (Premiums received $44,311)	44,741
Payable for investments purchased	8,280,360
Payable for capital shares redeemed	68,105
Securities sold short (Premiums received $7,061,264)	7,099,594
Payable for variation margin on futures contracts	10,655
Manager fees payable	41,744
Administration fees payable	4,011
Distribution fees payable	22,540
Administrative and compliance services fees payable	3,264
Trustee fees payable	201
Other accrued liabilities	18,303

Total Liabilities	16,224,723

Net Assets	$111,185,932

Net Assets Consist of:
Capital	$111,316,829
Accumulated net investment income/(loss)	1,819,862
Accumulated net realized gains/(losses) from investment transactions	(10,026,595)
Net unrealized appreciation/(depreciation) on investments	8,075,836

Net Assets	$111,185,932

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,320,230
Net Asset Value (offering and redemption price per share)	$7.76

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
TargetPLUS
Balanced Fund

Investment Income:
Interest	$822,112
Dividends	577,637

Total Investment Income	1,399,749

Expenses:
Manager fees	215,890
Administration fees	19,946
Distribution fees	103,793
Custodian fees	32,934
Administrative and compliance service fees	3,264
Trustees’ fees	4,945
Professional fees	6,246
Shareholder reports	6,815
Other expenses	13,895

Total expenses before reductions	407,728
Less expenses waived/reimbursed by the Manager	(38,604)

Net expenses	369,124

Net Investment Income/(Loss)	1,030,625

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(2,131,230)
Net realized gains/(losses) on swap agreements	(133,173)
Net realized gains/(losses) on futures transactions	(96,069)
Net realized (losses) on option transactions	(90,775)
Change in unrealized appreciation/(depreciation) on investments	8,875,725

Net Realized/Unrealized Gains/(Losses) on Investments	6,424,478

Change in Net Assets Resulting From Operations	$7,455,103

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS Balanced Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,030,625	$625,279
Net realized gains/(losses) on investment transactions	(2,451,247)	(7,359,865)
Change in unrealized appreciation/(depreciation) on investments	8,875,725	(806,315)

Change in net assets resulting from operations	7,455,103	(7,540,901)

Capital Transactions:
Proceeds from shares issued	66,640,672	49,972,877
Value of shares redeemed	(12,259,595)	(4,258,745)

Change in net assets resulting from capital transactions	54,381,077	45,714,132

Change in net assets	61,836,180	38,173,231
Net Assets:
Beginning of period	49,349,752	11,176,521

End of period	$111,185,932	$49,349,752

Accumulated net investment income/(loss)	$1,819,862	$789,237

Share Transactions:
Shares issued	9,464,005	5,872,096
Shares redeemed	(1,647,575)	(481,424)

Change in shares	7,816,430	5,390,672

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended	May 1, 2007 to
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$7.59	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.11	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	0.16	(2.56)	0.10

Total from Investment Activities	0.17	(2.45)	0.21

Dividends to Shareholders From:
Net Investment Income	—	—	(0.16)
Return of Capital	—	—	(0.01)

Total Dividends	—	—	(0.17)

Net Asset Value, End of Period	$7.76	$7.59	$10.04

Total Return(b)(c)	2.24%	(24.40)%	2.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$111,186	$49,350	$11,177
Net Investment Income/(Loss)(d)	2.48%	2.44%	2.59%
Expenses Before Reductions(d)(e)	0.98%	1.41%	1.30%
Expenses Net of Reductions(d)	0.89%	0.97%	0.89%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	N/A	1.00%	N/A
Portfolio Turnover Rate(c)	115.68%	173.92%	120.57%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

17

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Balanced Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales

The Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments, and the volume of the open positions relative to the Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	61
Futures Opened	357
Futures Closed	(281)

Outstanding at June 30, 2009	137

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

The writing or purchasing of options subjects the Fund to equity price risk related to stock options and interest rate risk on bond, time deposit, and interest rate options.

Transactions in options written during the period ended June 30, 2009, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(100)	$(28,200)
Options written	(548)	(66,191)
Options exercised	—	—
Options bought back	110	28,835
Options expired	324	21,245

Options outstanding at June 30, 2009	(214)	$(44,311)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the notional amount of the referenced debt obligation to the counterparty in exchange for the defaulted obligation, or the seller would be required to pay a net settlement amount to the counterparty equal to the notional amount of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund used credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve on party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms, including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying many credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swaps, equity price risk related to stock index, total return swaps, and interest rate risk related to interest rate swaps) and exposure to loss in excess of

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

the amount reflected in the Statement of Assets and Liabilities. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e, any unrealized appreciation) in the event of the default or bankruptcy of swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments.

The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements. As of June 30, 2009 the Fund has met the conditions under such agreements that give the counterparty the right to call for an early termination. To date the counterparty has not invoked these early termination provisions.

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Credit Contracts	Unrealized appreciation on credit default swaps	$66,556	Unrealized depreciation on credit default swaps	$123,824
Foreign Exchange Contracts	Variation margin on futures contracts and unrealized appreciation on foreign currency contracts	87,206	Variation margin on futures contracts and unrealized depreciation on foreign currency contracts	54,574
Interest Rate Contracts	Securities, at value**, variation margin on futures contracts and unrealized appreciation on interest rate swaps	539,364	Variation margin on futures contracts and unrealized depreciation on interest rate swaps	110,232

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements and foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Credit Contracts	Net realized gains (losses) on swap agreements/change in unrealized appreciation/(depreciation) on investments	$(518,423)	$456,708
Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and foreign currency transactions/change in net unrealized appreciation/(depreciation) on investments	(108,100)	(158,777)
Interest Rate Contracts	Net realized gains (losses) on investment securities, futures transactions, options transactions and swap agreements/change in unrealized appreciation/(depreciation) on investments	252,634	41,743

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”) First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to separate amended and restated subadvisory agreements between the Manager, First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense of the Fund is 0.89%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Balanced Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL TargetPLUS Balanced Fund	$19,255	$103,605	$38,604

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,974 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$200,361	$200,361
Common Stocks — Domestic	31,736,189	—	31,736,189
Common Stocks — Foreign(a)	13,306,997	12,353,136	25,660,133
Corporate Bonds	—	4,207,071	4,207,071
Yankee Dollar	—	6,610,611	6,610,611
Preferred Stock	156,994	—	156,994
Municipal Bonds	—	353,583	353,583
U.S. Government Agencies	—	7,379,849	7,379,849
U.S. Government Agency Mortgages	—	30,537,321	30,537,321
U.S. Treasury Obligations	—	1,254,472	1,254,472
Repurchase Agreements	—	4,800,000	4,800,000
Foreign Bonds	—	2,484,433	2,484,433
Securities Sold Short	—	(7,099,594)	(7,099,594)
Purchased Call Options	—	164,718	164,718
Investment Companies	2,670,978	—	2,670,978

Total Investment Securities	47,871,158	63,245,961	111,117,119

Other Financial Instruments*	42,072	242,447	284,519
Written Options	(2,231)	(42,510)	(44,741)

Total Investments	$47,910,999	$63,445,898	$111,356,897

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements, but excluding written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Balanced Fund	$96,243,449	$37,675,498

For the period ended June 30, 2009, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL TargetPLUS Balanced Fund	$58,858,710	$39,220,239

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $6,993,360 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long-Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Balanced Fund	$213,199	$54,004	$267,203	$(6,993,360)	$(859,843)	$(7,586,000)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

8. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Balanced Index Strategy Fund will acquire the assets and liabilities of the AZL TargetPLUS Balanced Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

28

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

29

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL TargetPLUSSM Equity Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Equity Fund	$1,000.00	$1,005.50	$3.93	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Equity Fund	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.9%
Airline	1.8
Auto Components	3.2
Automobiles	1.8
Biotechnology	2.6
Capital Markets	4.9
Chemicals	3.3
Commercial Banks	10.4
Commercial Services & Supplies	1.6
Containers & Packaging	0.5
Diversified Consumer Services	3.8
Diversified Financial Services	2.1
Diversified Telecommunication Services	3.0
Electric Utilities	1.9
Electronic Equipment & Instruments	0.5
Food & Staples Retailing	1.4
Food Products	1.1
Gas Utilities	3.1
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	3.4
Household Durables	1.0
Industrial Conglomerates	5.2
Insurance	1.8
IT Services	3.1
Life Sciences Tools & Services	0.9
Machinery	0.9
Media	2.2
Metals & Mining	5.9
Multi-Utilities	2.7
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	3.4
Paper & Forest Products	1.3
Pharmaceuticals	1.7
Real Estate Management & Development	6.1
Specialty Retail	3.0
Thrifts & Mortgage Finance	1.4
Tobacco	1.0
Transportation Infrastructure	2.2
Investment Company	0.6

Net Assets	100.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (0.9%):
6,951	American Science & Engineering, Inc.	$480,453
2,514	Axsys Technologies, Inc.*	134,851

		615,304

Airline (1.8%):
830,000	Cathay Pacific Airways, Ltd.	1,140,811

Auto Components (3.2%):
644,330	GKN plc	1,332,154
53,829	Superior Industries International, Inc.	758,989

		2,091,143

Automobiles (1.8%):
15,057	DaimlerChrysler AG	546,117
22,013	Honda Motor Co., Ltd., ADR	602,496

		1,148,613

Biotechnology (2.6%):
16,494	Amgen, Inc.*	873,193
21,519	Myriad Genetics, Inc.*	767,152
5,465	Myriad Pharmaceuticals, Inc.*	25,410

		1,665,755

Capital Markets (4.9%):
18,139	Credit Suisse Group, SP ADR	829,497
15,053	Deutsche Bank AG	918,233
19,354	Stifel Financial Corp.*	930,734
38,063	UBS AG*	464,749

		3,143,213

Chemicals (3.3%):
33,278	E.I. du Pont de Nemours & Co.	852,583
18,610	Eastman Chemical Co.	705,319
25,625	Sensient Technologies Corp.	578,356

		2,136,258

Commercial Banks (10.4%):
77,935	Allied Irish Banks plc, SP ADR	370,971
60,489	Banco Santander SA, SP ADR	731,917
48,499	Barclays plc, ADR	894,322
57,395	First Bancorp	226,710
16,558	First Financial Bankshares, Inc.	833,861
10,528	First Financial Corp.	332,474
53,545	FNB Corp.	331,443
15,254	Home Bancshares, Inc.	290,436
79,219	Huntington Bancshares, Inc.	331,135
25,207	KB Financial Group, Inc., ADR*	839,645
48,005	Lloyds TSB Group plc, SP ADR	228,984
61,473	Regions Financial Corp.	248,351
29,394	Royal Bank of Scotland Group plc, SP ADR*	375,361
20,313	SunTrust Banks, Inc.	334,149
44,739	Umpqua Holdings Corp.	347,175

		6,716,934

Commercial Services & Supplies (1.6%):
36,740	Navigant Consulting, Inc.*	474,681
48,905	R.R. Donnelley & Sons Co.	568,276

		1,042,957

Containers & Packaging (0.5%):
8,517	Rock-Tenn Co., Class A	325,009

Diversified Consumer Services (3.8%):
11,998	Apollo Group, Inc., Class A*	853,297
8,818	ITT Educational Services, Inc.*	887,620
3,253	Strayer Education, Inc.	709,512

		2,450,429

Diversified Financial Services (2.1%):
53,121	Bank of America Corp.	701,197
61,939	ING Groep NV, ADR	628,062

		1,329,259

Diversified Telecommunication Services (3.0%):
397,321	BT Group plc	665,078
33,847	Deutsche Telekom AG, ADR	399,395
20,777	Nippon Telegraph & Telephone Corp., ADR	422,812
35,457	Telecom Italia SPA, ADR	487,888

		1,975,173

Electric Utilities (1.9%):
51,765	Korea Electric Power Corp., ADR*	595,297
20,852	Pinnacle West Capital Corp.	628,688

		1,223,985

Electronic Equipment & Instruments (0.5%):
10,531	Hitachi, Ltd., SP ADR	326,145

Food & Staples Retailing (1.4%):
2,876	Nash Finch Co.	77,825
5,211	Spartan Stores, Inc.	64,668
16,266	Wal-Mart Stores, Inc.	787,925

		930,418

Food Products (1.1%):
21,946	Flowers Foods, Inc.	479,301
7,115	TreeHouse Foods, Inc.*	204,698

		683,999

Gas Utilities (3.1%):
18,507	Laclede Group, Inc. (The)	613,137
59,137	Piedmont Natural Gas Co., Inc.	1,425,793

		2,038,930

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Equipment & Supplies (1.1%):
4,388	Computer Programs & Systems, Inc.	$168,104
13,107	CryoLife, Inc.*	72,613
5,128	Greatbatch, Inc.*	115,944
13,456	STERIS Corp.	350,933

		707,594

Health Care Providers & Services (0.6%):
22,371	Gentiva Health Services, Inc.*	368,227

Hotels, Restaurants & Leisure (3.4%):
305,159	Ladbrokes plc	929,400
15,924	McDonald’s Corp.	915,471
6,681	Panera Bread Co., Class A*	333,114

		2,177,985

Household Durables (1.0%):
24,191	Sony Corp., SP ADR	625,579

Industrial Conglomerates (5.2%):
1,158,000	Citic Pacific, Ltd.	2,379,182
50,625	General Electric Co.	593,325
39,481	Textron, Inc.	381,386

		3,353,893

Insurance (1.8%):
105,986	AEGON NV	652,874
28,213	Axa, ADR	534,918

		1,187,792

IT Services (3.1%):
813,374	Logica plc	1,059,264
21,782	ManTech International Corp., Class A*	937,497

		1,996,761

Life Sciences Tools & Services (0.9%):
31,564	Luminex Corp.*	585,197

Machinery (0.9%):
43,910	Briggs & Stratton Corp.	585,759

Media (2.2%):
1,671,229	ITV plc	964,526
84,789	New York Times Co., Class A	467,187

		1,431,713

Metals & Mining (5.9%):
78,210	Alcoa, Inc.	807,909
19,302	ArcelorMittal, Class A	638,510
30,837	Compass Minerals International, Inc.	1,693,260
8,281	POSCO, ADR	684,590

		3,824,269

Multi-Utilities (2.7%):
51,963	NiSource, Inc.	605,888
18,106	SCANA Corp.	587,902
19,055	Veolia Environnement, ADR	562,885

		1,756,675

Multiline Retail (2.8%):
21,181	Dollar Tree, Inc.*	891,720
31,915	Family Dollar Stores, Inc.	903,195

		1,794,915

Oil, Gas & Consumable Fuels (3.4%):
8,786	Clayton Williams Energy, Inc.*	165,792
27,864	Goodrich Petroleum Corp.*	685,176
20,715	Petro-Canada	795,870
25,220	Repsol YPF SA, ADR	563,919

		2,210,757

Paper & Forest Products (1.3%):
52,948	MeadWestvaco Corp.	868,877

Pharmaceuticals (1.7%):
51,003	Pfizer, Inc.	765,045
59,463	ViroPharma, Inc.*	352,616

		1,117,661

Real Estate Management & Development (6.1%):
1,119,000	New World Development Co., Ltd.	2,019,942
1,170,000	Sino Land Co., Ltd.	1,922,664

		3,942,606

Specialty Retail (3.0%):
8,477	AutoZone, Inc.*	1,280,960
10,033	Buckle, Inc. (The)	318,748
8,169	Tractor Supply Co.*	337,543

		1,937,251

Thrifts & Mortgage Finance (1.4%):
39,429	First Niagara Financial Group, Inc.	450,279
36,788	Washington Federal, Inc.	478,244

		928,523

Tobacco (1.0%):
18,851	Universal Corp.	624,157

Transportation Infrastructure (2.2%):
1,297,000	Cosco Pacific, Ltd.	1,455,622

Total Common Stocks (Cost $69,655,591)		64,466,148

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Investment Company (0.6%):
341,104	Dreyfus Treasury Prime Cash Management, 0.09%(a)	$341,104

Total Investment Company (Cost $341,104)		341,104

Total Investment Securities (Cost $69,996,695)(b) — 100.2%		64,807,252
Net other assets (liabilities) — (0.2)%		(97,873)

Net Assets — 100.0%		$64,709,379

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $74,151,144. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,025,334
Unrealized depreciation	(15,369,226)

Net unrealized depreciation	$(9,343,892)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	55.3%
Hong Kong	13.8%
United Kingdom	9.4%
South Korea	3.3%
Japan	3.1%
Germany	2.9%
Netherlands	2.6%
Spain	2.0%
Switzerland	2.0%
France	1.7%
Canada	1.2%
Luxembourg	1.0%
Italy	0.8%
Ireland	0.6%
Puerto Rico	0.3%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
TargetPLUS
Equity Fund

Assets:
Investment securities, at cost	$69,996,695

Investment securities, at value	$64,807,252
Dividend income	106,429
Foreign currency, at value (cost $12,983)	12,984
Prepaid expenses	650

Total Assets	64,927,315

Liabilities:
Payable for capital shares redeemed	145,473
Manager fees payable	23,142
Administration fees payable	2,612
Distribution fees payable	13,677
Administrative and compliance services fees payable	2,759
Trustee fees payable	116
Other accrued liabilities	30,157

Total Liabilities	217,936

Net Assets	$64,709,379

Net Assets Consist of:
Capital	$114,146,402
Accumulated net investment income/(loss)	2,615,516
Accumulated net realized gains/(losses) from investment transactions	(46,863,101)
Net unrealized appreciation/(depreciation) on investments	(5,189,438)

Net Assets	$64,709,379

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,838,890
Net Asset Value (offering and redemption price per share)	$5.47

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
TargetPLUS
Equity Fund

Investment Income:
Dividends	$760,871

Total Investment Income	760,871

Expenses:
Manager fees	172,680
Administration fees	14,069
Distribution fees	71,949
Custodian fees	14,736
Administrative and compliance service fees	2,759
Trustees’ fees	4,685
Professional fees	4,167
Shareholder reports	6,525
Other expenses	16,747

Total expenses before reductions	308,317
Less expenses waived/reimbursed by the Manager	(81,008)

Net expenses	227,309

Net Investment Income/(Loss)	533,562

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(590,371)
Change in unrealized appreciation/(depreciation) on investments	1,586,625

Net Realized/Unrealized Gains/(Losses) on Investments	996,254

Change in Net Assets Resulting From Operations	$1,529,816

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS Equity Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$533,562	$2,098,389
Net realized gains/(losses) on investment transactions	(590,371)	(44,246,438)
Change in unrealized appreciation/(depreciation) on investments	1,586,625	(6,693,121)

Change in net assets resulting from operations	1,529,816	(48,841,170)

Dividends to Shareholders:
From net investment income	—	(13,075)

Change in net assets resulting from dividends to shareholders	—	(13,075)

Capital Transactions:
Proceeds from shares issued	11,403,884	45,694,043
Proceeds from dividends reinvested	—	13,075
Value of shares redeemed	(4,969,672)	(26,174,269)

Change in net assets resulting from capital transactions	6,434,212	19,532,849

Change in net assets	7,964,028	(29,321,396)
Net Assets:
Beginning of period	56,745,351	86,066,747

End of period	$64,709,379	$56,745,351

Accumulated net investment income/(loss)	$2,615,516	$2,081,954

Share Transactions:
Shares issued	2,390,905	5,480,400
Dividends reinvested	—	1,612
Shares redeemed	(977,620)	(3,200,050)

Change in shares	1,413,285	2,281,962

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	Year Ended		December 27, 2006 to
	Ended	December 31,		December 31,
	June 30, 2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$5.44	$10.57	$9.92	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.20	0.08	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	0.01	(5.33)	0.67	(0.08)

Total from Investment Activities	0.03	(5.13)	0.75	(0.08)

Dividends to Shareholders From:
Net Investment Income	—	— (b)	(0.08)	—
Net Realized Gains	—	—	(0.02)	—

Total Dividends	—	— (b)	(0.10)	—

Net Asset Value, End of Period	$5.47	$5.44	$10.57	$9.92

Total Return(c)(d)	0.55%	(48.53)%	7.60%	(0.80)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$64,709	$56,745	$86,067	$248
Net Investment Income/(Loss)(e)	1.85%	2.69%	1.54%	2.98%
Expenses Before Reductions(e)(f)	1.07%	1.10%	1.14%	0.97%
Expenses Net of Reductions(e)	0.79%	0.78%	0.79%	0.79%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	N/A	0.80%	N/A	N/A
Portfolio Turnover Rate(d)	1.76%	74.96%	154.12%	0.00%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Equity Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The volume of foreign currency exchange contracts will generally be representative of the volume of security trades throughout the reporting period that were denominated in foreign currencies.

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/change in net unrealized appreciation/ depreciation on investments	$(10,973)	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to an amended and restated subadvisory agreement between the Manager and First Trust Advisors L.P. (“First Trust”), First Trust provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.79%.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL TargetPLUS Equity Fund	0.60%	0.79%

*	The Manager is voluntarily reducing the management fee to 0.45%. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires
	12/31/2009	12/31/2010	12/31/2011	12/31/2012
AZL TargetPLUS Equity Fund	$1	$89,552	$119,407	$37,832

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,546 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$35,649,758	$—	$35,649,758
Common Stocks — Foreign(a)	14,947,747	13,868,643	28,816,390
Investment Companies	341,104	—	341,104

Total Investment Securities	$50,938,609	$13,868,643	$64,807,252

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Equity Fund	$9,811,303	$999,575

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL TargetPLUS Equity Fund	$4,081,105

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $38,059,667 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL TargetPLUS Equity Fund	$13,075	$—	$13,075

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Equity Fund	$2,085,965	$2,085,965	$(42,140,772)	$(10,912,032)	$(50,966,839)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL S&P 500 Index Fund will acquire the assets and liabilities of the AZL First Trust Target Double Play Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and AZL TargetPLUS Equity Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL TargetPLUSSM Growth Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Growth Fund	$1,000.00	$1,024.90	$4.47	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Growth Fund	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Asset Backed Securities	0.1%
Aerospace & Defense	0.7
Airline	1.4
Auto Components	2.5
Automobiles	1.4
Biotechnology	2.0
Capital Markets	3.8
Chemicals	2.6
Commercial Banks	8.1
Commercial Services & Supplies	1.3
Containers & Packaging	0.4
Diversified Consumer Services	3.0
Diversified Financial Services	1.6
Diversified Telecommunication Services	2.4
Electric Utilities	1.5
Electronic Equipment, Instruments & Components	0.4
Food & Staples Retailing	1.1
Food Products	0.8
Gas Utilities	2.5
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	0.4
Health Care Technology	0.2
Hotels, Restaurants & Leisure	2.6
Household Durables	0.8
Industrial Conglomerates	4.1
Insurance	1.4
IT Services	2.4
Life Sciences Tools & Services	0.7
Machinery	0.7
Media	1.7
Metals & Mining	4.6
Multi-Utilities	2.1
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	2.7
Paper & Forest Products	1.1
Pharmaceuticals	1.4
Real Estate Management & Development	4.8
Specialty Retail	2.4
Thrifts & Mortgage Finance	1.1
Tobacco	0.8
Transportation Infrastructure	1.8
Preferred Stocks	0.1
Corporate Bonds	3.1
Foreign Bonds	0.8
Yankee Dollar	3.4
Municipal Bonds	0.3
U.S. Government Agencies	1.5

2

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

Percent of
Investments	net assets*
U.S. Government Agency Mortgages	11.9
U.S. Treasury Obligation	0.1
Purchase Call Options	0.0
Put Options Purchased	0.0
Repurchase Agreements	4.1
Investment Company	2.0

105.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

3

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.1%):
$98,222	SLM Student Loan Trust, Series 2008-9, Class A, 2.59%, 4/25/23(a)	$100,181

Total Asset Backed Securities (Cost $97,840)		100,181

Common Stocks (78.2%):
Aerospace & Defense (0.7%):
6,845	American Science & Engineering, Inc.	473,126
2,475	Axsys Technologies, Inc.*	132,759

		605,885

Airline (1.4%):
815,000	Cathay Pacific Airways, Ltd.	1,120,194

Auto Components (2.5%):
634,456	GKN plc	1,311,740
53,003	Superior Industries International, Inc.	747,342

		2,059,082

Automobiles (1.4%):
14,827	DaimlerChrysler AG	537,775
21,676	Honda Motor Co., Ltd., ADR	593,272

		1,131,047

Biotechnology (2.0%):
16,242	Amgen, Inc.*	859,851
21,191	Myriad Genetics, Inc.*	755,459
5,298	Myriad Pharmaceuticals, Inc.*	24,635

		1,639,945

Capital Markets (3.8%):
17,862	Credit Suisse Group, SP ADR	816,829
14,822	Deutsche Bank AG	904,142
19,055	Stifel Financial Corp.*	916,355
37,480	UBS AG*	457,631

		3,094,957

Chemicals (2.6%):
32,768	E.I. du Pont de Nemours & Co.	839,516
18,325	Eastman Chemical Co.	694,517
25,231	Sensient Technologies Corp.	569,464

		2,103,497

Commercial Banks (8.1%):
76,742	Allied Irish Banks plc, SP ADR	365,292
59,561	Banco Santander SA, SP ADR	720,688
47,755	Barclays plc, ADR	880,602
56,517	First Bancorp	223,242
16,304	First Financial Bankshares, Inc.	821,070
10,364	First Financial Corp.	327,295
52,726	FNB Corp.	326,374
15,020	Home Bancshares, Inc.	285,981
78,002	Huntington Bancshares, Inc.	326,048
24,821	KB Financial Group, Inc., ADR*	826,788

		Fair
Shares		Value
$47,271	Lloyds TSB Group plc, SP ADR	$225,483
60,529	Regions Financial Corp.	244,537
28,944	Royal Bank of Scotland Group plc, SP ADR*	369,615
20,003	SunTrust Banks, Inc.	329,049
44,054	Umpqua Holdings Corp.	341,859

		6,613,923

Commercial Services & Supplies (1.3%):
36,176	Navigant Consulting, Inc.*	467,394
48,154	R.R. Donnelley & Sons Co.	559,549

		1,026,943

Containers & Packaging (0.4%):
8,387	Rock-Tenn Co., Class A	320,048

Diversified Consumer Services (3.0%):
11,814	Apollo Group, Inc., Class A*	840,212
8,683	ITT Educational Services, Inc.*	874,031
3,203	Strayer Education, Inc.	698,606

		2,412,849

Diversified Financial Services (1.6%):
52,305	Bank of America Corp.	690,426
60,987	ING Groep NV, ADR	618,408

		1,308,834

Diversified Telecommunication Services (2.4%):
391,233	BT Group plc	654,887
33,327	Deutsche Telekom AG, ADR	393,258
20,459	Nippon Telegraph & Telephone Corp., ADR	416,341
34,913	Telecom Italia SPA, ADR	480,403

		1,944,889

Electric Utilities (1.5%):
50,973	Korea Electric Power Corp., ADR*	586,189
20,532	Pinnacle West Capital Corp.	619,040

		1,205,229

Electronic Equipment Instruments & Components (0.4%):
10,367	Hitachi, Ltd., SP ADR	321,066

Food & Staples Retailing (1.1%):
2,832	Nash Finch Co.	76,634
5,132	Spartan Stores, Inc.	63,688
16,016	Wal-Mart Stores, Inc.	775,815

		916,137

Food Products (0.8%):
21,611	Flowers Foods, Inc.	471,984
7,006	TreeHouse Foods, Inc.*	201,563

		673,547

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Gas Utilities (2.5%):
18,224	Laclede Group, Inc. (The)	$603,761
58,231	Piedmont Natural Gas Co., Inc.	1,403,950

		2,007,711

Health Care Equipment & Supplies (0.7%):
12,906	CryoLife, Inc.*	71,499
5,050	Greatbatch, Inc.*	114,181
13,249	STERIS Corp.	345,534

		531,214

Health Care Providers & Services (0.4%):
22,029	Gentiva Health Services, Inc.*	362,597

Health Care Technology (0.2%):
4,321	Computer Programs & Systems, Inc.	165,538

Hotels, Restaurants & Leisure (2.6%):
300,484	Ladbrokes plc	915,162
15,681	McDonald’s Corp.	901,501
6,577	Panera Bread Co., Class A*	327,929

		2,144,592

Household Durables (0.8%):
23,818	Sony Corp., SP ADR	615,933

Industrial Conglomerates (4.1%):
1,137,000	Citic Pacific, Ltd.	2,336,036
49,849	General Electric Co.	584,231
38,876	Textron, Inc.	375,542

		3,295,809

Insurance (1.4%):
104,362	AEGON NV	642,870
27,782	Axa, ADR	526,747

		1,169,617

IT Services (2.4%):
800,910	Logica plc	1,043,032
21,448	ManTech International Corp., Class A*	923,122

		1,966,154

Life Sciences Tools & Services (0.7%):
31,080	Luminex Corp.*	576,223

Machinery (0.7%):
43,236	Briggs & Stratton Corp.	576,768

Media (1.7%):
1,645,622	ITV plc	949,747
83,490	New York Times Co., Class A	460,030

		1,409,777

Metals & Mining (4.6%):
77,010	Alcoa, Inc.	795,513
19,004	ArcelorMittal, Class A	628,652
30,367	Compass Minerals International, Inc.	1,667,452
8,155	POSCO, ADR	674,174

		3,765,791

Multi-Utilities (2.1%):
51,166	NiSource, Inc.	596,596
17,830	SCANA Corp.	578,940
18,762	Veolia Environnement, ADR	554,229

		1,729,765

Multiline Retail (2.2%):
20,858	Dollar Tree, Inc.*	878,122
31,427	Family Dollar Stores, Inc.	889,384

		1,767,506

Oil, Gas & Consumable Fuels (2.7%):
8,653	Clayton Williams Energy, Inc.*	163,282
27,438	Goodrich Petroleum Corp.*	674,700
20,397	Petro-Canada	783,653
24,833	Repsol YPF SA, ADR	555,266

		2,176,901

Paper & Forest Products (1.1%):
52,136	MeadWestvaco Corp.	855,552

Pharmaceuticals (1.4%):
50,222	Pfizer, Inc.	753,330
58,552	ViroPharma, Inc.*	347,213

		1,100,543

Real Estate Management & Development (4.8%):
1,102,000	New World Development Co., Ltd.	1,989,255
1,154,000	Sino Land Co., Ltd.	1,896,371

		3,885,626

Specialty Retail (2.4%):
8,349	AutoZone, Inc.*	1,261,618
9,878	Buckle, Inc. (The)	313,824
8,044	Tractor Supply Co.*	332,378

		1,907,820

Thrifts & Mortgage Finance (1.1%):
38,826	First Niagara Financial Group, Inc.	443,393
36,224	Washington Federal, Inc.	470,912

		914,305

Tobacco (0.8%):
18,562	Universal Corp.	614,588

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued

Transportation Infrastructure (1.8%):
$1,276,000	Cosco Pacific, Ltd.	$1,432,054

Total Common Stocks (Cost $67,185,788)		63,470,456

Preferred Stocks (0.1%):
100	Wells Fargo & Co., Series L, Class A+	78,497

Total Preferred Stocks (Cost $59,855)		78,497

Corporate Bonds (3.1%):
Beverages (0.1%):
$100,000	Fosters Financial Corp., 4.88%, 10/1/14+(b)	91,581

Biotechnology (0.1%):
100,000	Amgen, Inc., 5.70%, 2/1/19+	105,501

Commercial Banks (0.3%):
100,000	Bank of America Corp., Series L, 0.99%, 6/22/12, MTN+(a)	101,388
100,000	Citigroup Funding, Inc., 2.04%, 5/7/10+(a)	97,935
20,000	Wells Fargo Co., 5.25%, 10/23/12+	20,703

		220,026

Commercial Services & Supplies (0.0%):
35,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	24,850

Diversified Consumer Services (0.3%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	99,297
20,000	General Electric Capital Corp., 5.25%, 10/19/12+	20,560
100,000	National Rural Utilities, 4.75%, 3/1/14+	102,902

		222,759

Diversified Financial Services (1.5%):
100,000	American International Group, Inc., 8.25%, 8/15/18(b)	58,851
25,000	Bear Stearns Co., Inc., 6.40%, 10/2/17+	25,044
	Citigroup Capital XXI, 8.30%, 12/21/57,
200,000	Callable 12/21/37 @ 100+	155,965
100,000	Citigroup, Inc., 6.13%, 11/21/17+	87,676
200,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	180,022
100,000	GMAC LLC, 7.25%, 3/2/11+	90,736

Principal		Fair
Amount		Value
$100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	$96,996
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	97,358
100,000	JPMorgan Chase & Co., Series 1, 7.88%, 4/29/49, Callable 4/30/18 @ 100+	87,510
200,000	Merrill Lynch & Co., Series E, 1.57%, 5/30/14, MTN(a)	224,024
100,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	99,691

		1,203,873

Diversified Telecommunication Services (0.1%):
100,000	AT&T, Inc., 6.30%, 1/15/38+	96,625

Electric Utilities (0.1%):
100,000	Southern Cal Edison, 5.00%, 1/15/14+	105,123

Electronic Equipment Instruments & Components (0.1%):
70,000	General Electric Co., 5.25%, 12/6/17+	68,743

Insurance (0.1%):
100,000	American International Group, 5.85%, 1/16/18, MTN+	52,905
100,000	American International Group, 8.18%, 5/15/58+(b)	28,529

		81,434

Media (0.1%):
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	103,360

Pharmaceuticals (0.1%):
100,000	Amgen, Inc., 5.85%, 6/1/17+	106,111

Tobacco (0.2%):
100,000	Altria Group, Inc., 9.25%, 8/6/19+	112,291

Total Corporate Bonds (Cost $2,557,555)		2,542,277

Foreign Bonds (0.8%):
100,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100	93,366
100,000	Indonesia Government International Bond, 6.88%, 1/17/18	95,250
480,000	Russian Federation, 7.50%, 3/31/30	472,560

Total Foreign Bonds (Cost $633,358)		661,176

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollar (3.4%):
$100,000	Barclays Bank plc, 1.07%, 8/10/09+(a)	$99,976
100,000	Barclays Bank plc, 7.43%, 9/29/49+(a)(b)	67,000
300,000	Brazilian Government International Bond, 8.88%, 10/14/19+	367,500
100,000	British Telecom plc, 5.95%, 1/15/18+	90,124
100,000	Colombia Government International Bond, 7.38%, 1/27/17+	107,650
200,000	ING Bank NV, 2.63%, 2/9/12+(b)	201,275
300,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN+(b)	307,882
100,000	Panama Government International Bond, 7.25%, 3/15/15+	109,000
25,000	Petrobras International Finance Co., 7.88%, 3/15/19+	27,250
100,000	Petroleos Mexicanos, 8.00%, 5/3/19+(b)	108,500
100,000	Philippine Government International Bond, 7.75%, 1/14/31+	104,000
100,000	Rabobank Nederland NV, 11.00%, 12/29/49, Callable 6/30/19 @ 100+(b)	111,250
200,000	Rogers Communications, 6.75%, 3/15/15+	211,845
400,000	Royal Bank of Scotland plc (The), 2.63%, 5/11/12+(b)	402,874
100,000	South Africa Government International Bond, 6.88%, 5/27/19+	102,750
40,000	United Mexican States, 5.63%, 1/15/17+	40,440
200,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN+	202,000
40,000	United Mexican States, 8.30%, 8/15/31+	47,700
20,000	United Mexican States, 6.75%, 9/27/34+	20,170

Total Yankee Dollar (Cost $2,685,727)		2,729,186

Municipal Bonds (0.3%):
California (0.1%):
100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37, Callable 7/1/17 @ 100 +	94,950

Illinois (0.2%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	106,957

Total Municipal Bonds (Cost $203,189)		201,907

U.S. Government Agencies (1.5%):
Federal Home Loan Mortgage Corporation (0.1%)
100,000	1.27%, 4/1/11(a)+	100,286
500,000	0.93%, 5/4/11(a)+	501,014
600,000	3.75%, 3/27/19+	589,586

Total U.S. Government Agencies (Cost $1,180,690)		1,190,886

U.S. Government Agency Mortgages (11.9%):
Federal Home Loan Mortgage Corporation (1.1%)
840,708	5.50%, 9/1/38, Pool #G04764 +	869,026

Federal National Mortgage Association (10.8%)
398,309	5.00%, 3/1/37+	406,198
563,132	5.00%, 4/1/37, Pool #915284+	574,285
460,221	6.00%, 7/1/37, Pool #944544+	481,659
425,446	5.50%, 8/1/37, Pool #995024+	441,196
381,598	5.00%, 10/1/37, Pool #888712+	389,156
478,523	5.50%, 1/1/38, Pool #968411+	494,668
403,742	5.50%, 2/1/38, Pool #995021+	417,617
382,195	6.00%, 2/1/38, Pool #971908+	399,917
1,641,301	6.00%, 5/1/38, Pool #889579+	1,717,244
385,255	5.50%, 9/1/38, Pool #889995+	398,254
2,000,000	5.00%, 7/13/39, Pool #21431 TBA	2,036,250
1,000,000	5.50%, 7/13/39, TBA	1,032,188

		8,788,632

Total U.S. Government Agency Mortgages (Cost $9,499,710)		9,657,658

U.S. Treasury Obligation (0.1%):
U.S. Treasury Inflation Index Notes (0.1%)
100,000	2.00%, 1/15/14 +	118,039

Total U.S. Treasury Obligation (Cost $102,582)		118,039

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Purchased Call Options (0.0%):
200	Federal National Mortgage Association 5.00% strike $110 Exp. 9/8/09(c)	$—

Total Purchased Call Options (cost $234)		—

Put Options Purchased (0.0%):
200	Federal National Mortgage Association 5.00% strike $85, Exp. 9/8/9(c)	—

Total Put Options Purchased (Cost $234)		—

Repurchase Agreements (4.1%):
400,000	Barclays Capital, Inc. Dated 6/30/09, Settle Date 7/1/09, 0.16%, due 7/2/09, proceeds $400,002; fully collateralized by Federal Home Loan Mortgage Corporation, 0.93%, 5/4/11, value at $400,831	400,000
300,000	J.P. Morgan Securities, Inc., Dated 6/30/09, Settle Date 7/1/09, 0.16%, due 7/2/09, proceeds $300,001; fully collateralized FNMA, Discount Note, 11/2/09, value at $304,378	300,000
800,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.06%, due 7/1/09, proceeds $800,001; fully collateralized by FNMA, 5.00%, 7/1/34, value at $828,169+	800,000
800,000	Bank of America NA, Dated 6/30/09, Settle Date 7/1/09, 0.16%, due 7/2/09, proceeds $800,004; fully collateralized by FNMA, 5.00%, 3/1/35, value at $827,336	800,000
1,000,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.05%, due 7/1/09, proceeds $1,000,001; fully collateralized by U.S. Treasury Bills, Discount Note, 9/24/09, value at $1,017,247+	1,000,000

Total Repurchase Agreements (Cost $3,300,000)		3,300,000

Investment Company (2.0%):
1,662,626	Dreyfus Treasury Prime Cash Management, 0.09%(d)	1,662,626

Total Investment Company (Cost $1,662,626)		1,662,626

Total Investment Securities (Cost $89,169,388)(e) — 105.6%		85,712,889
Net other assets (liabilities) — (5.6)%		(4,552,155)

Net Assets — 100.0%		$81,160,734

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $18,472,187.
ADR—American Depository Receipt
LLC—Limited Liability Co.
PLC—Public Liability Co.
SPA—Standby Purchase Agreement

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144(A), Section 4(2) or other security which is restricted to resale to institutional investor. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Rule 144(A), Section 4(2) or other security which is restricted to resale to institutional investor. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2009, these securities represent 0.0% of net assets of the Fund.

(d)	The rate presented represents the effective yield at June 30, 2009.

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

(e)	Cost for federal income tax purposes is $90,710,051. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,741,934
Unrealized depreciation	(11,739,096)

Net unrealized depreciation	$(4,997,162)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	62.8%
Hong Kong	10.6%
United Kingdom	7.8%
South Korea	2.5%
Japan	2.4%
Germany	2.2%
Netherlands	2.1%
Spain	1.5%
Switzerland	1.5%
France	1.3%
Canada	1.0%
Luxembourg	0.8%
Italy	0.6%
Russia	0.6%
Brazil	0.4%
Ireland	0.4%
Australia	0.4%
Mexico	0.3%
Puerto Rico	0.3%
Panama	0.1%
Colombia	0.1%
Philippines	0.1%
South Africa	0.1%
Indonesia	0.1%
Cayman Islands	0.0%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 39,741 Brazilian Real in exchange for U.S. Dollars	8/4/09	$20,060	$20,147	$87
Receive 84,000 British Sterling Pounds in exchange for U.S. Dollars	7/2/09	138,802	138,181	(621)
Receive 769,540 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	118,367	112,675	(5,692)
Receive 774,295 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	111,472	113,492	2,020
Receive 808,045 Chinese Renminbi in exchange for U.S. Dollars	6/7/10	120,000	119,483	(517)
Receive 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,412	23,324	(88)
Receive 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	84,493	86,542	2,049

				$(2,762)

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Deliver 12,108 Brazilian Real in exchange for U.S. Dollars	8/4/09	$5,522	$6,138	$(616)
Deliver 84,000 British Sterling Pounds in exchange for U.S. Dollars	7/2/09	130,355	138,181	(7,826)
Deliver 84,000 British Sterling Pounds in exchange for U.S. Dollars	8/6/09	138,797	138,174	623
Deliver 769,540 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	111,000	112,675	(1,675)
Deliver 77,491 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	11,394	11,358	36
Deliver 33,720 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	5,000	4,975	25
Deliver 218,562 European Euro in exchange for U.S. Dollars	7/27/09	304,840	306,578	(1,738)
Deliver 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,078	23,324	(246)
Deliver 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	83,620	86,542	(2,922)

				$(14,339)

Futures Contracts

As of June 30, 2009 the Fund’s open future contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	2	$2,674
90-Day Euribor September Futures	Long	9/10	3	515
Euro Bund September Futures	Long	9/09	4	6,016
90-Day British Sterling Pound June Futures	Long	6/10	2	(168)
90-Day British Sterling Pound September Futures	Long	9/10	3	(643)
90-Day British Sterling Pound December Futures	Long	12/10	1	816
90-Day Eurodollar December Futures	Long	12/09	3	19,006
90-Day Eurodollar March Futures	Long	3/10	14	(1,625)
90-Day Eurodollar June Futures	Long	6/10	2	(725)
90-Day Eurodollar December Futures	Long	9/09	2	475
90-Day Eurodollar December Futures	Long	12/10	14	(5,187)

				$21,154

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Interest Rate Swaps at June 30, 2009:

		Pay/Receive	Fixed	Expiration	Notional	Appreciation /
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Depreciation

Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/09	$100,000	$719
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	300,000	6,119
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	14,439
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85	1/2/12	100,000	3,959
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	14,366
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00	12/16/19	400,000	6,796
Goldman Sachs Group	6-Month EUR EURIBOR	Pay	4.50	3/18/24	200,000	28,281
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	700,000	58,891
Deutsche Bank Group	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	11,677
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	14,657
Barclays Bank PLC	3-Month USD LIBOR	Pay	3.50	6/24/16	100,000	662
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	11,513
Credit Suisse	3-Month USD LIBOR	Pay	3.00	12/16/10	3,000,000	6,937

						$179,016

Credit Default Swaps on Corporate and Sovereign Issues

			(Pay)/Receive				Unrealized	Implied
		Buy/Sell	Fixed	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Reference Entity	Protection(1)	Rate	Date	Amount(2)	Value	(Depreciation)	Spread(3)

Credit Suisse	El Paso Corp.	Sell	5.00%	9/20/14	$100,000	$(7,179)	$335	6.88%
Morgan Stanley	British Telecom PLC	Buy	1.46	3/20/18	100,000	2,825	2,791	1.77
Barclays Bank	UBS AG	Buy	2.35	3/20/14	100,000	(6,868)	(6,969)	1.22
Barclays Bank	Gazprom SP	Sell	0.83	6/20/17	75,000	(16,343)	(16,324)	4.66
Deutsche Bank Group	Fosters Financial Corporation	Buy	2.14	6/20/17	100,000	(7,017)	(7,082)	0.75

					$475,000	$(34,582)	$(27,249)

Credit Default Swaps on Credit Indices

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)

Deutsche Bank Group	CDX IG11 Future	Sell	1.50%	12/20/13	$1,800,000	$(13,460)	$15,319
Deutsche Bank Group	CDX EM10 Future	Sell	3.35	12/20/13	900,000	(43,818)	55,207
Deutsche Bank Group	CDX IG9 Future	Sell	1.29	12/20/12	100,000	1,488	1,527
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5.00	6/20/13	178,000	(20,284)	(7,895)
Morgan Stanley	CDX IG9 Future	Sell	1.34	12/20/12	300,000	4,970	5,093
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	440,000	(61,404)	(25,773)
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/13	180,000	(20,512)	(8,437)
Credit Suisse	CDX Hy-10 Future	Sell	5.00	6/20/13	178,000	(20,284)	(8,412)
Deutsche Bank Group	CDX IG12 Future	Buy	1.00	6/20/14	200,000	2,885	(3,755)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	427,200	(58,713)	(45,351)

					$4,703,200	$(229,132)	$(22,477)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Written Swap Options outstanding on June 30, 2009:

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value

Put – OTC 7-Year Interest Rate Swap	Barclays	Rec – 3-month USD-LIBOR	4.90%	7/6/09	(60)	$(240)	$—

Securities Sold Short (-3.0)%

	Coupon	Expiration	Number of			Unrealized
Security Description	Rate	Date	Contracts	Premium	Fair Value	Gain/Loss
Federal National Mortgage Association – July TBA	5.50%	7/13/39	(300,000)	$(309,828)	$(309,656)	$172
Federal National Mortgage Association – July TBA	6.00	7/13/39	(2,000,000)	(2,076,250)	(2,090,000)	(13,750)

				$(2,386,078)	$(2,399,656)	$(13,578)

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
TargetPLUS
Growth Fund

Assets:
Investment securities, at cost	$85,869,388

Investment securities, at value	$82,412,889
Repurchase agreements, at value/cost	3,300,000
Segregated cash for collateral	122,300
Interest and dividends receivable	229,585
Foreign currency, at value (cost $98,478)	102,789
Unrealized appreciation on interest rate swaps	179,016
Unrealized appreciation on credit default swaps	80,272
Swap premiums paid	47,266
Receivable for investments sold	3,457,688
Unrealized appreciation on foreign currency contracts	4,840
Prepaid expenses	737

Total Assets	89,937,382

Liabilities:
Unrealized depreciation on foreign currency contracts	21,941
Unrealized depreciation on credit default swaps	129,998
Swap premiums received	255,066
Payable for investments purchased	5,848,686
Payable for capital shares redeemed	33,124
Securities sold short (Premiums received $2,386,078)	2,399,656
Written options (Premiums received $240)	—
Payable for variation margin on futures contracts	4,825
Manager fees payable	33,789
Administration fees payable	3,231
Distribution fees payable	16,928
Administrative and compliance services fees payable	3,049
Trustee fees payable	146
Other accrued liabilities	26,209

Total Liabilities	8,776,648

Net Assets	$81,160,734

Net Assets Consist of:
Capital	$111,011,202
Accumulated net investment income/(loss)	2,510,211
Accumulated net realized gains/(losses) from investment transactions	(29,028,580)
Net unrealized appreciation/(depreciation) on investments	(3,332,099)

Net Assets	$81,160,734

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,155,960
Net Asset Value (offering and redemption price per share)	$6.17

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
TargetPLUS
Growth Fund

Investment Income:
Interest	$338,552
Dividends	732,049

Total Investment Income	1,070,601

Expenses:
Manager fees	183,987
Administration fees	17,295
Distribution fees	88,455
Custodian fees	21,575
Administrative and compliance service fees	3,049
Trustees’ fees	5,108
Professional fees	5,109
Shareholder reports	8,620
Other expenses	16,757

Total expenses before reductions	349,955
Less expenses waived/reimbursed by the Manager	(35,117)

Net expenses	314,838

Net Investment Income/(Loss)	755,763

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(30,458)
Net realized gains/(losses) on swap agreements	20,794
Net realized gains/(losses) on futures transactions	179,424
Net realized gains/(losses) on options transactions	23,034
Change in unrealized appreciation/(depreciation) on investments	2,062,215

Net Realized/Unrealized Gains/(Losses) on Investments	2,255,009

Change in Net Assets Resulting From Operations	$3,010,772

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	TargetPLUS Growth Fund
	For the	For the
	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$755,763	$1,591,466
Net realized gains/(losses) on investment transactions	192,794	(28,486,049)
Change in unrealized appreciation/(depreciation) on investments	2,062,215	(5,308,039)

Change in net assets resulting from operations	3,010,772	(32,202,622)

Capital Transactions:
Proceeds from shares issued	15,432,783	73,801,934
Value of shares redeemed	(3,588,243)	(14,052,275)

Change in net assets resulting from capital transactions	11,844,540	59,749,659

Change in net assets	14,855,312	27,547,037
Net Assets:
Beginning of period	66,305,422	38,758,385

End of period	$81,160,734	$66,305,422

Accumulated net investment income/(loss)	$2,510,211	$1,754,448

Share Transactions:
Shares issued	2,768,365	8,845,097
Shares redeemed	(626,727)	(1,732,318)

Change in shares	2,141,638	7,112,779

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended	Year Ended	May 1, 2007 to
	June 30,	December 31,	December 31,
	2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$6.02	$9.93	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.15	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.12	(4.06)	(0.04)

Total from Investment Activities	0.15	(3.91)	0.03

Dividends to Shareholders From:
Net Investment Income	—	—	(0.09)
Return of Capital	—	—	(0.01)

Total Dividends	—	—	(0.10)

Net Asset Value, End of Period	$6.17	$6.02	$9.93

Total Return(b)(c)	2.49%	(39.38)%	0.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$81,161	$66,305	$38,758
Net Investment Income/(Loss)(d)	2.14%	2.59%	1.80%
Expenses Before Reductions(d)(e)	0.99%	1.15%	1.06%
Expenses Net of Reductions(d)	0.89%	0.89%	0.89%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	N/A	0.91%	N/A
Portfolio Turnover Rate(c)	41.71%	108.18%	110.66%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Growth Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 331/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009 the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments, and the volume of the open positions relative to the Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Transactions in futures contracts for the period ended June 30, 2009 we as follows:

Number of
Contracts
Outstanding at December 31, 2008	65
Futures Opened	59
Futures Closed	(74)

Outstanding at June 30, 2009	50

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

The writing or purchasing of options subjects the Fund to equity price risk related to stock options and interest rate risk on bond, time deposit, and interest rate options.

Transactions in options written during the period ended June 30, 2009, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(130)	(36,660)
Options written	(123)	(4,098)
Options exercised	—	—
Options bought back	140	37,295
Options expired	153	3,223

Options outstanding at June 30, 2009	(60)	(240)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the notional amount of the referenced debt obligation to the counterparty in exchange for the defaulted obligation, or the seller would be required to pay a net settlement amount to the counterparty equal to the notional amount of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund used credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve on party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms, including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying many credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swaps, equity price risk related to stock index, total return swaps, and interest rate risk related to interest rate swaps) and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

swap agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e, any unrealized appreciation) in the event of the default or bankruptcy of swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments.

The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements. As of June 30, 2009 the Fund has met the conditions under such agreements that give the counterparty the right to call for an early termination. To date the counterparty has not invoked these early termination provisions.

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Variation margin on futures contracts and unrealized appreciation on foreign currency contracts	$34,342	Variation margin on futures contracts and unrealized depreciation on foreign currency contracts	$30,289
Interest Rate Contracts	Securities, at value, variation margin on futures contracts and unrealized appreciation on interest rate swaps	179,016	Variation margin on futures contracts and unrealized depreciation on interest rate swaps	—
Credit Contracts	Unrealized appreciation on credit default swaps	80,272	Unrealized depreciation on credit default swaps	129,998

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements and foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Credit Contracts	Net realized gains (losses) on swap agreements/ change in unrealized appreciation/(depreciation) on investments	$(238,301)	$421,741
Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and foreign currency transactions/change in net unrealized appreciation/ (depreciation) on investments	$154,009	$(157,919)
Interest Rate Contracts	Net realized gains (losses) on investment securities, futures transactions, options transactions and swap agreements/change in unrealized appreciation/ (depreciation) on investments	266,740	(69,179)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to separate amended and restated subadvisory agreements between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.89%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Growth Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Exprires	Expires	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL TargetPLUS Growth Fund	$23,626	$145,460	$35,117

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,887 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$100,181	$100,181
Common Stocks — Domestic	35,103,430	—	35,103,430
Common Stocks — Foreign(a)	14,718,549	13,648,477	28,367,026
Corporate Bonds	—	2,542,277	2,542,277
Yankee Dollar	—	2,729,186	2,729,186
Preferred Stock	78,497	—	78,497
Municipal Bonds	—	201,907	201,907
U.S. Government Agencies	—	1,190,886	1,190,886
U.S. Government Agency Mortgages	—	9,657,658	9,657,658
U.S. Treasury Obligations	—	118,039	118,039
Repurchase Agreements	—	3,300,000	3,300,000
Foreign Bonds	—	661,176	661,176
Securities Sold Short	—	(2,399,656)	(2,399,656)
Purchased Call Options	—	—	—
Put Options Purchased	—	—	—
Investment Companies	1,662,626	—	1,662,626

Total Investment Securities	51,563,102	31,750,131	83,313,233

Other Financial Instruments*	21,154	112,189	133,343

Total Investments	$51,584,256	$31,862,320	$83,446,576

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements, but excluding written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Growth Fund	$31,917,004	$14,359,669

For the period ended June 30, 2009, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL TargetPLUS Growth Fund	$16,923,882	$13,003,339

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the Fund held restricted securities representing 0.0% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Federal National Mortgage Association, 5.00%, Strike @ 110.00, Exp. 9/8/09	6/10/09	$234	200	—
Federal National Mortgage Association, 5.00%, Strike @ 85.00, Exp. 9/8/09	6/9/09	234	200	—

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL TargetPLUS Growth Fund	$340,984

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $27,183,865 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Growth Fund	$1,226,237	$1,226,237	$(27,524,849)	$(6,562,628)	$(32,861,240)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

8. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Moderate Index Strategy Fund will acquire the assets and liabilities of the AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

28

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

29

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL TargetPLUSSM Moderate Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Moderate Fund	$1,000.00	$1,032.40	$4.48	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL TargetPLUS Moderate Fund	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Moderate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.6%
Airline	1.1
Auto Components	2.1
Automobiles	1.2
Biotechnology	1.7
Capital Markets	3.2
Chemicals	2.2
Commercial Banks	6.8
Commercial Services & Supplies	1.0
Containers & Packaging	0.3
Diversified Consumer Services	2.5
Diversified Financial Services	1.3
Diversified Telecommunication Services	2.0
Electric Utilities	1.2
Electronic Equipment & Instruments	0.3
Food & Staples Retailing	0.9
Food Products	0.7
Gas Utilities	2.1
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	0.4
Health Care Technology	0.2
Hotels, Restaurants & Leisure	2.2
Household Durables	0.6
Industrial Conglomerates	3.4
Insurance	1.2
IT Services	2.0
Life Sciences Tools & Services	0.6
Machinery	0.6
Media	1.4
Metals & Mining	3.9
Multi-Utilities	1.8
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	2.2
Paper & Forest Products	0.9
Pharmaceuticals	1.1
Real Estate Management & Development	4.0
Specialty Retail	1.9
Thrifts & Mortgage Finance	0.9
Tobacco	0.6
Transportation Infrastructure	1.5
U.S. Government Agency Mortgages	25.6
U.S. Government Agencies	1.4
U.S. Treasury Obligations	0.5
Yankee Dollar	5.1
Preferred Stocks	0.3
Corporate Bonds	4.6
Municipal Bonds	0.3
Foreign Bonds	1.2
Investment Company	2.3
Repurchase Agreements	3.2

109.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (64.9%):
Aerospace & Defense (0.6%):
4,396	American Science & Engineering, Inc.	$303,851
1,590	Axsys Technologies, Inc.*	85,288

		389,139

Airline (1.1%):
524,000	Cathay Pacific Airways, Ltd.	720,223

Auto Components (2.1%):
407,604	GKN plc	842,723
34,051	Superior Industries International, Inc.	480,119

		1,322,842

Automobiles (1.2%):
9,525	DaimlerChrysler AG	345,472
13,925	Honda Motor Co., Ltd., ADR	381,127

		726,599

Biotechnology (1.7%):
10,436	Amgen, Inc.*	552,482
13,615	Myriad Genetics, Inc.*	485,375
3,404	Myriad Pharmaceuticals, Inc.*	15,827

		1,053,684

Capital Markets (3.2%):
11,475	Credit Suisse Group, SP ADR	524,752
9,522	Deutsche Bank AG	580,842
12,241	Stifel Financial Corp.*	588,670
24,078	UBS AG*	293,992

		1,988,256

Chemicals (2.2%):
21,051	E.I. du Pont de Nemours & Co.	539,326
11,773	Eastman Chemical Co.	446,197
16,210	Sensient Technologies Corp.	365,860

		1,351,383

Commercial Banks (6.8%):
49,302	Allied Irish Banks plc, SP ADR	234,678
38,265	Banco Santander SA, SP ADR	463,007
30,680	Barclays plc, ADR	565,739
36,309	First Bancorp	143,421
10,473	First Financial Bankshares, Inc.	527,420
6,657	First Financial Corp.	210,228
33,874	FNB Corp.	209,680
9,649	Home Bancshares, Inc.	183,717
50,113	Huntington Bancshares, Inc.	209,472
15,945	KB Financial Group, Inc., ADR*	531,128
30,369	Lloyds TSB Group plc, SP ADR	144,860
38,887	Regions Financial Corp.	157,103
18,595	Royal Bank of Scotland Group plc, SP ADR*	237,458
12,852	SunTrust Banks, Inc.	211,415
28,302	Umpqua Holdings Corp.	219,624

		4,248,950

Commercial Services & Supplies (1.0%):
23,241	Navigant Consulting, Inc.*	300,274
30,936	R.R. Donnelley & Sons Co.	359,476

		659,750

Containers & Packaging (0.3%):
5,388	Rock-Tenn Co., Class A	205,606

Diversified Consumer Services (2.5%):
7,590	Apollo Group, Inc., Class A*	539,801
5,578	ITT Educational Services, Inc.*	561,482
2,058	Strayer Education, Inc.	448,870

		1,550,153

Diversified Financial Services (1.3%):
33,602	Bank of America Corp.	443,547
39,181	ING Groep NV, ADR	397,295

		840,842

Diversified Telecommunication Services (2.0%):
251,345	BT Group plc	420,727
21,411	Deutsche Telekom AG, ADR	252,650
13,143	Nippon Telegraph & Telephone Corp., ADR	267,460
22,430	Telecom Italia SPA, ADR	308,637

		1,249,474

Electric Utilities (1.2%):
32,747	Korea Electric Power Corp., ADR*	376,591
13,190	Pinnacle West Capital Corp.	397,678

		774,269

Electronic Equipment, Instruments & Components (0.3%):
6,659	Hitachi, Ltd., SP ADR	206,229

Food & Staples Retailing (0.9%):
1,819	Nash Finch Co.	49,222
3,297	Spartan Stores, Inc.	40,916
10,289	Wal-Mart Stores, Inc.	498,399

		588,537

Food Products (0.7%):
13,884	Flowers Foods, Inc.	303,226
4,501	TreeHouse Foods, Inc.*	129,494

		432,720

Gas Utilities (2.1%):
11,709	Laclede Group, Inc. (The)	387,919
37,411	Piedmont Natural Gas Co., Inc.	901,979

		1,289,898

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Equipment & Supplies (0.5%):
8,291	CryoLife, Inc.*	$45,932
3,244	Greatbatch, Inc.*	73,347
8,511	STERIS Corp.	221,967

		341,246

Health Care Providers & Services (0.4%):
14,152	Gentiva Health Services, Inc.*	232,942

Health Care Technology (0.2%):
2,776	Computer Programs & Systems, Inc.	106,349

Hotels, Restaurants & Leisure (2.2%):
193,045	Ladbrokes plc	587,943
10,074	McDonald’s Corp.	579,154
4,226	Panera Bread Co., Class A*	210,708

		1,377,805

Household Durables (0.6%):
15,302	Sony Corp., SP ADR	395,710

Industrial Conglomerates (3.4%):
731,000	Citic Pacific, Ltd.	1,501,884
32,026	General Electric Co.	375,345
24,975	Textron, Inc.	241,258

		2,118,487

Insurance (1.2%):
67,047	AEGON NV	413,010
17,848	Axa, ADR	338,398

		751,408

IT Services (2.0%):
514,541	Logica plc	670,091
13,778	ManTech International Corp., Class A*	593,005

		1,263,096

Life Sciences Tools & Services (0.6%):
19,968	Luminex Corp.*	370,207

Machinery (0.6%):
27,776	Briggs & Stratton Corp.	370,532

Media (1.4%):
1,057,222	ITV plc	610,160
53,637	New York Times Co., Class A	295,540

		905,700

Metals & Mining (3.9%):
49,475	Alcoa, Inc.	511,077
12,209	ArcelorMittal, Class A	403,874
19,509	Compass Minerals International, Inc.	1,071,239
5,238	POSCO, ADR	433,025

		2,419,215

Multi-Utilities (1.8%):
32,872	NiSource, Inc.	383,287
11,455	SCANA Corp.	371,944
12,053	Veolia Environnement, ADR	356,046

		1,111,277

Multiline Retail (1.8%):
13,399	Dollar Tree, Inc.*	564,098
20,190	Family Dollar Stores, Inc.	571,377

		1,135,475

Oil, Gas & Consumable Fuels (2.2%):
5,559	Clayton Williams Energy, Inc.*	104,898
17,627	Goodrich Petroleum Corp.*	433,448
13,103	Petro-Canada	503,417
15,954	Repsol YPF SA, ADR	356,732

		1,398,495

Paper & Forest Products (0.9%):
33,494	MeadWestvaco Corp.	549,636

Pharmaceuticals (1.1%):
32,265	Pfizer, Inc.	483,975
37,616	ViroPharma, Inc.*	223,06 3

		707,038

Real Estate Management & Development (4.0%):
707,000	New World Development Co., Ltd.	1,276,228
739,000	Sino Land Co., Ltd.	1,214,400

		2,490,628

Specialty Retail (1.9%):
5,363	AutoZone, Inc.*	810,403
6,345	Buckle, Inc. (The)	$201,581
5,169	Tractor Supply Co.*	213,583

		1,225,567

Thrifts & Mortgage Finance (0.9%):
24,943	First Niagara Financial Group, Inc.	284,849
23,272	Washington Federal, Inc.	302,536

		587,385

Tobacco (0.6%):
11,925	Universal Corp.	394,837

Transportation Infrastructure (1.5%):
818,000	Cosco Pacific, Ltd.	918,041

Total Common Stocks (Cost $40,962,752)		40,769,630

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages (25.6%):
Federal National Mortgage Association (20.0%)
$318,647	5.00%, 3/1/37+	$324,958
91,819	5.50%, 5/1/37, Pool #937284+	94,917
425,446	5.50%, 8/1/37, Pool #995024+	441,196
76,756	5.50%, 1/1/38, Pool #968411+	79,345
403,742	5.50%, 2/1/38, Pool #995021+	417,617
485,259	5.50%, 4/1/38, Pool #933830+	501,605
3,282,602	6.00%, 5/1/38, Pool #889579+	3,434,488
755,476	5.50%, 9/1/38, Pool #889995+	780,966
441,418	6.00%, 10/1/38, Pool #889983+	461,980
594,073	5.50%, 1/1/39, Pool #AA0190+	614,083
252,435	5.50%, 4/1/39, Pool #AA5321+	260,913
2,000,000	5.00%, 7/13/39, Pool #21431 TBA	2,036,250
3,000,000	5.50%, 7/13/39, TBA	3,096,564

		12,544,882

Government National Mortgage Association (5.4%)
400,139	6.00%, 11/15/37+	417,379
372,392	6.00%, 7/15/38, Pool #782365+	387,722
759,340	6.50%, 8/15/38, Pool #691588+	806,354
52,240	6.50%, 8/15/38, Pool #696529+	55,475
43,191	6.50%, 8/15/38+	45,865
688,257	6.00%, 10/15/38, Pool #701197+	717,804
29,887	6.00%, 10/15/38, Pool #699307+	31,170
906,163	6.00%, 11/15/38, Pool #702232+	945,064

		3,406,833

United Mexican States (0.2%)
40,000	5.63%, 1/15/17+	40,440
40,000	8.30%, 8/15/31+	47,700
20,000	6.75%, 9/27/34+	20,170

		108,310

Total U.S. Government Agency Mortgages (Cost $15,781,535)		16,060,025

U.S. Government Agencies (1.4%):
Federal Home Loan Mortgage Corporation (1.4%)
100,000	0.93%, 5/4/11(a)+	100,203
800,000	3.75%, 3/27/19+	786,115

		886,318

Total U.S. Government Agencies (Cost $888,031)		886,318

U.S. Treasury Obligations (0.5%):
U.S. Treasury Bills (0.1%)
83,000	0.29%, 11/27/09(b) +	82,906

U.S. Treasury Inflation Index Notes (0.4%)
100,000	2.00%, 1/15/14+	118,039
100,000	1.63%, 1/15/15+	111,152

		229,191

Total U.S. Treasury Obligations (Cost $309,803)		312,097

Yankee Dollar (5.1%):
Commercial Banks (2.4%):
250,000	Barclays Bank plc, 6.05%, 12/4/17+(b)	216,792
100,000	Barclays Bank plc, 7.43%, 9/29/49+(a)(b)	67,000
200,000	Danske Bank A/S, 0.96%, 5/24/12+(a)(b)	199,148
100,000	Deutsche Bank AG London, 4.88%, 5/20/13+	102,647
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	109,463
100,000	Lloyds TSB Bank plc, 2.80%, 4/2/12+(b)	101,080
100,000	Royal Bank of Scotland Group plc, 6.99%, 10/29/49+(b)	49,000
600,000	Royal Bank of Scotland plc (The), 2.63%, 5/11/12+(b)	604,311
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	93,126

		1,542,567

Diversified Financial Services (0.3%):
200,000	Leaseplan Corp. NV, 3.00%, 5/7/12+(b)	201,467
Oil, Gas & Consumable Fuels (0.4%):
25,000	Petrobras International Finance Co., 7.88%, 3/15/19+	27,250
200,000	Petroleos Mexicanos, 8.00%, 5/3/19+(b)	217,000

		244,250

Sovereign Bonds (2.0%):
400,000	Brazilian Government International Bond, 8.88%, 10/14/19+	490,000

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollar, continued
Sovereign Bonds, continued

$100,000	Colombia Government International Bond, 7.38%, 1/27/17+	$107,650
100,000	Indonesia Government International Bond, 11.63%, 3/4/19+(b)	126,625
100,000	Panama Government International Bond, 7.25%, 3/15/15+	109,000
100,000	Philippine Government International Bond, 7.75%, 1/14/31+	104,000
100,000	South Africa Government International Bond, 6.88%, 5/27/19+	102,750
200,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN+	202,000

		1,242,025

Total Yankee Dollar (Cost $3,267,334)		3,230,309

Preferred Stocks (0.3%):
200	Wells Fargo & Co., Series L, Class A+	156,994

Total Preferred Stocks (Cost $129,360)		156,994

Corporate Bonds (4.6%):
Biotechnology (0.2%):
$100,000	Amgen, Inc., 5.70%, 2/1/19+	105,501

Commercial Banks (0.7%):
100,000	Bank of America Corp., Series L, 0.99%, 6/22/12, MTN+(a)	101,388
25,000	Bank of America Corp., 5.75%, 12/1/17+	22,261
100,000	Barclays Bank plc, 1.07%, 8/10/09+(a)	99,976
100,000	Citigroup Funding, Inc., 2.04%, 5/7/10+(a)	97,935
100,000	Wachovia Corp., 1.22%, 8/1/13, MTN+(a)	89,775
10,000	Wells Fargo Co., 5.25%, 10/23/12+	10,351

		421,686

Commercial Services & Supplies (0.0%):
25,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11@ 104.94+	17,750

Diversified Consumer Services (0.0%):
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	10,280

Diversified Financial Services (2.9%):
200,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37@ 100+	155,965
100,000	Citigroup, Inc., 6.13%, 11/21/17+	87,676
300,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	270,034
100,000	GMAC LLC, 7.25%, 3/2/11+	90,736
100,000	Goldman Sachs Group, Inc., 1.06%, 3/22/16+(a)	84,678
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	96,996
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	97,358
100,000	JPMorgan Chase & Co., Series 1, 7.88%, 4/29/49, Callable 4/30/18@ 100+	87,510
200,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)	205,255
100,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN+(b)	102,627
200,000	Merrill Lynch & Co., Series E, 1.57%, 5/30/14, MTN+(a)	224,024
100,000	Merrill Lynch & Co., 6.88%, 4/25/18+	92,556
200,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	199,381

		1,794,796

Electronic Equipment & Instruments (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	98,205

Insurance (0.3%):
100,000	American International Group, 5.45%, 5/18/17, MTN+	52,636
100,000	American International Group, 8.18%, 5/15/58+(b)	28,530
200,000	American International Group, Inc., 8.25%, 8/15/18+(b)	117,701

		198,867

Media (0.2%):
100,000	Rogers Communications, 6.75%, 3/15/15+	105,922

Tobacco (0.2%):
100,000	Altria Group, Inc., 9.25%, 8/6/19+	112,291

Total Corporate Bonds (Cost $2,902,164)		2,865,298

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Tobacco, continued
Municipal Bonds (0.3%):
California (0.1%):
100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37, Callable 7/1/2017@ 100 +	$94,950

Illinois (0.2%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	106,957

Total Municipal Bonds (Cost $203,189)		201,907

Foreign Bonds (1.2%):
200,000	Citigroup, Inc., 4.75%, 2/10/19+	186,732
576,000	Russian Federation, 7.50%, 3/31/30+	567,072

Total Foreign Bonds (Cost $701,022)		753,804

Investment Company (2.3%):
1,424,568	Dreyfus Treasury Prime Cash Management, 0.09%(d)	1,424,568

Total Investment Company (Cost $1,424,567)		1,424,568

Purchased Call Options (0.0%):
200	Federal National Mortgage Association, 5.00%, Strike $110, Exp. 9/8/09(c)	—

Total Purchased Call Options (Cost $234)		—

Put Options Purchased (0.00%):
200	Federal National Mortgage Association, 5.00%, Strike $85.00, Exp. 9/8/09(c)	—

Total Put Options Purchased (Cost $234)		—

Repurchase Agreements (3.2%):
$900,000	Barclays Capital, Inc., Dated 6/30/09, Settle Date 7/1/09, 0.16%, due 7/2/09, proceeds $900,004; fully collateralized by Federal Home Loan Mortgage Corporation, 0.93%, 5/4/11, value at $911,990	900,000
1,100,000	J.P. Morgan Securities, Inc., Dated 6/29/09, Settle Date 6/30/09, 0.05%, due 7/1/09, proceeds $1,100,002; fully collateralized by U.S. Treasury Bills, Discount Note, 9/24/09, value at $1,119,031+	1,100,000

Total Repurchase Agreements (Cost $2,000,000)		2,000,000

Total Investment Securities (Cost $68,570,225)(e) — 109.4%		68,660,950
Net other assets (liabilities) — (9.4)%		(5,886,504)

Net Assets — 100.0%		$62,774,446

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $20,228,683.
ADR—American Depository Receipt
LLC—Limited Liability Co.
PLC—Public Liability Co.
SPA—Standby Purchase Agreement

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2009. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The subadviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2009, these scurities represent 0.0% of net assets of the Fund.
(d)	The rate presented represents the effective yield at June 30, 2009.

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

(e)	Cost for federal income tax purposes is $69,672,645. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,226,361
Unrealized depreciation	(6,238,056)

Net unrealized depreciation	$(1,011,695)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	67.4%
Hong Kong	8.4%
United Kingdom	7.0%
South Korea	2.2%
Japan	1.9%
Germany	1.8%
Netherlands	1.6%
Switzerland	1.2%
Spain	1.2%
France	1.0%
Russia	0.9%
Canada	0.8%
Brazil	0.7%
Luxembourg	0.6%
Italy	0.5%
Australia	0.5%
Mexico	0.4%
Ireland	0.4%
Denmark	0.3%
South Africa	0.2%
Puerto Rico	0.2%
Philippines	0.2%
Panama	0.2%
Indonesia	0.2%
Colombia	0.2%
Cayman Islands	0.0%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)

Receive 46,956 Brazilian Real in exchange for U.S. Dollars	8/4/09	$23,744	$23,805	$61
Receive 679,388 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	104,770	99,475	(5,295)
Receive 780,915 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	112,424	114,462	2,038
Receive 895,511 Chinese Renminbi in exchange for U.S. Dollars	6/7/10	133,000	132,419	(581)
Receive 85,000 British Sterling in exchange for U.S. Dollars	7/2/09	139,318	139,826	508
Receive 98,000 Japanese Yen in exchange for U.S. Dollars	7/2/09	1,017	1,017	—
Receive 13,102 Malaysian Ringgit in exchange for U.S. Dollars	8/12/09	3,672	3,725	53
Receive 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,412	23,324	(88)
Receive 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	84,494	86,543	2,049

				$(1,255)

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Deliver 7,481 Brazilian Real in exchange for U.S. Dollars	8/4/09	$3,412	$3,793	$(381)
Deliver 679,388 Chinese Renminbi in exchange for U.S. Dollars	7/15/09	98,000	99,475	(1,475)
Deliver 46,155 Chinese Renminbi in exchange for U.S. Dollars	9/8/09	6,786	6,765	21
Deliver 20,232 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	3,000	2,985	15
Deliver 330,671 European Euros in exchange for U.S. Dollars	7/27/09	461,306	463,834	(2,528)
Deliver 85,000 British Sterling in exchange for U.S. Dollars	7/2/09	131,604	139,826	(8,222)
Deliver 65,000 British Sterling in exchange for U.S. Dollars	8/6/09	107,388	106,920	468
Deliver 98,000 Japanese Yen in exchange for U.S. Dollars	7/2/09	1,017	1,017	—
Deliver 98,000 Japanese Yen in exchange for U.S. Dollars	8/4/09	1,018	1,018	—
Deliver 144,295 Mexican Nuevo Peso in exchange for U.S. Dollars	11/27/09	10,555	10,727	(172)
Deliver 13,102 Malaysian Ringgit in exchange for U.S. Dollars	8/12/09	3,715	3,725	(10)
Deliver 1,126,170 Philippine Peso in exchange for U.S. Dollars	8/6/09	23,078	23,324	(246)
Deliver 125,347 Singapore Dollars in exchange for U.S. Dollars	7/30/09	83,620	86,543	(2,923)

				$(15,453)

Futures Contracts

As of June 30, 2009 the Fund’s open future contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

Euro Euribor June Futures	Long	6/10	3	$4,010
90-Day Euribor September Futures	Long	9/10	4	1,085
Euro Bund September Futures	Long	9/09	4	6,016
90-Day British Sterling Pound December Futures	Long	12/09	5	44,027
90-Day British Sterling Pound March Futures	Long	3/10	2	13,897
90-Day British Sterling Pound June Futures	Long	6/10	1	(84)
90-Day British Sterling Pound September Futures	Long	9/10	4	(1,486)
90-Day Eurodollar March Futures	Long	3/10	23	26,837
90-Day Eurodollar June Futures	Long	6/10	3	(1,088)
90-Day Eurodollar December Futures	Long	12/09	7	4,988

				$98,202

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Interest Rate Swaps at June 30, 2009.

		Pay/Receive	Fixed	Expiration	Notional	Appreciation /
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)

Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/09	$100,000	$719
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	100,000	1,384
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	300,000	6,119
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	14,439
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	14,366
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00	12/16/09	700,000	12,193
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	12/16/09	100,000	2,705
Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50	3/18/14	300,000	42,421
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	600,000	50,478
Deutsche Bank Group	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	11,677
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	282,000	26,508
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	14,657
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	11,513
Credit Suisse	3-Month USD LIBOR	Pay	3.00	12/16/10	8,100,000	18,731
Barclays Bank PLC	Mexico Interbank	Pay	8.66	1/31/19	2,100,000	(5,700)

						$222,210

Credit Default Swaps at June 30, 2009:

Credit Default Swaps on Corporate and Sovereign Issues

							Unrealized	Implied
	Reference	Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value	(Depreciation)	Spread(3)

Credit Suisse	El Paso Corp.	Sell	5.00%	9/20/14	$100,000	$(7,179)	$446	6.88%
Barclays Bank	UBS AG	Buy	2.35	3/20/14	100,000	(7,173)	(7,276)	1.22%
Barclays Bank	Gazprom SP	Sell	0.83	6/20/17	80,000	(17,432)	(17,412)	4.66%

					$280,000	$(31,784)	$(24,242)

Credit Default Swaps on Credit Indices

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)

Deutsche Bank Group	CDX IG11 Future	Sell	1.50%	12/20/13	$2,400,000	$(17,947)	$15,835
Deutsche Bank Group	CDX EM10 Future	Sell	3.35	12/20/13	1,l00,000	(53,555)	44,683
Deutsche Bank Group	CDX IG9 Future	Sell	1.29	12/20/12	100,000	1,488	1,527
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5.00	6/20/13	178,000	(20,284)	(7,895)
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	616,000	(85,965)	(62,712)
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/13	356,000	(40,568)	(16,681)
Credit Suisse	CDX Hy-10 Future	Sell	5.00	6/20/13	178,000	(20,284)	(8,412)
Deutsche Bank Group	CDX IG-12 Future	Buy	1.00	6/20/14	200,000	2,885	(3,758)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	275,900	(37,919)	(30,126)
Goldman Sachs	CDX IG10 Future	Buy	1.50	6/20/2018	97,600	678	1,530

					$4,401,500	$(271,471)	$(66,009)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Written Swap Options outstanding on June 30, 2009:

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value

Put – OTC 7-Year Interest Rate Swap	Barclays	Rec – 3-month USD-LIBOR	4.90%	7/6/09	(60)	$(240)	$—

Securities Sold Short (-6.2)%

	Coupon	Expiration	Number of			Unrealized
Security Description	Rate	Date	Contracts	Premium	Fair Value	Gain/Loss
Federal National Mortgage Association – July TBA	5.50%	7/13/39	(700,000)	$(716,655)	$(722,532)	$(5,877)
Federal National Mortgage Association – July TBA	6.00	7/13/39	(3,000,000)	(3,115,781)	(3,135,000)	(19,219)

				$(3,832,436)	$(3,857,532)	$(25,096)

11

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
TargetPLUS
Moderate
Fund

Assets:
Investment securities, at cost	$66,570,225

Investment securities, at value	$66,660,950
Repurchase agreements, at value/cost	2,000,000
Segregated cash for collateral	69,600
Interest and dividends receivable	220,836
Foreign currency, at value (cost $112,820)	116,974
Unrealized appreciation on interest rate swaps	227,910
Unrealized appreciation on credit default swaps	64,021
Swap premiums paid	129,935
Receivable for capital shares issued	38,575
Receivable for investments sold	3,853,880
Unrealized appreciation on forward foreign currency contracts	5,213
Prepaid expenses	532

Total Assets	73,388,426

Liabilities:
Unrealized depreciation on forward foreign currency contracts	21,921
Unrealized depreciation on interest rate swaps	5,700
Unrealized depreciation on credit default swaps	154,272
Swap premiums received	259,533
Payable for investments purchased	6,250,223
Payable for capital shares redeemed	5
Securities sold short (Premiums received $3,832,436)	3,857,532
Written options (Premium received $240)	—
Payable for variation margin on futures contracts	3,054
Manager fees payable	24,139
Administration fees payable	2,482
Distribution fees payable	12,978
Administrative and compliance services fees payable	2,168
Trustee fees payable	113
Other accrued liabilities	19,860

Total Liabilities	10,613,980

Net Assets	$62,774,446

Net Assets Consist of:
Capital	$75,798,659
Accumulated net investment income/(loss)	1,832,287
Accumulated net realized gains/(losses) from investment transactions	(15,140,138)
Net unrealized appreciation/(depreciation) on investments	283,638

Net Assets	$62,774,446

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,952,617
Net Asset Value (offering and redemption price per share)	$7.01

12

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL
TargetPLUS
Moderate Fund

Investment Income:
Interest	$449,665
Dividends	485,616
Foreign withholding tax	(2,615)

Total Investment Income	932,666

Expenses:

Manager fees	146,249
Administration fees	13,758
Distribution fees	70,312
Custodian fees	24,863
Administrative and compliance service fees	2,168
Trustees’ fees	3,700
Professional fees	4,547
Shareholder reports	5,619
Other expenses	14,437

Total expenses before reductions	285,653
Less expenses waived/reimbursed by the Manager	(35,393)

Net expenses	250,260

Net Investment Income/(Loss)	682,406

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(727,528)
Net realized gains/(losses) on swap agreements	98,008
Net realized gains/(losses) on futures transactions	87,968
Net realized gains/(losses) on options transactions	22,685
Change in unrealized appreciation/(depreciation) on investments	2,651,870

Net Realized/Unrealized Gains/(Losses) on Investments	2,133,003

Change in Net Assets Resulting From Operations	$2,815,409

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS
	Moderate Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$682,406	$976,402
Net realized gains/(losses) on investment transactions	(518,867)	(13,852,252)
Change in unrealized appreciation/(depreciation) on investments	2,651,870	(2,438,307)

Change in net assets resulting from operations	2,815,409	(15,314,157)

Capital Transactions:
Proceeds from shares issued	13,698,173	55,127,565
Value of shares redeemed	(7,553,722)	(8,717,251)

Change in net assets resulting from capital transactions	6,144,451	46,410,314

Change in net assets	8,959,860	31,096,157
Net Assets:
Beginning of period	53,814,586	22,718,429

End of period	$62,774,446	$53,814,586

Accumulated net investment income/(loss)	$1,832,287	$1,149,881

Share Transactions:
Shares issued	2,157,778	6,654,857
Shares redeemed	(1,125,539)	(998,202)

Change in shares	1,032,239	5,656,655

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

			May 1, 2007
	Six Months	Year Ended	to
	Ended	December 31,	December 31,
	June 30, 2009	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$6.79	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	0.15	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.16	(3.40)	0.09

Total from Investment Activities	0.22	(3.25)	0.17

Dividends to Shareholders From:
Net Investment Income	—	—	(0.13)

Total Dividends	—	—	(0.13)

Net Asset Value, End of Period	$7.01	$6.79	$10.04

Total Return(b)(c)	3.24%	(32.37)%	1.75%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$62,774	$53,815	$22,718
Net Investment Income/(Loss)(d)	2.43%	2.58%	2.11%
Expenses Before Reductions(d)(e)	1.02%	1.30%	1.14%
Expenses Net of Reductions(d)	0.89%	0.95%	0.89%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	N/A	0.98%	0.89%
Portfolio Turnover Rate(c)	40.53%	117.48%	161.13%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Moderate Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales

The Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments, and the volume of the open positions relative to the Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	69
Futures Opened	144
Futures Closed	(157)

Outstanding at June 30, 2009	56

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

The writing or purchasing of options subjects the Fund to equity price risk related to stock options and interest rate risk on bond, time deposit, and interest rate options.

Transactions in options written during the period ended June 30, 2009, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2008	(150)	(42,300)
Options written	(113)	(3,990)
Options exercised	—	—
Options bought back	160	42,935
Options expired	43	3,115

Options outstanding at June 30, 2009	(60)	(240)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the notional amount of the referenced debt obligation to the counterparty in exchange for the defaulted obligation, or the seller would be required to pay a net settlement amount to the counterparty equal to the notional amount of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund used credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve on party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms, including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying many credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk (generally credit risk related to credit default swaps, equity price risk related to stock index, total return swaps, and interest rate risk related to interest rate swaps) and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

swap agreement. A Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e, any unrealized appreciation) in the event of the default or bankruptcy of swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments.

The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election by the counterparty to early terminate may impact the amounts reported in the financial statements. As of June 30, 2009 the Fund has met the conditions under such agreements that give the counterparty the right to call for an early termination. To date the counterparty has not invoked these early termination provisions.

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statements of		Statements of
	Assets and	Total Fair	Assets and	Total Fair
Primary Risk Exposure	Liabilities Location	Value*	Liabilities Location	Value*
Foreign Exchange Contracts	Variation margin on futures contracts and unrealized appreciation on foreign currency contracts	$106,073	Variation margin on futures contracts and unrealized depreciation on foreign currency contracts	$24,579
Interest Rate Contracts	Securities, at value, variation margin on futures contracts and unrealized appreciation on interest rate swaps	227,910	Variation margin on futures contracts and unrealized depreciation on interest rate swaps	5,700
Credit Contracts	Unrealized appreciation on credit default swaps	64,021	Unrealized depreciation on credit default swaps	154,272

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements and foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statements of Operations for the six months ended June 30, 2009:

			Change in Unrealized
			Appreciation
	Location of Gain (Loss)	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	on Derivatives	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Credit Contracts	Net realized gains (losses) on swap agreements/ change in unrealized appreciation/(depreciation) on investments	$(295,572)	$445,069
Foreign Exchange Contracts	Net realized gains (losses) on futures transactions and foreign currency transactions/change in net unrealized appreciation/ (depreciation) on investments	75,689	(190,239)
Interest Rate Contracts	Net realized gains (losses) on investment securities, futures contracts, options transactions and swap agreements/change in unrealized appreciation/ (depreciation) on investments	339,731	(17,403)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to separate amended and restated subadvisory agreements between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expenses (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 0.89%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Moderate Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires
	12/31/2010	12/31/2011	12/31/2012
AZL TargetPLUS Moderate Fund	$20,346	$119,646	$35,393

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $1,503 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$22,551,661	$—	$22,551,661
Common Stocks — Foreign(a)	9,455,548	8,762,421	18,217,969
Corporate Bonds	—	2,865,298	2,865,298
Yankee Dollar	—	3,230,309	3,230,309
Preferred Stock	156,994	—	156,994
Municipal Bonds	—	201,907	201,907
U.S. Government Agencies	—	886,318	886,318
U.S. Government Agency Mortgages	—	16,060,025	16,060,025
U.S. Treasury Obligations	—	312,097	312,097
Repurchase Agreements	—	2,000,000	2,000,000
Foreign Bonds	—	753,804	753,804
Securities Sold Short	—	(3,857,532)	(3,857,532)
Purchased Call Options	—	—	—
Put Options Purchased	—	—	—
Investment Companies	1,424,568	—	1,424,568

Total Investment Securities	33,588,771	31,214,647	64,803,418

Other Financial Instruments*	98,202	115,251	213,453

Total Investments	$33,686,973	$31,329,898	$65,016,871

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements, but excluding written options. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Moderate Fund	$31,066,584	$21,575,115

For the period ended June 30, 2009, purchases and sales on long-term U.S. Government securities were as follows:

	Purchases	Sales
AZL TargetPLUS Moderate Fund	$—	$18,362,836

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the Fund held restricted securities representing 0.0% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Federal National Mortgage Association, 5.00%, Strike @ 110.00, Exp. 9/8/09	6/10/09	$234	200	—
Federal National Mortgage Association, 5.00%, Strike @ 85.00, Exp. 9/8/09	6/9/09	234	200	—

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2015	12/31/2016
AZL TargetPLUS Moderate Fund	$18,011	$349,548

26

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $13,265,645 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Moderate Fund	$528,560	$528,560	$(13,633,204)	$(2,734,978)	$(15,839,622)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

8. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Moderate Index Strategy Fund will acquire the assets and liabilities of the AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

27

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

28

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Turner Quantitative
Small Cap Growth Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,052.90	$6.36	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Turner Quantitative Small Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.7%
Air Freight & Logistics	0.9
Airlines	1.3
Auto Components	0.5
Automobiles	0.6
Biotechnology	3.9
Capital Markets	3.1
Chemicals	2.0
Commercial Banks	1.2
Commercial Services & Supplies	4.7
Communications Equipment	3.1
Computers & Peripherals	0.9
Containers & Packaging	0.6
Diversified Consumer Services	1.2
Diversified Telecommunication Services	1.5
Electrical Equipment	0.7
Electronic Equipment & Instruments	3.6
Energy Equipment & Services	0.9
Food & Staples Retailing	1.6
Food Products	1.6
Health Care Equipment & Supplies	5.9
Health Care Providers & Services	6.1
Health Care Technology	1.1
Hotels, Restaurants & Leisure	3.0
Household Durables	0.7
Industrial Conglomerate	0.6
Insurance	1.1
Internet Software & Services	6.8
IT Services	4.8
Life Sciences Tools & Services	2.4
Machinery	1.5
Media	0.6
Metals & Mining	1.2
Oil, Gas & Consumable Fuels	3.2
Pharmaceuticals	2.7
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	8.2
Software	5.7
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	2.6
Thrifts & Mortgage Finance	0.8
Tobacco	0.7
Wireless Telecommunication Services	0.7

99.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (1.7%):
6,520	Cubic Corp.	$233,351
4,830	Curtiss-Wright Corp.	143,596
15,200	DynCorp International, Inc., Class A*	255,208

		632,155

Air Freight & Logistics (0.9%):
13,910	Atlas Air Worldwide Holdings, Inc.*	322,573

Airlines (1.3%):
15,210	Alaska Air Group, Inc.*	277,735
69,480	UAL Corp.*	221,641

		499,376

Auto Components (0.5%):
47,459	Exide Technologies*	177,022

Automobiles (0.6%):
12,110	Thor Industries, Inc.	222,461

Biotechnology (3.9%):
22,540	Alkermes, Inc.*	243,883
13,020	Amylin Pharmaceuticals, Inc.*	175,770
11,150	Cubist Pharmaceuticals, Inc.*	204,380
11,280	Genomic Health, Inc.*	195,482
10,350	Martek Biosciences Corp.	218,903
21,070	Momenta Pharmaceuticals, Inc.*	253,472
12,360	Theravance, Inc.*	180,950

		1,472,840

Capital Markets (3.1%):
16,990	Cohen & Steers, Inc.	254,001
7,790	Investment Technology Group, Inc.*	158,838
12,900	Knight Capital Group, Inc., Class A*	219,945
5,210	Piper Jaffray Cos., Inc.*	227,521
6,370	Stifel Financial Corp.*	306,333

		1,166,638

Chemicals (2.0%):
11,320	Arch Chemicals, Inc.	278,359
10,370	Koppers Holdings, Inc.	273,457
7,350	OM Group, Inc.*	213,297

		765,113

Commercial Banks (1.2%):
14,710	NewAlliance Bancshares, Inc.	169,165
13,100	PrivateBancorp, Inc.	291,344

		460,509

Commercial Services & Supplies (4.7%):
9,000	Athenahealth, Inc.*	333,090
6,240	HMS Holdings Corp.*	254,093
29,260	Korn/Ferry International*	311,326
30,930	MPS Group, Inc.*	236,305
11,680	TeleTech Holdings, Inc.*	176,952
8,490	Tetra Tech, Inc.*	243,239
36,500	Ticketmaster Entertainment, Inc.*	234,330

		1,789,335

Communications Equipment (3.1%):
36,430	ADC Telecommunications, Inc.*	289,983
19,510	Arris Group, Inc.*	237,241
6,530	Comtech Telecommunications Corp.*	208,176
7,980	Neutral Tandem, Inc.*	235,570
8,300	Starent Networks Corp.*	202,603

		1,173,573

Computers & Peripherals (0.9%):
17,320	Avid Technology, Inc.*	232,261
13,870	Netezza Corp.*	115,399

		347,660

Containers & Packaging (0.6%):
5,500	Rock-Tenn Co., Class A	209,880

Diversified Consumer Services (1.2%):
17,570	Corinthian Colleges, Inc.*	297,460
16,350	Learning Tree International, Inc.*	168,405

		465,865

Diversified Telecommunication Services (1.5%):
21,730	MasTec, Inc.*	254,676
28,310	Premiere Global Services, Inc.*	306,880

		561,556

Electrical Equipment (0.7%):
10,780	Baldor Electric Co.	256,456

Electronic Equipment & Instruments (3.6%):
11,370	American Superconductor Corp.*	298,463
19,210	AVX Corp.	190,755
11,020	Bally Technologies, Inc*	329,718
41,990	Celestica, Inc.*	286,372
9,910	DTS, Inc.*	268,264

		1,373,572

Energy Equipment & Services (0.9%):
5,440	Dril-Quip, Inc.*	207,264
1,640	Seacor Holdings, Inc.*	123,394

		330,658

Food & Staples Retailing (1.6%):
12,140	Cal-Maine Foods, Inc.	303,014
11,490	United Natural Foods, Inc.*	301,613

		604,627

Food Products (1.6%):
25,420	Darling International, Inc.*	167,772

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments continued
June 30, 2009 (Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products, continued

20,740	Del Monte Foods Co.	$194,541
22,750	Zhongpin, Inc.*	235,690

		598,003

Health Care Equipment & Supplies (5.9%):
32,200	Celera Corp.*	245,686
29,320	Cepheid, Inc.*	276,194
10,170	Cooper Companies, Inc.	251,504
3,850	Haemonetics Corp.*	219,450
10,860	Masimo Corp.*	261,835
11,230	Meridian Bioscience, Inc.	253,573
11,710	Sirona Dental Systems, Inc.*	234,083
7,140	STERIS Corp.	186,211
10,760	Thoratec Corp.*	288,153

		2,216,689

Health Care Providers & Services (6.1%):
7,900	Amedisys, Inc.*	260,858
26,770	Brookdale Senior Living, Inc.	260,740
10,580	Catalyst Health Solutions, Inc.*	263,865
5,340	Chemed Corp.	210,823
8,580	Gentiva Health Services, Inc.*	141,227
15,130	HealthSouth Corp.*	218,477
10,030	Kindred Healthcare, Inc.*	124,071
16,560	PSS World Medical, Inc.*	306,526
11,630	Psychiatric Solutions, Inc.*	264,466
28,990	Sun Healthcare Group, Inc.*	244,676

		2,295,729

Health Care Technology (1.1%):
13,510	MedAssets, Inc.*	262,770
10,110	Phase Forward, Inc.*	152,762

		415,532

Hotels, Restaurants & Leisure (3.0%):
7,970	Brinker International, Inc.	135,729
5,780	CEC Entertainment, Inc.*	170,395
10,340	Jack in the Box, Inc.*	232,133
5,341	Panera Bread Co., Class A*	266,302
11,940	Texas Roadhouse, Inc., Class A*	130,265
6,490	WMS Industries, Inc.*	204,500

		1,139,324

Household Durables (0.7%):
19,230	iRobot Corp.*	249,605

Industrial Conglomerate (0.6%):
3,490	Ameron International Corp.	233,970

Insurance (1.1%):
16,670	Assured Guaranty, Ltd.	206,375
8,040	Tower Group, Inc.	199,231

		405,606

Internet Software & Services (6.8%):
18,870	AsiaInfo Holdings, Inc.*	324,753
14,030	CyberSource Corp.*	214,659
43,560	Dice Holdings, Inc.*	202,554
5,590	Digital River, Inc.*	203,029
13,140	MercadoLibre, Inc.*	353,203
105,080	Move, Inc.*	226,973
32,520	NIC, Inc.	220,160
18,740	Rackspace Hosting, Inc.*	259,736
17,760	ValueClick, Inc.*	186,835
8,380	VistaPrint, Ltd.*	357,407

		2,549,309

IT Services (4.8%):
27,150	Acxiom Corp.	239,735
28,410	Convergys Corp.*	263,645
11,240	NeuStar, Inc., Class A*	249,078
18,120	SRA International, Inc., Class A*	318,187
6,190	Stanley, Inc.*	203,527
14,440	SYNNEX Corp.*	360,856
5,570	WebMD Health Corp., Class A*	166,654

		1,801,682

Life Sciences Tools & Services (2.4%):
27,900	Bruker Corp.*	258,354
20,470	Luminex Corp.*	379,514
17,500	PAREXEL International Corp.*	251,650

		889,518

Machinery (1.5%):
18,290	Actuant Corp., Class A	223,138
12,440	Barnes Group, Inc.	147,912
4,510	CIRCOR International, Inc.	106,481
5,350	Robbins & Myers, Inc.	102,987

		580,518

Media (0.6%):
46,650	Mediacom Communications Corp., Class A*	238,381

Metals & Mining (1.2%):
15,270	RTI International Metals, Inc.*	269,821
15,310	Worthington Industries, Inc.	195,815

		465,636

Oil, Gas & Consumable Fuels (3.2%):
4,090	Alliance Resource Partners LP	132,925
4,690	Genesis Energy LP	59,657
10,460	NuStar GP Holdings LLC	241,626
7,750	Overseas Shipholding Group, Inc.	263,810
15,630	Penn Virginia Corp.	255,863
26,980	Rosetta Resources, Inc.*	236,075

		1,189,956

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments continued
June 30, 2009 (Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (2.7%):
8,240	Auxilium Pharmaceuticals, Inc.*	$258,571
15,290	Medicis Pharmaceutical Corp., Class A	249,533
36,380	PDL BioPharma, Inc	287,402
10,930	PharMerica Corp.*	214,556

		1,010,062

Road & Rail (0.5%):
7,250	Genesee & Wyoming, Inc., Class A*	192,197

Semiconductors & Semiconductor Equipment (8.2%):
73,410	Amkor Technology, Inc.*	347,229
67,410	Cirrus Logic, Inc.*	303,345
48,930	Fairchild Semiconductor International, Inc.*	342,021
12,400	FEI Co.*	283,960
76,760	Himax Technologies, Inc.	287,850
39,550	Micrel, Inc.	289,506
13,030	Microsemi Corp.*	179,814
12,140	Monolithic Power Systems, Inc.*	272,057
19,610	Semtech Corp.*	311,995
19,860	Skyworks Solutions, Inc.*	194,231
14,180	Standard Microsystems Corp.*	289,981

		3,101,989

Software (5.7%):
8,060	Advent Software, Inc.*	264,287
14,920	Blackbaud, Inc.	232,006
5,910	Blackboard, Inc.*	170,563
10,850	Informatica Corp.*	186,512
14,660	Net 1 UEPS Technologies, Inc.*	199,229
5,500	Quality Systems, Inc.	313,280
8,280	Solera Holdings, Inc.*	210,312
30,390	Take-Two Interactive Software, Inc.	287,793
38,870	TIBCO Software, Inc.*	278,698

		2,142,680

Specialty Retail (2.8%):
8,010	Children’s Place Retail Stores, Inc.*	211,704
10,830	Hibbett Sports, Inc.*	194,940
12,810	Jo-Ann Stores, Inc.*	264,783
5,610	Jos. A. Bank Clothiers, Inc.*	193,320
4,890	Tractor Supply Co.*	202,055

		1,066,802

Textiles, Apparel & Luxury Goods (2.6%):
4,850	Deckers Outdoor Corp.*	340,809
19,060	Jones Apparel Group, Inc.	204,514
10,240	Steven Madden, Ltd.*	260,608
7,380	Wolverine World Wide, Inc.	162,803

		968,734

Thrifts & Mortgage Finance (0.8%):
64,430	MGIC Investment Corp.	283,492

Tobacco (0.7%):
18,050	Vector Group, Ltd.	257,934

Wireless Telecommunication Services (0.7%):
16,390	Syniverse Holdings, Inc.*	262,732

Total Common Stocks (Cost $34,206,118)		37,387,949

Total Investment Securities (Cost $34,206,118)(a) — 99.3%		37,387,949
Net other assets (liabilities) — 0.7%		262,083

Net Assets — 100.0%		$37,650,032

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security.

LLC—Limited Liability Co.

LP—Limited Partnership

(a)	Cost for federal income tax purposes is $34,563,328. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,736,374
Unrealized depreciation	(1,911,753)

Net unrealized appreciation	$2,824,621

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments continued
June 30, 2009 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	96.0%
Bermuda	1.5%
Argentina	0.9%
Taiwan	0.8%
Canada	0.8%
Total	100.0%

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Turner
Quantitative Small
Cap Growth Fund

Assets:
Investment securities, at cost	$34,206,118

Investment securities, at value	$37,387,949
Dividend income	26,241
Receivable for capital shares issued	4,988
Receivable for investments sold	732,001
Prepaid expenses	423

Total Assets	38,151,602

Liabilities:
Cash overdraft	206,958
Payable for investments purchased	210,201
Payable for capital shares redeemed	37,065
Manager fees payable	26,507
Administration fees payable	1,500
Distribution fees payable	7,796
Administrative and compliance services fees payable	1,036
Trustee fees payable	68
Other accrued liabilities	10,439

Total Liabilities	501,570

Net Assets	$37,650,032

Net Assets Consist of:
Capital	$60,273,300
Accumulated net investment income/(loss)	(34,098)
Accumulated net realized gains/(losses) from investment transactions	(25,771,000)
Net unrealized appreciation/(depreciation) on investments	3,181,830

Net Assets	$37,650,032

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,102,531
Net Asset Value (offering and redemption price per share)	$6.17

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Turner
Quantitative Small
Cap Growth Fund

Investment Income:
Dividends	$191,913

Total Investment Income	191,913

Expenses:
Manager fees	153,804
Administration fees	8,871
Distribution fees	45,236
Custodian fees	4,090
Administrative and compliance service fees	1,036
Trustees’ fees	1,869
Professional fees	2,954
Shareholder reports	4,618
Other expenses	3,533

Total expenses	226,011

Net Investment Income/(Loss)	(34,098)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(3,672,694)
Change in unrealized appreciation/(depreciation) on investments	6,665,281

Net Realized/Unrealized Gains/(Losses) on Investments	2,992,587

Change in Net Assets Resulting From Operations	$2,958,489

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Turner
	Quantitative Small Cap Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(34,098)	$(276,275)
Net realized gains/(losses) on investment transactions	(3,672,694)	(19,507,195)
Change in unrealized appreciation/(depreciation) on investments	6,665,281	(8,150,408)

Change in net assets resulting from operations	2,958,489	(27,933,878)

Dividends to Shareholders:
From net realized gains on investments	—	(10,723,425)

Change in net assets resulting from dividends to shareholders	—	(10,723,425)

Capital Transactions:
Proceeds from shares issued	10,462,643	23,438,825
Proceeds from dividends reinvested	—	10,723,425
Value of shares redeemed	(12,008,048)	(21,693,417)

Change in net assets resulting from capital transactions	(1,545,405)	12,468,833

Change in net assets	1,413,084	(26,188,470)
Net Assets:
Beginning of period	36,236,948	62,425,418

End of period	$37,650,032	$36,236,948

Accumulated net investment income/(loss)	$(34,098)	$—

Share Transactions:
Shares issued	1,991,396	2,497,131
Dividends reinvested	—	1,296,666
Shares redeemed	(2,076,140)	(2,445,568)

Change in shares	(84,744)	1,348,229

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

					April 29,
	Six Months				2005 to
	Ended	Year Ended December 31,			December 31,
	June 30, 2009	2008	2007	2006	2005 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$5.86	$12.90	$12.50	$11.23	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)	(0.04)	(0.08)	(0.03)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.32	(4.96)	0.83	1.30	1.24

Total from Investment Activities	0.31	(5.00)	0.75	1.27	1.23

Dividends to Shareholders From:
Net Realized Gains	—	(2.04)	(0.35)	—	—

Total Dividends	—	(2.04)	(0.35)	—	—

Net Asset Value, End of Period	$6.17	$5.86	$12.90	$12.50	$11.23

Total Return(b)(c)	5.29%	(43.35)%	6.07%	11.31%	12.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$37,650	$36,237	$62,425	$94,669	$45,548
Net Investment Income/(Loss)(d)	(0.19)%	(0.54)%	(0.47)%	(0.23)%	(0.22)%
Expenses Before Reductions(d)(e)	1.25%	1.26%	1.23%	1.24%	1.35%
Expenses Net of Reductions(d)	1.25%	1.26%	1.23%	1.23%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	N/A	1.26%	1.23%	1.24%	N/A
Portfolio Turnover Rate(c)	118.11%	225.56%	239.53%	94.34%	83.87%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

10

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Turner Investment Partners, Inc. (“Turner”), Turner provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Turner Quantitative Small Cap Growth Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $991 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$36,249,946	$—	$36,249,946
Common Stocks — Foreign(a)	1,138,003	—	1,138,003

Total Investment Securities	$37,387,949	$—	$37,387,949

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Turner Quantitative Small Cap Growth Fund	$41,318,899	$42,496,716

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Turner Quantitative Small Cap Growth Fund	$16,481,173

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,393,837 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Turner Quantitative Small Cap Growth Fund	$4,812,577	$5,910,848	$10,723,425

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Accumulated		Accumulated
	Capital and	Unrealized	Earnings
	Other Losses	Depreciation(a)	(Deficit)
AZL Turner Quantitative Small Cap Growth Fund	$(21,875,010)	$(3,706,747)	$(25,581,757)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Van Kampen
Comstock Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Comstock Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Comstock Fund	$1,000.00	$1,022.70	$5.32	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Comstock Fund	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Comstock Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Beverages	2.2
Capital Markets	3.1
Chemicals	1.1
Commercial Banks	2.3
Communications Equipment	1.3
Computers & Peripherals	4.7
Diversified Financial Services	3.7
Diversified Telecommunication Services	3.8
Electric Utilities	0.5
Electronic Equipment & Instruments	0.2
Energy Equipment & Services	1.2
Food & Staples Retailing	3.3
Food Products	6.9
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	3.0
Household Products	0.6
Industrial Conglomerates	1.0
Insurance	9.7
Internet & Catalog Retail	0.4
Internet Software & Services	3.1
IT Services	1.1
Media	13.8
Metals & Mining	1.3
Multiline Retail	1.8
Oil, Gas & Consumable Fuels	2.4
Paper & Forest Products	3.5
Pharmaceuticals	11.3
Semiconductors & Semiconductor Equipment	2.0
Software	0.8
Specialty Retail	1.7
Tobacco	1.8
Investment Company	5.1

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.8%):
Beverages (2.2%):
104,800	Coca-Cola Co. (The)	$5,029,352
125,436	Dr Pepper Snapple Group, Inc.*	2,657,989

		7,687,341

Capital Markets (3.1%):
274,500	Bank of New York Mellon Corp.	8,045,595
17,100	Goldman Sachs Group, Inc.	2,521,224

		10,566,819

Chemicals (1.1%):
144,032	E.I. du Pont de Nemours & Co.	3,690,100

Commercial Banks (2.3%):
84,500	PNC Financial Services Group, Inc.	3,279,445
109,600	U.S. Bancorp	1,964,032
118,600	Wells Fargo & Co.	2,877,236

		8,120,713

Communications Equipment (1.3%):
238,000	Cisco Systems, Inc.*	4,436,320

Computers & Peripherals (4.7%):
565,845	Dell, Inc.*	7,769,052
97,200	Hewlett-Packard Co.	3,756,780
43,600	International Business Machines Corp.	4,552,712

		16,078,544

Diversified Financial Services (3.7%):
272,587	Bank of America Corp.	3,598,148
272,798	JPMorgan Chase & Co.	9,305,140

		12,903,288

Diversified Telecommunication Services (3.8%):
198,300	AT&T, Inc.	4,925,772
272,000	Verizon Communications, Inc.	8,358,560

		13,284,332

Electric Utilities (0.5%):
54,700	Emerson Electric Co.	1,772,280

Electronic Equipment & Instruments (0.2%):
24,340	Cognex Corp.	343,924
62,875	Flextronics International, Ltd.*	258,416

		602,340

Energy Equipment & Services (1.2%):
197,200	Halliburton Co.	4,082,040

Food & Staples Retailing (3.3%):
133,400	CVS Caremark Corp.	4,251,458
146,000	Wal-Mart Stores, Inc.	7,072,240

		11,323,698

Food Products (6.9%):
272,748	Cadbury plc, ADR	9,382,531
281,845	Kraft Foods, Inc., Class A	7,141,952
298,300	Unilever NV, New York Shares	7,212,894

		23,737,377

Health Care Equipment & Supplies (1.2%):
419,400	Boston Scientific Corp.*	4,252,716

Health Care Providers & Services (3.0%):
197,014	Cardinal Health, Inc.	6,018,778
75,000	UnitedHealth Group, Inc.	1,873,500
46,400	WellPoint, Inc.*	2,361,296

		10,253,574

Household Products (0.6%):
21,200	Kimberly-Clark Corp.	1,111,516
19,700	Procter & Gamble Co. (The)	1,006,670

		2,118,186

Industrial Conglomerate (1.0%):
307,264	General Electric Co.	3,601,134

Insurance (9.7%):
37,800	AFLAC, Inc.	1,175,202
1,140	Berkshire Hathaway, Inc., Class B*	3,301,132
384,260	Chubb Corp. (The)	15,324,289
127,700	MetLife, Inc.	3,832,277
66,750	Torchmark Corp.	2,472,420
183,300	Travelers Cos., Inc. (The)	7,522,632

		33,627,952

Internet & Catalog Retail (0.4%):
292,550	Liberty Media Corp. — Capital, Series A*	1,465,675

Internet Software & Services (3.1%):
550,900	eBay, Inc.*	9,436,917
88,600	Yahoo!, Inc.*	1,387,476

		10,824,393

IT Services (1.1%):
50,700	Accenture, Ltd., Class A	1,696,422
24,000	Computer Sciences Corp.*	1,063,200
62,029	Western Union Co.	1,017,276

		3,776,898

Media (13.8%):
887,244	Comcast Corp., Class A	12,856,166
181,180	Liberty Media Corp. — Entertainment, Series A*	4,846,565
497,800	News Corp., Class B	5,261,746
96,246	Time Warner Cable, Inc.	3,048,111

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued

		Fair
Shares		Value
Common Stocks, continued
Media, continued

330,866	Time Warner, Inc.	$8,334,514
578,700	Viacom, Inc., Class B*	13,136,490

		47,483,592

Metals & Mining (1.3%):
445,600	Alcoa, Inc.	4,603,048

Multiline Retail (1.8%):
93,400	J.C. Penney Co., Inc.	2,681,514
196,243	Macy’s, Inc.	2,307,818
31,800	Target Corp.	1,255,146

		6,244,478

Oil, Gas & Consumable Fuels (2.4%):
40,800	BP plc, SP ADR	1,945,344
27,300	Chevron Corp.	1,808,625
47,800	ConocoPhillips	2,010,468
47,900	Total SA, ADR	2,597,617

		8,362,054

Paper & Forest Products (3.5%):
794,415	International Paper Co.	12,019,499

Pharmaceuticals (11.3%):
51,800	Abbott Laboratories	2,436,672
374,300	Bristol-Myers Squibb Co.	7,602,033
118,100	Eli Lilly & Co.	4,090,984
43,100	GlaxoSmithKline plc, ADR	1,523,154
451,021	Pfizer, Inc.	6,765,315
69,200	Roche Holding AG, ADR	2,360,412
337,000	Schering Plough Corp.	8,465,440
125,000	Wyeth	5,673,750

		38,917,760

Semiconductors & Semiconductor Equipment (2.0%):
262,700	Intel Corp.	4,347,685
108,100	KLA-Tencor Corp.	2,729,525

		7,077,210

Software (0.8%):
112,655	Microsoft Corp.	2,677,809

Specialty Retail (1.7%):
126,841	Home Depot, Inc.	2,997,253
140,600	Lowe’s Cos., Inc.	2,729,046

		5,726,299

Tobacco (1.8%):
157,400	Altria Group, Inc.	2,579,786
81,100	Philip Morris International, Inc.	3,537,582

		6,117,368

Total Common Stocks (Cost $385,479,846)		327,434,837

Investment Company (5.1%):
17,608,645	Dreyfus Treasury Prime Cash Management, 0.09%(a)	17,608,645

Total Investment Company (Cost $17,608,645)		17,608,645

Total Investment Securities (Cost $403,088,491)(b) — 99.9%		345,043,482
Net other assets (liabilities) — 0.1%		228,344

Net Assets — 100.0%		$345,271,826

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $422,820,527. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,181,205
Unrealized depreciation	(89,958,250)

Net unrealized depreciation	$(77,777,045)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	92.1%
United Kingdom	3.7%
Netherlands	2.1%
France	0.8%
Switzerland	0.7%
Bermuda	0.5%
Singapore	0.1%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Van
Kampen
Comstock
Fund

Assets:
Investment securities, at cost	$403,088,491

Investment securities, at value	$345,043,482
Interest and dividends receivable	484,745
Receivable for capital shares issued	37,158
Receivable for investments sold	357,238
Prepaid expenses	4,261

Total Assets	345,926,884

Liabilities:
Payable for investments purchased	138,592
Payable for capital shares redeemed	114,553
Manager fees payable	203,374
Administration fees payable	13,636
Distribution fees payable	71,166
Administrative and compliance services fees payable	10,877
Trustee fees payable	620
Other accrued liabilities	102,240

Total Liabilities	655,058

Net Assets	$345,271,826

Net Assets Consist of:
Capital	$542,594,387
Accumulated net investment income/(loss)	13,889,704
Accumulated net realized gains/(losses) from investment transactions	(153,167,256)
Net unrealized appreciation/(depreciation) on investments	(58,045,009)

Net Assets	$345,271,826

Shares of beneficial interest (unlimited number of shares authorized, no par value)	54,726,100
Net Asset Value (offering and redemption price per share)	$6.31

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Van
Kampen
Comstock
Fund

Investment Income:
Interest	$39,327
Dividends	4,460,884

Total Investment Income	4,500,211

Expenses:
Manager fees	1,212,833
Administration fees	78,986
Distribution fees	403,255
Custodian fees	4,581
Administrative and compliance service fees	10,877
Trustees’ fees	19,246
Professional fees	28,869
Shareholder reports	36,348
Other expenses	10,576

Total expenses before reductions	1,805,571
Less expenses waived/reimbursed by the Manager	(58,922)
Less expenses paid indirectly	(39,575)

Net expenses	1,707,074

Net Investment Income/(Loss)	2,793,137

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(50,520,054)
Change in unrealized appreciation/(depreciation) on investments	57,543,654

Net Realized/Unrealized Gains/(Losses) on Investments	7,023,600

Change in Net Assets Resulting From Operations	$9,816,737

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van
	Kampen Comstock Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,793,137	$11,096,567
Net realized gains/(losses) on investment transactions	(50,520,054)	(101,375,285)
Change in unrealized appreciation/(depreciation) on investments	57,543,654	(144,191,796)

Change in net assets resulting from operations	9,816,737	(234,470,514)

Dividends to Shareholders:
From net investment income	—	(11,495,701)
From net realized gains on investments	—	(64,515,640)

Change in net assets resulting from dividends to shareholders	—	(76,011,341)

Capital Transactions:
Proceeds from shares issued	37,714,620	74,843,093
Proceeds from dividends reinvested	—	76,011,341
Value of shares redeemed	(48,028,280)	(249,100,159)

Change in net assets resulting from capital transactions	(10,313,660)	(98,245,725)

Change in net assets	(496,923)	(408,727,580)
Net Assets:
Beginning of period	345,768,749	754,496,329

End of period	$345,271,826	$345,768,749

Accumulated net investment income/(loss)	$13,889,704	$11,096,567

Share Transactions:
Shares issued	7,026,024	8,508,015
Dividends reinvested	—	9,303,714
Shares redeemed	(8,318,424)	(29,078,183)

Change in shares	(1,292,400)	(11,266,454)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$6.17	$11.21	$12.00	$11.15	$11.23	$9.63

Investment Activities:
Net Investment Income/(Loss)	0.06	0.22	0.19	0.18	0.11	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.08	(3.95)	(0.43)	1.52	0.31	1.54

Total from Investment Activities	0.14	(3.73)	(0.24)	1.70	0.42	1.64

Dividends to Shareholders From:
Net Investment Income	—	(0.20)	(0.20)	(0.13)	(0.04)	(0.04)
Net Realized Gains	—	(1.11)	(0.35)	(0.72)	(0.46)	—

Total Dividends	—	(1.31)	(0.55)	(0.85)	(0.50)	(0.04)

Net Asset Value, End of Period	$6.31	$6.17	$11.21	$12.00	$11.15	$11.23

Total Return(a)(b)	2.27%	(36.18)%	(2.22)%	15.76%	3.92%	17.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$345,272	$345,769	$754,496	$705,155	$559,933	$380,374
Net Investment Income/(Loss)(c)	1.73%	2.00%	1.58%	1.71%	1.44%	1.13%
Expenses Before Reductions(c)(d)	1.12%	1.07%	1.08%	1.08%	1.19%	1.20%
Expenses Net of Reductions(c)	1.06%	1.01%	1.05%	1.05%	1.18%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.08%	1.03%	1.05%	1.05%	1.19%	—%
Portfolio Turnover Rate(b)	19.15%	25.81%	22.75%	28.14%	30.83%	31.77%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Comstock Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

The Fund did not enter into any derivative instruments during the period. The following is a description of derivative instruments that the Fund may utilize, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and over $500 million at 0.675%. The Manager is voluntarily reducing the management fees as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and over $500 million at 0.65%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $8,966 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

For the period ended June 30, 2009, the Fund paid approximately $1,355 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$300,458,047	$—	$300,458,047
Common Stocks — Foreign(a)	26,976,790	—	26,976,790
Investment Companies	17,608,645	—	17,608,645

Total Investment Securities	$345,043,482	$—	$345,043,482

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Comstock Fund	$59,103,113	$71,115,317

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Van Kampen Comstock Fund	$52,518,858

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $41,745,462 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Comstock Fund	$15,803,839	$60,207,502	$76,011,341

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Comstock Fund	$11,096,567	$11,096,567	$(94,264,320)	$(123,971,545)	$(207,139,298)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Van Kampen
Equity and Income Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Equity and Income Fund	$1,000.00	$1,023.30	$5.47	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Equity and Income Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Equity and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	0.8%
Auto Components	0.5
Automobiles	0.3
Beverages	0.5
Capital Markets	1.1
Commercial Banks	2.3
Commercial Services & Supplies	0.9
Communications Equipment	1.1
Computers & Peripherals	1.5
Diversified Financial Services	4.2
Diversified Telecommunication Services	1.7
Electric Utilities	2.8
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	1.0
Food & Staples Retailing	0.9
Food Products	3.1
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	0.6
Household Durables	1.0
Industrial Conglomerates	2.6
Insurance	4.8
Internet Software & Services	1.7
Machinery	1.2
Media	5.2
Metals & Mining	1.6
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	8.2
Personal Products	0.8
Pharmaceuticals	5.2
Semiconductors & Semiconductor Equipment	1.9
Software	0.2
Specialty Retail	1.9
Tobacco	0.4
Convertible Bonds	11.0
Corporate Bonds	6.5
Preferred Stocks	2.7
U.S. Treasury Obligations	7.8
Asset Backed Securities	0.1
U.S. Government Agency Mortgages	1.7
Yankee Dollar	1.1
Investment Company	5.2

99.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (63.6%):
Aerospace & Defense (0.8%):
16,800	General Dynamics Corp.	$930,552
14,360	Raytheon Co.	638,015

		1,568,567

Auto Components (0.5%):
30,000	Autoliv, Inc.	863,100

Automobiles (0.3%):
39,522	Harley-Davidson, Inc.	640,652

Beverages (0.5%):
20,370	Coca-Cola Co. (The)	977,556

Capital Markets (1.1%):
107,306	Charles Schwab Corp.	1,882,147
6,000	State Street Corp.	283,200

		2,165,347

Commercial Banks (2.3%):
30,600	BB&T Corp.	672,588
12,700	Comerica, Inc.	268,605
22,449	First Horizon National Corp.*	269,390
73,299	KeyCorp	384,087
27,963	Mitsubishi UFJ Financial Group, Inc., ADR	171,693
88,336	Mizuho Financial Group, Inc., ADR	407,229
43,423	PNC Financial Services Group, Inc.	1,685,247
11,000	Sumitomo Mitsui Financial Group, Inc.	444,891

		4,303,730

Commercial Services & Supplies (0.9%):
20,784	Manpower, Inc.	879,995
32,800	Robert Half International, Inc.	774,736

		1,654,731

Communications Equipment (1.1%):
114,610	Cisco Systems, Inc.*	2,136,330

Computers & Peripherals (1.5%):
30,560	EMC Corp.*	400,336
61,006	Hewlett-Packard Co.	2,357,882

		2,758,218

Diversified Financial Services (4.2%):
108,400	Bank of America Corp.	1,430,880
195,503	JPMorgan Chase & Co.	6,668,607

		8,099,487

Diversified Telecommunication Services (1.7%):
105,896	Verizon Communications, Inc.	3,254,184

Electric Utilities (2.8%):
93,494	American Electric Power Co., Inc.	2,701,041
16,711	Entergy Corp.	1,295,437
35,960	FirstEnergy Corp.	1,393,450

		5,389,928

Electronic Equipment & Instruments (0.8%):
72,100	Agilent Technologies, Inc.*	1,464,351

Energy Equipment & Services (1.0%):
33,190	Schlumberger, Ltd.	1,795,911
5,100	Smith International, Inc.	131,325

		1,927,236

Food & Staples Retailing (0.9%):
9,460	Wal-Mart Stores, Inc.	458,242
43,900	Walgreen Co.	1,290,660

		1,748,902

Food Products (3.1%):
93,862	Cadbury plc, ADR	3,228,853
111,460	Unilever NV, New York Shares	2,695,103

		5,923,956

Health Care Equipment & Supplies (1.7%):
144,120	Boston Scientific Corp.*	1,461,377
48,870	Covidien plc	1,829,693

		3,291,070

Health Care Providers & Services (0.5%):
31,410	Cardinal Health, Inc.	959,575

Hotels, Restaurants & Leisure (0.6%):
82,240	Starbucks Corp.*	1,142,314

Household Durables (1.0%):
74,090	Sony Corp., SP ADR	1,915,967

Industrial Conglomerates (2.6%):
108,900	General Electric Co.	1,276,308
26,730	Siemens AG, ADR	1,849,449
67,040	Tyco International, Ltd.	1,741,699

		4,867,456

Insurance (4.8%):
47,462	Chubb Corp. (The)	1,892,785
223,555	Marsh & McLennan Cos., Inc.	4,500,162
10,200	Transatlantic Holdings, Inc.	441,966
57,529	Travelers Cos., Inc. (The)	2,360,990

		9,195,903

Internet Software & Services (1.7%):
185,200	eBay, Inc.*	3,172,476

Machinery (1.2%):
31,739	Dover Corp.	1,050,244
60,675	Ingersoll Rand Co., Class A	1,268,107

		2,318,351

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Media (5.2%):
159,284	Comcast Corp., Class A	$2,308,025
36,695	Time Warner Cable, Inc.	1,162,131
131,871	Time Warner, Inc.	3,321,830
140,028	Viacom, Inc., Class B*	3,178,636

		9,970,622

Metals & Mining (1.6%):
24,600	Freeport-McMoRan Copper & Gold, Inc., Class B	1,232,706
43,740	Newmont Mining Corp.	1,787,654

		3,020,360

Multiline Retail (0.6%):
92,110	Macy’s, Inc.	1,083,214

Oil, Gas & Consumable Fuels (8.2%):
56,300	Anadarko Petroleum Corp.	2,555,457
33,430	BP plc, SP ADR	1,593,942
17,490	ConocoPhillips	735,629
24,750	Devon Energy Corp.	1,348,875
32,940	Exxon Mobil Corp.	2,302,836
20,630	Hess Corp.	1,108,863
51,270	Occidental Petroleum Corp.	3,374,079
53,980	Royal Dutch Shell plc, ADR	2,709,256

		15,728,937

Personal Products (0.8%):
45,030	Estee Lauder Co., Inc. (The), Class A	1,471,130

Pharmaceuticals (5.2%):
32,300	Abbott Laboratories	1,519,392
33,710	Bayer AG, ADR	1,806,856
115,910	Bristol-Myers Squibb Co.	2,354,132
43,700	Pfizer, Inc.	655,500
59,280	Roche Holding AG, ADR	2,022,041
65,226	Schering Plough Corp.	1,638,477

		9,996,398

Semiconductors & Semiconductor Equipment (1.9%):
52,900	ASML Holding NV	1,145,285
91,351	Intel Corp.	1,511,859
37,190	Lam Research Corp.*	966,940

		3,624,084

Software (0.2%):
22,826	Symantec Corp.*	355,173

Specialty Retail (1.9%):
49,500	Gap, Inc. (The)	811,800
120,680	Home Depot, Inc.	2,851,668

		3,663,468

Tobacco (0.4%):
15,340	Philip Morris International, Inc.	669,131

Total Common Stocks (Cost $121,651,636)		121,321,904

Principal		Fair
Amount		Value
Convertible Bonds (11.0%):
Auto Components (0.3%):
$478,000	BorgWarner, Inc., 3.50%, 4/15/12	$601,682

Biotechnology (0.2%):
559,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	361,952

Commercial Services & Supplies (0.8%):
339,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @100	300,863
500,000	Omnicom Group, Inc., 1.08%, 7/31/32, Callable 8/2/10 @100	499,375
507,000	Sandisk Corp., 1.00%, 5/15/13	318,142
512,000	Xilinx, Inc., 3.13%, 3/15/37	375,040

		1,493,420

Communications Equipment (0.1%):
273,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @100	202,020

Diversified Telecommunication Services (0.6%):
878,000	L-3 Communication Corp., 3.00%, 8/1/35	843,977
570,000	Lucent Technologies Corp., 2.75%, 6/15/25	403,988

		1,247,965

Electric Utilities (0.1%):
38,000	PG&E Corp., 9.50%, 6/30/10	98,088

Electronic Equipment & Instruments (0.4%):
400,000	JDS Uniphase, 1.00%, 5/15/26	296,000
460,000	Linear Technology Corp., 3.00%, 5/1/27	380,650

		676,650

Health Care Equipment & Supplies (1.5%):
580,000	Allergan, Inc., 1.50%, 4/1/26	589,425
525,000	Invitrogen Corp., 1.50%, 2/15/24	520,406
171,000	Invitrogen Corp., 3.25%, 6/15/25	178,054
923,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	740,708
887,000	Medtronic, Inc., 1.50%, 4/15/11	858,172

		2,886,765

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued

Hotels, Restaurants & Leisure (0.4%):
$716,000	International Game Technology, Inc., 3.25%, 5/1/14	$770,595

Industrial Conglomerate (0.1%):
259,000	Textron, Inc., Series TXT, 4.50%, 5/1/13	259,648

IT Services (1.6%):
1,235,000	3M Co., 5.54%, 11/21/32, Callable 5/14/09 @84.89	1,037,400
856,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	702,990
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	382,800
525,000	DST Systems, Inc., Series A, 4.13%, 8/15/23	517,781
347,000	Symantec Corp., 0.75%, 6/15/11	349,603

		2,990,574

Life Sciences Tools & Services (0.5%):
925,000	Millipore Corp., 3.75%, 6/1/26, Callable 12/1/11 @100	913,437

Machinery (0.2%):
468,000	Allied Waste Technologies, 4.25%, 4/15/34	453,960

Media (0.6%):
275,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23, Callable 3/15/13 @100	241,656
468,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23	411,255
545,700	Liberty Media Corp., 3.13%, 3/30/23	463,163

		1,116,074

Metals & Mining (0.2%):
75,000	Alcoa, Inc., 5.25%, 3/15/14	131,344
100,000	ArcelorMittal, 5.00%, 5/15/14	126,250
79,000	United States Steel Corp., 4.00%, 5/15/14	103,391

		360,985

Oil, Gas & Consumable Fuels (0.1%):
202,000	Cameron International Corp., 2.50%, 6/15/26, Callable 6/20/11 @100	229,523

Pharmaceuticals (2.5%):
800,000	Amgen, Inc., 0.38%, 2/1/13	722,000
900,000	Amgen, Inc., 0.38%, 2/1/13	812,250
1,126,000	Mylan, Inc., 1.25%, 3/15/12	975,397
1,179,000	Omnicare, Inc., 3.25%, 12/15/35	816,458
1,444,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	1,424,145

		4,750,250

Semiconductors & Semiconductor Equipment (0.5%):
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @100	229,218
483,000	ON Semiconductor Corp., 2.63%, 12/15/26, Callable 12/20/13 @100	431,077
354,000	Xilinx, Inc., 3.13%, 3/15/37	259,305

		919,600

Software (0.2%):
336,000	Symantec Corp., 1.00%, 6/15/13	334,320

Textiles, Apparel & Luxury Goods (0.1%):
326,000	Iconix Brand Group, Inc., 1.88%, 6/30/12	279,137

Total Convertible Bonds (Cost $21,917,066)		20,946,645

Corporate Bonds (6.5%):
Aerospace & Defense (0.0%):
30,000	Boeing Co., 6.00%, 3/15/19	32,713

Air Freight & Logistics (0.0%):
40,000	Fedex Corp., 5.50%, 8/15/09	40,149

Automobiles (0.0%):
55,000	Daimler Finance North America LLC, 7.30%, 1/15/12	56,955
15,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	15,779

		72,734

Beverages (0.1%):
65,000	Anheuser-Busch InBev NV, 7.20%, 1/15/14	69,883
20,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	20,179

5

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Beverages, continued

$60,000	Coca-Cola Co. (The), 4.88%, 3/15/19	$61,652

		151,714

Biotechnology (0.1%):
35,000	Amgen, Inc., 5.70%, 2/1/19	36,925
45,000	Biogen Idec, Inc., 6.88%, 3/1/18	45,594
20,000	Monsanto Co., 5.13%, 4/15/18	20,721

		103,240

Capital Markets (0.0%):
20,000	State Street Corp., 4.30%, 5/30/14	19,773

Chemicals (0.0%):
50,000	E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	53,897

Commercial Banks (0.4%):
295,000	Bank of America Corp., 5.75%, 12/1/17	262,676
55,000	Bank of America Corp., 5.65%, 5/1/18	48,600
55,000	BB&T Corp., 6.85%, 4/30/19, MTN	57,198
85,000	Citigroup, Inc., 6.13%, 5/15/18	74,346
105,000	HBOS plc, 6.75%, 5/21/18	79,263
20,000	National City Corp., 4.00%, 2/1/11	19,650
50,000	PNC Funding Corp., 6.70%, 6/10/19	51,570
65,000	U.S. Bancorp, 4.20%, 5/15/14	65,735
180,000	Wells Fargo & Co., 5.63%, 12/11/17	177,180

		836,218

Commercial Services & Supplies (0.1%):
70,000	Archer Daniels Midland Co., 5.45%, 3/15/18	73,604
100,000	The President & Fellows of Harvard College, 6.00%, 1/15/19	109,086

		182,690

Communications Equipment (0.0%):
55,000	Cisco Systems, Inc., 4.95%, 2/15/19	54,997
20,000	Cisco Systems, Inc., 5.90%, 2/15/39	19,696

		74,693

Computers & Peripherals (0.2%):
45,000	Hewlett-Packard Co., 4.75%, 6/2/14	46,977
30,000	Hewlett-Packard Co., 5.50%, 3/1/18	31,536
100,000	IBM Corp., 8.00%, 10/15/38	129,431
306,000	NetApp, Inc., 1.75%,6/1/13	268,897

		476,841

Consumer Finance (0.0%):
5,000	American Express Co., 8.13%, 5/20/19	5,189
35,000	Capital One Financial Corp., 7.38%, 5/23/14	36,091

		41,280

Diversified Consumer Services (0.7%):
215,000	AIG SunAmerica Global Finance Vi, 6.30%, 5/10/11	201,983
105,000	American Express Credit Co., Series C, 7.30%, 8/20/13, MTN	109,169
100,000	Farmers Exchange Capital, 7.05%, 7/15/28	69,227
80,000	FBG Finance, Ltd., 5.13%, 6/15/15	74,942
10,000	FedEx Corp., 7.25%, 2/15/11	10,602
80,000	General Electric Capital Corp., 4.75%, 9/15/14	78,589
125,000	General Electric Capital Corp., 5.63%, 9/15/17	119,631
60,000	Household Finance Corp., 8.00%, 7/15/10	62,291
165,000	Household Finance Corp., 6.38%, 10/15/11	168,720
65,000	HSBC Finance Corp., 6.75%, 5/15/11	66,833
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	42,663
15,000	Procter & Gamble Co., 4.60%, 1/15/14	15,775

6

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued

$35,000	Prudential Financial, Inc., 6.63%, 12/1/37	$30,324
105,000	Telefonica Europe BV, 8.25%, 9/15/30	129,996
115,000	Xlliac Global Funding, 4.80%, 8/10/10	107,099

		1,287,844

Diversified Financial Services (1.5%):
55,000	Bank of America Corp., 7.63%, 6/1/19	55,245
75,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	76,322
45,000	Bank of New York Mellon Corp., 5.13%, 8/27/13	47,367
10,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	10,018
90,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	94,859
30,000	Caterpillar Financial Services Corp., Series F, 4.90%, 8/15/13, MTN	29,887
135,000	Citigroup, Inc., 6.13%, 11/21/17	118,363
35,000	Citigroup, Inc., 8.50%, 5/22/19	35,603
45,000	Credit Suisse (USA), Inc., 5.13%, 8/15/15	46,144
110,000	E ON International Finance BV, 5.80%, 4/30/18	114,445
180,000	General Electric Capital Corp., 5.63%, 5/1/18	170,241
290,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	282,337
55,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	48,895
45,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18	39,043
55,000	John Deere Capital Corp., 5.75%, 9/10/18, MTN	56,120
1,020,000	JPMorgan Chase & Co., 2.13%, 12/26/12	1,014,841
210,000	JPMorgan Chase & Co., 4.75%, 5/1/13	212,664
60,000	JPMorgan Chase & Co., 6.00%, 1/15/18	59,604
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	65,379
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	64,789
55,000	NiSource Finance Corp., 6.80%, 1/15/19	51,540
70,000	NYSE Euronext, 4.80%, 6/28/13	72,462
50,000	Wachovia Corp., 5.50%, 5/1/13, MTN	51,650

		2,817,818

Diversified Telecommunication Services (0.3%):
70,000	AT&T Corp., 8.00%, 11/15/31(a)	80,793
190,000	AT&T, Inc., 6.30%, 1/15/38	183,588
15,000	AT&T, Inc., 6.55%, 2/15/39	14,973
25,000	SBC Communications, Inc., 6.15%, 9/15/34	23,733
180,000	Verizon Communications, Inc., 5.50%, 2/15/18	178,760
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	67,619
35,000	Verizon Communications, Inc., 8.95%, 3/1/39	44,199
10,000	Verizon Wireless Capital LLC, 5.55%, 2/1/14	10,616

		604,281

Electric Utilities (0.4%):
30,000	Alabama Power Co., 5.80%, 11/15/13	32,503
10,000	Consumers Energy Corp., 4.00%, 5/15/10	10,112
55,000	Detroit Edison Co., 6.13%, 10/1/10	56,985
40,000	Emerson Electric Co., 4.88%, 10/15/19	40,013
45,000	FPL Group Capital, Inc., 6.00%, 3/1/19	48,334
20,000	Georgia Power Co., 6.00%, 11/1/13	21,813
80,000	Ohio Edison, 6.40%, 7/15/16	81,714
40,000	Ohio Power Co., 6.00%, 6/1/16	40,741
25,000	PacifiCorp, 5.50%, 1/15/19	26,441
55,000	Peco Energy Co., 5.35%, 3/1/18	56,254
45,000	PPL Energy Supply LLC, 6.30%, 7/15/13	47,178
65,000	Progress Energy, Inc., 7.05%, 3/15/19	72,117
55,000	Public Service Co. of Colorado, 6.50%, 8/1/38	62,381

7

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Electric Utilities, continued

$35,000	Union Electric Co., 6.70%, 2/1/19	$36,578
80,000	Virginia Electric & Power Co., 8.88%, 11/15/38	107,220

		740,384

Electrical Equipment (0.0%):
15,000	Emerson Electric Co., 5.00%, 4/15/19	15,091

Electronic Equipment & Instruments (0.1%):
30,000	Corning, Inc., 6.63%, 5/15/19	30,660
130,000	General Electric Co., 5.25%, 12/6/17	127,666

		158,326

Food & Staples Retailing (0.2%):
10,000	ConAgra Foods, Inc., 7.00%, 10/1/28	9,936
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	66,926
25,000	Delhaize America, Inc., 9.00%, 4/15/31	30,349
35,000	General Mills, Inc., 5.25%, 8/15/13	36,967
60,000	Kraft Foods, Inc., 6.13%, 2/1/18	62,035
75,000	Kraft Foods, Inc., 6.13%, 8/23/18	77,670
5,000	Kraft Foods, Inc., 7.00%, 8/11/37	5,280
40,000	Kroger Co., 5.00%, 4/15/13	40,920
10,000	Kroger Co., 6.40%, 8/15/17	10,602
15,000	McDonald’s Corp., Series I, 5.00%, 2/1/19, MTN	15,378
35,000	McDonald’s Corp., 5.70%, 2/1/39	34,652
55,000	Yum! Brands, Inc., 8.88%, 4/15/11	60,037
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	20,578

		471,330

Food Products (0.1%):
25,000	Bunge Limited Finance Corp., 8.50%, 6/15/19	26,141
70,000	General Mills, Inc., 5.65%, 2/15/19	73,162
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	15,867

		115,170

Gas Utilities (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	47,334

Health Care Equipment & Supplies (0.1%):
20,000	Baxter International, Inc., 5.38%, 6/1/18	20,942
321,000	Wright Medical Group, Inc., 2.63%, 12/1/14	242,355

		263,297

Health Care Providers & Services (0.1%):
100,000	Roche Holdings, Inc., 6.00%, 3/1/19	106,628
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	57,584

		164,212

Household Products (0.0%):
25,000	Procter & Gamble Co., 4.70%, 2/15/19	25,353
10,000	Procter & Gamble Co., 5.55%, 3/5/37	10,127

		35,480

Industrial Conglomerates (0.1%):
45,000	Honeywell International, Inc., 5.30%, 3/1/18	46,996
60,000	Parker Hannifin Corp., Series A, 5.50%, 5/15/18, MTN	61,357

		108,353

Insurance (0.3%):
60,000	ACE INA Holdings, Inc., 5.60%, 5/15/15	60,736
50,000	Allstate Corp. (The), 7.45%, 5/16/19	54,093
130,000	Berkshire Hathaway Finance Corp., 5.40%, 5/15/18	133,970
20,000	Chubb Corp. (The), 5.75%, 5/15/18	20,745
15,000	MetLife, Inc., 6.75%, 6/1/16	15,271
65,000	MetLife, Inc., Series A, 6.82%, 8/15/18	65,462
20,000	MetLife, Inc., 7.72%, 2/15/19	21,393
45,000	Principal Financial Group, Inc., 8.88%, 5/15/19	47,242

8

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Insurance, continued

$20,000	Prudential Financial, Inc., 7.38%, 6/15/19	$19,637
55,000	Travelers Cos., Inc. (The), 5.80%, 5/15/18	56,533
15,000	Travelers Cos., Inc. (The), 5.90%, 6/2/19	15,453
35,000	WellPoint, Inc., 4.25%, 12/15/09	35,416
10,000	WellPoint, Inc., 7.00%, 2/15/19	10,338

		556,289

Machinery (0.1%):
20,000	Caterpillar, Inc., 7.90%, 12/15/18	23,067
55,000	Cooper Industries, Inc., 5.25%, 11/15/12	58,739

		81,806

Media (0.3%):
10,000	Comcast Corp., 6.50%, 1/15/17	10,609
190,000	Comcast Corp., 5.70%, 5/15/18	191,021
75,000	News America, Inc., 6.90%, 3/1/19	78,151
105,000	Time Warner Cable, Inc., 6.75%, 7/1/18	109,365
60,000	Time Warner Cable, Inc., 8.75%, 2/14/19	69,896
35,000	Time Warner Cable, Inc., 8.25%, 4/1/19	39,712
40,000	Time Warner, Inc., 5.88%, 11/15/16	39,420
55,000	Time Warner, Inc., 7.70%, 5/1/32	54,047
50,000	Viacom, Inc., 6.88%, 4/30/36	46,065

		638,286

Multiline Retail (0.2%):
98,813	CVS Lease Pass Through, 6.04%, 12/10/28	84,428
80,000	Home Depot, Inc., 5.40%, 3/1/16	79,858
115,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	119,487
45,000	Wal-Mart Stores, Inc., 4.13%, 2/1/19	43,796
50,000	Walgreen Co., 5.25%, 1/15/19	52,013

		379,582

Office Electronics (0.0%):
60,000	Xerox Corp., 6.35%, 5/15/18	53,550

Oil, Gas & Consumable Fuels (0.4%):
40,000	Apache Corp., 6.90%, 9/15/18	45,796
25,000	Centerpoint Energy Resource, 7.88%, 4/1/13	26,667
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	22,572
80,000	Chevron Corp., 4.95%, 3/3/19	82,663
130,000	ConocoPhillips Co., 5.20%, 5/15/18	131,278
20,000	ConocoPhillips Co., 5.75%, 2/1/19	21,020
70,000	Enterprise Products Partners LP, 6.50%, 1/31/19	71,141
80,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	78,311
60,000	Plains All American Pipeline, 6.70%, 5/15/36	54,097
65,000	Questar Market Resources, Inc., 6.80%, 4/1/18	61,245
85,000	XTO Energy, Inc., 5.50%, 6/15/18	85,175

		679,965

Pharmaceuticals (0.4%):
85,000	Amgen, Inc., 5.85%, 6/1/17	90,194
30,000	Bristol-Myers Squibb Co., 5.45%, 5/1/18	31,785
85,000	GlaxoSmithKline Capital plc, 5.65%, 5/15/18	90,032
60,000	Medco Health Solutions, Inc., 7.13%, 3/15/18	63,185
155,000	Merck & Co., Inc., 5.00%, 6/30/19	156,942
55,000	Novartis Capital Corp., 4.13%, 2/10/14	56,615
155,000	Pfizer, Inc., 6.20%, 3/15/19	169,512
10,000	Wyeth, 5.50%, 2/15/16	10,468
10,000	Wyeth, 5.45%, 4/1/17	10,442

		679,175

Real Estate Investment Trusts (REITs) (0.0%):
40,000	Simon Property Group LP, 6.75%, 5/15/14, Callable 2/15/14 @ 100	40,192

9

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued

Road & Rail (0.1%):
70,000	Norfolk Southern Corp., 5.75%, 1/15/16	$72,503
70,000	Union Pacific Corp., 7.88%, 1/15/19	80,128
20,000	Union Pacific Corp., 6.13%, 2/15/20	20,738

		173,369

Semiconductors & Semiconductor Equipment (0.0%):
45,000	KLA Instruments Corp., 6.90%, 5/1/18	40,458

Software (0.0%):
25,000	Microsoft Corp., 4.20%, 6/1/19	24,424
15,000	Oracle Corp., 5.75%, 4/15/18	15,823

		40,247

Specialty Retail (0.0%):
20,000	CVS Pass-Through Trust, 8.35%, 7/10/31	20,619

Tobacco (0.2%):
55,000	Altria Group, Inc., 9.25%, 8/6/19	61,760
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	115,301

		177,061

Total Corporate Bonds (Cost $12,448,820)		12,475,461

Preferred Stocks (2.7%):
Commercial Services & Supplies (0.6%):
17,650	Archer Daniels	644,048
14,665	Avery Dennison	422,792

		1,066,840

Diversified Financial Services (0.2%):
5,108	KeyCorp, Series A	355,006

Health Care Providers & Services (0.2%):
310	HealthSouth Corp.	201,888
370	HealthSouth Corp., Series A	240,962

		442,850

Household Durables (0.1%):
6,800	Newell Financial Trust I	179,775

Metals & Mining (0.7%):
1,190	Freeport-McMoran Copper & Gold, Inc.	1,338,750

Multi-Utilities (0.5%):
49,145	Centerpointe Energy, Inc.	1,004,524

Pharmaceuticals (0.4%):
18,000	El Paso Energy Capital Trust I	565,200
8,000	Omnicare Capital Trust II	284,000

		849,200

Total Preferred Stocks (Cost $5,738,549)		5,236,945

U.S. Government Agency Mortgages (1.7%):
Federal Home Loan Mortgage Corporation (1.1%)
380,000	2.50%, 1/7/14	376,300
450,000	3.00%, 7/28/14	450,912
723	11.00%, 9/1/15, Pool #170141	817
2,184	10.00%, 9/1/17, Pool #555283	2,306
4,666	10.50%, 11/1/17, Pool #360016	5,256
1,065,000	4.88%, 6/13/18	1,146,083

		1,981,674

Federal National Mortgage Association (0.6%)
1,000,000	1.88%, 4/20/12	1,004,066
1,148	10.50%, 12/1/16, Pool #124783	1,316
185,000	6.63%, 11/15/30	226,583
594	8.00%, 7/1/31, Pool #253905	647

		1,232,612

Total U.S. Government Agency Mortgages (Cost $3,223,245)		3,214,286

U.S. Treasury Obligations (7.8%):
U.S. Treasury Bonds (0.8%)
550,000	5.25%, 2/15/29	618,578
1,000,000	3.50%, 2/15/39	864,690
100,000	4.25%, 5/15/39	98,984

		1,582,252

U.S. Treasury Notes (7.0%)
500,000	0.88%, 12/31/10	500,683
1,900,000	0.88%, 2/28/11	1,898,670
2,900,000	0.88%, 3/31/11	2,896,036
700,000	4.75%, 3/31/11	746,128
2,370,000	4.63%, 2/29/12	2,568,303
500,000	1.38%, 4/15/12	498,164
250,000	4.38%, 8/15/12	270,547
180,000	4.13%, 8/31/12	193,331
1,680,000	2.75%, 10/31/13	1,711,107
110,000	1.75%, 1/31/14	106,907
350,000	1.88%, 2/28/14	340,949

10

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (7.0%), continued

1,440,000	1.75%, 3/31/14	$1,392,751
116,000	3.13%, 5/15/19	112,194

		13,235,770

Total U.S. Treasury Obligations (Cost $14,933,718)		14,818,022

Asset Backed Securities (0.1%):
39,945	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	40,033
97,818	Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	99,373
18,630	Capital One Auto Finance Trust, 5.07%, 7/15/11	18,629
34,494	Ford Credit Auto Owner Trust, 5.26%, 10/15/10	34,662
27,763	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	28,106
43,584	Harley-Davidson Motorcycle Trust, 4.41%, 6/15/12	44,314

Total Asset Backed Securities (Cost $262,224)		265,117

Yankee Dollar (1.1%):
Beverages (0.0%):
30,000	Diageo Capital plc, 7.38%, 1/15/14	33,944
40,000	Diageo Capital plc, 5.75%, 10/23/17	41,730

		75,674

Capital Markets (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	29,458
25,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	20,689

		50,147

Chemicals (0.0%):
50,000	Potash Corp. of Saskatchewan, Inc., 6.50%, 5/15/19	53,876

Commercial Banks (0.1%):
75,000	Barclays Bank plc, 6.75%, 5/22/19	74,383
75,000	KFW, 4.88%, 6/17/19	77,715
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	55,875

		207,973

Diversified Consumer Services (0.1%):
105,000	Nationwide Building Society, 4.25%, 2/1/10	104,724

		Fair
Shares		Value
Diversified Financial Services (0.2%):
25,000	BP Capital Markets plc, 3.88%, 3/10/15	$25,041
75,000	BP Capital Markets plc, 4.75%, 3/10/19	74,606
35,000	Credit Suisse Group, 6.00%, 2/15/18	34,941
45,000	Deutsche Telekom International Finance, 8.75%, 6/15/30	52,683
70,000	Devon Financing Corp., 7.88%, 9/30/31	82,426
45,000	Rio Tinto Finance (USA) Ltd., 6.50%, 7/15/18	45,026

		314,723

Diversified Telecommunication Services (0.2%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	75,667
35,000	France Telecom SA, 8.50%, 3/1/31	44,952
75,000	Telecom Italia Capital, 7.00%, 6/4/18	75,874
25,000	Telecom Italia Capital, 4.88%, 10/1/10	25,253
55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	55,753
40,000	Vodafone Group plc, 5.63%, 2/27/17	40,627

		318,126

Electric Utilities (0.0%):
80,000	Electricite de France, 6.50%, 1/26/19	87,618

Electronic Equipment & Instruments (0.1%):
50,000	LG Electronics, Inc., 5.00%, 6/17/10	49,698
70,000	Philips Electronics NV, 5.75%, 3/11/18	70,559

		120,257

Energy Equipment & Services (0.0%):
55,000	Weatherford International, Ltd., 6.00%, 3/15/18	54,010

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	41,068

11

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Yankee Dollar, continued

Media (0.1%):
50,000	Vivendi, 6.63%, 4/4/18	$50,336
100,000	WPP Finance, 8.00%, 9/15/14	101,553

		151,889

Metals & Mining (0.1%):
70,000	ArcelorMittal, 6.13%, 6/1/18	61,250
115,000	ArcelorMittal, 9.85%, 6/1/19	124,109

		185,359

Oil, Gas & Consumable Fuels (0.1%):
45,000	EnCana Corp., 5.90%, 12/1/17	46,131
10,000	EnCana Corp., 6.50%, 5/15/19	10,720
55,000	Transocean, Inc., 6.00%, 3/15/18	57,179

		114,030

Pharmaceuticals (0.0%):
35,000	AstraZeneca plc, 5.90%, 9/15/17	37,479
30,000	AstraZeneca plc, 6.45%, 9/15/37	33,257

		70,736

Road & Rail (0.0%):
20,000	Canadian National Railway Co., 5.55%, 5/15/18	20,893
15,000	Canadian National Railway Co., 5.55%, 3/1/19	15,542

		36,435

Sovereign Bond (0.1%):
95,000	Republic of Italy, 6.88%, 9/27/23	106,630

Tobacco (0.0%):
40,000	BAT International Finance plc, 9.50%, 11/15/18	47,014

Total Yankee Dollar (Cost $2,052,546)		2,140,289

Investment Company (5.2%):
9,916,441	Dreyfus Treasury Prime Cash Management, 0.09%(b)	9,916,441

Total Investment Company (Cost $9,916,441)		9,916,441

Total Investment Securities (Cost $192,144,245)(c) — 99.7%		190,335,110
Net other assets (liabilities) — 0.3%		593,912

Net Assets — 100.0%		$190,929,022

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2009. The date presented represents the final maturity date.

(b)	The rate presented represents the effective yield at June 30, 2009.

(c)	Cost for federal income tax purposes is $196,295,099. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,234,115
Unrealized depreciation	(15,194,104)

Net unrealized depreciation	$(5,959,989)

ADR—American Depository Receipt

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

12

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage
United States	84.9%
United Kingdom	4.3%
Netherlands	3.2%
Switzerland	2.0%
Germany	1.9%
Japan	1.5%
Ireland	1.0%
Bermuda	0.7%
Luxembourg	0.2%
France	0.1%
Italy	0.1%
Canada	0.1%
Australia	0.0%
South Korea	0.0%
Belgium	0.0%
Total	100.0%

13

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Van Kampen
Equity and Income
Fund

Assets:
Investment securities, at cost	$192,144,245

Investment securities, at value	$190,335,110
Interest and dividends receivable	534,335
Receivable for capital shares issued	63,553
Receivable for investments sold	686,631
Prepaid expenses	1,664

Total Assets	191,621,293

Liabilities:
Payable for investments purchased	485,338
Payable for capital shares redeemed	206
Manager fees payable	108,100
Administration fees payable	7,503
Distribution fees payable	39,276
Administrative and compliance services fees payable	5,246
Trustee fees payable	344
Other accrued liabilities	46,258

Total Liabilities	692,271

Net Assets	$190,929,022

Net Assets Consist of:
Capital	$216,425,917
Accumulated net investment income/(loss)	6,174,433
Accumulated net realized gains/(losses) from investment transactions	(29,862,193)
Net unrealized appreciation/(depreciation) on investments	(1,809,135)

Net Assets	$190,929,022

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,731,654
Net Asset Value (offering and redemption price per share)	$9.21

14

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Van Kampen
Equity and
Income Fund

Investment Income:
Interest	$971,481
Dividends	1,559,645
Foreign withholding tax	(130)

Total Investment Income	2,530,996

Expenses:
Manager fees	587,710
Administration fees	38,271
Distribution fees	195,903
Custodian fees	14,523
Administrative and compliance service fees	5,246
Trustees’ fees	8,484
Professional fees	15,005
Shareholder reports	19,956
Other expenses	19,936

Total expenses before reductions	905,034
Less expenses waived/reimbursed by the Manager	(46,375)
Less expenses paid indirectly	(1,144)

Net expenses	857,515

Net Investment Income/(Loss)	1,673,481

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(10,689,733)
Net realized gains/(losses) on futures transactions	463,723
Change in unrealized appreciation/(depreciation) on investments	17,069,097

Net Realized/Unrealized Gains/(Losses) on Investments	6,843,087

Change in Net Assets Resulting From Operations	$8,516,568

15

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen Equity
	and Income Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,673,481	$4,507,196
Net realized gains/(losses) on investment transactions	(10,226,010)	(18,832,489)
Change in unrealized appreciation/(depreciation) on investments	17,069,097	(37,240,585)

Change in net assets resulting from operations	8,516,568	(51,565,878)

Dividends to Shareholders:
From net investment income	—	(5,052,189)
From net realized gains on investments	—	(6,159,902)

Change in net assets resulting from dividends to shareholders	—	(11,212,091)

Capital Transactions:
Proceeds from shares issued	60,789,253	28,457,775
Proceeds from dividends reinvested	—	11,212,091
Value of shares redeemed	(14,141,476)	(85,319,721)

Change in net assets resulting from capital transactions	46,647,777	(45,649,855)

Change in net assets	55,164,345	(108,427,824)
Net Assets:
Beginning of period	135,764,677	244,192,501

End of period	$190,929,022	$135,764,677

Accumulated net investment income/(loss)	$6,174,433	$4,500,952

Share Transactions:
Shares issued	7,252,523	2,664,393
Dividends reinvested	—	1,063,766
Shares redeemed	(1,606,680)	(8,064,713)

Change in shares	5,645,843	(4,336,554)

16

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months					May 3, 2004 to
	Ended June 30,	Year Ended December 31,				December 31,
	2009	2008	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.00	$12.57	$12.68	$11.58	$10.86	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (b)	0.34	0.26	0.19	0.14	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.21	(3.25)	0.13	1.24	0.59	0.86

Total from Investment Activities	0.21	(2.91)	0.39	1.43	0.73	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.30)	(0.20)	(0.12)	—	(0.05)
Net Realized Gains	—	(0.36)	(0.30)	(0.21)	(0.01)	—

Total Dividends	—	(0.66)	(0.50)	(0.33)	(0.01)	(0.05)

Net Asset Value, End of Period	$9.21	$9.00	$12.57	$12.68	$11.58	$10.86

Total Return(c)(d)	2.33%	(23.92)%	3.07%	12.52%	6.75%	9.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$190,929	$135,765	$244,193	$224,971	$162,671	$81,218
Net Investment Income/(Loss)(e)	2.13%	2.37%	2.05%	2.00%	1.55%	1.40%
Expenses Before Reductions(e)(f)	1.15%	1.13%	1.11%	1.11%	1.18%	1.22%
Expenses Net of Reductions(e)	1.09%	1.07%	1.06%	1.08%	1.18%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.10%	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate(d)	37.64%	59.48%	69.49%	55.05%	46.94%	44.65%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

17

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Equity and Income Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	110
Futures Closed	(110)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

Change in Unrealized
Appreciation
(Depreciation) on
	Location of Gain (Loss)	Realized Gain (Loss)	Derivatives
	on Derivatives	on Derivatives	Recognized
Primary Risk Exposure	Recognized in Income	Recognized in Income	in Income
Equity Contracts	Net realized gains/(losses) on futures transactions/ change in unrealized appreciation/ depreciation on investments	$463,723	$—

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Equity and Income Fund	0.75%	1.20%

*	The Manager is voluntarily reducing the management fee to 0.70% on the first $100 million, 0.675% on the next $100 million, and 0.65% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $4,078 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

For the period ended June 30, 2009, the Fund paid approximately $5,529 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$94,695,928	$—	$94,695,928
Common Stocks — Foreign(a)	26,181,084	444,892	26,625,976
Convertible Bonds	—	20,946,645	20,946,645
Corporate Bonds	—	12,475,461	12,475,461
Preferred Stocks	1,987,046	3,249,899	5,236,945
U.S. Government Agency Mortgages	—	3,214,286	3,214,286
U.S. Treasury Obligations	—	14,818,022	14,818,022
Asset Backed Securities	—	265,117	265,117
Yankee Dollar	—	2,140,289	2,140,289
Investment Companies	9,916,441	—	9,916,441

Total Investment Securities	$132,780,499	$57,554,611	$190,335,110

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$99,433,346	$53,353,390

For the period ended June 30, 2009, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$17,071,545	$17,709,699

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Expires
12/31/2016
AZL Van Kampen Equity and Income Fund	$10,772,995

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,792,801 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Equity and Income Fund	$6,466,543	$4,745,548	$11,212,091

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Equity and Income Fund	$4,597,410	$4,597,410	$(16,565,796)	$(22,045,077)	$(34,013,463)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

25

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

26

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Van Kampen
Global Franchise Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Global Franchise Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Global Franchise Fund	$1,000.00	$1,050.90	$6.76	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Global Franchise Fund	$1,000.00	$1,018.20	$6.66	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Global Franchise Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Automobiles	2.2%
Beverages	5.4
Chemicals	1.8
Commercial Services & Supplies	4.2
Diversified Consumer Services	3.8
Diversified Financial Services	3.0
Food Products	16.6
Hotels, Restaurants & Leisure	2.0
Household Durables	1.9
Household Products	8.9
Internet Software & Services	2.9
Machinery	2.9
Media	9.9
Personal Products	1.8
Pharmaceuticals	3.3
Tobacco	25.6
Investment Company	2.4

Net Assets	98.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.2%):
Automobiles (2.2%):
286,311	Harley-Davidson, Inc.	$4,641,101

Beverages (5.4%):
71,886	Brown-Forman Corp., Class B	3,089,660
838,708	C&C Group plc	2,832,236
360,076	Diageo plc	5,170,421

		11,092,317

Chemicals (1.8%):
104,195	Scotts Co., Class A	3,652,035

Commercial Services & Supplies (4.2%):
1,154,751	Experian plc	8,653,001

Diversified Consumer Services (3.8%):
153,070	Career Education Corp.*	3,809,912
154,989	Weight Watchers International, Inc.	3,994,067

		7,803,979

Diversified Financial Services (3.0%):
234,356	Moody’s Corp.	6,175,281

Food Products (16.6%):
820,744	Cadbury plc	7,010,283
137,973	Groupe Danone	6,822,585
104,898	Kellogg Co.	4,885,100
183,754	Nestle SA, Registered Shares	6,936,684
362,535	Unilever plc	8,506,191

		34,160,843

Hotels, Restaurants & Leisure (2.0%):
305,916	Starbucks Corp.*	4,249,173

Household Durables (1.9%):
114,788	Fortune Brands, Inc.	3,987,735

Household Products (8.9%):
258,000	Kao Corp.	5,623,547
129,030	Procter & Gamble Co. (The)	6,593,433
133,044	Reckitt Benckiser Group plc	6,062,648

		18,279,628

Internet Software & Services (2.9%):
344,623	eBay, Inc.*	5,903,392

Machinery (2.9%):
194,882	Kone OYJ, B Shares	5,984,520

Media (9.9%):
219,713	McGraw-Hill Cos., Inc. (The)	6,615,559
573,793	Reed Elsevier NV	6,327,297
423,563	Wolters Kluwer NV	7,410,745

		20,353,601

Personal Products (1.8%):
114,394	Estee Lauder Co., Inc. (The), Class A	3,737,252

Pharmaceuticals (3.3%):
170,313	Novartis AG, Registered Shares	6,921,148

Tobacco (25.6%):
667,500	British American Tobacco plc	18,437,798
500,417	Imperial Tobacco Group plc	13,013,951
258,562	Philip Morris International, Inc.	11,278,474
622,104	Swedish Match AB, Class B	10,118,009

		52,848,232

Total Common Stocks (Cost $207,737,168)		198,443,238

Investment Company (2.4%):
4,869,285	Dreyfus Treasury Prime Cash Management, 0.09%(a)	4,869,285

Total Investment Company (Cost $4,869,285)		4,869,285

Total Investment Securities (Cost $212,606,453)(b) — 98.6%		203,312,523
Net other assets (liabilities) — 1.4%		2,865,101

Net Assets — 100.0%		$206,177,624

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

PLC—Public Liability Co.

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $217,117,579. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,045,778
Unrealized depreciation	(35,850,834)

Net unrealized depreciation	$(13,805,056)

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	38.1%
United Kingdom	28.6%
Switzerland	6.8%
Netherlands	6.8%
Ireland	5.6%
Sweden	5.0%
France	3.4%
Finland	2.9%
Japan	2.8%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)

Deliver 17,060,000 British Sterling Pounds in exchange for U.S. Dollars	7/29/09	$27,756,829	$28,062,934	$(306,105)
Deliver 730,663 British Sterling Pounds in exchange for U.S. Dollars	7/1/09	1,207,348	1,201,946	5,402
Deliver 10,272,312 Japanese Yen in exchange for U.S. Dollars	7/1/09	107,654	106,648	1,006
Deliver 270,329 Swiss Franc in exchange for U.S. Dollars	7/1/09	248,738	248,852	(114)
Deliver 1,356,933 Swedish Kronor in exchange for U.S. Dollars	7/1/09	174,930	175,990	(1,060)
Deliver 373,811 European Euro in exchange for U.S. Dollars	7/1/09	525,316	524,345	971

				$(299,900)

4

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Van
Kampen Global
Franchise Fund

Assets:
Investment securities, at cost	$212,606,453

Investment securities, at value	$203,312,523
Interest and dividends receivable	519,607
Foreign currency, at value (cost $313,059)	311,285
Receivable for investments sold	2,257,781
Reclaim receivable	487,189
Unrealized appreciation on foreign currency contracts	7,379
Prepaid expenses	2,577

Total Assets	206,898,341

Liabilities:
Unrealized depreciation on foreign currency contracts	307,279
Payable for capital shares redeemed	124,820
Manager fees payable	157,298
Administration fees payable	8,141
Distribution fees payable	42,638
Administrative and compliance services fees payable	6,508
Trustee fees payable	370
Other accrued liabilities	73,663

Total Liabilities	720,717

Net Assets	$206,177,624

Net Assets Consist of:
Capital	$219,120,308
Accumulated net investment income/(loss)	19,395,562
Accumulated net realized gains/(losses) from investment transactions	(22,770,380)
Net unrealized appreciation/(depreciation) on investments	(9,567,866)

Net Assets	$206,177,624

Shares of beneficial interest (unlimited number of shares authorized, no par value)	15,365,505
Net Asset Value (offering and redemption price per share)	$13.42

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Van
Kampen Global
Franchise Fund

Investment Income:
Dividends	$4,392,421
Foreign withholding tax	(348,617)

Total Investment Income	4,043,804

Expenses:
Manager fees	925,580
Administration fees	47,700
Distribution fees	243,573
Custodian fees	23,205
Administrative and compliance service fees	6,508
Trustees’ fees	11,539
Professional fees	17,271
Shareholder reports	29,553
Other expenses	14,312

Total expenses before reductions	1,319,241
Less expenses waived/reimbursed by the Manager	(24,807)

Net expenses	1,294,434

Net Investment Income/(Loss)	2,749,370

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(11,086,073)
Change in unrealized appreciation/(depreciation) on investments	17,001,028

Net Realized/Unrealized Gains/(Losses) on Investments	5,914,955

Change in Net Assets Resulting From Operations	$8,664,325

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Global Franchise Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,749,370	$7,212,439
Net realized gains/(losses) on investment transactions	(11,086,073)	(165,354)
Change in unrealized appreciation/(depreciation) on investments	17,001,028	(114,813,305)

Change in net assets resulting from operations	8,664,325	(107,766,220)

Dividends to Shareholders:
From net investment income	—	(6,300,165)
From net realized gains on investments	—	(20,870,481)

Change in net assets resulting from dividends to shareholders	—	(27,170,646)

Capital Transactions:
Proceeds from shares issued	11,170,694	40,608,202
Proceeds from dividends reinvested	—	27,170,646
Value of shares redeemed	(21,008,404)	(138,873,007)

Change in net assets resulting from capital transactions	(9,837,710)	(71,094,159)

Change in net assets	(1,173,385)	(206,031,025)
Net Assets:
Beginning of period	207,351,009	413,382,034

End of period	$206,177,624	$207,351,009

Accumulated net investment income/(loss)	$19,395,562	$16,646,192

Share Transactions:
Shares issued	887,845	2,390,509
Dividends reinvested	—	1,763,183
Shares redeemed	(1,761,420)	(9,034,728)

Change in shares	(873,575)	(4,881,036)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$12.77	$19.57	$18.14	$15.46	$13.88	$12.37

Investment Activities:
Net Investment Income/(Loss)	0.24	0.46	0.35	0.16	0.08	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.41	(5.80)	1.42	3.09	1.54	1.43

Total from Investment Activities	0.65	(5.34)	1.77	3.25	1.62	1.51

Dividends to Shareholders From:
Net Investment Income	—	(0.34)	—	(0.25)	—	—
Net Realized Gains	—	(1.12)	(0.34)	(0.32)	(0.04)	—

Total Dividends	—	(1.46)	(0.34)	(0.57)	(0.04)	—

Net Asset Value, End of Period	$13.42	$12.77	$19.57	$18.14	$15.46	$13.88

Total Return(a)(b)	5.09%	(28.56)%	9.82%	21.25%	11.64%	12.21%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$206,178	$207,351	$413,382	$391,610	$255,583	$122,818
Net Investment Income/(Loss)(c)	2.82%	2.31%	1.71%	1.31%	1.19%	0.80%
Expenses Before Reductions(c)(d)	1.35%	1.35%	1.32%	1.32%	1.42%	1.48%
Expenses Net of Reductions(c)	1.33%	1.29%	1.32%	1.32%	1.42%	1.44%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	N/A	1.30%	1.32%	1.32%	1.42%	N/A
Portfolio Turnover Rate(b)	9.44%	27.13%	31.26%	19.43%	16.33%	9.40%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Global Franchise Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments, and the volume of the open positions relative to the Fund’s net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Primary Risk Exposure	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*
Foreign Exchange Contracts	Variation margin on futures contracts and unrealized appreciation on foreign currency contracts	$7,379	Variation margin on futures contracts and unrealized depreciation on foreign currency contracts	$(307,279)

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/change in net unrealized appreciation/depreciation on investments	$(1,336,457)	$(1,326,596)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.39%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Global Franchise Fund	0.95%	1.39%

*	The Manager is voluntarily reducing the management fee to 0.95% on the first $100 million, 0.90% on the next $100 million, and 0.85% on assets above $200 million. The Manager reserves the right to increase the management fee to the amount shown in the table above at anytime.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $5,463 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$72,612,173	$—	$72,612,173
Common Stocks — Foreign(a)	—	125,831,065	125,831,065
Investment Companies	4,869,285	—	4,869,285

Total Investment Securities	77,481,458	125,831,065	203,312,523

Other Financial Instruments*	—	(299,900)	(299,900)

Total Investments	$77,481,458	$125,531,165	$203,012,623

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Global Franchise Fund	$17,727,407	$25,883,646

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Van Kampen Global Franchise Fund	$6,665,758

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $766,757 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Global Franchise Fund	$9,288,404	$17,882,242	$27,170,646

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earinings	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Global Franchise Fund	$17,672,886	$17,672,886	$(7,432,515)	$(31,847,380)	$(21,607,009)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

7. Subsequent Event

At a Board meeting on June 9, 2009, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Van Kampen Global Franchise Fund will acquire the assets and liabilities of the AZL Oppenheimer Global Fund. If approved by the shareholders, the reorganization is expected to be completed in the fourth quarter of 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Van Kampen
Global Real Estate Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Global Real Estate Fund	$1,000.00	$1,106.20	$7.00	1.34%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Global Real Estate Fund	$1,000.00	$1,018.15	$6.71	1.34%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Global Real Estate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Diversified Financial Services	1.2%
Diversified REITs	10.9
Health Care Providers & Services	0.4
Industrial REITs	0.8
Office REITs	6.1
Real Estate Investment Trusts (REITs)	1.2
Real Estate Management & Development	45.7
Residential REITs	6.6
Retail REITs	19.9
Specialized REITs	5.8
Investment Company	0.5

Net Assets	99.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.6%):
Diversified Financial Services (1.2%):
65,922	HCP, Inc.	$1,396,887

Diversified REITs (10.9%):
180,480	British Land Co. plc	1,138,113
1,850	Fonciere des Regions	139,184
2,782	Gecina SA	172,112
16,773	Insight Foundation Property Trust	8,150
33,865	Liberty Property Trust	780,250
143,514	Mirvac Group	123,657
6,962	PS Business Parks, Inc.	337,239
2,885,230	Segro plc	1,155,288
24,284	Shaftesbury plc	120,718
510,624	Stockland Trust Group	1,308,984
25,200	Unibail	3,762,740
46,416	Ventas, Inc.	1,385,982
49,102	Vornado Realty Trust	2,211,063
7,063	Wereldhave NV	526,322

		13,169,802

Health Care Providers & Services (0.4%):
17,824	Assisted Living Concepts, Inc., Class A*	259,339
19,005	Capital Senior Living Corp.*	86,473
9,501	Care Investment Trust, Inc.	49,405
14,400	Extendicare Real Estate Investment Trust	77,393

		472,610

Industrial REITs (0.8%):
27,668	AMB Property Corp.	520,435
156,617	Brixton plc	104,998
46,040	DCT Industrial Trust, Inc.	187,843
46,974	Prologis European Properties	179,362

		992,638

Office REITs (6.1%):
40,819	Boston Properties, Inc.	1,947,066
302,000	Capitacommerical Trust	169,817
27,425	Derwent Valley Holdings plc	422,536
15,360	Duke Realty Corp.	134,707
63,348	Great Portland Estates plc	229,757
10,477	ICADE	861,542
81	Japan Real Estate Investment Corp.	672,375
10,600	Kilroy Realty Corp.	217,724
35,184	Mack-Cali Realty Corp.	802,195
141	Nippon Building Fund, Inc.	1,206,907
7,531	Societe Immobiliere de Locationpour l’Industrie et le Commerce	664,743

		7,329,369

Real Estate Investment Trusts (REITs) (1.2%):
4,650	Digital Realty Trust, Inc.	166,703
151,900	GPT Group	59,274
1,385,963	GPT Group	540,828
2,720	Highwoods Properties, Inc.	60,846
23,710	Kite Realty Group Trust	69,233
3,960	LTC Properties, Inc.	80,982
8,193	Mercialys SA	252,976
6,650	Nationwide Health Properties, Inc.	171,171

		$1,402,013

Real Estate Management & Development (45.7%):
232,000	Agile Property Holdings, Ltd.	330,090
17,836	Alstria Office AG	139,164
239,283	Beni Stabili SPA	187,515
61,763	Big Yellow Group plc*	348,115
224,172	Brookfield Properties Corp.	1,786,651
9,718	CA Immobilien Anlagen AG*	80,620
76,325	Capital & Regional plc	40,960
928,000	Capitaland, Ltd.	2,357,409
23,292	Castellum AB	148,614
1,525,120	China Overseas Land & Investment, Ltd.	3,531,243
1,069,000	China Resources Land, Ltd.	2,353,664
37,189	Citycon Oyj	97,212
24,170	Conwert Immobilien Invest AG*	195,288
133,990	Forest City Enterprises, Inc., Class A	884,334
67,383	Grainger Trust plc	162,109
670,500	Guangzhou R&F Properties Co., Ltd.	1,490,817
631,000	Hang Lung Properties, Ltd.	2,083,007
257,300	Henderson Land Development Co., Ltd.	1,472,084
1,155,500	Hongkong Land Holdings, Ltd.	4,079,393
86,730	Hufvudstaden AB	540,145
350,860	Hysan Development Co., Ltd.	899,803
500,803	Kerry Properties, Ltd.	2,226,148
157,758	Minerva plc*	34,394
427,000	Mitsubishi Estate Co., Ltd.	7,074,762
379,000	Mitsui Fudosan Co., Ltd.	6,567,133
46,688	Morgans Hotel Group*	178,815
998	NTT Urban Development Corp.	962,481
20,496	PSP Swiss Property AG	979,242
106,691	Quintain Estates & Development plc	88,202
269,500	Shimao Property Holdings Ltd.	520,944
248,000	Sino Land Co., Ltd.	407,539
49,896	Sponda Oyj*	142,096
224,000	Sumitomo Realty & Development Co.	4,075,232
640,800	Sun Hung Kai Properties, Ltd.	7,976,344

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued

31,500	Swire Pacific, Ltd., Class A	$317,183
103,375	Unite Group plc	231,769
4,810	Weingarten Realty Investors	69,793

		55,060,314

Residential REITs (6.6%):
44,638	AvalonBay Communities, Inc.	2,497,050
31,175	Camden Property Trust	860,430
24,148	Equity Lifestyle Properties, Inc.	897,822
132,231	Equity Residential Properties Trust	2,939,495
160	Essex Property Trust, Inc.	9,957
53,195	Post Properties, Inc.	714,941

		7,919,695

Retail REITs (19.9%):
39,248	Acadia Realty Trust	512,186
66,800	BR Malls Participacoes SA*	506,660
346,000	CapitaMall Trust	333,196
519,745	CFS Retail Property Trust	686,980
276,098	Commonwealth Property Office Fund	183,597
29,155	Corio NV	1,420,965
13,275	Eurocommercial Properties NV	409,243
30,983	Federal Realty Investment Trust	1,596,244
208,434	Hammerson plc	1,056,229
20,887	Klepierre	538,704
179,874	Land Securities Group plc	1,399,246
88,321	Liberty International plc	579,760
8,945	Ramco-Gershenson Properties Trust	89,540
49,931	Regency Centers Corp.	1,743,091
34,770	RioCan	456,863
77,205	Simon Property Group, Inc.	3,970,661
90,637	Starwood Hotels & Resorts Worldwide, Inc.	2,012,142
238,000	Suntec Reit	140,593
14,025	Taubman Centers, Inc.	376,712
4,662	Vastned Retail NV	232,129
626,802	Westfield Group	5,707,779

		23,952,520

Specialized REITs (5.8%):
32,325	DiamondRock Hospitality Co.	202,354
55,096	Healthcare Realty Trust, Inc.	927,266
170,830	Host Hotels & Resorts, Inc.	1,433,264
3,195	LaSalle Hotel Properties	39,426
38,768	Public Storage, Inc.	2,538,529
189,342	Safestore Holdings, Ltd.	295,919
75,884	Senior Housing Properties Trust	1,238,427
12,717	Sovran Self Storage, Inc.	312,838

		6,988,023

Total Common Stocks (Cost $140,487,935)		118,683,871

Investment Company (0.5%):
660,126	Dreyfus Treasury Prime Cash Management, 0.09%(a)	660,126

Total Investment Company (Cost $660,126)		660,126

Total Investment Securities (Cost $141,148,061)(b) — 99.1%		119,343,997
Net other assets (liabilities) — 0.9%		1,020,632

Net Assets — 100.0%		$120,364,629

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

SPA—Standby Purchase Agreement

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $159,020,668. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,322,752
Unrealized depreciation	(46,999,423)

Net unrealized depreciation	$(39,676,671)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	31.6%
Hong Kong	19.3%
Japan	17.2%
Australia	7.2%
United Kingdom	6.2%
France	5.4%
Bermuda	3.4%
Singapore	2.5%
Netherlands	2.2%
Canada	1.9%
Switzerland	0.8%
Sweden	0.6%
China	0.4%
Brazil	0.4%
Austria	0.2%
Finland	0.2%
Italy	0.2%
Luxembourg	0.2%
Germany	0.1%

Total	100.0%

As of June 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long Contracts	Date	Amount	Value	(Depreciation)
Receive 79,240 Australian Dollars in exchange for U.S. Dollars	7/2/09	$64,295	$63,835	$(460)
Receive 12,657 European Euro in exchange for U.S. Dollars	7/1/09	17,819	17,755	(64)
Receive 20,298 European Euro in exchange for U.S. Dollars	7/2/09	28,472	28,472	—
Receive 34,737 Singapore Dollars in exchange for U.S. Dollars	7/1/09	23,891	23,988	97

				$(427)

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short Contracts	Date	Amount	Value	(Depreciation)
Deliver 10,750 British Sterling Pounds in exchange for U.S. Dollars	7/1/09	$17,819	$17,684	$135
Deliver 17,298 British Sterling Pounds in exchange for U.S. Dollars	7/2/09	28,472	28,455	17
Deliver 120,080 European Euros in exchange for U.S. Dollars	7/1/09	169,614	168,437	1,177
Deliver 396,407 Hong Kong Dollars in exchange for U.S. Dollars	7/2/09	51,149	51,150	(1)

				$1,328

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Van
Kampen
Global Real
Estate Fund

Assets:
Investment securities, at cost	$141,148,061

Investment securities, at value	$119,343,997
Interest and dividends receivable	375,957
Foreign currency, at value (cost $463,120)	468,363
Receivable for capital shares issued	146,487
Receivable for investments sold	445,847
Reclaim receivable	105,579
Unrealized appreciation on foreign currency contracts	1,426
Prepaid expenses	969

Total Assets	120,888,625

Liabilities:
Payable for investments purchased	344,977
Payable for capital shares redeemed	10,624
Unrealized depreciation on foreign currency contracts	525
Manager fees payable	84,620
Administration fees payable	4,724
Distribution fees payable	24,830
Administrative and compliance services fees payable	3,351
Trustee fees payable	218
Other accrued liabilities	50,127

Total Liabilities	523,996

Net Assets	$120,364,629

Net Assets Consist of:
Capital	$193,037,811
Accumulated net investment income/(loss)	3,032,565
Accumulated net realized gains/(losses) from investment transactions	(53,899,334)
Net unrealized appreciation/(depreciation) on investments	(21,806,413)

Net Assets	$120,364,629

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,918,261
Net Asset Value (offering and redemption price per share)	$6.04

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Van
Kampen
Global Real
Estate Fund

Investment Income:
Dividends	$2,442,261
Foreign withholding tax	(100,326)

Total Investment Income	2,341,935

Expenses:
Manager fees	421,218
Administration fees	22,824
Distribution fees	117,005
Custodian fees	70,069
Administrative and compliance service fees	3,351
Trustees’ fees	5,312
Professional fees	10,115
Shareholder reports	16,212
Other expenses	15,813

Total expenses before reductions	681,919
Less expenses waived/reimbursed by the Manager	(50,346)
Less expenses paid indirectly	(2,679)

Net expenses	628,894

Net Investment Income/(Loss)	1,713,041

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currency transactions	(24,217,473)
Change in unrealized appreciation/(depreciation) on investments	37,446,550

Net Realized/Unrealized Gains/(Losses) on Investments	13,229,077

Change in Net Assets Resulting From Operations	$14,942,118

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen Global
	Real Estate Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,713,041	$2,228,301
Net realized gains/(losses) on investment transactions	(24,217,473)	(29,087,413)
Change in unrealized appreciation/(depreciation) on investments	37,446,550	(47,788,551)

Change in net assets resulting from operations	14,942,118	(74,647,663)

Dividends to Shareholders:
From net investment income	—	(2,385,712)
From net realized gains on investments	—	(8,160,272)

Change in net assets resulting from dividends to shareholders	—	(10,545,984)

Capital Transactions:
Proceeds from shares issued	32,742,075	54,298,946
Proceeds from dividends reinvested	—	10,545,984
Value of shares redeemed	(15,919,694)	(48,090,142)

Change in net assets resulting from capital transactions	16,822,381	16,754,788

Change in net assets	31,764,499	(68,438,859)
Net Assets:
Beginning of period	88,600,130	157,038,989

End of period	$120,364,629	$88,600,130

Accumulated net investment income/(loss)	$3,032,565	$1,319,524

Share Transactions:
Shares issued	6,757,773	6,416,698
Dividends reinvested	—	1,297,169
Shares redeemed	(3,075,201)	(5,842,520)

Change in shares	3,682,572	1,871,347

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	For the Year Ended		May 1, 2006 to
	June 30,	December 31,		December 31,
	2009	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$5.46	$10.93	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07	0.13	0.13	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	0.51	(4.91)	(1.17)	2.12

Total from Investment Activities	0.58	(4.78)	(1.04)	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.16)	(0.06)	(0.07)
Net Realized Gains	—	(0.53)	(0.05)	(0.02)

Total Dividends	—	(0.69)	(0.11)	(0.09)

Net Asset Value, End of Period	$6.04	$5.46	$10.93	$12.08

Total Return(b)(c)	10.62%	(45.83)%	(8.68)%	21.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$120,365	$88,600	$157,039	$134,713
Net Investment Income/(Loss)(d)	3.66%	1.70%	1.07%	1.00%
Expenses Before Reductions(d)(e)	1.46%	1.43%	1.37%	1.45%
Expenses Net of Reductions(d)	1.34%	1.36%	1.35%	1.33%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.35%	N/A	N/A	N/A
Portfolio Turnover Rate(c)	25.34%	45.59%	46.22%	10.75%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Global Real Estate Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Summary of Derivative Instruments:

The following is a summary of the fair value of Derivative Instruments, not accounted for as hedging instruments under Statement 133, as of June 30, 2009:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Primary Risk Exposure	Liabilities Location	Total Fair Value*	Liabilities Location	Total Fair Value*
Foreign Exchange Contracts	Unrealized appreciation on foreign currency contracts	$1,426	Unrealized depreciation on foreign currency contracts	$(525)

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives).

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Foreign Exchange Contracts	Net realized gains (losses) on securities and foreign currency transactions/ change in net unrealized appreciation/depreciation on investments	$63,401	$2,680

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2009, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Van Kampen Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires
	12/31/2009	12/31/2010	12/31/2011	12/31/2012
AZL Van Kampen Global Real Estate Fund	$65,477	$27,734	$94,313	$50,346

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $2,422 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

For the period ended June 30, 2009, the Fund paid approximately $414 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$36,910,860	$59,274	$36,970,134
Common Stocks — Foreign(a)	2,827,566	78,886,171	81,713,737
Investment Companies	660,126	—	660,126

Total Investment Securities	40,398,552	78,945,445	119,343,997

Other Financial Instruments*	—	901	901

Total Investments	$40,398,552	$78,946,346	$119,344,898

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Global Real Estate Fund	$44,589,169	$23,122,004

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Van Kampen Global Real Estate Fund	$17,669,697

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $5,228,846 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Global Real Estate Fund	$5,838,420	$4,707,564	$10,545,984

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Global Real Estate Fund	$1,590,541	$1,590,541	$(22,898,543)	$(66,307,298)	$(87,615,300)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Van Kampen
Growth and Income Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Growth and Income Fund	$1,000.00	$983.60	$4.97	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Growth and Income Fund	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Growth and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Aerospace & Defense	1.2%
Auto Components	0.7
Automobiles	0.5
Beverages	0.8
Capital Markets	1.7
Commercial Banks	3.5
Commercial Services & Supplies	1.3
Communications Equipment	1.7
Computers & Peripherals	2.2
Diversified Financial Services	6.6
Diversified Telecommunication Services	2.5
Electric Utilities	4.4
Electronic Equipment & Instruments	1.1
Energy Equipment & Services	1.5
Food & Staples Retailing	1.3
Food Products	4.6
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	0.9
Household Durables	1.5
Industrial Conglomerates	3.8
Insurance	7.2
Internet Software & Services	2.4
Machinery	1.8
Media	8.0
Metals & Mining	2.3
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	12.4
Personal Products	1.1
Pharmaceuticals	7.8
Semiconductors & Semiconductor Equipment	2.8
Software	0.3
Specialty Retail	2.9
Tobacco	0.5
Investment Company	4.3

99.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.5%):
Aerospace & Defense (1.2%):
20,700	General Dynamics Corp.	$1,146,573
17,960	Raytheon Co.	797,963

		1,944,536

Auto Components (0.7%):
37,600	Autoliv, Inc.	1,081,752

Automobiles (0.5%):
48,790	Harley-Davidson, Inc.	790,886

Beverages (0.8%):
24,660	Coca-Cola Co. (The)	1,183,433

Capital Markets (1.7%):
132,460	Charles Schwab Corp.	2,323,348
7,600	State Street Corp.	358,720

		2,682,068

Commercial Banks (3.5%):
37,900	BB&T Corp.	833,042
15,700	Comerica, Inc.	332,055
28,036	First Horizon National Corp.*	336,433
93,760	KeyCorp	491,302
56,300	Mitsubishi UFJ Financial Group, Inc., ADR	345,682
112,030	Mizuho Financial Group, Inc., ADR	516,458
52,570	PNC Financial Services Group, Inc.	2,040,242
13,900	Sumitomo Mitsui Financial Group, Inc.	562,181

		5,457,395

Commercial Services & Supplies (1.3%):
25,701	Manpower, Inc.	1,088,180
40,500	Robert Half International, Inc.	956,610

		2,044,790

Communications Equipment (1.7%):
141,500	Cisco Systems, Inc.*	2,637,560

Computers & Peripherals (2.2%):
37,740	EMC Corp.*	494,394
75,290	Hewlett-Packard Co.	2,909,959

		3,404,353

Diversified Financial Services (6.6%):
131,400	Bank of America Corp.	1,734,480
254,796	JPMorgan Chase & Co.	8,691,092

		10,425,572

Diversified Telecommunication Services (2.5%):
130,760	Verizon Communications, Inc.	4,018,255

Electric Utilities (4.4%):
124,674	American Electric Power Co., Inc.	3,601,832
20,819	Entergy Corp.	1,613,889
44,950	FirstEnergy Corp.	1,741,812

		6,957,533

Electronic Equipment & Instruments (1.1%):
89,000	Agilent Technologies, Inc.*	1,807,590

Energy Equipment & Services (1.5%):
41,320	Schlumberger, Ltd.	2,235,825
6,200	Smith International, Inc.	159,650

		2,395,475

Food & Staples Retailing (1.3%):
11,550	Wal-Mart Stores, Inc.	559,482
53,200	Walgreen Co.	1,564,080

		2,123,562

Food Products (4.6%):
114,712	Cadbury plc, ADR	3,946,093
135,680	Unilever NV, New York Shares	3,280,742

		7,226,835

Health Care Equipment & Supplies (2.6%):
177,980	Boston Scientific Corp.*	1,804,717
60,355	Covidien PLC	2,259,691

		4,064,408

Health Care Providers & Services (0.7%):
38,710	Cardinal Health, Inc.	1,182,591

Hotels, Restaurants & Leisure (0.9%):
101,620	Starbucks Corp.*	1,411,502

Household Durables (1.5%):
91,470	Sony Corp., SP ADR	2,365,414

Industrial Conglomerates (3.8%):
134,100	General Electric Co.	1,571,652
33,000	Siemens AG, ADR	2,283,270
82,765	Tyco International, Ltd.	2,150,235

		6,005,157

Insurance (7.2%):
60,450	Chubb Corp. (The)	2,410,746
271,240	Marsh & McLennan Cos., Inc.	5,460,061
12,700	Transatlantic Holdings, Inc.	550,291
72,728	Travelers Cos., Inc. (The)	2,984,757

		11,405,855

Internet Software & Services (2.4%):
221,430	eBay, Inc.*	3,793,096

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Machinery (1.8%):
38,500	Dover Corp.	$1,273,965
75,440	Ingersoll Rand Co., Class A	1,576,696

		2,850,661

Media (8.0%):
197,870	Comcast Corp., Class A	2,867,136
45,311	Time Warner Cable, Inc.	1,434,999
168,330	Time Warner, Inc.	4,240,233
176,890	Viacom, Inc., Class B*	4,015,403

		12,557,771

Metals & Mining (2.3%):
30,100	Freeport-McMoRan Copper & Gold, Inc., Class B	1,508,311
53,010	Newmont Mining Corp.	2,166,519

		3,674,830

Multiline Retail (0.9%):
114,460	Macy’s, Inc.	1,346,050

Oil, Gas & Consumable Fuels (12.4%):
70,570	Anadarko Petroleum Corp.	3,203,172
41,530	BP plc, SP ADR	1,980,151
21,768	ConocoPhillips	915,562
31,070	Devon Energy Corp.	1,693,315
41,682	Exxon Mobil Corp.	2,913,989
25,673	Hess Corp.	1,379,924
63,720	Occidental Petroleum Corp.	4,193,413
67,080	Royal Dutch Shell plc, ADR	3,366,745

		19,646,271

Personal Products (1.1%):
55,400	Estee Lauder Co., Inc. (The), Class A	1,809,918

Pharmaceuticals (7.8%):
40,240	Abbott Laboratories	1,892,890
41,620	Bayer AG, ADR	2,230,832
143,110	Bristol-Myers Squibb Co.	2,906,564
53,000	Pfizer, Inc.	795,000
73,160	Roche Holding AG, ADR	2,495,488
79,070	Schering Plough Corp.	1,986,238

		12,307,012

Semiconductors & Semiconductor Equipment (2.8%):
65,300	ASML Holding NV	1,413,745
112,890	Intel Corp.	1,868,330
45,362	Lam Research Corp.*	1,179,412

		4,461,487

Software (0.3%):
28,129	Symantec Corp.*	437,687

Specialty Retail (2.9%):
60,000	Gap, Inc. (The)	984,000
149,010	Home Depot, Inc.	3,521,106

		4,505,106

Tobacco (0.5%):
18,613	Philip Morris International, Inc.	811,899

Total Common Stocks (Cost $162,414,280)		150,818,310

Investment Company (4.3%):
6,847,653	Dreyfus Treasury Prime Cash Management, 0.09%(a)	6,847,653

Total Investment Company (Cost $6,847,653)		6,847,653

Total Investment Securities (Cost $169,261,933)(b) — 99.8%		157,665,963
Net other assets (liabilities) — 0.2%		273,789

Net Assets — 100.0%		$157,939,752

Percentages indicated are based on net assets as of June 30, 2009.

*	Non-income producing security

ADR—American Depository Receipt

ETF—Exchange Traded Fund

PLC—Public Liability Co.

(a)	The rate represents the effective yield at June 30, 2009.

(b)	Cost for federal income tax purposes is $171,391,034. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,345,295
Unrealized depreciation	(25,070,366)

Net unrealized depreciation	$(13,725,071)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	79.1%
United Kingdom	5.9%
Netherlands	4.4%
Switzerland	2.9%
Germany	2.9%
Japan	2.4%
Ireland	1.4%
Bermuda	1.0%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL Van
Kampen Growth
and Income Fund

Assets:
Investment securities, at cost	$169,261,933

Investment securities, at value	$157,665,963
Interest and dividends receivable	140,393
Receivable for investments sold	717,786
Prepaid expenses	1,974

Total Assets	158,526,116

Liabilities:
Payable for investments purchased	356,554
Payable for capital shares redeemed	52,614
Manager fees payable	87,893
Administration fees payable	6,308
Distribution fees payable	33,015
Administrative and compliance services fees payable	4,613
Trustee fees payable	283
Other accrued liabilities	45,084

Total Liabilities	586,364

Net Assets	$157,939,752

Net Assets Consist of:
Capital	$198,798,306
Accumulated net investment income/(loss)	5,362,550
Accumulated net realized gains/(losses) from investment transactions	(34,625,134)
Net unrealized appreciation/(depreciation) on investments	(11,595,970)

Net Assets	$157,939,752

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,188,483
Net Asset Value (offering and redemption price per share)	$7.82

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Van
Kampen Growth
and Income Fund

Investment Income:
Interest	$26,213
Dividends	1,984,890

Total Investment Income	2,011,103

Expenses:
Manager fees	564,831
Administration fees	36,049
Distribution fees	184,144
Custodian fees	9,066
Administrative and compliance service fees	4,613
Trustees’ fees	8,110
Professional fees	12,906
Shareholder reports	21,769
Other expenses	5,239

Total expenses before reductions	846,727
Less expenses waived/reimbursed by the Manager	(73,657)
Less expenses paid indirectly	(26,382)

Net expenses	746,688

Net Investment Income/(Loss)	1,264,415

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(18,723,111)
Net realized gains/(losses) on futures transactions	385,487
Change in unrealized appreciation/(depreciation) on investments	14,549,595

Net Realized/Unrealized Gains/(Losses) on Investments	(3,788,029)

Change in Net Assets Resulting From Operations	$(2,523,614)

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Growth and Income Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,264,415	$4,109,086
Net realized gains/(losses) on investment transactions	(18,337,624)	(14,653,221)
Change in unrealized appreciation/(depreciation) on investments	14,549,595	(82,401,256)

Change in net assets resulting from operations	(2,523,614)	(92,945,391)

Dividends to Shareholders:
From net investment income	—	(5,128,281)
From net realized gains on investments	—	(14,833,552)

Change in net assets resulting from dividends to shareholders	—	(19,961,833)

Capital Transactions:
Proceeds from shares issued	12,599,744	20,570,113
Proceeds from dividends reinvested	—	19,961,833
Value of shares redeemed	(12,034,221)	(95,588,828)

Change in net assets resulting from capital transactions	565,523	(55,056,882)

Change in net assets	(1,958,091)	(167,964,106)
Net Assets:
Beginning of period	159,897,843	327,861,949

End of period	$157,939,752	$159,897,843

Accumulated net investment income/(loss)	$5,362,550	$4,098,135

Share Transactions:
Shares issued	1,742,605	2,131,497
Dividends reinvested	—	2,010,255
Shares redeemed	(1,672,013)	(9,348,335)

Change in shares	70,592	(5,206,583)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$7.95	$12.95	$13.37	$12.36	$11.76	$10.37

Investment Activities:
Net Investment Income/(Loss)	0.06	0.24	0.22	0.15	0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(0.19)	(4.31)	0.14	1.74	0.98	1.34

Total from Investment Activities	(0.13)	(4.07)	0.36	1.89	1.08	1.43

Dividends to Shareholders From:
Net Investment Income	—	(0.24)	(0.18)	(0.10)	(0.04)	(0.04)
Net Realized Gains	—	(0.69)	(0.60)	(0.78)	(0.44)	—

Total Dividends	—	(0.93)	(0.78)	(0.88)	(0.48)	(0.04)

Net Asset Value, End of Period	$7.82	$7.95	$12.95	$13.37	$12.36	$11.76

Total Return(a)(b)	(1.64)%	(32.86)%	2.64%	15.90%	9.24%	13.82%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$157,940	$159,898	$327,862	$370,723	$315,538	$229,249
Net Investment Income/(Loss)(c)	1.72%	1.71%	1.39%	1.34%	1.02%	0.87%
Expenses Before Reductions(c)(d)	1.15%	1.12%	1.09%	1.16%	1.20%	1.21%
Expenses Net of Reductions(c)	1.01%	1.00%	0.99%	1.09%	1.18%	1.17%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c)(e)	1.05%	1.03%	1.00%	1.10%	1.20%	N/A
Portfolio Turnover Rate(b)	31.78%	39.96%	25.25%	29.83%	40.15%	53.80%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Growth and Income Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 were as follows:

Number of
Contracts
Outstanding at December 31, 2008	—
Futures Opened	65
Futures Closed	(65)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Equity Contracts	Net realized gains/(losses)	$385,487	$—
on futures transactions/
change in unrealized appreciation/
depreciation on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and over $500 million at 0.675%. The Manager is voluntarily reducing the management fee as follows: the first $100 million at 0.675% and over $100 million at 0.65%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $4,107 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

For the period ended June 30, 2009, the Fund paid approximately $814 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$117,809,062	$—	$117,809,062
Common Stocks — Foreign(a)	32,447,067	562,181	33,009,248
Investment Companies	6,847,653	—	6,847,653

Total Investment Securities	$157,103,782	$562,181	$157,665,963

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Growth and Income Fund	$42,925,284	$39,190,401

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Van Kampen Growth and Income Fund	$4,769,482

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $9,560,116 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 were as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Growth and Income Fund	$8,302,236	$11,659,597	$19,961,833

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Growth and Income Fund	$4,098,135	$4,098,135	$(14,329,598)	$(28,103,477)	$(38,334,940)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

AZL® Van Kampen
Mid Cap Growth Fund
Semi-Annual Report
June 30, 2009
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Mid Cap Growth Fund	$1,000.00	$1,229.20	$6.30	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/09	6/30/09	1/1/09 - 6/30/09	1/1/09 - 6/30/09
AZL Van Kampen Mid Cap Growth Fund	$1,000.00	$1,019.14	$5.71	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Mid Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2009:

Percent of
Investments	net assets*
Air Freight & Logistics	4.8%
Capital Markets	2.8
Chemicals	4.2
Commercial Services & Supplies	2.6
Construction & Engineering	2.1
Construction Materials	2.9
Distributors	2.9
Diversified Consumer Services	3.2
Diversified Financial Services	8.9
Electronic Equipment & Instruments	0.9
Health Care Equipment & Supplies	4.7
Hotels, Restaurants & Leisure	8.1
Household Durables	1.6
Internet & Catalog Retail	3.3
Internet Software & Services	6.6
Life Sciences Tools & Services	6.4
Media	1.0
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	11.3
Pharmaceuticals	1.3
Real Estate Management & Development	1.6
Software	11.3
Specialty Retail	1.0
Wireless Telecommunication Services	1.4
Investment Company	4.1

100.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.9%):
Air Freight & Logistics (4.8%):
108,561	C.H. Robinson Worldwide, Inc.	$5,661,456
225,219	Expeditors International of Washington, Inc.	7,508,802

		13,170,258

Capital Markets (2.8%):
199,604	Calamos Asset Management, Inc., Class A	2,816,413
119,184	Morningstar, Inc.*	4,913,956

		7,730,369

Chemicals (4.2%):
149,991	Intrepid Potash, Inc.*	4,211,747
266,577	Nalco Holding Co.	4,489,157
190,757	Rockwood Holdings, Inc.*	2,792,682

		11,493,586

Commercial Services & Supplies (2.6%):
108,576	Corporate Executive Board Co.	2,254,038
402,790	Groupe Aeroplan, Inc.	2,857,527
163,888	Monster Worldwide, Inc.*	1,935,517

		7,047,082

Construction & Engineering (2.1%):
111,601	Aecom Technology Corp.*	3,571,232
135,276	Gafisa SA, ADR	2,232,054

		5,803,286

Construction Materials (2.9%):
81,983	Martin Marietta Materials, Inc.	6,466,819
51,312	Texas Industries, Inc.	1,609,144

		8,075,963

Distributors (2.9%):
2,940,121	Li & Fung, Ltd.	7,859,474

Diversified Consumer Services (3.2%):
74,272	New Oriental Education & Technology Group, Inc., ADR*	5,002,962
17,424	Strayer Education, Inc.	3,800,349

		8,803,311

Diversified Financial Services (8.9%):
34,289	Greenhill & Co., Inc.	2,476,009
52,151	Intercontinental Exchange, Inc.*	5,957,730
312,019	Leucadia National Corp.*	6,580,481
84,672	Moody’s Corp.	2,231,107
464,942	Redecard SA	7,119,365

		24,364,692

Electronic Equipment & Instruments (0.9%):
613,300	BYD Co, Ltd., Class H*	2,452,748

Health Care Equipment & Supplies (4.7%):
99,212	Gen-Probe, Inc.*	4,264,132
16,800	Intuitive Surgical, Inc.*	2,749,488
162,545	Ironwood Pharmaceuticals, Inc.(a)(b)	1,950,540
143,315	Mindray Medical International, Ltd., ADR	4,001,355

		12,965,515

Hotels, Restaurants & Leisure (8.1%):
189,076	Ctrip.com International, Ltd., ADR*	8,754,219
273,717	Las Vegas Sands Corp.*	2,151,416
432,005	Starbucks Corp.*	6,000,549
147,281	Wynn Resorts, Ltd.*	5,199,019

		22,105,203

Household Durables (1.6%):
43,046	Mohawk Industries, Inc.*	1,535,881
5,536	NVR, Inc.*	2,781,231

		4,317,112

Internet & Catalog Retail (3.3%):
49,536	Netflix, Inc.*	2,047,818
63,665	Priceline.com, Inc.*	7,101,831

		9,149,649

Internet Software & Services (6.6%):
2,905,000	Alibaba.com, Ltd.*(c)	5,127,976
32,649	Baidu, Inc., ADR*	9,830,287
42,217	Equinix, Inc.*	3,070,865

		18,029,128

Life Sciences Tools & Services (6.4%):
271,256	Illumina, Inc.*	10,562,709
109,076	Techne Corp.	6,960,139

		17,522,848

Media (1.0%):
136,791	Discovery Communications, Inc., Class C*	2,808,319

Multiline Retail (1.0%):
40,264	Sears Holdings Corp.*	2,678,361

Oil, Gas & Consumable Fuels (11.3%):
182,838	Covanta Holding Corp.*	3,100,932
107,055	Petrohawk Energy Corp.*	2,387,327
57,278	Range Resources Corp.	2,371,882
316,601	Southwestern Energy Co.*	12,299,949
274,871	Ultra Petroleum Corp.*	10,719,969

		30,880,059

Pharmaceuticals (1.3%):
72,391	Allergan, Inc.	3,444,364

3

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Real Estate Management & Development (1.6%):
257,841	Brookfield Asset Management, Inc., Class A	$4,401,346

Software (11.3%):
187,910	Autodesk, Inc.*	3,566,532
91,669	IHS, Inc., Class A*	4,571,533
163,685	Salesforce.com, Inc.*	6,247,856
954,200	Tencent Holdings, Ltd.	11,110,320
238,984	Teradata Corp.*	5,599,395

		31,095,636

Specialty Retail (1.0%):
111,929	Abercrombie & Fitch Co., Class A	2,841,877

Wireless Telecommunication Services (1.4%):
27,106	Millicom International Cellular SA*	1,524,984
120,644	NII Holdings, Inc.*	2,300,681

		3,825,665

Total Common Stocks (Cost $297,678,994)		262,865,851

Investment Company (4.1%):
11,232,778	Dreyfus Treasury Prime Cash Management, 0.09%(d)	11,232,778

Total Investment Company (Cost $11,232,778)		11,232,778

Total Investment Securities (Cost $308,911,772)(e) — 100.0%		274,098,629
Net other assets (liabilities) — 0.0%		(70,920)

Net Assets — 100.0%		$274,027,709

Percentages indicated are based on net assets as of June 30, 2009.

ADR—American Depository Receipt

*	Non-income producing security

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2009, these securities represent 0.7% of the net assets of the Fund.

(b)	Security was fair valued as of June 30, 2009. Represents 0.7% of the net assets of the Fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(d)	The rate represents the effective yield at June 30, 2009.

(e)	Cost for federal income tax purposes is $312,753,517. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$34,163,620
Unrealized depreciation	(72,818,508)

Net unrealized depreciation	$(38,654,888)

4

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2009
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2009:

Country	Percentage

United States	69.7%
Cayman Islands	8.6%
Hong Kong	6.9%
Canada	6.6%
Brazil	3.4%
China	3.3%
Switzerland	0.9%
Luxembourg	0.6%

Total	100.0%

5

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2009
(Unaudited)

AZL
Van Kampen
Mid Cap Growth
Fund

Assets:
Investment securities, at cost	$308,911,772

Investment securities, at value	$274,098,629
Interest and dividends receivable	63,315
Foreign currency, at value (cost $144,289)	143,978
Receivable for capital shares issued	10,948
Receivable for investments sold	176,441
Prepaid expenses	2,790

Total Assets	274,496,101

Liabilities:
Payable for capital shares redeemed	127,995
Manager fees payable	175,919
Administration fees payable	10,940
Distribution fees payable	57,270
Administrative and compliance services fees payable	8,280
Trustee fees payable	494
Other accrued liabilities	87,494

Total Liabilities	468,392

Net Assets	$274,027,709

Net Assets Consist of:
Capital	$385,783,885
Accumulated net investment income/(loss)	(400,994)
Accumulated net realized gains/(losses) from investment transactions	(76,541,675)
Net unrealized appreciation/(depreciation) on investments	(34,813,507)

Net Assets	$274,027,709

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,528,479
Net Asset Value (offering and redemption price per share)	$8.42

6

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2009
(Unaudited)

AZL Van
Kampen Mid
Cap Growth
Fund

Investment Income:
Dividends	$999,066
Foreign withholding tax	(18,096)

Total Investment Income	980,970

Expenses:
Manager fees	986,737
Administration fees	58,861
Distribution fees	300,909
Custodian fees	13,386
Administrative and compliance service fees	8,280
Trustees’ fees	13,974
Professional fees	21,096
Shareholder reports	32,135
Other expenses	8,071

Total expenses before reductions	1,443,449
Less expenses waived/reimbursed by the Manager	(59,214)
Less expenses paid indirectly	(4,595)

Net expenses	1,379,640

Net Investment Income/(Loss)	(398,670)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(17,465,125)
Net realized gains/(losses) on futures transactions	443,295
Change in unrealized appreciation/(depreciation) on investments	70,187,499

Net Realized/Unrealized Gains/(Losses) on Investments	53,165,669

Change in Net Assets Resulting From Operations	$52,766,999

7

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen Mid
	Cap Growth Fund
	For the	For the
	Six Months	Year Ended
	Ended June 30,	December 31,
	2009	2008
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(398,670)	$(267,416)
Net realized gains/(losses) on investment transactions	(17,021,830)	(56,631,840)
Change in unrealized appreciation/(depreciation) on investments	70,187,499	(182,494,860)

Change in net assets resulting from operations	52,766,999	(239,394,116)

Dividends to Shareholders:
From net investment income	—	(831,622)
From net realized gains on investments	—	(52,047,429)
From return of capital	—	(361,565)

Change in net assets resulting from dividends to shareholders	—	(53,240,616)

Capital Transactions:
Proceeds from shares issued	31,335,314	90,448,139
Proceeds from dividends reinvested	—	53,240,616
Value of shares redeemed	(39,721,791)	(180,972,953)

Change in net assets resulting from capital transactions	(8,386,477)	(37,284,198)

Change in net assets	44,380,522	(329,918,930)
Net Assets:
Beginning of period	229,647,187	559,566,117

End of period	$274,027,709	$229,647,187

Accumulated net investment income/(loss)	$(400,994)	$(2,324)

Share Transactions:
Shares issued	4,300,066	7,997,859
Dividends reinvested	—	5,287,052
Shares redeemed	(5,318,555)	(15,639,947)

Change in shares	(1,018,489)	(2,355,036)

8

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2009	2008	2007	2006	2005	2004
	(Unaudited)

Net Asset Value, Beginning of Period	$6.85	$15.59	$13.48	$12.75	$10.95	$9.35

Investment Activities:
Net Investment Income/(Loss)	(0.01)	—(a )	0.03	—(a )	(0.05)	(0.06)
Net Realized and Unrealized Gains/(Losses) on Investments	1.58	(7.01)	2.89	1.14	1.97	1.99

Total from Investment Activities	1.57	(7.01)	2.92	1.14	1.92	1.93

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	—(a )	—	—	—
Net Realized Gains	—	(1.69)	(0.81)	(0.41)	(0.12)	(0.33)
Return of Capital	—	(0.01)	—	—	—	—

Total Dividends	—	(1.73)	(0.81)	(0.41)	(0.12)	(0.33)

Net Asset Value, End of Period	$8.42	$6.85	$15.59	$13.48	$12.75	$10.95

Total Return(b)(c)	22.92%	(48.52)%	22.19%	9.21%	17.54%	21.23%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$274,028	$229,647	$559,566	$305,006	$228,828	$90,010
Net Investment Income/(Loss)(d)	(0.33)%	(0.07)%	0.31%	0.04%	(0.63)%	(0.77)%
Expenses Before Reductions(e)(d)	1.20%	1.15%	1.18%	1.21%	1.30%	1.32%
Expenses Net of Reductions(d)	1.14%	1.10%	1.12%	1.16%	1.24%	1.27%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d)(f)	1.15%	1.11%	1.14%	1.18%	1.30%	N/A
Portfolio Turnover Rate(c)	19.15%	41.17%	72.41%	70.25%	83.78%	123.60%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

9

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements
June 30, 2009
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Mid Cap Growth Fund (the “Fund”). The Trust consists of 37 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund (formerly AZL Legg Mason Growth Fund)
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund (formerly AZL Dreyfus Founders Equity Growth Fund)
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL JPMorgan Large Cap Equity Fund (formerly AZL Legg Mason Value Fund)
•	AZL JPMorgan U.S. Equity Fund (formerly AZL Oppenheimer Main Street Fund)
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL BlackRock Growth Fund, AZL First Trust Target Double Play Fund, AZL JPMorgan Large Cap Equity Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated events and transactions through August 24, 2009, the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.

Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2009, the Fund had no amounts outstanding related to securities lending.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The volume of foreign currency exchange contracts will generally be representative of the volume of security trades throughout the reporting period that were denominated in foreign currencies.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Transactions in futures contracts for the period ended June 30, 2009 we as follows:

Number of
Contracts

Outstanding at December 31, 2008	—
Futures Opened	417
Futures Closed	(417)

Outstanding at June 30, 2009	—

Summary of Derivative Instruments:

There were no open derivative positions as of June 30, 2009.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The following is a summary of the effect of Derivative Instruments, not accounted for as hedging instruments under Statement 133, on the Statement of Operations for the six months ended June 30, 2009:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Recognized in Income	in Income	in Income
Equity Contracts	Net realized gains (losses)	$443,295	$—
on futures transactions and on securities and foreign currency transactions, /change in unrealized appreciation/depreciation on investments
Foreign Exchange Contracts	Net realized gains (losses)	$1,049	$—
on futures transactions and on securities and foreign currency transactions, /change in unrealized appreciation/depreciation on investments

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary not incurred in the ordinary course of the Fund’s business and expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2010. The annual expense limit of the Fund is 1.30%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and over $500 million at 0.75%. The Manager is voluntarily reducing the management fees as follows: the first $100 million at 0.80% and over $100 million at 0.75%. The Manager reserves the right to stop reducing the management fee at any time.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2009, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fees based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2009, $6,447 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2009, actual Trustee compensation was $280,000 in total for both Trusts.

For the period ended June 30, 2009, the Fund paid approximately $321 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

The Schedule of Portfolio Investments includes additional information regarding the investments for the Fund. The following is a summary of the valuation inputs used as of June 30, 2009 in valuing the Fund’s investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investment Securities:
Common Stocks — Domestic	$177,920,726	$—	$1,950,540	$179,871,266
Common Stocks — Foreign(a)	56,444,067	26,550,518	—	82,994,585
Investment Companies	11,232,778	—	—	11,232,778

Total Investment Securities	$245,597,571	$26,550,518	$1,950,540	$274,098,629

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
AZL Van Kampen Mid Cap Growth Fund	Securities	Instruments*
Balance as of December 31, 2008	$1,950,540	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases (sales)	—	—
Transfers in (out) of Level 3	—	—

Balance as of June 30, 2009	$1,950,540	$—

(a)	Based on the domicile of the security issuer.

5. Security Purchases and Sales

For the period ended June 30, 2009, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Mid Cap Growth Fund	$45,555,734	$42,767,373

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the Fund held restricted securities representing 0.7% of net assets all of which have been deemed illiquid. The restricted illiquid securities held as of June 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Ironwood Pharmaceuticals, Inc.	9/11/08	$1,950,540	162,545	$1,950,540

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2009
(Unaudited)

Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities in all major tax jurisdictions, including federal tax (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2009.

At December 31, 2008 the Fund had net capital loss carryforwards, as summarized below, to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2016
AZL Van Kampen Mid Cap Growth Fund	$21,804,263

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $33,525,425 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2008 was as follows:

		Net
	Ordinary	Long-Term	Return	Total
	Income	Capital Gains	of Capital	Distributions(a)
AZL Van Kampen Mid Cap Growth Fund	$22,499,376	$30,379,675	$361,565	$53,240,616

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Total
	Accumulated		Accumulated
	Capital and	Unrealized	Earnings
	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Mid Cap Growth Fund	$(55,329,688)	$(109,193,487)	$(164,523,175)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2009.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0609 8/09

Item 2. Code of Ethics.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	September 8, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President

Date	September 8, 2009

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	September 8, 2009

*	Print the name and title of each signing officer under his or her signature.